UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares		Value
Common Stocks (48.9%)
3M Co. (Industrial Conglomerates)	931		$153,894
Abbott Laboratories (Health Care Equipment & Supplies)	2,261		88,722
AbbVie, Inc. (Biotechnology)	2,508		139,896
Accenture PLC - Class A (IT Services)	950		110,428
Activision Blizzard, Inc. (Software)	1,045		45,113
Acuity Brands, Inc. (Electrical Equipment)	76		16,991
Adient PLC* (Auto Components)	—	†	18
Adobe Systems, Inc.* (Software)	760		81,708
Advance Auto Parts, Inc. (Specialty Retail)	114		15,969
Aetna, Inc. (Health Care Providers & Services)	532		57,110
Affiliated Managers Group, Inc.* (Capital Markets)	76		10,082
Aflac, Inc. (Insurance)	627		43,181
Agilent Technologies, Inc. (Life Sciences Tools & Services)	494		21,524
Air Products & Chemicals, Inc. (Chemicals)	323		43,095
Akamai Technologies, Inc.* (Internet Software & Services)	266		18,479
Alaska Air Group, Inc. (Airlines)	190		13,722
Albemarle Corp. (Chemicals)	171		14,287
Alexion Pharmaceuticals, Inc.* (Biotechnology)	342		44,631
Allegion PLC (Building Products)	152		9,704
Allergan PLC* (Pharmaceuticals)	608		127,036
Alliance Data Systems Corp.* (IT Services)	95		19,425
Alliant Energy Corp. (Electric Utilities)	342		13,013
Aloca, Inc. (Aerospace & Defense)	665		19,099
Alphabet, Inc.* - Class A (Internet Software & Services)	456		369,314
Alphabet, Inc.* - Class C (Internet Software & Services)	456		357,750
Altria Group, Inc. (Tobacco)	3,002		198,492
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	608		480,210
Ameren Corp. (Multi-Utilities)	380		18,981
American Airlines Group, Inc. (Airlines)	817		33,170
American Electric Power Co., Inc. (Electric Utilities)	760		49,278
American Express Co. (Consumer Finance)	1,197		79,506
American International Group, Inc. (Insurance)	1,558		96,130
American Tower Corp. (Equity Real Estate Investment Trusts)	646		75,705
American Water Works Co., Inc. (Water Utilities)	266		19,695
Ameriprise Financial, Inc. (Capital Markets)	247		21,832
AmerisourceBergen Corp. (Health Care Providers & Services)	285		20,041
AMETEK, Inc. (Electrical Equipment)	361		15,920
Amgen, Inc. (Biotechnology)	1,140		160,922
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	475		31,317
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	779		46,304
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	475		30,448
Anthem, Inc. (Health Care Providers & Services)	399		48,622
Aon PLC (Insurance)	399		44,221
Apache Corp. (Oil, Gas & Consumable Fuels)	589		35,034
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	247		10,885
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,265		938,408
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,653		48,069
Archer-Daniels-Midland Co. (Food Products)	893		38,908
Arthur J. Gallagher & Co. (Insurance)	266		12,829
Assurant, Inc. (Insurance)	95		7,649
AT&T, Inc. (Diversified Telecommunication Services)	9,443		347,408
Autodesk, Inc.* (Software)	304		21,973
Automatic Data Processing, Inc. (IT Services)	703		61,203
AutoNation, Inc.* (Specialty Retail)	95		4,168
AutoZone, Inc.* (Specialty Retail)	38		28,202
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	209		35,777
Avery Dennison Corp. (Containers & Packaging)	133		9,282
Baker Hughes, Inc. (Energy Equipment & Services)	665		36,841
Ball Corp. (Containers & Packaging)	266		20,501
Bank of America Corp. (Banks)	15,656		258,324
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	114		24,702
Baxter International, Inc. (Health Care Equipment & Supplies)	760		36,168
BB&T Corp. (Banks)	1,254		49,157
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	323		54,235
Bed Bath & Beyond, Inc. (Specialty Retail)	228		9,216
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,907		419,480
Best Buy Co., Inc. (Specialty Retail)	418		16,264
Biogen, Inc.* (Biotechnology)	342		95,822
BlackRock, Inc. (Capital Markets)	190		64,836
BorgWarner, Inc. (Auto Components)	304		10,895
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	228		27,469
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,090		45,980
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,565		130,584
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	608		103,530
Brown-Forman Corp. - Class B (Beverages)	285		13,158
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	228		15,531
CA, Inc. (Software)	475		14,602
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	722		15,075
Campbell Soup Co. (Food Products)	304		16,519
Capital One Financial Corp. (Consumer Finance)	779		57,677
Cardinal Health, Inc. (Health Care Providers & Services)	494		33,933
CarMax, Inc.* (Specialty Retail)	285		14,233
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	665		32,652
Caterpillar, Inc. (Machinery)	893		74,529
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	456		11,747

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CBS Corp. - Class B (Media)	627	$35,501
Celgene Corp.* (Biotechnology)	1,197	122,309
Centene Corp.* (Health Care Providers & Services)	266	16,620
CenterPoint Energy, Inc. (Multi-Utilities)	665	15,162
CenturyLink, Inc. (Diversified Telecommunication Services)	836	22,221
Cerner Corp.* (Health Care Technology)	456	26,712
CF Industries Holdings, Inc. (Chemicals)	361	8,668
Charter Communications, Inc.* - Class A (Media)	342	85,462
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,007	5,549
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,888	302,518
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	13,709
Chubb, Ltd. (Insurance)	722	91,694
Church & Dwight Co., Inc. (Household Products)	399	19,256
Cigna Corp. (Health Care Providers & Services)	399	47,413
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	152	19,628
Cincinnati Financial Corp. (Insurance)	228	16,138
Cintas Corp. (Commercial Services & Supplies)	133	14,187
Cisco Systems, Inc. (Communications Equipment)	7,714	236,666
Citigroup, Inc. (Banks)	4,465	219,455
Citizens Financial Group, Inc. (Banks)	798	21,019
Citrix Systems, Inc.* (Software)	247	20,946
CME Group, Inc. (Capital Markets)	513	51,351
CMS Energy Corp. (Multi-Utilities)	437	18,420
Coach, Inc. (Textiles, Apparel & Luxury Goods)	437	15,684
Cognizant Technology Solutions Corp.* (IT Services)	931	47,807
Colgate-Palmolive Co. (Household Products)	1,368	97,620
Comcast Corp. - Class A (Media)	3,686	227,868
Comerica, Inc. (Banks)	266	13,856
ConAgra Foods, Inc. (Food Products)	646	31,124
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	209	26,530
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,900	82,555
Consolidated Edison, Inc. (Multi-Utilities)	475	35,886
Constellation Brands, Inc. - Class A (Beverages)	266	44,454
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,596	36,246
Costco Wholesale Corp. (Food & Staples Retailing)	665	98,334
Coty, Inc. (Personal Products)	722	16,599
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	513	46,678
CSRA, Inc. (IT Services)	228	5,721
CSX Corp. (Road & Rail)	1,444	44,056
Cummins, Inc. (Machinery)	247	31,572
CVS Health Corp. (Food & Staples Retailing)	1,634	137,419
D.R. Horton, Inc. (Household Durables)	513	14,790
Danaher Corp. (Health Care Equipment & Supplies)	931	73,130
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	190	12,310
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	247	14,479
Deere & Co. (Machinery)	437	38,587
Delphi Automotive PLC (Auto Components)	418	27,200
Delta Air Lines, Inc. (Airlines)	1,159	48,411
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	361	20,783
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	798	30,236
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	228	21,302
Discover Financial Services (Consumer Finance)	627	35,319
Discovery Communications, Inc.* - Class A (Media)	228	5,953
Discovery Communications, Inc.* - Class C (Media)	342	8,588
Dollar General Corp. (Multiline Retail)	399	27,567
Dollar Tree, Inc.* (Multiline Retail)	361	27,274
Dominion Resources, Inc. (Multi-Utilities)	969	72,869
Dover Corp. (Machinery)	247	16,522
Dr. Pepper Snapple Group, Inc. (Beverages)	285	25,020
DTE Energy Co. (Multi-Utilities)	266	25,539
Duke Energy Corp. (Electric Utilities)	1,064	85,141
E*TRADE Financial Corp.* (Capital Markets)	418	11,771
E.I. du Pont de Nemours & Co. (Chemicals)	1,349	92,798
Eastman Chemical Co. (Chemicals)	228	16,395
Eaton Corp. PLC (Electrical Equipment)	703	44,830
eBay, Inc.* (Internet Software & Services)	1,615	46,044
Ecolab, Inc. (Chemicals)	399	45,554
Edison International (Electric Utilities)	494	36,299
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	323	30,756
Electronic Arts, Inc.* (Software)	456	35,805
Eli Lilly & Co. (Pharmaceuticals)	1,482	109,431
Emerson Electric Co. (Electrical Equipment)	988	50,072
Endo International PLC* (Pharmaceuticals)	304	5,700
Entergy Corp. (Electric Utilities)	266	19,599
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	836	75,591
EQT Corp. (Oil, Gas & Consumable Fuels)	266	17,556
Equifax, Inc. (Professional Services)	190	23,555
Equinix, Inc. (Equity Real Estate Investment Trusts)	114	40,730
Equity Residential (Equity Real Estate Investment Trusts)	570	35,198
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	95	20,339
Eversource Energy (Electric Utilities)	494	27,200
Exelon Corp. (Electric Utilities)	1,425	48,550
Expedia, Inc. (Internet & Direct Marketing Retail)	190	24,554
Expeditors International of Washington, Inc. (Air Freight & Logistics)	285	14,669
Express Scripts Holding Co.* (Health Care Providers & Services)	969	65,311
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	190	13,899

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,365		$530,333
F5 Networks, Inc.* (Communications Equipment)	95		13,130
Facebook, Inc.* - Class A (Internet Software & Services)	3,572		467,896
Fastenal Co. (Trading Companies & Distributors)	437		17,034
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	114		16,556
FedEx Corp. (Air Freight & Logistics)	380		66,242
Fidelity National Information Services, Inc. (IT Services)	494		36,516
Fifth Third Bancorp (Banks)	1,178		25,633
First Horizon National Corp. (Banks)	—	†	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	114		4,616
FirstEnergy Corp. (Electric Utilities)	646		22,151
Fiserv, Inc.* (IT Services)	342		33,680
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	209		6,880
Flowserve Corp. (Machinery)	209		8,851
Fluor Corp. (Construction & Engineering)	209		10,866
FMC Corp. (Chemicals)	209		9,800
FMC Technologies, Inc.* (Energy Equipment & Services)	342		11,036
Foot Locker, Inc. (Specialty Retail)	209		13,955
Ford Motor Co. (Automobiles)	5,985		70,264
Fortive Corp. (Machinery)	456		23,279
Fortune Brands Home & Security, Inc. (Building Products)	228		12,456
Franklin Resources, Inc. (Capital Markets)	532		17,907
Freeport-McMoRan, Inc.* (Metals & Mining)	1,881		21,030
Frontier Communications Corp. (Diversified Telecommunication Services)	1,805		7,256
Garmin, Ltd. (Household Durables)	171		8,270
General Dynamics Corp. (Aerospace & Defense)	437		65,873
General Electric Co. (Industrial Conglomerates)	13,756		400,300
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	893		22,280
General Mills, Inc. (Food Products)	912		56,526
General Motors Co. (Automobiles)	2,185		69,046
Genuine Parts Co. (Distributors)	228		20,655
Gilead Sciences, Inc. (Biotechnology)	2,033		149,690
Global Payments, Inc. (IT Services)	228		16,535
H & R Block, Inc. (Diversified Consumer Services)	342		7,856
Halliburton Co. (Energy Equipment & Services)	1,330		61,180
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	589		15,137
Harley-Davidson, Inc. (Automobiles)	266		15,167
Harman International Industries, Inc. (Household Durables)	114		9,087
Harris Corp. (Communications Equipment)	190		16,950
Hartford Financial Services Group, Inc. (Insurance)	589		25,981
Hasbro, Inc. (Leisure Products)	171		14,263
HCA Holdings, Inc.* (Health Care Providers & Services)	456		34,898
HCP, Inc. (Equity Real Estate Investment Trusts)	722		24,729
Helmerich & Payne, Inc. (Energy Equipment & Services)	171		10,792
Henry Schein, Inc.* (Health Care Providers & Services)	133		19,844
Hess Corp. (Oil, Gas & Consumable Fuels)	418		20,051
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,546		57,209
Hologic, Inc.* (Health Care Equipment & Supplies)	418		15,052
Honeywell International, Inc. (Industrial Conglomerates)	1,159		127,119
Hormel Foods Corp. (Food Products)	418		16,093
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,140		17,647
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,622		37,993
Humana, Inc. (Health Care Providers & Services)	228		39,109
Huntington Bancshares, Inc. (Banks)	1,672		17,723
Illinois Tool Works, Inc. (Machinery)	494		56,103
Illumina, Inc.* (Life Sciences Tools & Services)	228		31,040
Ingersoll-Rand PLC (Machinery)	399		26,849
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,258		253,085
Intercontinental Exchange, Inc. (Capital Markets)	190		51,374
International Business Machines Corp. (IT Services)	1,330		204,408
International Flavors & Fragrances, Inc. (Chemicals)	114		14,909
International Paper Co. (Containers & Packaging)	627		28,233
Intuit, Inc. (Software)	380		41,321
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	57		38,309
Invesco, Ltd. (Capital Markets)	627		17,612
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	380		12,817
J.B. Hunt Transport Services, Inc. (Road & Rail)	133		10,854
Jacobs Engineering Group, Inc.* (Construction & Engineering)	190		9,800
Johnson & Johnson (Pharmaceuticals)	4,199		487,041
Johnson Controls International PLC* (Building Products)	1,444		58,222
JPMorgan Chase & Co. (Banks)	5,548		384,255
Juniper Networks, Inc. (Communications Equipment)	589		15,514
Kansas City Southern Industries, Inc. (Road & Rail)	171		15,007
Kellogg Co. (Food Products)	380		28,549
KeyCorp (Banks)	1,653		23,340
Kimberly-Clark Corp. (Household Products)	551		63,040
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	646		17,190
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,945		60,166
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	247		18,552
Kohl’s Corp. (Multiline Retail)	285		12,469
L Brands, Inc. (Specialty Retail)	361		26,061
L-3 Communications Holdings, Inc. (Aerospace & Defense)	114		15,611

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	152	$19,052
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	247	23,924
Legg Mason, Inc. (Capital Markets)	133	3,820
Leggett & Platt, Inc. (Household Durables)	209	9,589
Lennar Corp. - Class A (Household Durables)	285	11,882
Leucadia National Corp. (Diversified Financial Services)	494	9,223
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	456	25,604
Lincoln National Corp. (Insurance)	361	17,721
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	361	21,682
LKQ Corp.* (Distributors)	475	15,333
Lockheed Martin Corp. (Aerospace & Defense)	380	93,624
Loews Corp. (Insurance)	418	17,987
Lowe’s Cos., Inc. (Specialty Retail)	1,349	89,911
LyondellBasell Industries N.V. - Class A (Chemicals)	532	42,321
M&T Bank Corp. (Banks)	247	30,314
Macy’s, Inc. (Multiline Retail)	475	17,333
Mallinckrodt PLC* (Pharmaceuticals)	171	10,133
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,292	17,029
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	817	35,613
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	495	33,980
Marsh & McLennan Cos., Inc. (Insurance)	798	50,585
Martin Marietta Materials, Inc. (Construction Materials)	95	17,611
Masco Corp. (Building Products)	513	15,841
MasterCard, Inc. - Class A (IT Services)	1,463	156,570
Mattel, Inc. (Leisure Products)	532	16,774
McCormick & Co., Inc. (Food Products)	171	16,394
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,311	147,578
McKesson Corp. (Health Care Providers & Services)	342	43,492
Mead Johnson Nutrition Co. - Class A (Food Products)	285	21,309
Medtronic PLC (Health Care Equipment & Supplies)	2,128	174,538
Merck & Co., Inc. (Pharmaceuticals)	4,237	248,797
MetLife, Inc. (Insurance)	1,691	79,409
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	38	15,355
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	266	13,507
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	323	19,558
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,596	27,387
Microsoft Corp. (Software)	11,970	717,241
Mohawk Industries, Inc.* (Household Durables)	95	17,509
Molson Coors Brewing Co. - Class B (Beverages)	285	29,586
Mondelez International, Inc. - Class A (Food Products)	2,394	107,587
Monsanto Co. (Chemicals)	665	67,012
Monster Beverage Corp.* (Beverages)	209	30,167
Moody’s Corp. (Capital Markets)	266	26,738
Morgan Stanley (Capital Markets)	2,261	75,902
Motorola Solutions, Inc. (Communications Equipment)	247	17,927
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	247	6,390
Mylan N.V.* (Pharmaceuticals)	703	25,660
National Oilwell Varco, Inc. (Energy Equipment & Services)	589	18,907
Navient Corp. (Consumer Finance)	494	6,313
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	437	14,832
Netflix, Inc.* (Internet & Direct Marketing Retail)	665	83,039
Newell Rubbermaid, Inc. (Household Durables)	741	35,582
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	304	12,339
Newmont Mining Corp. (Metals & Mining)	817	30,261
News Corp. - Class A (Media)	589	7,139
News Corp. - Class B (Media)	190	2,356
NextEra Energy, Inc. (Electric Utilities)	722	92,417
Nielsen Holdings PLC (Professional Services)	513	23,095
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,071	103,922
NiSource, Inc. (Multi-Utilities)	494	11,490
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	665	22,923
Nordstrom, Inc. (Multiline Retail)	171	8,892
Norfolk Southern Corp. (Road & Rail)	456	42,408
Northern Trust Corp. (Capital Markets)	323	23,392
Northrop Grumman Corp. (Aerospace & Defense)	266	60,914
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	475	5,049
Nucor Corp. (Metals & Mining)	494	24,132
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	817	58,138
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,178	85,888
Omnicom Group, Inc. (Media)	361	28,815
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	323	15,643
Oracle Corp. (Software)	4,617	177,385
O’Reilly Automotive, Inc.* (Specialty Retail)	152	40,195
Owens-Illinois, Inc.* (Containers & Packaging)	247	4,767
PACCAR, Inc. (Machinery)	532	29,217
Parker-Hannifin Corp. (Machinery)	209	25,655
Patterson Cos., Inc. (Health Care Providers & Services)	133	5,680
Paychex, Inc. (IT Services)	494	27,269
PayPal Holdings, Inc.* (IT Services)	1,729	72,030
Pentair PLC (Machinery)	247	13,617
People’s United Financial, Inc. (Banks)	475	7,714
PepsiCo, Inc. (Beverages)	2,204	236,269
PerkinElmer, Inc. (Life Sciences Tools & Services)	171	8,702
Perrigo Co. PLC (Pharmaceuticals)	228	18,967
Pfizer, Inc. (Pharmaceuticals)	9,310	295,220

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PG&E Corp. (Electric Utilities)	760	$47,211
Philip Morris International, Inc. (Tobacco)	2,375	229,045
Phillips 66 (Oil, Gas & Consumable Fuels)	684	55,507
Pinnacle West Capital Corp. (Electric Utilities)	171	13,018
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	266	47,619
Pitney Bowes, Inc. (Commercial Services & Supplies)	285	5,084
PNC Financial Services Group, Inc. (Banks)	760	72,656
PPG Industries, Inc. (Chemicals)	418	38,928
PPL Corp. (Electric Utilities)	1,045	35,885
Praxair, Inc. (Chemicals)	437	51,155
Principal Financial Group, Inc. (Insurance)	418	22,823
Prologis, Inc. (Equity Real Estate Investment Trusts)	817	42,615
Prudential Financial, Inc. (Insurance)	665	56,385
Public Service Enterprise Group, Inc. (Multi-Utilities)	779	32,780
Public Storage (Equity Real Estate Investment Trusts)	228	48,728
PulteGroup, Inc. (Household Durables)	475	8,835
PVH Corp. (Textiles, Apparel & Luxury Goods)	114	12,196
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	190	10,574
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,261	155,376
Quanta Services, Inc.* (Construction & Engineering)	228	6,555
Quest Diagnostics, Inc. (Health Care Providers & Services)	209	17,021
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	95	9,320
Range Resources Corp. (Oil, Gas & Consumable Fuels)	285	9,630
Raytheon Co. (Aerospace & Defense)	456	62,294
Realty Income Corp. (Equity Real Estate Investment Trusts)	399	23,637
Red Hat, Inc.* (Software)	285	22,073
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	114	39,332
Regions Financial Corp. (Banks)	1,919	20,552
Republic Services, Inc. - Class A (Commercial Services & Supplies)	361	18,999
Reynolds American, Inc. (Tobacco)	1,273	70,117
Robert Half International, Inc. (Professional Services)	209	7,821
Rockwell Automation, Inc. (Electrical Equipment)	190	22,747
Rockwell Collins, Inc. (Aerospace & Defense)	190	16,021
Roper Technologies, Inc. (Industrial Conglomerates)	152	26,343
Ross Stores, Inc. (Specialty Retail)	608	38,024
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	266	20,447
Ryder System, Inc. (Road & Rail)	76	5,274
S&P Global, Inc. (Capital Markets)	399	48,618
Salesforce.com, Inc.* (Software)	988	74,258
SCANA Corp. (Multi-Utilities)	228	16,726
Schlumberger, Ltd. (Energy Equipment & Services)	2,128	166,473
Scripps Networks Interactive, Inc. - Class A (Media)	152	9,783
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	456	15,645
Sealed Air Corp. (Containers & Packaging)	304	13,872
Sempra Energy (Multi-Utilities)	380	40,698
Signet Jewelers, Ltd. (Specialty Retail)	114	9,264
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	475	88,331
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	285	21,928
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	152	14,929
Snap-on, Inc. (Machinery)	95	14,640
Southwest Airlines Co. (Airlines)	950	38,048
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	760	7,896
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,083	45,280
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	437	34,016
Stanley Black & Decker, Inc. (Machinery)	228	25,956
Staples, Inc. (Specialty Retail)	1,007	7,452
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,242	118,983
State Street Corp. (Capital Markets)	570	40,020
Stericycle, Inc.* (Commercial Services & Supplies)	133	10,652
Stryker Corp. (Health Care Equipment & Supplies)	475	54,791
SunTrust Banks, Inc. (Banks)	779	35,234
Symantec Corp. (Software)	950	23,779
Synchrony Financial (Consumer Finance)	1,216	34,765
Sysco Corp. (Food & Staples Retailing)	779	37,485
T. Rowe Price Group, Inc. (Capital Markets)	380	24,324
Target Corp. (Multiline Retail)	874	60,069
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	551	34,641
TEGNA, Inc. (Media)	323	6,337
Teradata Corp.* (IT Services)	209	5,635
Tesoro Corp. (Oil, Gas & Consumable Fuels)	190	16,144
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,539	109,038
Textron, Inc. (Aerospace & Defense)	418	16,753
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,007	11,853
The Allstate Corp. (Insurance)	570	38,703
The Bank of New York Mellon Corp. (Capital Markets)	1,634	70,703
The Boeing Co. (Aerospace & Defense)	893	127,191
The Charles Schwab Corp. (Capital Markets)	1,843	58,423
The Clorox Co. (Household Products)	190	22,804
The Coca-Cola Co. (Beverages)	5,966	252,958
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	76	13,379
The Dow Chemical Co. (Chemicals)	1,729	93,037
The Dun & Bradstreet Corp. (Professional Services)	57	7,116
The Estee Lauder Cos., Inc. - Class A (Personal Products)	342	29,798
The Gap, Inc. (Specialty Retail)	342	9,436

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Capital Markets)	570	$101,597
The Goodyear Tire & Rubber Co. (Auto Components)	399	11,583
The Hershey Co. (Food Products)	209	21,414
The Home Depot, Inc. (Specialty Retail)	1,900	231,818
The Interpublic Group of Cos., Inc. (Media)	608	13,613
The JM Smucker Co. - Class A (Food Products)	171	22,454
The Kraft Heinz Co. (Food Products)	912	81,123
The Kroger Co. (Food & Staples Retailing)	1,463	45,324
The Macerich Co. (Equity Real Estate Investment Trusts)	190	13,448
The Mosaic Co. (Chemicals)	532	12,518
The NASDAQ OMX Group, Inc. (Capital Markets)	171	10,939
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	76	112,041
The Procter & Gamble Co. (Household Products)	4,104	356,227
The Progressive Corp. (Insurance)	893	28,138
The Sherwin-Williams Co. (Chemicals)	114	27,914
The Southern Co. (Electric Utilities)	1,501	77,407
The TJX Cos., Inc. (Specialty Retail)	1,007	74,266
The Travelers Cos., Inc. (Insurance)	437	47,275
The Walt Disney Co. (Media)	2,261	209,571
The Western Union Co. (IT Services)	741	14,872
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,045	30,514
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	608	89,394
Tiffany & Co. (Specialty Retail)	171	12,555
Time Warner, Inc. (Media)	1,197	106,521
Torchmark Corp. (Insurance)	171	10,843
Total System Services, Inc. (IT Services)	247	12,320
Tractor Supply Co. (Specialty Retail)	209	13,090
TransDigm Group, Inc. (Aerospace & Defense)	76	20,707
Transocean, Ltd.* (Energy Equipment & Services)	532	5,113
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	171	11,026
Twenty-First Century Fox, Inc. - Class A (Media)	1,634	42,925
Twenty-First Century Fox, Inc. - Class B (Media)	741	19,555
Tyson Foods, Inc. - Class A (Food Products)	456	32,308
U.S. Bancorp (Banks)	2,470	110,557
UDR, Inc. (Equity Real Estate Investment Trusts)	418	14,617
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	95	23,117
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	285	8,864
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	285	7,370
Union Pacific Corp. (Road & Rail)	1,273	112,253
United Continental Holdings, Inc.* (Airlines)	456	25,641
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,064	114,657
United Rentals, Inc.* (Trading Companies & Distributors)	133	10,063
United Technologies Corp. (Aerospace & Defense)	1,197	122,333
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,463	206,766
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	133	16,054
Unum Group (Insurance)	361	12,779
Urban Outfitters, Inc.* (Specialty Retail)	133	4,449
V.F. Corp. (Textiles, Apparel & Luxury Goods)	513	27,810
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	703	41,646
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	152	13,791
Ventas, Inc. (Equity Real Estate Investment Trusts)	532	36,043
VeriSign, Inc.* (Internet Software & Services)	152	12,771
Verisk Analytics, Inc.* - Class A (Professional Services)	247	20,143
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,251	300,673
Vertex Pharmaceuticals, Inc.* (Biotechnology)	380	28,827
Viacom, Inc. - Class B (Media)	532	19,982
Visa, Inc. - Class A (IT Services)	2,888	238,289
Vornado Realty Trust (Equity Real Estate Investment Trusts)	266	24,679
Vulcan Materials Co. (Construction Materials)	209	23,659
W.W. Grainger, Inc. (Trading Companies & Distributors)	76	15,817
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,311	108,459
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,318	162,307
Waste Management, Inc. (Commercial Services & Supplies)	627	41,170
Waters Corp.* (Life Sciences Tools & Services)	133	18,506
WEC Energy Group, Inc. (Multi-Utilities)	475	28,367
Wells Fargo & Co. (Banks)	6,973	320,829
Welltower, Inc. (Equity Real Estate Investment Trusts)	551	37,760
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	437	25,538
WestRock Co. (Containers & Packaging)	380	17,552
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,140	34,120
Whirlpool Corp. (Household Durables)	114	17,079
Whole Foods Market, Inc. (Food & Staples Retailing)	494	13,975
Willis Towers Watson PLC (Insurance)	190	23,921
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	171	11,259
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	114	10,779
Xcel Energy, Inc. (Electric Utilities)	779	32,367
Xerox Corp. (IT Services)	1,311	12,808
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	380	19,331
XL Group, Ltd. (Insurance)	418	14,505
Xylem, Inc. (Machinery)	266	12,856
Yahoo!, Inc.* (Internet Software & Services)	1,349	56,051

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	570	$49,180
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	304	32,042
Zions Bancorp (Banks)	323	10,404
Zoetis, Inc. (Pharmaceuticals)	760	36,328
TOTAL COMMON STOCKS (Cost $10,192,663)		28,199,557

	Principal Amount	Value
Repurchase Agreements(a)(b)(41.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $23,722,175	$23,722,000	$23,722,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,722,000)		23,722,000

TOTAL INVESTMENT SECURITIES (Cost $33,914,663) - 90.1%		51,921,557
Net other assets (liabilities) - 9.9%		5,683,494

NET ASSETS - 100.0%		$57,605,051

†                           Number of shares is less than 0.50.

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,097,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	95	12/19/16	$10,073,563	$(246,879)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/16	0.86%	$6,023,864	$(19,744)
S&P 500	UBS AG	11/28/16	0.56%	13,317,971	(27,689)
				$19,341,835	$(47,433)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$620,420	1.1%
Air Freight & Logistics	211,099	0.4%
Airlines	158,992	0.3%
Auto Components	49,696	0.1%
Automobiles	154,477	0.3%
Banks	1,621,027	2.7%
Beverages	631,613	1.1%
Biotechnology	781,430	1.4%
Building Products	96,223	0.2%
Capital Markets	731,241	1.3%
Chemicals	578,391	1.0%
Commercial Services & Supplies	90,092	0.2%
Communications Equipment	300,187	0.5%
Construction & Engineering	27,221	NM
Construction Materials	41,270	0.1%
Consumer Finance	213,580	0.4%
Containers & Packaging	94,207	0.2%
Distributors	35,988	0.1%
Diversified Consumer Services	7,856	NM
Diversified Financial Services	428,703	0.7%
Diversified Telecommunication Services	703,162	1.2%
Electric Utilities	599,536	1.0%
Electrical Equipment	150,560	0.3%
Electronic Equipment, Instruments & Components	109,084	0.2%
Energy Equipment & Services	310,342	0.5%
Equity Real Estate Investment Trusts	818,109	1.4%
Food & Staples Retailing	603,303	1.0%
Food Products	490,308	0.9%
Health Care Equipment & Supplies	750,394	1.3%
Health Care Providers & Services	705,445	1.2%
Health Care Technology	26,712	NM
Hotels, Restaurants & Leisure	450,877	0.8%
Household Durables	132,623	0.2%
Household Products	558,947	1.0%
Independent Power & Renewable Electricity Producers	16,902	NM
Industrial Conglomerates	707,656	1.2%
Insurance	758,897	1.3%
Internet & Direct Marketing Retail	710,870	1.2%
Internet Software & Services	1,328,305	2.3%
IT Services	1,075,516	1.9%
Leisure Products	31,037	0.1%
Life Sciences Tools & Services	184,521	0.3%
Machinery	398,233	0.7%
Media	829,970	1.4%
Metals & Mining	75,423	0.1%
Multiline Retail	153,604	0.3%
Multi-Utilities	316,918	0.6%
Oil, Gas & Consumable Fuels	1,717,186	2.9%
Personal Products	46,397	0.1%
Pharmaceuticals	1,494,897	2.6%
Professional Services	81,730	0.1%
Real Estate Management & Development	11,747	NM
Road & Rail	229,852	0.4%
Semiconductors & Semiconductor Equipment	925,236	1.6%
Software	1,276,203	2.2%
Specialty Retail	681,645	1.2%
Technology Hardware, Storage & Peripherals	1,089,624	1.9%
Textiles, Apparel & Luxury Goods	213,810	0.4%
Tobacco	497,654	0.9%
Trading Companies & Distributors	42,914	0.1%
Water Utilities	19,695	NM
Other**	29,405,494	51.1%
Total	$57,605,051	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (68.1%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,632	$22,636
A.O. Smith Corp. (Building Products)	2,244	101,361
Aaron’s, Inc. (Specialty Retail)	1,020	25,204
ABIOMED, Inc.* (Health Care Equipment & Supplies)	612	64,254
ACI Worldwide, Inc.* (Software)	1,734	31,420
Acxiom Corp.* (IT Services)	1,122	26,434
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,792	70,797
AECOM Technology Corp.* (Construction & Engineering)	2,346	65,336
AGCO Corp. (Machinery)	1,020	52,102
Akorn, Inc.* (Pharmaceuticals)	1,326	31,758
Alexander & Baldwin, Inc. (Real Estate Management & Development)	714	29,838
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,122	120,963
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,122	96,402
Alleghany Corp.* (Insurance)	204	105,307
Allegheny Technologies, Inc. (Metals & Mining)	1,632	22,260
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,754	33,076
AMC Networks, Inc.* - Class A (Media)	918	44,918
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,938	100,989
American Eagle Outfitters, Inc. (Specialty Retail)	2,550	43,452
American Financial Group, Inc. (Insurance)	1,122	83,589
AmSurg Corp.* (Health Care Providers & Services)	816	48,756
ANSYS, Inc.* (Software)	1,326	121,130
AptarGroup, Inc. (Containers & Packaging)	918	65,582
Aqua America, Inc. (Water Utilities)	2,652	81,416
ARRIS International PLC* (Communications Equipment)	2,856	79,339
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,326	81,045
Ascena Retail Group, Inc.* (Specialty Retail)	2,448	11,971
Ashland Global Holdings, Inc. (Chemicals)	918	102,568
Aspen Insurance Holdings, Ltd. (Insurance)	918	44,294
Associated Banc-Corp. (Banks)	2,244	45,553
Atmos Energy Corp. (Gas Utilities)	1,530	113,817
Avis Budget Group, Inc.* (Road & Rail)	1,428	46,210
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,938	81,299
Avon Products, Inc. (Personal Products)	6,528	42,758
BancorpSouth, Inc. (Banks)	1,326	31,161
Bank of Hawaii Corp. (Banks)	612	45,992
Bank of the Ozarks, Inc. (Banks)	1,326	49,009
BE Aerospace, Inc. (Aerospace & Defense)	1,530	91,066
Belden, Inc. (Electronic Equipment, Instruments & Components)	612	39,664
Bemis Co., Inc. (Containers & Packaging)	1,428	69,572
Big Lots, Inc. (Multiline Retail)	714	30,988
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	306	48,372
Bio-Techne Corp. (Life Sciences Tools & Services)	510	53,035
Black Hills Corp. (Multi-Utilities)	816	50,470
Brinker International, Inc. (Hotels, Restaurants & Leisure)	816	40,180
Broadridge Financial Solutions, Inc. (IT Services)	1,734	112,120
Brocade Communications Systems, Inc. (Communications Equipment)	6,018	63,791
Brown & Brown, Inc. (Insurance)	1,734	63,915
Brunswick Corp. (Leisure Products)	1,326	57,681
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	306	44,569
Cabela’s, Inc.* - Class A (Specialty Retail)	816	50,274
Cable One, Inc. (Media)	102	58,827
Cabot Corp. (Chemicals)	918	47,865
Cadence Design Systems, Inc.* (Software)	4,386	112,194
CalAtlantic Group, Inc. (Household Durables)	1,122	36,263
Camden Property Trust (Equity Real Estate Investment Trusts)	1,326	107,989
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,224	32,522
Carlisle Cos., Inc. (Industrial Conglomerates)	918	96,252
Carpenter Technology Corp. (Metals & Mining)	714	22,570
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	714	61,647
Casey’s General Stores, Inc. (Food & Staples Retailing)	612	69,150
Catalent, Inc.* (Pharmaceuticals)	1,632	37,226
Cathay General Bancorp, Inc. (Banks)	1,122	33,604
CBOE Holdings, Inc. (Capital Markets)	1,224	77,369
CDK Global, Inc. (Software)	2,244	122,545
CEB, Inc. (Professional Services)	510	24,812
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	714	54,179
Chemical Financial Corp. (Banks)	1,020	43,809
Chico’s FAS, Inc. (Specialty Retail)	1,938	22,616
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	204	27,744
Ciena Corp.* (Communications Equipment)	2,040	39,535
Cinemark Holdings, Inc. (Media)	1,632	64,955
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	918	49,554
CLARCOR, Inc. (Machinery)	714	44,418
Clean Harbors, Inc.* (Commercial Services & Supplies)	816	38,613
CNO Financial Group, Inc. (Insurance)	2,652	39,992
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,224	63,158
Commerce Bancshares, Inc. (Banks)	1,224	60,980
Commercial Metals Co. (Metals & Mining)	1,734	27,241
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	2,040	57,997

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CommVault Systems, Inc.* (Software)	612	$32,742
Compass Minerals International, Inc. (Metals & Mining)	510	36,644
Computer Sciences Corp. (IT Services)	2,142	116,632
comScore, Inc.* (Internet Software & Services)	714	20,556
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	2,652	44,951
Convergys Corp. (IT Services)	1,428	41,698
Copart, Inc.* (Commercial Services & Supplies)	1,428	74,928
CoreLogic, Inc.* (IT Services)	1,326	56,435
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,428	38,113
Corrections Corp. of America (Equity Real Estate Investment Trusts)	1,734	25,056
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,100	39,627
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	408	56,304
Crane Co. (Machinery)	714	48,559
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,530	34,119
CST Brands, Inc. (Specialty Retail)	1,122	53,878
Cullen/Frost Bankers, Inc. (Banks)	816	62,008
Curtiss-Wright Corp. (Aerospace & Defense)	714	63,989
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,794	47,796
Dana Holding Corp. (Auto Components)	2,142	33,158
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,326	61,991
Dean Foods Co. (Food Products)	1,326	24,213
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	510	26,617
Deluxe Corp. (Commercial Services & Supplies)	714	43,697
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,916	14,139
DeVry Education Group, Inc. (Diversified Consumer Services)	816	18,523
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	918	15,138
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,326	73,792
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,122	24,460
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	714	120,837
Domtar Corp. (Paper & Forest Products)	918	33,002
Donaldson Co., Inc. (Machinery)	2,040	74,501
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,142	78,183
Dril-Quip, Inc.* (Energy Equipment & Services)	612	29,070
DST Systems, Inc. (IT Services)	510	49,042
Duke Realty Corp. (Equity Real Estate Investment Trusts)	5,202	136,032
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,326	64,125
Dycom Industries, Inc.* (Construction & Engineering)	510	39,234
Eagle Materials, Inc. (Construction Materials)	714	57,813
East West Bancorp, Inc. (Banks)	2,142	84,630
Eaton Vance Corp. (Capital Markets)	1,734	60,794
Edgewell Personal Care Co.* (Personal Products)	918	69,218
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,122	47,786
EMCOR Group, Inc. (Construction & Engineering)	918	55,502
Endurance Specialty Holdings, Ltd. (Insurance)	918	84,410
Energen Corp. (Oil, Gas & Consumable Fuels)	1,428	71,587
Energizer Holdings, Inc. (Household Products)	918	42,696
EnerSys (Electrical Equipment)	612	39,860
Ensco PLCADR - Class A (Energy Equipment & Services)	4,488	35,096
EPR Properties (Equity Real Estate Investment Trusts)	918	66,757
Equity One, Inc. (Equity Real Estate Investment Trusts)	1,326	37,791
Esterline Technologies Corp.* (Aerospace & Defense)	408	29,968
Everest Re Group, Ltd. (Insurance)	612	124,555
F.N.B. Corp. (Banks)	3,162	41,327
FactSet Research Systems, Inc. (Capital Markets)	612	94,689
Fair Isaac Corp. (Software)	510	61,547
Federated Investors, Inc. - Class B (Capital Markets)	1,428	38,556
First American Financial Corp. (Insurance)	1,632	63,746
First Horizon National Corp. (Banks)	3,468	53,442
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,734	45,795
Flowers Foods, Inc. (Food Products)	2,754	42,742
Fortinet, Inc.* (Software)	2,244	71,943
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	612	16,689
FTI Consulting, Inc.* (Professional Services)	612	23,844
Fulton Financial Corp. (Banks)	2,550	37,995
GameStop Corp. - Class A (Specialty Retail)	1,530	36,797
Gartner, Inc.* (IT Services)	1,224	105,313
GATX Corp. (Trading Companies & Distributors)	612	26,787
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	816	55,439
Gentex Corp. (Auto Components)	4,284	72,443
Genworth Financial, Inc.* - Class A (Insurance)	7,446	30,826
Graco, Inc. (Machinery)	816	61,118

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Graham Holdings Co. - Class B (Diversified Consumer Services)	102	$48,450
Granite Construction, Inc. (Construction & Engineering)	612	30,086
Great Plains Energy, Inc. (Electric Utilities)	3,060	87,026
Greif, Inc. - Class A (Containers & Packaging)	408	19,119
GUESS?, Inc. (Specialty Retail)	918	12,393
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,836	44,266
Halyard Health, Inc.* (Health Care Equipment & Supplies)	714	23,098
Hancock Holding Co. (Banks)	1,122	37,643
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,632	48,144
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,734	55,297
Helen of Troy, Ltd.* (Household Durables)	408	33,252
Herman Miller, Inc. (Commercial Services & Supplies)	918	25,520
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,428	70,872
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	918	50,866
HNI Corp. (Commercial Services & Supplies)	714	29,031
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,652	66,167
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,448	66,977
HSN, Inc. (Internet & Direct Marketing Retail)	510	19,227
Hubbell, Inc. (Electrical Equipment)	816	85,288
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	714	115,210
IDACORP, Inc. (Electric Utilities)	714	55,970
IDEX Corp. (Machinery)	1,122	96,986
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,326	142,068
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	2,244	83,477
Ingredion, Inc. (Food Products)	1,122	147,172
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,040	42,248
InterDigital, Inc. (Communications Equipment)	510	36,032
International Bancshares Corp. (Banks)	918	28,320
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	408	13,423
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	2,040	45,043
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	510	49,475
ITT, Inc. (Machinery)	1,326	46,702
J.C. Penney Co., Inc.* (Multiline Retail)	4,590	39,428
j2 Global, Inc. (Internet Software & Services)	714	50,801
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,856	60,947
Jack Henry & Associates, Inc. (IT Services)	1,224	99,168
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	510	47,802
Janus Capital Group, Inc. (Capital Markets)	2,142	27,460
JetBlue Airways Corp.* (Airlines)	4,794	83,799
John Wiley & Sons, Inc. - Class A (Media)	714	36,842
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	714	69,151
Joy Global, Inc. (Machinery)	1,428	39,741
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,938	32,462
KB Home (Household Durables)	1,224	17,797
KBR, Inc. (Construction & Engineering)	2,142	31,723
Kemper Corp. (Insurance)	714	26,811
Kennametal, Inc. (Machinery)	1,224	34,651
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,550	83,641
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,428	102,573
Kirby Corp.* (Marine)	816	48,103
KLX, Inc.* (Aerospace & Defense)	816	28,087
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,326	19,810
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,224	77,663
Lancaster Colony Corp. (Food Products)	306	39,979
Landstar System, Inc. (Road & Rail)	612	43,544
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,734	41,183
Leidos Holdings, Inc. (IT Services)	2,142	89,043
Lennox International, Inc. (Building Products)	612	89,285
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	918	36,435
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,244	90,725
Life Storage, Inc. (Equity Real Estate Investment Trusts)	714	57,584
LifePoint Health, Inc.* (Health Care Providers & Services)	612	36,628
Lincoln Electric Holdings, Inc. (Machinery)	918	60,432
LivaNova PLC* (Health Care Equipment & Supplies)	612	34,688
Live Nation Entertainment, Inc.* (Media)	1,938	53,624
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,142	39,306
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,326	34,052
Manhattan Associates, Inc.* (Software)	1,122	56,818
ManpowerGroup, Inc. (Professional Services)	1,020	78,335
MarketAxess Holdings, Inc. (Capital Markets)	612	92,265
MAXIMUS, Inc. (IT Services)	1,020	53,101
MB Financial, Inc. (Banks)	1,020	37,118
MDU Resources Group, Inc. (Multi-Utilities)	2,958	77,529
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,386	61,141

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MEDNAX, Inc.* (Health Care Providers & Services)	1,428	$87,465
Mentor Graphics Corp. (Software)	1,632	47,165
Mercury General Corp. (Insurance)	510	27,780
Meredith Corp. (Media)	510	23,129
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,734	73,054
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,122	104,066
Minerals Technologies, Inc. (Chemicals)	510	34,272
Molina Healthcare, Inc.* (Health Care Providers & Services)	612	33,299
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	510	40,193
MSA Safety, Inc. (Commercial Services & Supplies)	510	29,733
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	714	51,979
MSCI, Inc. - Class A (Capital Markets)	1,428	114,511
Murphy USA, Inc.* (Specialty Retail)	510	35,078
Nabors Industries, Ltd. (Energy Equipment & Services)	4,284	50,980
National Fuel Gas Co. (Gas Utilities)	1,224	64,113
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,530	42,978
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,244	102,371
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,836	64,352
NetScout Systems, Inc.* (Communications Equipment)	1,326	36,399
NeuStar, Inc.* - Class A (IT Services)	816	18,319
New Jersey Resources Corp. (Gas Utilities)	1,326	45,018
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,242	103,995
NewMarket Corp. (Chemicals)	102	40,893
Noble Corp. PLC (Energy Equipment & Services)	3,672	18,140
Nordson Corp. (Machinery)	816	81,706
NorthWestern Corp. (Multi-Utilities)	714	41,091
NOW, Inc.* (Trading Companies & Distributors)	1,632	35,186
NuVasive, Inc.* (Health Care Equipment & Supplies)	714	42,647
NVR, Inc.* (Household Durables)	102	155,346
Oceaneering International, Inc. (Energy Equipment & Services)	1,428	33,986
Office Depot, Inc. (Specialty Retail)	8,160	25,704
OGE Energy Corp. (Electric Utilities)	2,958	91,817
Oil States International, Inc.* (Energy Equipment & Services)	816	23,868
Old Dominion Freight Line, Inc.* (Road & Rail)	1,020	76,173
Old Republic International Corp. (Insurance)	3,672	61,910
Olin Corp. (Chemicals)	2,448	53,685
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,856	90,906
ONE Gas, Inc. (Gas Utilities)	816	50,004
Orbital ATK, Inc. (Aerospace & Defense)	918	68,262
Oshkosh Corp. (Machinery)	1,122	60,027
Owens & Minor, Inc. (Health Care Providers & Services)	918	29,789
Packaging Corp. of America (Containers & Packaging)	1,428	117,810
PacWest Bancorp (Banks)	1,836	79,664
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	306	58,373
PAREXEL International Corp.* (Life Sciences Tools & Services)	816	47,540
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,244	50,445
Plantronics, Inc. (Communications Equipment)	510	26,372
PNM Resources, Inc. (Electric Utilities)	1,224	40,208
Polaris Industries, Inc. (Leisure Products)	918	70,328
PolyOne Corp. (Chemicals)	1,224	35,778
Pool Corp. (Distributors)	612	56,659
Post Holdings, Inc.* (Food Products)	918	69,979
Post Properties, Inc. (Equity Real Estate Investment Trusts)	816	53,685
Potlatch Corp. (Equity Real Estate Investment Trusts)	612	23,501
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	816	36,948
Primerica, Inc. (Insurance)	714	39,056
PrivateBancorp, Inc. (Banks)	1,224	55,374
Prosperity Bancshares, Inc. (Banks)	1,020	56,579
PTC, Inc.* (Software)	1,734	82,261
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,570	57,370
Rackspace Hosting, Inc.* (Internet Software & Services)	1,632	52,126
Raymond James Financial, Inc. (Capital Markets)	1,938	116,513
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,836	49,242
Regal Beloit Corp. (Electrical Equipment)	714	42,197
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,530	110,267
Reinsurance Group of America, Inc. (Insurance)	918	99,015
Reliance Steel & Aluminum Co. (Metals & Mining)	1,122	77,171
RenaissanceRe Holdings, Ltd. (Insurance)	612	76,065
ResMed, Inc. (Health Care Equipment & Supplies)	2,142	128,027
Restoration Hardware Holdings, Inc.* (Specialty Retail)	612	17,730
Rollins, Inc. (Commercial Services & Supplies)	1,428	44,011
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,836	24,364
Royal Gold, Inc. (Metals & Mining)	1,020	70,196
RPM International, Inc. (Chemicals)	2,040	96,982
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,244	58,209

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	714	$49,202
SEI Investments Co. (Capital Markets)	2,040	90,433
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,570	75,934
Sensient Technologies Corp. (Chemicals)	714	53,200
Service Corp. International (Diversified Consumer Services)	2,856	73,114
Signature Bank* (Banks)	816	98,377
Silgan Holdings, Inc. (Containers & Packaging)	612	31,181
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	612	36,689
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,040	42,901
SLM Corp.* (Consumer Finance)	6,426	45,303
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,326	44,593
Snyder’s-Lance, Inc. (Food Products)	1,326	47,166
Sonoco Products Co. (Containers & Packaging)	1,530	76,944
Sotheby’s - Class A (Diversified Consumer Services)	714	25,618
Southwest Gas Corp. (Gas Utilities)	714	51,736
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,040	45,186
Steel Dynamics, Inc. (Metals & Mining)	3,672	100,833
STERIS PLC (Health Care Equipment & Supplies)	1,326	88,603
Stifel Financial Corp.* (Capital Markets)	1,020	39,923
Superior Energy Services, Inc. (Energy Equipment & Services)	2,244	31,775
SVB Financial Group* (Banks)	816	99,771
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	510	26,581
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	408	41,836
Synopsys, Inc.* (Software)	2,244	133,091
Synovus Financial Corp. (Banks)	1,836	60,717
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	1,326	18,471
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,428	49,694
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	918	66,518
TCF Financial Corp. (Banks)	2,550	36,465
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	510	39,280
Teledyne Technologies, Inc.* (Aerospace & Defense)	510	54,917
Teleflex, Inc. (Health Care Equipment & Supplies)	612	87,596
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,428	36,900
Tempur Sealy International, Inc.* (Household Durables)	714	38,606
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,224	24,125
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,060	71,268
Terex Corp. (Machinery)	1,632	38,972
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	918	37,197
The Boston Beer Co., Inc.* - Class A (Beverages)	102	15,836
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	714	37,978
The Hain Celestial Group, Inc.* (Food Products)	1,530	55,646
The Hanover Insurance Group, Inc. (Insurance)	612	46,628
The New York Times Co. - Class A (Media)	1,836	20,012
The Scotts Miracle-Gro Co. - Class A (Chemicals)	714	62,896
The Timken Co. (Machinery)	1,020	33,711
The Toro Co. (Machinery)	1,632	78,140
The Ultimate Software Group, Inc.* (Software)	408	86,084
The Valspar Corp. (Chemicals)	1,122	111,750
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,060	33,170
The WhiteWave Foods Co.* (Food Products)	2,652	144,507
Thor Industries, Inc. (Automobiles)	714	56,627
Time, Inc. (Media)	1,530	19,890
Toll Brothers, Inc.* (Household Durables)	2,244	61,575
Tootsie Roll Industries, Inc. (Food Products)	306	10,848
TreeHouse Foods, Inc.* (Food Products)	816	71,384
TRI Pointe Group, Inc.* (Household Durables)	2,142	23,198
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,774	104,314
Trinity Industries, Inc. (Machinery)	2,244	47,909
Triumph Group, Inc. (Aerospace & Defense)	714	16,922
Trustmark Corp. (Banks)	1,020	28,234
Tupperware Brands Corp. (Household Durables)	714	42,497
Tyler Technologies, Inc.* (Software)	510	81,804
UGI Corp. (Gas Utilities)	2,550	118,040
Umpqua Holdings Corp. (Banks)	3,264	49,874
United Natural Foods, Inc.* (Food & Staples Retailing)	714	29,802
United States Steel Corp. (Metals & Mining)	2,550	49,317
United Therapeutics Corp.* (Biotechnology)	612	73,483
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,326	34,224
Valley National Bancorp (Banks)	3,774	37,212
Valmont Industries, Inc. (Construction & Engineering)	306	39,153
VCA, Inc.* (Health Care Providers & Services)	1,224	75,227
Vectren Corp. (Multi-Utilities)	1,224	61,579
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,632	25,263
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,632	37,046
ViaSat, Inc.* (Communications Equipment)	714	50,451

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,040	$28,764
Vista Outdoor, Inc.* (Leisure Products)	918	35,499
W.R. Berkley Corp. (Insurance)	1,428	81,539
Wabtec Corp. (Machinery)	1,326	102,514
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,224	19,241
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,326	36,134
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	2,754	28,889
Watsco, Inc. (Trading Companies & Distributors)	408	56,015
WebMD Health Corp.* (Internet Software & Services)	612	30,068
Webster Financial Corp. (Banks)	1,326	53,570
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,734	62,788
WellCare Health Plans, Inc.* (Health Care Providers & Services)	612	69,468
Werner Enterprises, Inc. (Road & Rail)	714	17,172
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,122	85,306
Westar Energy, Inc. (Electric Utilities)	2,142	122,780
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,224	35,312
WEX, Inc.* (IT Services)	612	66,769
WGL Holdings, Inc. (Gas Utilities)	714	45,032
Williams-Sonoma, Inc. (Specialty Retail)	1,224	56,573
WisdomTree Investments, Inc. (Capital Markets)	1,734	14,878
Woodward, Inc. (Machinery)	816	48,128
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,020	41,055
Worthington Industries, Inc. (Metals & Mining)	612	28,764
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,202	56,494
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	816	53,725
TOTAL COMMON STOCKS (Cost $18,317,831)		22,205,590

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $10,243,076	$10,243,000	$10,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,243,000)		10,243,000

TOTAL INVESTMENT SECURITIES (Cost $28,560,831) - 99.5%		32,448,590
Net other assets (liabilities) - 0.5%		163,504

NET ASSETS - 100.0%		$32,612,094

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,323,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	12/19/16	$2,260,650	$(106,391)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/28/16	0.91%	$3,542,073	$19,520
S&P MidCap 400	UBS AG	11/28/16	0.76%	4,732,400	26,158
				$8,274,473	$45,678

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$468,421	1.4%
Airlines	83,799	0.3%
Auto Components	105,601	0.3%
Automobiles	56,627	0.2%
Banks	1,348,429	4.1%
Beverages	15,836	NM
Biotechnology	73,483	0.2%
Building Products	190,646	0.6%
Capital Markets	786,632	2.4%
Chemicals	639,889	2.0%
Commercial Services & Supplies	285,533	0.9%
Communications Equipment	331,919	1.0%
Construction & Engineering	261,034	0.8%
Construction Materials	57,813	0.2%
Consumer Finance	45,303	0.1%
Containers & Packaging	380,208	1.2%
Distributors	56,659	0.2%
Diversified Consumer Services	165,705	0.5%
Electric Utilities	445,945	1.4%
Electrical Equipment	167,345	0.5%
Electronic Equipment, Instruments & Components	898,676	2.8%
Energy Equipment & Services	312,862	1.0%
Equity Real Estate Investment Trusts	2,507,742	7.7%
Food & Staples Retailing	144,138	0.4%
Food Products	653,636	2.0%
Gas Utilities	487,760	1.5%
Health Care Equipment & Supplies	843,555	2.6%
Health Care Providers & Services	404,757	1.2%
Health Care Technology	33,076	0.1%
Hotels, Restaurants & Leisure	581,703	1.8%
Household Durables	408,534	1.3%
Household Products	42,696	0.1%
Independent Power & Renewable Electricity Producers	18,471	0.1%
Industrial Conglomerates	96,252	0.3%
Insurance	1,099,438	3.4%
Internet & Direct Marketing Retail	19,227	0.1%
Internet Software & Services	153,551	0.5%
IT Services	883,276	2.7%
Leisure Products	163,508	0.5%
Life Sciences Tools & Services	203,126	0.6%
Machinery	1,050,316	3.2%
Marine	48,103	0.1%
Media	322,197	1.0%
Metals & Mining	434,996	1.3%
Multiline Retail	70,416	0.2%
Multi-Utilities	230,669	0.7%
Oil, Gas & Consumable Fuels	475,934	1.5%
Paper & Forest Products	72,308	0.2%
Personal Products	111,976	0.3%
Pharmaceuticals	105,932	0.3%
Professional Services	126,991	0.4%
Real Estate Management & Development	98,989	0.3%
Road & Rail	238,538	0.7%
Semiconductors & Semiconductor Equipment	574,388	1.8%
Software	1,040,744	3.2%
Specialty Retail	523,671	1.6%
Technology Hardware, Storage & Peripherals	147,883	0.5%
Textiles, Apparel & Luxury Goods	180,316	0.6%
Thrifts & Mortgage Finance	140,129	0.4%
Trading Companies & Distributors	169,967	0.5%
Water Utilities	81,416	0.2%
Wireless Telecommunication Services	36,900	0.1%
Other**	10,406,504	31.9%
Total	$32,612,094	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (45.9%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	414	$3,954
2U, Inc.* (Internet Software & Services)	345	12,027
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	966	13,398
8x8, Inc.* (Software)	828	11,799
A. Schulman, Inc. (Chemicals)	276	7,935
A10 Networks, Inc.* (Software)	621	4,757
AAON, Inc. (Building Products)	345	10,333
AAR Corp. (Aerospace & Defense)	345	11,099
Aaron’s, Inc. (Specialty Retail)	621	15,345
Abercrombie & Fitch Co. - Class A (Specialty Retail)	621	9,073
ABM Industries, Inc. (Commercial Services & Supplies)	483	18,876
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,415	3,912
Acacia Research Corp. (Professional Services)	759	4,440
Acadia Realty Trust (Equity Real Estate Investment Trusts)	621	20,921
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	276	5,865
Acceleron Pharma, Inc.* (Biotechnology)	276	7,736
ACCO Brands Corp.* (Commercial Services & Supplies)	966	10,723
Accuray, Inc.* (Health Care Equipment & Supplies)	966	4,733
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	897	2,512
Aceto Corp. (Health Care Providers & Services)	276	5,059
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,104	6,933
ACI Worldwide, Inc.* (Software)	966	17,504
Acorda Therapeutics, Inc.* (Biotechnology)	414	7,328
Actua Corp.* (Internet Software & Services)	483	5,627
Actuant Corp. - Class A (Machinery)	552	12,310
Acxiom Corp.* (IT Services)	690	16,256
ADTRAN, Inc. (Communications Equipment)	483	8,766
Aduro Biotech, Inc.* (Biotechnology)	414	4,451
Advanced Drainage Systems, Inc. (Building Products)	345	6,590
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	345	16,457
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,451	39,411
Advaxis, Inc.* (Biotechnology)	483	3,907
Adverum Biotechnologies, Inc.* (Biotechnology)	690	2,036
Aegion Corp.* (Construction & Engineering)	345	6,386
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	276	9,177
Aerohive Networks, Inc.* (Communications Equipment)	414	2,190
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	552	9,715
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	345	5,358
Agenus, Inc.* (Biotechnology)	966	3,835
Agree Realty Corp. (Equity Real Estate Investment Trusts)	207	10,008
AgroFresh Solutions, Inc.* (Chemicals)	483	2,270
Aimmune Therapeutics, Inc.* (Biotechnology)	345	5,617
Air Methods Corp.* (Health Care Providers & Services)	345	9,125
Air Transport Services Group, Inc.* (Air Freight & Logistics)	552	7,303
Aircastle, Ltd. (Trading Companies & Distributors)	483	9,926
AK Steel Holding Corp.* (Metals & Mining)	2,208	11,482
Akebia Therapeutics, Inc.* (Biotechnology)	483	3,632
Albany International Corp. - Class A (Machinery)	276	11,247
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	345	5,379
Alder Biopharmaceuticals, Inc.* (Biotechnology)	414	10,040
Alexander & Baldwin, Inc. (Real Estate Management & Development)	414	17,302
Allegheny Technologies, Inc. (Metals & Mining)	966	13,176
ALLETE, Inc. (Electric Utilities)	414	25,374
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	483	3,893
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	621	6,253
Altra Industrial Motion Corp. (Machinery)	276	8,142
AMAG Pharmaceuticals, Inc.* (Biotechnology)	345	8,867
Ambac Financial Group, Inc.* (Insurance)	483	8,911
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	276	16,938
Amedisys, Inc.* (Health Care Providers & Services)	276	11,940
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	345	13,700
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	690	12,365
American Eagle Outfitters, Inc. (Specialty Retail)	1,449	24,690
American Equity Investment Life Holding Co. (Insurance)	759	13,609
American Software, Inc. - Class A (Software)	345	3,598
American States Water Co. (Water Utilities)	345	13,793
American Vanguard Corp. (Chemicals)	345	5,244
Ameris Bancorp (Banks)	345	12,524
Amicus Therapeutics, Inc.* (Biotechnology)	1,311	9,046
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,035	9,594
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	414	13,579

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	414	$7,510
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	828	568
Amplify Snack Brands, Inc.* (Food Products)	345	4,999
Anavex Life Sciences Corp.* (Biotechnology)	621	1,733
Angie’s List, Inc.* (Internet Software & Services)	552	4,250
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	345	5,499
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	276	18,147
Anthera Pharmaceuticals, Inc.* (Biotechnology)	828	1,822
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,104	5,421
Apogee Enterprises, Inc. (Building Products)	276	11,247
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	552	9,340
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	828	7,278
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	345	17,526
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	828	6,127
Aptevo Therapeutics, Inc.* (Biotechnology)	138	305
Aratana Therapeutics, Inc.* (Pharmaceuticals)	552	4,471
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	759	2,603
ArcBest Corp. (Road & Rail)	276	5,492
Archrock, Inc. (Energy Equipment & Services)	759	8,804
Ardelyx, Inc.* (Biotechnology)	414	5,092
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,829	4,187
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	345	4,526
Argo Group International Holdings, Ltd. (Insurance)	276	15,346
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,587	13,839
Arlington Asset Investment Corp. - Class A (Capital Markets)	276	3,941
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	345	4,633
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	345	7,821
Armstrong Flooring, Inc.* (Building Products)	276	4,468
Array BioPharma, Inc.* (Biotechnology)	1,656	9,439
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	759	4,402
Ascena Retail Group, Inc.* (Specialty Retail)	1,587	7,760
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	345	4,471
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	897	5,212
Aspen Technology, Inc.* (Software)	690	33,976
Asterias Biotherapeutics, Inc.* (Biotechnology)	759	2,505
Astoria Financial Corp. (Thrifts & Mortgage Finance)	828	12,114
Atara Biotherapeutics, Inc.* (Biotechnology)	276	3,533
Athersys, Inc.* (Biotechnology)	1,449	2,623
Atlantic Power Corp. (Independent Power & Renewable Electricity Producers)	1,656	3,809
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	552	9,925
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	207	8,663
AtriCure, Inc.* (Health Care Equipment & Supplies)	345	6,293
Atwood Oceanics, Inc. (Energy Equipment & Services)	621	4,738
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	552	3,627
Avista Corp. (Multi-Utilities)	552	22,853
Avon Products, Inc. (Personal Products)	3,864	25,309
AVX Corp. (Electronic Equipment, Instruments & Components)	483	6,772
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	345	4,709
AxoGen, Inc.* (Health Care Equipment & Supplies)	414	3,664
Axovant Sciences, Ltd.* (Biotechnology)	345	4,247
AZZ, Inc. (Electrical Equipment)	207	11,023
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	552	10,284
B&G Foods, Inc. - Class A (Food Products)	552	23,405
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	414	6,516
Balchem Corp. (Chemicals)	276	20,948
Banc of California, Inc. (Banks)	483	6,424
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	276	7,444
BancorpSouth, Inc. (Banks)	759	17,837
Bank Mutual Corp. (Thrifts & Mortgage Finance)	552	4,306
Bank of the Ozarks, Inc. (Banks)	690	25,502
Bankrate, Inc.* (Internet Software & Services)	552	4,306
Banner Corp. (Banks)	276	12,459
Barnes & Noble Education, Inc.* (Specialty Retail)	483	4,497
Barnes & Noble, Inc. (Specialty Retail)	621	6,396
Barnes Group, Inc. (Machinery)	414	16,494
Barracuda Networks, Inc.* (Software)	276	6,436
Bazaarvoice, Inc.* (Internet Software & Services)	1,104	5,410
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	483	20,304

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Beazer Homes USA, Inc.* (Household Durables)	483		$4,941
Belden, Inc. (Electronic Equipment, Instruments & Components)	345		22,358
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	828		10,723
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	483		12,147
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	690		10,005
Berkshire Hills Bancorp, Inc. (Banks)	276		8,156
BGC Partners, Inc. - Class A (Capital Markets)	1,863		16,003
Big Lots, Inc. (Multiline Retail)	414		17,967
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	621		3,223
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,173		4,751
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,380		1,380
BioScrip, Inc.* (Health Care Providers & Services)	1,104		2,970
Biostage, Inc.* (Biotechnology)	—	†	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	345		6,107
BioTime, Inc.* (Biotechnology)	1,173		3,777
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	207		7,473
Black Hills Corp. (Multi-Utilities)	414		25,605
Blackbaud, Inc. (Software)	414		25,420
Blackhawk Network Holdings, Inc.* (IT Services)	483		16,639
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	966		16,712
Blucora, Inc.* (Internet Software & Services)	483		6,424
Blue Hills Bancorp, Inc. (Banks)	276		4,292
Bluebird Bio, Inc.* (Biotechnology)	345		16,474
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	552		9,136
BNC Bancorp (Banks)	345		8,591
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	483		4,695
Boise Cascade Co.* (Paper & Forest Products)	414		7,970
Boston Private Financial Holdings, Inc. (Banks)	759		9,981
Bottomline Technologies, Inc.* (Software)	414		9,394
Box, Inc.* - Class A (Internet Software & Services)	552		7,960
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	759		13,556
Brady Corp. - Class A (Commercial Services & Supplies)	414		13,703
Briggs & Stratton Corp. (Machinery)	414		7,709
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	345		23,083
Brightcove, Inc.* (Internet Software & Services)	414		4,616
Bristow Group, Inc. (Energy Equipment & Services)	414		4,144
BroadSoft, Inc.* (Software)	276		11,468
Brookline Bancorp, Inc. (Banks)	690		8,832
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	690		8,991
Builders FirstSource, Inc.* (Building Products)	828		8,007
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	207		11,439
CACI International, Inc.* - Class A (IT Services)	207		20,255
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	552		6,431
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	621		4,409
Caesarstone, Ltd.* (Building Products)	207		7,317
CalAmp Corp.* (Communications Equipment)	414		5,349
Caleres, Inc. (Specialty Retail)	414		10,354
Calgon Carbon Corp. (Chemicals)	483		7,631
California Resources Corp.* (Oil, Gas & Consumable Fuels)	345		3,540
California Water Service Group (Water Utilities)	414		12,834
Calix, Inc.* (Communications Equipment)	552		3,450
Callaway Golf Co. (Leisure Products)	897		9,158
Callidus Software, Inc.* (Software)	552		10,074
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,104		14,341
Cal-Maine Foods, Inc. (Food Products)	276		10,667
Cambrex Corp.* (Life Sciences Tools & Services)	276		11,122
Cantel Medical Corp. (Health Care Equipment & Supplies)	276		19,659
Capital Senior Living Corp.* (Health Care Providers & Services)	345		5,510
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,104		16,196
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	897		8,530
Cardinal Financial Corp. (Banks)	345		9,067
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	345		8,083
Cardtronics PLC* - Class A (IT Services)	414		20,700
Career Education Corp.* (Diversified Consumer Services)	828		5,953
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	552		7,772
Carmike Cinemas, Inc.* (Media)	276		9,011
Carpenter Technology Corp. (Metals & Mining)	414		13,087
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	483		16,340
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	414		5,175
Cascade Bancorp* (Banks)	552		3,373
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	483		5,410
Castlight Health, Inc.* - Class B (Health Care Technology)	690		3,002

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Catalent, Inc.* (Pharmaceuticals)	828	$18,886
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	414	4,364
Cathay General Bancorp, Inc. (Banks)	621	18,599
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	552	31,160
CBIZ, Inc.* (Professional Services)	552	6,100
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,518	16,243
CEB, Inc. (Professional Services)	276	13,427
CECO Environmental Corp. (Commercial Services & Supplies)	414	4,099
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	897	6,073
Celadon Group, Inc. (Road & Rail)	345	2,243
Celldex Therapeutics, Inc.* (Biotechnology)	1,104	3,478
Cempra, Inc.* (Pharmaceuticals)	414	7,504
CenterState Banks, Inc. (Banks)	483	9,022
Central European Media Enterprises, Ltd.* - Class A (Media)	1,311	3,212
Central Garden & Pet Co.* - Class A (Household Products)	345	8,052
Central Pacific Financial Corp. (Banks)	276	7,074
Century Aluminum Co.* (Metals & Mining)	621	4,540
Cepheid, Inc.* (Biotechnology)	621	32,850
Cerus Corp.* (Health Care Equipment & Supplies)	1,035	4,989
ChannelAdvisor Corp.* (Internet Software & Services)	276	3,036
Chart Industries, Inc.* (Machinery)	276	7,656
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	345	6,107
Chegg, Inc.* (Diversified Consumer Services)	966	6,424
Chemical Financial Corp. (Banks)	552	23,708
Chemtura Corp.* (Chemicals)	552	18,106
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	552	11,984
Chico’s FAS, Inc. (Specialty Retail)	1,173	13,689
Chimerix, Inc.* (Biotechnology)	759	3,074
ChromaDex Corp.* (Life Sciences Tools & Services)	759	2,095
Ciena Corp.* (Communications Equipment)	1,173	22,733
Cimpress N.V.* (Internet Software & Services)	207	17,233
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	414	8,135
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	552	29,797
Citizens, Inc.* (Insurance)	552	4,295
CLARCOR, Inc. (Machinery)	414	25,754
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,173	4,821
Cliffs Natural Resources, Inc.* (Metals & Mining)	1,725	9,522
Clovis Oncology, Inc.* (Biotechnology)	345	10,033
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	621	7,173
CNO Financial Group, Inc. (Insurance)	1,518	22,890
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,071	3,843
CoBiz Financial, Inc. (Banks)	414	5,266
Codexis, Inc.* (Chemicals)	621	3,136
Coeur Mining, Inc.* (Metals & Mining)	1,380	15,428
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	345	12,730
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	207	21,553
Coherus Biosciences, Inc.* (Biotechnology)	345	9,436
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	345	3,861
Colony Capital, Inc. - Class A (Mortgage Real Estate Investment Trusts)	966	18,364
Colony Starwood Homes (Equity Real Estate Investment Trusts)	552	16,014
Columbia Banking System, Inc. (Banks)	483	15,949
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	207	11,724
Comfort Systems USA, Inc. (Construction & Engineering)	345	9,953
Commercial Metals Co. (Metals & Mining)	966	15,176
Community Bank System, Inc. (Banks)	345	16,253
Community Health Systems, Inc.* (Health Care Providers & Services)	966	5,100
CommVault Systems, Inc.* (Software)	345	18,458
comScore, Inc.* (Internet Software & Services)	414	11,919
ConforMIS, Inc.* (Health Care Equipment & Supplies)	552	4,212
CONMED Corp. (Health Care Equipment & Supplies)	276	11,040
ConnectOne Bancorp, Inc. (Banks)	345	6,331
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	483	11,558
Continental Building Products, Inc.* (Building Products)	345	7,055
Convergys Corp. (IT Services)	759	22,163
Cooper Tire & Rubber Co. (Auto Components)	483	17,750
Corcept Therapeutics, Inc.* (Pharmaceuticals)	897	6,225
Core-Mark Holding Co., Inc. (Distributors)	414	14,635
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	276	20,352
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	1,587	1,222
Cornerstone OnDemand, Inc.* (Internet Software & Services)	414	17,098
Costamare, Inc. (Marine)	345	2,243
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,794	13,939
Cowen Group, Inc.* - Class A (Capital Markets)	1,311	4,261
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	345	7,176
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	690	5,306

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	345	$3,854
CryoLife, Inc. (Health Care Equipment & Supplies)	414	7,038
CSG Systems International, Inc. (IT Services)	276	10,496
CTS Corp. (Electronic Equipment, Instruments & Components)	345	6,279
Cubic Corp. (Aerospace & Defense)	207	8,839
Curis, Inc.* (Biotechnology)	1,932	5,023
Curtiss-Wright Corp. (Aerospace & Defense)	345	30,918
Customers Bancorp, Inc.* (Banks)	276	7,471
CVB Financial Corp. (Banks)	897	15,052
Cvent, Inc.* (Internet Software & Services)	276	8,617
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	207	8,829
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,380	11,896
Cytokinetics, Inc.* (Biotechnology)	483	4,685
CytRx Corp.* (Biotechnology)	1,242	574
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	552	4,609
Dana Holding Corp. (Auto Components)	1,311	20,294
Darling Ingredients, Inc.* (Food Products)	1,380	18,768
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	345	14,266
Dean Foods Co. (Food Products)	828	15,119
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	276	14,404
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	3,947
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	345	4,626
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	621	10,495
Deluxe Corp. (Commercial Services & Supplies)	414	25,336
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,105	7,421
Denny’s Corp.* (Hotels, Restaurants & Leisure)	759	7,871
Depomed, Inc.* (Pharmaceuticals)	552	12,343
Destination XL Group, Inc.* (Specialty Retail)	621	2,515
DeVry Education Group, Inc. (Diversified Consumer Services)	552	12,530
DHI Group, Inc.* (Internet Software & Services)	621	3,540
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,035	4,212
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,725	15,784
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	552	12,034
Digi International, Inc.* (Communications Equipment)	345	3,157
DigitalGlobe, Inc.* (Aerospace & Defense)	552	13,855
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	345	5,589
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	414	8,574
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	414	9,592
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	414	2,331
Dorman Products, Inc.* (Auto Components)	207	13,298
Douglas Dynamics, Inc. (Machinery)	207	6,645
Drew Industries, Inc. (Auto Components)	207	18,537
DSW, Inc. - Class A (Specialty Retail)	621	12,898
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	621	25,343
Durect Corp.* (Pharmaceuticals)	2,346	2,628
Dycom Industries, Inc.* (Construction & Engineering)	276	21,233
Dynavax Technologies Corp.* (Biotechnology)	414	3,830
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	1,035	11,023
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	621	4,266
Eagle Bancorp, Inc.* (Banks)	276	13,565
EarthLink Holdings Corp. (Internet Software & Services)	1,104	6,315
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	276	5,236
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	276	18,743
Ebix, Inc. (Software)	207	11,592
Echo Global Logistics, Inc.* (Air Freight & Logistics)	276	5,851
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	759	2,080
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	552	23,510
Egalet Corp.* (Pharmaceuticals)	483	2,710
El Paso Electric Co. (Electric Utilities)	345	15,939
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	345	4,175
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	483	2,502
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	414	17,606
Ellie Mae, Inc.* (Software)	276	29,226
EMCOR Group, Inc. (Construction & Engineering)	483	29,203
EMCORE Corp. (Communications Equipment)	483	3,164
Emergent BioSolutions, Inc.* (Biotechnology)	276	7,375
Employers Holdings, Inc. (Insurance)	276	8,653
Encore Capital Group, Inc.* (Consumer Finance)	276	5,479
Endocyte, Inc.* (Pharmaceuticals)	759	2,087
Endologix, Inc.* (Health Care Equipment & Supplies)	759	7,939
Endurance International Group Holdings, Inc.* (Internet Software & Services)	621	4,564
Energy Recovery, Inc.* (Machinery)	483	5,897

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EnerNOC, Inc.* (Software)	483	$2,512
EnerSys (Electrical Equipment)	345	22,470
Ennis, Inc. (Commercial Services & Supplies)	276	4,043
Enova International, Inc.* (Consumer Finance)	414	3,892
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,242	19,748
Entercom Communications Corp. - Class A (Media)	345	4,554
Entravision Communications Corp. - Class A (Media)	759	5,085
Envestnet, Inc.* (Internet Software & Services)	345	12,196
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	621	3,788
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	552	1,965
EPAM Systems, Inc.* (IT Services)	414	26,650
Epizyme, Inc.* (Biotechnology)	483	4,371
Eros International PLC* (Media)	345	6,124
ESCO Technologies, Inc. (Machinery)	207	9,222
Essendant, Inc. (Commercial Services & Supplies)	345	5,296
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	690	18,244
Esterline Technologies Corp.* (Aerospace & Defense)	276	20,272
Ethan Allen Interiors, Inc. (Household Durables)	276	8,473
Etsy, Inc.* (Internet & Direct Marketing Retail)	966	12,539
EverBank Financial Corp. (Thrifts & Mortgage Finance)	897	17,321
Evercore Partners, Inc. - Class A (Capital Markets)	345	18,544
EVERTEC, Inc. (IT Services)	621	9,408
Everyday Health, Inc.* (Internet Software & Services)	414	4,347
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	483	3,719
Exact Sciences Corp.* (Biotechnology)	897	13,975
Exar Corp.* (Semiconductors & Semiconductor Equipment)	552	4,979
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,346	2,534
Exelixis, Inc.* (Biotechnology)	2,001	21,190
ExlService Holdings, Inc.* (IT Services)	276	12,152
Exponent, Inc. (Professional Services)	207	11,851
Express, Inc.* (Specialty Retail)	690	8,294
Exterran Corp.* (Energy Equipment & Services)	414	6,545
Extreme Networks, Inc.* (Communications Equipment)	1,242	5,229
EZCORP, Inc.* - Class A (Consumer Finance)	621	6,055
F.N.B. Corp. (Banks)	1,794	23,448
Fabrinet* (Electronic Equipment, Instruments & Components)	345	13,096
Fair Isaac Corp. (Software)	276	33,308
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	759	6,520
Farmers National Banc Corp. (Banks)	345	3,623
FCB Financial Holdings, Inc.* - Class A (Banks)	276	10,295
Federal Signal Corp. (Machinery)	621	7,626
Federal-Mogul Holdings Corp.* (Auto Components)	414	3,834
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	1,311	8,377
Ferro Corp.* (Chemicals)	759	9,837
Ferroglobe PLC (Metals & Mining)	690	6,383
FibroGen, Inc.* (Biotechnology)	483	7,994
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	276	7,286
Financial Engines, Inc. (Capital Markets)	483	13,355
Finisar Corp.* (Communications Equipment)	966	26,448
First BanCorp.* (Banks)	1,311	6,725
First Busey Corp. (Banks)	345	7,973
First Commonwealth Financial Corp. (Banks)	897	9,114
First Financial Bancorp (Banks)	552	11,868
First Financial Bankshares, Inc. (Banks)	552	19,982
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	966	25,512
First Merchants Corp. (Banks)	414	11,654
First Midwest Bancorp, Inc. (Banks)	690	13,324
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	621	5,539
FirstCash, Inc. (Consumer Finance)	276	13,027
Five Below, Inc.* (Specialty Retail)	483	18,150
Five Prime Therapeutics, Inc.* (Biotechnology)	276	13,394
Five9, Inc.* (Internet Software & Services)	414	5,928
Fleetmatics Group PLC* (Software)	345	20,666
Flotek Industries, Inc.* (Chemicals)	552	6,503
Fluidigm Corp.* (Life Sciences Tools & Services)	414	1,917
Flushing Financial Corp. (Banks)	276	5,912
FNFV Group* (Diversified Financial Services)	690	8,314
Forestar Group, Inc.* (Real Estate Management & Development)	414	4,554
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	621	5,573
Fortress Biotech, Inc.* (Biotechnology)	897	2,135
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	552	9,936
Forward Air Corp. (Air Freight & Logistics)	276	11,404
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	414	11,290
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	552	11,084
Fox Factory Holding Corp.* (Auto Components)	276	5,989
Francesca’s Holdings Corp.* (Specialty Retail)	483	7,762

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Franklin Electric Co., Inc. (Machinery)	414	$15,090
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	897	10,378
Fred’s, Inc. - Class A (Multiline Retail)	414	3,780
Fresh Del Monte Produce, Inc. (Food Products)	276	16,657
Freshpet, Inc.* (Food Products)	345	2,933
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	690	4,947
FTI Consulting, Inc.* (Professional Services)	345	13,441
FuelCell Energy, Inc.* (Electrical Equipment)	483	1,618
Fulton Financial Corp. (Banks)	1,449	21,590
FutureFuel Corp. (Chemicals)	345	3,781
GAIN Capital Holdings, Inc. (Capital Markets)	552	2,539
Galena Biopharma, Inc.* (Biotechnology)	2,139	491
Gannett Co., Inc. (Media)	1,035	8,042
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	483	7,414
GATX Corp. (Trading Companies & Distributors)	345	15,101
GCP Applied Technologies, Inc.* (Chemicals)	621	16,053
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	552	2,329
Generac Holdings, Inc.* (Electrical Equipment)	552	21,026
General Cable Corp. (Electrical Equipment)	483	6,762
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	345	5,465
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,242	3,254
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	483	5,154
Gentherm, Inc.* (Auto Components)	345	9,712
Genworth Financial, Inc.* - Class A (Insurance)	4,485	18,567
Geron Corp.* (Biotechnology)	1,794	3,319
Getty Realty Corp. (Equity Real Estate Investment Trusts)	276	6,273
Gibraltar Industries, Inc.* (Building Products)	276	10,736
Gigamon, Inc.* (Software)	276	15,263
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	1,104	2,616
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	345	9,011
Glacier Bancorp, Inc. (Banks)	690	19,499
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	276	4,927
Global Eagle Entertainment, Inc.* (Media)	621	4,999
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,518	11,248
Globalstar, Inc.* (Diversified Telecommunication Services)	4,278	3,960
Globant SA* (Software)	276	12,006
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	621	13,743
Glu Mobile, Inc.* (Software)	1,518	3,006
GNC Holdings, Inc. - Class A (Specialty Retail)	621	8,340
Gogo, Inc.* (Internet Software & Services)	621	6,278
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	828	18,125
Gold Resource Corp. (Metals & Mining)	897	5,095
GoPro, Inc.* - Class A (Household Durables)	966	12,345
Government Properties Income Trust (Equity Real Estate Investment Trusts)	621	11,886
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,519	32,446
Grand Canyon Education, Inc.* (Diversified Consumer Services)	414	18,067
Granite Construction, Inc. (Construction & Engineering)	345	16,960
Gray Television, Inc.* (Media)	621	5,527
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	828	2,939
Great Western Bancorp, Inc. (Banks)	483	15,572
Green Brick Partners, Inc.* (Household Durables)	414	3,167
Green Dot Corp.* - Class A (Consumer Finance)	414	9,191
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	345	8,970
Greenhill & Co., Inc. (Capital Markets)	276	6,472
Greenlight Capital Re, Ltd.* - Class A (Insurance)	345	6,866
Greif, Inc. - Class A (Containers & Packaging)	276	12,933
Griffon Corp. (Building Products)	345	5,762
GrubHub, Inc.* (Internet Software & Services)	690	26,296
GTT Communications, Inc.* (Internet Software & Services)	276	6,210
GUESS?, Inc. (Specialty Retail)	552	7,452
Guidance Software, Inc.* (Software)	414	2,136
H&E Equipment Services, Inc. (Trading Companies & Distributors)	345	4,813
H.B. Fuller Co. (Chemicals)	414	17,417
Haemonetics Corp.* (Health Care Equipment & Supplies)	483	16,137
Halozyme Therapeutics, Inc.* (Biotechnology)	1,035	8,932
Halyard Health, Inc.* (Health Care Equipment & Supplies)	414	13,393
Hancock Holding Co. (Banks)	690	23,150
Hanmi Financial Corp. (Banks)	345	8,625
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	345	7,887
Harmonic, Inc.* (Communications Equipment)	1,173	5,982
Harsco Corp. (Machinery)	897	8,746
Hawaiian Holdings, Inc.* (Airlines)	483	21,748

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HC2 Holdings, Inc.* (Construction & Engineering)	621	$2,472
Headwaters, Inc.* (Construction Materials)	690	11,316
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	897	28,605
Healthcare Services Group, Inc. (Commercial Services & Supplies)	621	22,957
HealthEquity, Inc.* (Health Care Providers & Services)	414	13,757
HealthSouth Corp. (Health Care Providers & Services)	759	30,474
HealthStream, Inc.* (Health Care Technology)	276	7,444
Healthways, Inc.* (Health Care Providers & Services)	414	10,267
Heartland Express, Inc. (Road & Rail)	483	8,887
Hecla Mining Co. (Metals & Mining)	3,312	19,838
Helen of Troy, Ltd.* (Household Durables)	207	16,870
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,035	9,025
Heritage Commerce Corp. (Banks)	345	3,743
Heritage Financial Corp. (Banks)	345	6,348
Heritage Insurance Holdings, Inc. (Insurance)	345	4,068
Heritage Oaks Bancorp (Banks)	414	3,291
Herman Miller, Inc. (Commercial Services & Supplies)	552	15,346
Heron Therapeutics, Inc.* (Biotechnology)	345	5,123
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	414	7,377
HFF, Inc. - Class A (Real Estate Management & Development)	345	9,187
Hibbett Sports, Inc.* (Specialty Retail)	207	8,042
Hill International, Inc.* (Professional Services)	621	2,391
Hillenbrand, Inc. (Machinery)	483	14,659
Hilltop Holdings, Inc.* (Banks)	690	17,043
HMS Holdings Corp.* (Health Care Technology)	759	15,992
HNI Corp. (Commercial Services & Supplies)	414	16,833
Home BancShares, Inc. (Banks)	1,035	22,263
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	276	7,604
Hope Bancorp, Inc. (Banks)	690	11,137
Horace Mann Educators Corp. (Insurance)	345	12,403
Horizon Pharma PLC* (Pharmaceuticals)	1,380	23,073
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	414	1,644
Hortonworks, Inc.* (Internet Software & Services)	483	3,690
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,104	13,966
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	1,932	3,014
HRG Group, Inc.* (Household Products)	1,035	15,567
HSN, Inc. (Internet & Direct Marketing Retail)	276	10,405
Hub Group, Inc.* - Class A (Air Freight & Logistics)	276	10,060
Hubspot, Inc.* (Software)	276	14,476
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	690	23,198
IBERIABANK Corp. (Banks)	345	22,649
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	552	4,350
IDACORP, Inc. (Electric Utilities)	414	32,453
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,794	2,781
Ignyta, Inc.* (Biotechnology)	552	2,760
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	552	15,346
ILG, Inc. (Hotels, Restaurants & Leisure)	966	15,823
IMAX Corp.* (Media)	552	16,698
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	483	3,941
ImmunoGen, Inc.* (Biotechnology)	1,173	2,135
Immunomedics, Inc.* (Biotechnology)	1,380	3,174
Impax Laboratories, Inc.* (Pharmaceuticals)	621	12,482
Imperva, Inc.* (Software)	276	10,184
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	345	15,766
inContact, Inc.* (Internet Software & Services)	552	7,678
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	552	2,197
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	552	4,598
Independent Bank Corp. (Banks)	207	11,416
Infinera Corp.* (Communications Equipment)	1,242	9,688
Infinity Pharmaceuticals, Inc.* (Biotechnology)	1,656	2,004
Infoblox, Inc.* (Software)	552	14,628
Information Services Group, Inc.* (IT Services)	690	2,726
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	414	6,881
Ingevity Corp.* (Chemicals)	414	17,140
InnerWorkings, Inc.* (Commercial Services & Supplies)	483	4,255
Innospec, Inc. (Chemicals)	207	12,472
Innoviva, Inc.* (Pharmaceuticals)	759	7,818
Inovio Pharmaceuticals, Inc.* (Biotechnology)	690	4,464
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	345	12,800
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	345	9,933
Insmed, Inc.* (Biotechnology)	621	8,061
Insulet Corp.* (Health Care Equipment & Supplies)	483	17,929
Insys Therapeutics, Inc.* (Biotechnology)	345	3,729
Integer Holdings Corp.* (Health Care Equipment & Supplies)	276	6,086
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	276	21,945

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,104	$22,864
Inteliquent, Inc. (Diversified Telecommunication Services)	345	5,793
Intelsat S.A.* (Diversified Telecommunication Services)	897	2,431
InterDigital, Inc. (Communications Equipment)	276	19,499
Interface, Inc. (Commercial Services & Supplies)	621	9,843
International Bancshares Corp. (Banks)	483	14,901
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	276	9,080
Intersect ENT, Inc.* (Pharmaceuticals)	345	5,037
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,173	25,900
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	345	4,278
Intralinks Holdings, Inc.* (Internet Software & Services)	552	5,062
Invacare Corp. (Health Care Equipment & Supplies)	414	3,788
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	897	6,862
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	966	14,422
Investment Technology Group, Inc. (Capital Markets)	345	5,282
Investors Bancorp, Inc. (Banks)	2,484	30,453
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	1,242	7,539
Invitae Corp.* (Biotechnology)	345	2,650
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	552	2,401
Iridium Communications, Inc.* (Diversified Telecommunication Services)	828	6,748
iRobot Corp.* (Household Durables)	276	13,993
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,173	14,979
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	276	5,796
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	759	8,448
Itron, Inc.* (Electronic Equipment, Instruments & Components)	276	14,876
Ixia* (Communications Equipment)	690	8,246
IXYS Corp. (Semiconductors & Semiconductor Equipment)	345	3,657
j2 Global, Inc. (Internet Software & Services)	414	29,455
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	276	25,868
Janus Capital Group, Inc. (Capital Markets)	1,242	15,922
Jive Software, Inc.* (Software)	897	3,543
John Bean Technologies Corp. (Machinery)	276	22,039
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	621	2,546
Joy Global, Inc. (Machinery)	828	23,043
K12, Inc.* (Diversified Consumer Services)	414	4,488
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	276	4,711
Kaman Corp. - Class A (Trading Companies & Distributors)	276	12,050
KapStone Paper & Packaging Corp. (Paper & Forest Products)	759	13,768
Karyopharm Therapeutics, Inc.* (Biotechnology)	414	2,997
KB Home (Household Durables)	759	11,036
KCG Holdings, Inc.* - Class A (Capital Markets)	552	7,044
Kearny Financial Corp. (Thrifts & Mortgage Finance)	828	11,551
Kelly Services, Inc. - Class A (Professional Services)	345	6,462
Kemper Corp. (Insurance)	345	12,955
Kennametal, Inc. (Machinery)	690	19,534
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	759	15,635
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	897	4,045
Kforce, Inc. (Professional Services)	276	4,789
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	345	4,796
Kimball International, Inc. - Class B (Commercial Services & Supplies)	414	5,175
Kindred Healthcare, Inc. (Health Care Providers & Services)	828	8,156
Kite Pharma, Inc.* (Biotechnology)	345	15,280
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	690	17,202
KLX, Inc.* (Aerospace & Defense)	483	16,625
Knight Transportation, Inc. (Road & Rail)	621	18,165
Knoll, Inc. (Commercial Services & Supplies)	414	8,959
Knowles Corp.* (Electronic Equipment, Instruments & Components)	828	12,370
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,173	2,452
Korn/Ferry International (Professional Services)	552	11,255
Kraton Performance Polymers, Inc.* (Chemicals)	276	7,074
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	759	4,266
Kronos Worldwide, Inc. (Chemicals)	483	3,714
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	828	8,288
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	414	5,250
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,449	2,956
Lakeland Bancorp, Inc. (Banks)	414	5,858
Landec Corp.* (Food Products)	345	4,571
Lannett Co., Inc.* (Pharmaceuticals)	276	6,044
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	897	21,304
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,242	7,539

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
La-Z-Boy, Inc. (Household Durables)	414	$9,688
LegacyTexas Financial Group, Inc. (Banks)	414	14,163
LendingClub Corp.* (Consumer Finance)	2,898	14,286
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	483	7,163
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,001	20,290
Liberty Braves Group* - Class C (Media)	345	5,751
Liberty Media Group* - Class A (Media)	276	7,681
Liberty Media Group* - Class C (Media)	483	13,239
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	621	13,786
LifeLock, Inc.* (Diversified Consumer Services)	759	12,220
Limelight Networks, Inc.* (Internet Software & Services)	1,725	3,071
Lion Biotechnologies, Inc.* (Biotechnology)	552	3,450
Lionbridge Technologies, Inc.* (IT Services)	828	3,999
Liquidity Services, Inc.* (Internet Software & Services)	414	3,664
Lithia Motors, Inc. - Class A (Specialty Retail)	207	17,756
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	207	28,876
LivePerson, Inc.* (Internet Software & Services)	690	5,865
LogMeIn, Inc. (Internet Software & Services)	207	19,665
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,242	22,791
LSI Industries, Inc. (Electrical Equipment)	345	2,967
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	345	17,288
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	345	5,351
Lumentum Holdings, Inc.* (Communications Equipment)	483	16,229
Luminex Corp.* (Life Sciences Tools & Services)	414	8,624
M.D.C. Holdings, Inc. (Household Durables)	345	8,180
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	207	7,609
M/I Homes, Inc.* (Household Durables)	276	5,937
Macatawa Bank Corp. (Banks)	483	3,927
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	759	19,491
MacroGenics, Inc.* (Biotechnology)	345	8,173
Magellan Health, Inc.* (Health Care Providers & Services)	207	10,650
Maiden Holdings, Ltd. (Insurance)	621	8,477
MainSource Financial Group, Inc. (Banks)	276	6,889
MannKind Corp.* (Biotechnology)	3,933	1,641
ManTech International Corp. - Class A (IT Services)	207	8,038
Marchex, Inc.* - Class B (Internet Software & Services)	759	1,913
MarineMax, Inc.* (Specialty Retail)	276	5,506
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	207	13,161
Marten Transport, Ltd. (Road & Rail)	276	5,658
Masimo Corp.* (Health Care Equipment & Supplies)	345	18,975
Masonite International Corp.* (Building Products)	276	15,703
MasTec, Inc.* (Construction & Engineering)	621	17,730
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	690	15,049
Matrix Service Co.* (Energy Equipment & Services)	345	6,107
Matson, Inc. (Marine)	414	16,535
Matthews International Corp. - Class A (Commercial Services & Supplies)	276	16,532
MAXIMUS, Inc. (IT Services)	552	28,738
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	552	10,328
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	552	2,672
MB Financial, Inc. (Banks)	621	22,598
MBIA, Inc.* (Insurance)	1,242	9,563
McDermott International, Inc.* (Energy Equipment & Services)	2,208	11,349
McGrath RentCorp (Commercial Services & Supplies)	207	6,231
MDC Partners, Inc. - Class A (Media)	483	4,081
Medgenics, Inc.* (Biotechnology)	483	2,328
Media General, Inc.* (Media)	966	16,277
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,001	27,894
MediciNova, Inc.* (Biotechnology)	483	3,280
Medidata Solutions, Inc.* (Health Care Technology)	483	23,178
MeetMe, Inc.* (Internet Software & Services)	690	3,374
Mentor Graphics Corp. (Software)	897	25,923
Mercury Systems, Inc.* (Aerospace & Defense)	345	9,584
Meredith Corp. (Media)	345	15,646
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	483	7,704
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	414	6,810
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	414	9,087
Meritage Homes Corp.* (Household Durables)	345	10,678
Meritor, Inc.* (Machinery)	897	9,221
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,242	6,483
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	345	10,764
MGE Energy, Inc. (Electric Utilities)	276	16,132
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,967	24,210
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	966	40,697
MiMedx Group, Inc.* (Biotechnology)	1,035	9,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	276	$18,547
Mitek System, Inc.* (Software)	483	3,260
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	483	24,367
Mobile Mini, Inc. (Commercial Services & Supplies)	414	10,495
MobileIron, Inc.* (Software)	897	3,274
Model N, Inc.* (Software)	276	2,843
Modine Manufacturing Co.* (Auto Components)	552	6,044
Molina Healthcare, Inc.* (Health Care Providers & Services)	345	18,771
Momenta Pharmaceuticals, Inc.* (Biotechnology)	690	7,694
MoneyGram International, Inc.* (IT Services)	483	3,386
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	621	8,489
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	1,449	15,272
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	345	27,189
Monotype Imaging Holdings, Inc. (Software)	414	7,907
Monro Muffler Brake, Inc. (Specialty Retail)	276	15,180
Moog, Inc.* - Class A (Aerospace & Defense)	276	16,027
MRC Global, Inc.* (Trading Companies & Distributors)	828	12,205
MSA Safety, Inc. (Commercial Services & Supplies)	276	16,091
MSG Networks, Inc.* - Class A (Media)	552	10,543
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	483	8,235
Mueller Industries, Inc. (Machinery)	483	14,630
Mueller Water Products, Inc. - Class A (Machinery)	1,380	17,002
Myriad Genetics, Inc.* (Biotechnology)	552	10,880
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	276	5,766
Natera, Inc.* (Biotechnology)	345	2,926
National Bank Holdings Corp. (Banks)	276	6,718
National CineMedia, Inc. (Media)	621	8,613
National General Holdings Corp. (Insurance)	483	9,926
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	345	26,137
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	276	5,404
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	414	6,256
Natus Medical, Inc.* (Health Care Equipment & Supplies)	276	10,861
Nautilus, Inc.* (Leisure Products)	345	6,072
Navigant Consulting, Inc.* (Professional Services)	483	11,302
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,656	2,103
Navistar International Corp.* (Machinery)	552	12,310
NBT Bancorp, Inc. (Banks)	414	13,956
NCI Building Systems, Inc.* (Building Products)	345	4,968
Nektar Therapeutics* (Pharmaceuticals)	1,104	13,690
Neogen Corp.* (Health Care Equipment & Supplies)	345	18,178
NeoGenomics, Inc.* (Life Sciences Tools & Services)	621	5,005
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	414	5,796
NETGEAR, Inc.* (Communications Equipment)	276	13,938
NetScout Systems, Inc.* (Communications Equipment)	828	22,729
NeuStar, Inc.* - Class A (IT Services)	483	10,843
Nevro Corp.* (Health Care Equipment & Supplies)	207	19,027
New Jersey Resources Corp. (Gas Utilities)	690	23,426
New Media Investment Group, Inc. (Media)	414	5,962
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,863	26,007
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	759	7,909
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,104	6,525
New York REIT, Inc. (Equity Real Estate Investment Trusts)	1,449	13,650
Newpark Resources, Inc.* (Energy Equipment & Services)	966	6,086
NewStar Financial, Inc.* (Diversified Financial Services)	345	3,357
Nexstar Broadcasting Group, Inc. - Class A (Media)	276	13,469
NIC, Inc. (Internet Software & Services)	552	12,668
NII Holdings, Inc.* (Wireless Telecommunication Services)	897	2,198
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	690	5,265
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	690	5,279
NN, Inc. (Machinery)	276	4,871
Nobilis Health Corp.* (Health Care Providers & Services)	1,104	3,698
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	828	6,765
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	690	1,449
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	414	6,810
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	621	6,142
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	897	14,119
Northwest Natural Gas Co. (Gas Utilities)	207	12,172
NorthWestern Corp. (Multi-Utilities)	414	23,826
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	345	6,020
Novavax, Inc.* (Biotechnology)	2,346	3,566
Novocure, Ltd.* (Health Care Equipment & Supplies)	552	3,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NOW, Inc.* (Trading Companies & Distributors)	897	$19,339
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	414	6,098
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	621	9,563
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	276	8,749
NuVasive, Inc.* (Health Care Equipment & Supplies)	414	24,729
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	552	12,552
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,518	15,924
Oclaro, Inc.* (Communications Equipment)	1,104	8,070
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,863	7,955
Office Depot, Inc. (Specialty Retail)	4,830	15,215
OFG Bancorp (Banks)	552	5,879
Oil States International, Inc.* (Energy Equipment & Services)	483	14,128
Old National Bancorp (Banks)	1,173	17,243
Old Second Bancorp, Inc. (Banks)	483	3,743
Olin Corp. (Chemicals)	1,380	30,264
OM Asset Management PLC (Capital Markets)	414	5,825
Omeros Corp.* (Pharmaceuticals)	414	3,395
Omnicell, Inc.* (Health Care Technology)	345	11,256
OMNOVA Solutions, Inc.* (Chemicals)	552	4,195
On Assignment, Inc.* (Professional Services)	414	14,246
On Deck Capital, Inc.* (Diversified Financial Services)	690	3,374
ONE Gas, Inc. (Gas Utilities)	414	25,370
Ophthotech Corp.* (Biotechnology)	276	9,886
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	690	5,182
ORBCOMM, Inc.* (Diversified Telecommunication Services)	690	6,162
Organovo Holdings, Inc.* (Biotechnology)	1,173	2,921
Orion Marine Group, Inc.* (Construction & Engineering)	552	4,460
Oritani Financial Corp. (Thrifts & Mortgage Finance)	414	6,479
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	345	16,640
Otonomy, Inc.* (Biotechnology)	276	4,168
Otter Tail Corp. (Electric Utilities)	345	12,403
OvaScience, Inc.* (Biotechnology)	552	2,782
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	414	3,627
Owens & Minor, Inc. (Health Care Providers & Services)	552	17,912
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	345	4,437
P.H. Glatfelter Co. (Paper & Forest Products)	414	9,199
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	759	6,452
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	552	4,112
Pacific Premier Bancorp, Inc.* (Banks)	276	7,135
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	345	10,971
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	207	15,618
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	345	4,395
PAREXEL International Corp.* (Life Sciences Tools & Services)	414	24,119
Park Sterling Corp. (Banks)	621	5,347
Parker Drilling Co.* (Energy Equipment & Services)	1,656	3,312
Parkway, Inc.* (Equity Real Estate Investment Trusts)	207	3,730
Party City Holdco, Inc.* (Specialty Retail)	345	5,606
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	552	12,337
Paycom Software, Inc.* (Software)	414	21,416
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	414	25,390
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	345	6,814
PDL BioPharma, Inc. (Biotechnology)	1,863	5,999
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	621	15,078
Pegasystems, Inc. (Software)	345	10,661
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	690	8,922
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	621	12,116
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	621	9,452
Penumbra, Inc.* (Health Care Equipment & Supplies)	207	13,652
Perficient, Inc.* (IT Services)	345	6,420
Performance Food Group Co.* (Food & Staples Retailing)	345	8,280
Performance Sports Group, Ltd.^*+ (Leisure Products)	828	2,161
PGT, Inc.* (Building Products)	552	5,410
PharmAthene, Inc.* (Biotechnology)	1,173	3,226
PharMerica Corp.* (Health Care Providers & Services)	276	6,569
PHH Corp.* (Thrifts & Mortgage Finance)	552	8,015
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	690	6,693
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,173	23,190
Pier 1 Imports, Inc. (Specialty Retail)	897	3,866
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	621	7,359
Pinnacle Financial Partners, Inc. (Banks)	345	17,802
Pioneer Energy Services Corp.* (Energy Equipment & Services)	897	3,184
Planet Payment, Inc.* (IT Services)	690	2,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plantronics, Inc. (Communications Equipment)	276	$14,272
Plexus Corp.* (Electronic Equipment, Instruments & Components)	276	12,644
Plug Power, Inc.* (Electrical Equipment)	2,346	3,589
Ply Gem Holdings, Inc.* (Building Products)	276	3,781
PNM Resources, Inc. (Electric Utilities)	690	22,667
PolyOne Corp. (Chemicals)	690	20,169
Portland General Electric Co. (Electric Utilities)	759	33,123
Portola Pharmaceuticals, Inc.* (Biotechnology)	483	8,781
Potbelly Corp.* (Hotels, Restaurants & Leisure)	345	4,502
Potlatch Corp. (Equity Real Estate Investment Trusts)	345	13,248
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	276	17,788
PRA Group, Inc.* (Consumer Finance)	414	13,207
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	207	11,017
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	276	3,594
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	414	18,746
Primerica, Inc. (Insurance)	414	22,645
Primoris Services Corp. (Construction & Engineering)	414	8,292
PrivateBancorp, Inc. (Banks)	690	31,215
Progenics Pharmaceuticals, Inc.* (Biotechnology)	897	4,512
Progress Software Corp.* (Software)	483	12,998
Proofpoint, Inc.* (Software)	345	27,041
PROS Holdings, Inc.* (Software)	276	6,050
Prosperity Bancshares, Inc. (Banks)	552	30,618
Prothena Corp. PLC* (Biotechnology)	345	16,497
Proto Labs, Inc.* (Machinery)	207	9,253
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	552	12,525
PTC Therapeutics, Inc.* (Biotechnology)	483	2,999
Puma Biotechnology, Inc.* (Biotechnology)	276	10,571
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	621	7,663
Q2 Holdings, Inc.* (Internet Software & Services)	276	7,756
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	414	19,027
Quad/Graphics, Inc. (Commercial Services & Supplies)	276	6,558
Quality Systems, Inc. (Health Care Technology)	552	7,115
Qualys, Inc.* (Software)	276	10,281
Quanex Building Products Corp. (Building Products)	345	5,624
Quidel Corp.* (Health Care Equipment & Supplies)	276	5,327
QuinStreet, Inc.* (Internet Software & Services)	828	2,401
Quorum Health Corp.* (Health Care Providers & Services)	414	1,673
Quotient Technology, Inc.* (Internet Software & Services)	621	6,583
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,863	25,317
Radiant Logistics, Inc.* (Air Freight & Logistics)	759	1,898
Radio One, Inc.* - Class D (Media)	690	1,725
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	621	2,590
Radius Health, Inc.* (Biotechnology)	276	11,846
RadNet, Inc.* (Health Care Providers & Services)	621	4,316
RAIT Financial Trust (Equity Real Estate Investment Trusts)	1,242	3,788
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	966	11,776
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	690	11,965
Raven Industries, Inc. (Industrial Conglomerates)	345	7,400
Rayonier Advanced Materials, Inc. (Chemicals)	483	6,245
RBC Bearings, Inc.* (Machinery)	207	14,769
Real Industry, Inc.* (Metals & Mining)	414	2,215
RealNetworks, Inc.* (Internet Software & Services)	552	2,462
RealPage, Inc.* (Software)	483	13,138
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	276	6,044
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	690	9,701
Regis Corp.* (Diversified Consumer Services)	414	5,250
Regulus Therapeutics, Inc.* (Biotechnology)	621	1,708
Renasant Corp. (Banks)	345	11,640
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	552	4,830
Rent-A-Center, Inc. (Specialty Retail)	552	5,570
Repligen Corp.* (Biotechnology)	345	9,857
Republic First Bancorp, Inc.* (Banks)	690	2,726
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	345	4,275
Resources Connection, Inc. (Professional Services)	414	6,148
Restoration Hardware Holdings, Inc.* (Specialty Retail)	345	9,995
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	828	16,651
RetailMeNot, Inc.* (Internet Software & Services)	483	4,371
Retrophin, Inc.* (Biotechnology)	345	6,503
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	621	13,078
Rexnord Corp.* (Machinery)	759	15,097
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,449	3,767

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	483	$4,458
RingCentral, Inc.* - Class A (Software)	552	11,426
RLI Corp. (Insurance)	345	19,229
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,035	20,410
Roadrunner Transportation Systems, Inc.* (Road & Rail)	483	3,671
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	621	3,608
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	276	8,984
RPX Corp.* (Professional Services)	552	5,388
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	690	24,909
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	897	2,287
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	897	2,664
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	345	6,245
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	276	7,245
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	345	5,468
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	345	17,395
S&T Bancorp, Inc. (Banks)	345	10,830
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	621	14,469
Sage Therapeutics, Inc.* (Biotechnology)	276	12,017
Saia, Inc.* (Road & Rail)	276	9,839
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	621	3,956
Sandy Spring Bancorp, Inc. (Banks)	207	6,562
Sangamo BioSciences, Inc.* (Biotechnology)	828	2,939
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	621	17,171
Sapiens International Corp. N.V. (Software)	345	4,695
Sarepta Therapeutics, Inc.* (Biotechnology)	414	16,245
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	207	7,245
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	276	6,665
Scholastic Corp. (Media)	276	10,557
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	276	10,187
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	483	4,323
Science Applications International Corp. (IT Services)	345	23,775
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	552	6,845
Scorpio Bulkers, Inc.* (Marine)	897	3,498
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,656	6,342
Seacoast Banking Corp. of Florida* (Banks)	345	6,006
Seadrill, Ltd.* (Energy Equipment & Services)	3,450	7,349
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	621	8,700
Select Comfort Corp.* (Specialty Retail)	414	7,945
Select Income REIT (Equity Real Estate Investment Trusts)	552	13,656
Select Medical Holdings Corp.* (Health Care Providers & Services)	966	12,558
Selective Insurance Group, Inc. (Insurance)	483	17,847
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	414	13,352
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	552	13,358
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	621	1,453
Sensient Technologies Corp. (Chemicals)	345	25,706
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	483	3,478
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	207	9,429
ServiceSource International, Inc.* (IT Services)	897	4,261
ServisFirst Bancshares, Inc. (Banks)	207	11,207
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	414	10,929
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	552	6,983
ShoreTel, Inc.* (Communications Equipment)	759	5,047
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	276	13,524
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	552	4,030
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	621	4,813
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	345	20,683
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	345	5,779
Silver Spring Networks, Inc.* (Software)	414	5,821
Simmons First National Corp. - Class A (Banks)	276	13,621
Simpson Manufacturing Co., Inc. (Building Products)	345	14,766
Sinclair Broadcast Group, Inc. - Class A (Media)	552	13,855
SkyWest, Inc. (Airlines)	483	14,562
Smart & Final Stores, Inc.* (Food & Staples Retailing)	276	3,312
Smith & Wesson Holding Corp.* (Leisure Products)	483	12,766
Snyder’s-Lance, Inc. (Food Products)	690	24,542
Sonic Automotive, Inc. - Class A (Specialty Retail)	345	6,176
Sonic Corp. (Hotels, Restaurants & Leisure)	414	9,485
Sonus Networks, Inc.* (Communications Equipment)	552	3,196

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sorrento Therapeutics, Inc.* (Biotechnology)	483	$2,777
Sotheby’s - Class A (Diversified Consumer Services)	483	17,330
South Jersey Industries, Inc. (Gas Utilities)	690	20,459
South State Corp. (Banks)	207	15,183
Southside Bancshares, Inc. (Banks)	276	9,003
Southwest Gas Corp. (Gas Utilities)	414	29,997
Spartan Motors, Inc. (Auto Components)	552	4,720
SpartanNash Co. (Food & Staples Retailing)	345	9,660
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	759	2,687
Spire, Inc. (Gas Utilities)	345	21,666
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	414	3,809
SPX Corp.* (Machinery)	414	7,870
SPX FLOW, Inc.* (Machinery)	345	8,656
STAAR Surgical Co.* (Health Care Equipment & Supplies)	621	5,247
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	621	14,326
Stage Stores, Inc. (Specialty Retail)	552	2,810
State Bank Financial Corp. (Banks)	345	7,607
State National Cos., Inc. (Insurance)	414	4,235
Steelcase, Inc. - Class A (Commercial Services & Supplies)	759	10,133
Stein Mart, Inc. (Specialty Retail)	483	2,908
Sterling Bancorp (Banks)	1,104	19,872
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	552	18,437
Stewart Information Services Corp. (Insurance)	207	9,305
Stifel Financial Corp.* (Capital Markets)	552	21,605
Stillwater Mining Co.* (Metals & Mining)	1,104	14,705
Stoneridge, Inc.* (Auto Components)	345	5,113
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	483	9,235
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	345	3,933
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	828	10,756
Summit Materials, Inc.* - Class A (Construction Materials)	552	10,344
Sun Hydraulics Corp. (Machinery)	207	6,092
SunCoke Energy, Inc. (Metals & Mining)	759	7,749
Sunrun, Inc.* (Electrical Equipment)	759	3,954
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,863	23,399
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	345	8,177
Superior Industries International, Inc. (Auto Components)	276	6,762
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	483	9,563
SUPERVALU, Inc.* (Food & Staples Retailing)	2,415	10,360
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	276	11,810
Swift Transportation Co.* (Road & Rail)	690	15,442
Sykes Enterprises, Inc.* (IT Services)	345	9,225
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	345	17,981
Synchronoss Technologies, Inc.* (Software)	345	12,665
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,863	8,551
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,656	11,327
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	276	28,300
Syntel, Inc. (IT Services)	276	5,548
Synthetic Biologics, Inc.* (Biotechnology)	1,449	2,029
Tailored Brands, Inc. (Specialty Retail)	552	8,722
Take-Two Interactive Software, Inc.* (Software)	690	30,629
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	759	10,573
Tangoe, Inc.* (Software)	414	3,552
TASER International, Inc.* (Aerospace & Defense)	483	10,810
Taylor Morrison Home Corp.* - Class A (Household Durables)	345	5,886
Team Health Holdings, Inc.* (Health Care Providers & Services)	552	23,653
Team, Inc.* (Commercial Services & Supplies)	276	8,487
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	276	21,258
Teekay Corp. (Oil, Gas & Consumable Fuels)	552	3,605
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,449	3,086
Teledyne Technologies, Inc.* (Aerospace & Defense)	276	29,720
Telenav, Inc.* (Software)	552	3,008
Teligent, Inc.* (Pharmaceuticals)	621	4,043
Tenneco, Inc.* (Auto Components)	483	26,598
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	1,311	4,916
Terraform Power, Inc. (Independent Power & Renewable Electricity Producers)	897	11,132
TerraVia Holdings, Inc.* (Chemicals)	1,311	3,081
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	414	10,805
TESARO, Inc.* (Biotechnology)	207	25,021
Tesco Corp. (Energy Equipment & Services)	552	3,781
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	414	15,359
Tetra Tech, Inc. (Commercial Services & Supplies)	483	18,571
TETRA Technologies, Inc.* (Energy Equipment & Services)	897	4,889
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	690	2,415
Texas Capital Bancshares, Inc.* (Banks)	414	24,550

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	552	$22,367
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	345	2,622
TG Therapeutics, Inc.* (Biotechnology)	552	2,953
The Advisory Board Co.* (Professional Services)	345	13,731
The Andersons, Inc. (Food & Staples Retailing)	276	10,502
The Bancorp, Inc.* (Banks)	552	3,439
The Brink’s Co. (Commercial Services & Supplies)	414	16,374
The Buckle, Inc. (Specialty Retail)	276	5,755
The Cato Corp. - Class A (Specialty Retail)	276	8,189
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	414	22,021
The Chemours Co. (Chemicals)	1,587	26,074
The E.W. Scripps Co.* - Class A (Media)	552	7,320
The Empire District Electric Co. (Electric Utilities)	414	14,171
The Ensign Group, Inc. (Health Care Providers & Services)	483	8,921
The Finish Line, Inc. - Class A (Specialty Retail)	414	8,152
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	621	14,879
The Greenbrier Cos., Inc. (Machinery)	276	8,694
The Hackett Group, Inc. (IT Services)	276	4,449
The KEYW Holding Corp.* (Aerospace & Defense)	483	5,067
The Manitowoc Co., Inc. (Machinery)	1,311	5,296
The Medicines Co.* (Pharmaceuticals)	552	18,188
The New York Times Co. - Class A (Media)	1,104	12,034
The Rubicon Project, Inc.* (Software)	414	3,171
The Spectranetics Corp.* (Health Care Equipment & Supplies)	414	8,984
The St Joe Co.* (Real Estate Management & Development)	483	8,549
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,380	7,921
Theravance Biopharma, Inc.* (Pharmaceuticals)	345	8,670
Thermon Group Holdings, Inc.* (Electrical Equipment)	345	6,324
Third Point Reinsurance, Ltd.* (Insurance)	690	8,108
Tidewater, Inc. (Energy Equipment & Services)	759	1,313
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	483	7,124
Tile Shop Holdings, Inc.* (Specialty Retail)	345	5,848
Time, Inc. (Media)	897	11,661
TimkenSteel Corp.* (Metals & Mining)	483	4,951
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	552	3,202
Titan International, Inc. (Machinery)	621	6,328
TiVo Corp.* (Software)	1,104	21,914
TopBuild Corp.* (Household Durables)	345	10,395
TowneBank (Banks)	483	11,978
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,794	2,691
Travelport Worldwide, Ltd. (IT Services)	1,035	14,614
Tredegar Corp. (Chemicals)	276	5,106
Trevena, Inc.* (Biotechnology)	621	3,030
Trex Co., Inc.* (Building Products)	276	14,852
TRI Pointe Group, Inc.* (Household Durables)	1,311	14,198
TriMas Corp.* (Machinery)	414	7,431
TriNet Group, Inc.* (Professional Services)	414	7,771
Trinseo SA (Chemicals)	276	14,476
Triple-S Management Corp.* (Health Care Providers & Services)	276	5,708
Triumph Group, Inc. (Aerospace & Defense)	414	9,812
tronc, Inc.* (Media)	345	4,150
Tronox, Ltd. (Chemicals)	897	7,266
Trovagene, Inc.* (Biotechnology)	552	1,904
TrueBlue, Inc.* (Professional Services)	414	7,245
TrueCar, Inc.* (Internet Software & Services)	621	5,993
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	966	6,762
Trustmark Corp. (Banks)	621	17,189
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	759	9,981
Tubemogul, Inc.* (Software)	276	2,015
Tuesday Morning Corp.* (Multiline Retail)	621	3,074
Tutor Perini Corp.* (Construction & Engineering)	345	6,572
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	552	25,497
Ubiquiti Networks, Inc.* (Communications Equipment)	276	14,471
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	552	4,692
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	345	20,351
UMB Financial Corp. (Banks)	414	25,689
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	345	4,181
Umpqua Holdings Corp. (Banks)	1,863	28,466
Union Bankshares Corp. (Banks)	414	11,563
Unisys Corp.* (IT Services)	621	6,489
Unit Corp.* (Energy Equipment & Services)	483	8,274
United Bankshares, Inc. (Banks)	552	20,810
United Community Banks, Inc. (Banks)	621	13,395
United Community Financial Corp. (Thrifts & Mortgage Finance)	621	4,564
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	552	8,120
United Natural Foods, Inc.* (Food & Staples Retailing)	414	17,281
Univar, Inc.* (Trading Companies & Distributors)	414	9,212
Universal American Corp.* (Health Care Providers & Services)	690	5,182
Universal Corp. (Tobacco)	207	11,219
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	345	17,837

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Insurance Holdings, Inc. (Insurance)	345	$7,349
Urban Edge Properties (Equity Real Estate Investment Trusts)	759	19,590
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	276	5,934
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	690	3,105
Valhi, Inc. (Chemicals)	1,104	2,164
Valley National Bancorp (Banks)	2,139	21,091
Vanda Pharmaceuticals, Inc.* (Biotechnology)	414	6,148
VASCO Data Security International, Inc.* (Software)	345	4,744
Vector Group, Ltd. (Tobacco)	759	15,894
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	414	8,984
Verint Systems, Inc.* (Software)	552	19,872
Versartis, Inc.* (Biotechnology)	345	3,812
ViaSat, Inc.* (Communications Equipment)	345	24,378
Viavi Solutions, Inc.* (Communications Equipment)	2,070	14,738
VirnetX Holding Corp.* (Software)	759	2,315
Virtu Financial, Inc. - Class A (Capital Markets)	276	3,533
Virtusa Corp.* (IT Services)	276	5,227
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,173	16,539
Vital Therapies, Inc.* (Biotechnology)	414	2,215
Vitamin Shoppe, Inc.* (Specialty Retail)	276	6,914
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	690	2,139
Vocera Communications, Inc.* (Health Care Technology)	345	6,348
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,794	12,307
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,035	1,501
Wabash National Corp.* (Machinery)	621	6,986
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	690	10,847
WageWorks, Inc.* (Professional Services)	345	20,337
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	276	6,643
Washington Federal, Inc. (Thrifts & Mortgage Finance)	759	20,682
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,587	16,648
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	621	18,270
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	276	4,678
Watts Water Technologies, Inc. - Class A (Machinery)	276	16,560
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	276	9,199
Web.com Group, Inc.* (Internet Software & Services)	414	6,665
WebMD Health Corp.* (Internet Software & Services)	345	16,950
Webster Financial Corp. (Banks)	759	30,663
Weight Watchers International, Inc.* (Diversified Consumer Services)	345	3,547
Werner Enterprises, Inc. (Road & Rail)	414	9,957
WesBanco, Inc. (Banks)	345	11,354
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	552	7,093
West Corp. (Commercial Services & Supplies)	414	8,164
Westamerica Bancorp (Banks)	207	10,259
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	483	4,893
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	621	17,916
WGL Holdings, Inc. (Gas Utilities)	414	26,111
Whitestone REIT (Equity Real Estate Investment Trusts)	345	4,589
Willbros Group, Inc.* (Energy Equipment & Services)	897	1,363
William Lyon Homes* - Class A (Household Durables)	276	4,929
Windstream Holdings, Inc. (Diversified Telecommunication Services)	966	7,583
Winnebago Industries, Inc. (Automobiles)	276	7,797
Wintrust Financial Corp. (Banks)	414	22,335
WisdomTree Investments, Inc. (Capital Markets)	1,035	8,880
WMIH Corp.* (Insurance)	2,277	4,782
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	828	17,678
Woodward, Inc. (Machinery)	414	24,418
World Wrestling Entertainment, Inc. - Class A (Media)	345	6,100
Worthington Industries, Inc. (Metals & Mining)	414	19,458
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	897	19,653
WSFS Financial Corp. (Thrifts & Mortgage Finance)	276	9,674
Xactly Corp.* (Internet Software & Services)	276	3,560
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	690	3,802
Xencor, Inc.* (Biotechnology)	345	7,345
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	897	14,002
Xenith Bankshares, Inc.* (Banks)	1,173	2,745
XO Group, Inc.* (Internet Software & Services)	276	5,078
XPO Logistics, Inc.* (Air Freight & Logistics)	828	27,266
Yadkin Financial Corp. (Banks)	483	13,398
YRC Worldwide, Inc.* (Road & Rail)	414	3,676
Zafgen, Inc.* (Biotechnology)	483	1,454
ZAGG, Inc.* (Household Durables)	552	3,588
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	345	11,420
Zendesk, Inc.* (Software)	690	18,140
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,242	7,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ZixCorp.* (Software)	828	$3,370
Zogenix, Inc.* (Pharmaceuticals)	414	3,374
TOTAL COMMON STOCKS (Cost $11,512,579)		12,838,242

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	4,947	—
Dyax Corp.*^+(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*^+(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*^+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

	Principal Amount	Value
Repurchase Agreements(d)(e)(56.6%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $15,823,117	$15,823,000	$15,823,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,823,000)		15,823,000

TOTAL INVESTMENT SECURITIES (Cost $27,342,912) - 102.5%		28,668,795
Net other assets (liabilities) - (2.5)%		(689,115)

NET ASSETS - 100.0%		$27,979,680

*                           Non-income producing security

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2016, these securities represented 0.035% of the net assets of the Fund.

^                            The Advisor has deemed these securities to be illiquid.  As of October 31, 2016, these securities represented 0.035% of the net assets of the Fund.

§                           Amount is less than $0.50.

†                           Number of shares is less than 0.50.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)                    Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,257,000.

(e)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	23	12/19/16	$2,735,160	$(94,696)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/28/16	0.46%	$1,120,863	$2,273
Russell 2000 Index	UBS AG	11/28/16	0.21%	11,301,557	12,749
				$12,422,420	$15,022

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$203,702	0.7%
Air Freight & Logistics	72,445	0.3%
Airlines	36,310	0.1%
Auto Components	151,016	0.5%
Automobiles	7,797	NM
Banks	1,204,642	4.2%
Biotechnology	684,079	2.4%
Building Products	136,619	0.5%
Capital Markets	147,009	0.5%
Chemicals	322,553	1.2%
Commercial Services & Supplies	291,094	1.0%
Communications Equipment	260,969	0.9%
Construction & Engineering	126,200	0.5%
Construction Materials	21,660	0.1%
Consumer Finance	65,137	0.2%
Containers & Packaging	12,933	NM
Distributors	14,635	0.1%
Diversified Consumer Services	130,136	0.5%
Diversified Financial Services	18,247	0.1%
Diversified Telecommunication Services	82,872	0.3%
Electric Utilities	172,262	0.6%
Electrical Equipment	86,249	0.3%
Electronic Equipment, Instruments & Components	362,527	1.3%
Energy Equipment & Services	150,185	0.5%
Equity Real Estate Investment Trusts	1,052,303	3.8%
Food & Staples Retailing	59,395	0.2%
Food Products	121,662	0.4%
Gas Utilities	159,201	0.6%
Health Care Equipment & Supplies	405,987	1.5%
Health Care Providers & Services	270,165	1.0%
Health Care Technology	74,335	0.3%
Hotels, Restaurants & Leisure	311,834	1.1%
Household Durables	147,318	0.5%
Household Products	23,619	0.1%
Independent Power & Renewable Electricity Producers	98,155	0.4%
Industrial Conglomerates	7,400	NM
Insurance	250,029	0.9%
Internet & Direct Marketing Retail	72,156	0.3%
Internet Software & Services	342,121	1.2%
IT Services	294,865	1.1%
Leisure Products	30,157	0.1%
Life Sciences Tools & Services	101,149	0.4%
Machinery	417,298	1.5%
Marine	22,276	0.1%
Media	231,916	0.8%
Metals & Mining	169,470	0.6%
Mortgage Real Estate Investment Trusts	178,422	0.6%
Multiline Retail	24,821	0.1%
Multi-Utilities	72,284	0.3%
Oil, Gas & Consumable Fuels	314,081	1.1%
Paper & Forest Products	63,915	0.2%
Personal Products	25,309	0.1%
Pharmaceuticals	245,965	0.9%
Professional Services	160,324	0.6%
Real Estate Management & Development	55,227	0.2%
Road & Rail	83,030	0.3%
Semiconductors & Semiconductor Equipment	555,143	2.0%
Software	617,558	2.2%
Specialty Retail	316,529	1.1%
Technology Hardware, Storage & Peripherals	96,040	0.3%
Textiles, Apparel & Luxury Goods	95,678	0.3%
Thrifts & Mortgage Finance	299,006	1.1%
Tobacco	27,113	0.1%
Trading Companies & Distributors	139,479	0.5%
Water Utilities	26,627	0.1%
Wireless Telecommunication Services	25,155	0.1%
Other**	15,133,885	54.1%
Total	$27,979,680	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (43.2%)
Activision Blizzard, Inc. (Software)	4,832	$208,597
Adobe Systems, Inc.* (Software)	3,264	350,913
Akamai Technologies, Inc.* (Internet Software & Services)	1,152	80,029
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	192,096
Alphabet, Inc.* - Class A (Internet Software & Services)	1,920	1,555,008
Alphabet, Inc.* - Class C (Internet Software & Services)	2,240	1,757,370
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,104	2,451,600
American Airlines Group, Inc. (Airlines)	3,456	140,314
Amgen, Inc. (Biotechnology)	4,896	691,120
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,016	129,226
Apple, Inc. (Technology Hardware, Storage & Peripherals)	35,136	3,989,341
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,040	204,723
Autodesk, Inc.* (Software)	1,440	104,083
Automatic Data Processing, Inc. (IT Services)	2,976	259,091
Baidu, Inc.*ADR (Internet Software & Services)	1,792	316,933
Bed Bath & Beyond, Inc. (Specialty Retail)	992	40,097
Biogen, Inc.* (Biotechnology)	1,440	403,459
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,120	90,182
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	2,592	441,366
CA, Inc. (Software)	2,720	83,613
Celgene Corp.* (Biotechnology)	5,056	516,622
Cerner Corp.* (Health Care Technology)	2,208	129,345
Charter Communications, Inc.* - Class A (Media)	1,760	439,806
Check Point Software Technologies, Ltd.* (Software)	1,120	94,707
Cisco Systems, Inc. (Communications Equipment)	32,800	1,006,304
Citrix Systems, Inc.* (Software)	1,024	86,835
Cognizant Technology Solutions Corp.* (IT Services)	3,968	203,757
Comcast Corp. - Class A (Media)	15,680	969,339
Costco Wholesale Corp. (Food & Staples Retailing)	2,848	421,134
CSX Corp. (Road & Rail)	6,176	188,430
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,432	107,373
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,504	86,585
Discovery Communications, Inc.* - Class A (Media)	992	25,901
Discovery Communications, Inc.* - Class C (Media)	1,568	39,372
Dish Network Corp.* - Class A (Media)	1,472	86,200
Dollar Tree, Inc.* (Multiline Retail)	1,536	116,045
eBay, Inc.* (Internet Software & Services)	7,360	209,834
Electronic Arts, Inc.* (Software)	1,952	153,271
Expedia, Inc. (Internet & Direct Marketing Retail)	896	115,790
Express Scripts Holding Co.* (Health Care Providers & Services)	4,096	276,070
Facebook, Inc.* - Class A (Internet Software & Services)	15,136	1,982,665
Fastenal Co. (Trading Companies & Distributors)	1,888	73,594
Fiserv, Inc.* (IT Services)	1,440	141,811
Gilead Sciences, Inc. (Biotechnology)	8,608	633,807
Henry Schein, Inc.* (Health Care Providers & Services)	544	81,165
Illumina, Inc.* (Life Sciences Tools & Services)	960	130,694
Incyte Corp.* (Biotechnology)	1,216	105,756
Intel Corp. (Semiconductors & Semiconductor Equipment)	30,848	1,075,670
Intuit, Inc. (Software)	1,664	180,943
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	256	172,053
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,984	155,285
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,056	102,284
Liberty Global PLC* - Class A (Media)	1,728	56,333
Liberty Global PLC* - Class C (Media)	4,192	133,306
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	2,912	53,843
Liberty Ventures* (Internet & Direct Marketing Retail)	896	35,750
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,528	173,674
Mattel, Inc. (Leisure Products)	2,208	69,618
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,856	73,553
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,408	85,254
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,784	116,413
Microsoft Corp. (Software)	50,816	3,044,896
Mondelez International, Inc. - Class A (Food Products)	10,144	455,871
Monster Beverage Corp.* (Beverages)	1,248	180,136
Mylan N.V.* (Pharmaceuticals)	3,488	127,312
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,824	61,907
Netease.com, Inc.ADR (Internet Software & Services)	512	131,579
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,784	347,638
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,472	57,217
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,488	248,206
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	2,208	220,800
O’Reilly Automotive, Inc.* (Specialty Retail)	608	160,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PACCAR, Inc. (Machinery)	2,272	$124,778
Paychex, Inc. (IT Services)	2,336	128,947
PayPal Holdings, Inc.* (IT Services)	7,872	327,947
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,600	659,712
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	672	231,853
Ross Stores, Inc. (Specialty Retail)	2,592	162,104
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	800	90,624
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,952	66,973
Shire Pharmaceuticals Group PLCADR (Biotechnology)	576	97,137
Sirius XM Holdings, Inc.* (Media)	31,808	132,639
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,216	93,559
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,568	507,773
Stericycle, Inc.* (Commercial Services & Supplies)	544	43,569
Symantec Corp. (Software)	4,000	100,120
Tesla Motors, Inc.* (Automobiles)	960	189,821
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,528	462,509
The Kraft Heinz Co. (Food Products)	7,936	705,907
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	320	471,754
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,376	267,349
Tractor Supply Co. (Specialty Retail)	864	54,112
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	864	55,711
Twenty-First Century Fox, Inc. - Class A (Media)	6,944	182,419
Twenty-First Century Fox, Inc. - Class B (Media)	5,216	137,650
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	416	101,229
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	88,726
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,600	121,376
Viacom, Inc. - Class B (Media)	2,272	85,336
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,624	73,052
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,072	585,067
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,856	108,465
Whole Foods Market, Inc. (Food & Staples Retailing)	2,080	58,843
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,664	84,648
Yahoo!, Inc.* (Internet Software & Services)	6,208	257,942
TOTAL COMMON STOCKS (Cost $19,383,733)		36,291,345

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $40,077,296	$40,077,000	$40,077,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,077,000)		40,077,000

TOTAL INVESTMENT SECURITIES (Cost $59,460,733) - 90.9%		76,368,345
Net other assets (liabilities) - 9.1%		7,604,589

NET ASSETS - 100.0%		$83,972,934

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $4,175,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	169	12/19/16	$16,213,860	$(52,161)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/16	0.96%	$10,200,410	$(30,854)
NASDAQ-100 Index	UBS AG	11/28/16	0.76%	21,338,277	(157,528)
				$31,538,687	$(188,382)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Airlines	$140,314	0.2%
Automobiles	189,821	0.2%
Beverages	180,136	0.2%
Biotechnology	3,083,408	3.7%
Commercial Services & Supplies	43,569	0.1%
Communications Equipment	1,006,304	1.2%
Diversified Telecommunication Services	90,624	0.1%
Food & Staples Retailing	1,065,044	1.3%
Food Products	1,161,779	1.4%
Health Care Equipment & Supplies	258,638	0.3%
Health Care Providers & Services	357,235	0.4%
Health Care Technology	129,345	0.2%
Hotels, Restaurants & Leisure	738,664	0.9%
Internet & Direct Marketing Retail	3,794,745	4.5%
Internet Software & Services	6,291,359	7.5%
IT Services	1,061,553	1.3%
Leisure Products	69,618	0.1%
Life Sciences Tools & Services	130,694	0.2%
Machinery	124,778	0.1%
Media	2,288,301	2.7%
Multiline Retail	116,045	0.1%
Pharmaceuticals	127,312	0.2%
Professional Services	88,726	0.1%
Road & Rail	188,430	0.2%
Semiconductors & Semiconductor Equipment	3,997,923	4.8%
Software	4,407,977	5.1%
Specialty Retail	518,322	0.6%
Technology Hardware, Storage & Peripherals	4,226,686	5.0%
Trading Companies & Distributors	73,594	0.1%
Wireless Telecommunication Services	340,401	0.4%
Other**	47,681,589	56.8%
Total	$83,972,934	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	560	$92,568
Abbott Laboratories (Health Care Equipment & Supplies)	1,840	72,202
AbbVie, Inc. (Biotechnology)	1,600	89,248
Adient PLC* (Auto Components)	1	27
Affiliated Managers Group, Inc.* (Capital Markets)	80	10,613
Aflac, Inc. (Insurance)	880	60,606
Agilent Technologies, Inc. (Life Sciences Tools & Services)	480	20,914
Air Products & Chemicals, Inc. (Chemicals)	240	32,021
Albemarle Corp. (Chemicals)	240	20,052
Alliant Energy Corp. (Electric Utilities)	480	18,264
Aloca, Inc. (Aerospace & Defense)	960	27,571
Ameren Corp. (Multi-Utilities)	560	27,972
American Airlines Group, Inc. (Airlines)	1,120	45,472
American Electric Power Co., Inc. (Electric Utilities)	1,040	67,434
American Express Co. (Consumer Finance)	1,680	111,586
American International Group, Inc. (Insurance)	2,160	133,273
American Water Works Co., Inc. (Water Utilities)	160	11,846
Ameriprise Financial, Inc. (Capital Markets)	160	14,142
Amgen, Inc. (Biotechnology)	480	67,757
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	640	38,042
Anthem, Inc. (Health Care Providers & Services)	560	68,242
Aon PLC (Insurance)	240	26,599
Apache Corp. (Oil, Gas & Consumable Fuels)	480	28,550
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	160	7,051
Archer-Daniels-Midland Co. (Food Products)	1,280	55,770
Arthur J. Gallagher & Co. (Insurance)	160	7,717
Assurant, Inc. (Insurance)	80	6,442
AT&T, Inc. (Diversified Telecommunication Services)	13,280	488,571
Autodesk, Inc.* (Software)	160	11,565
Automatic Data Processing, Inc. (IT Services)	400	34,824
AutoNation, Inc.* (Specialty Retail)	160	7,019
Baker Hughes, Inc. (Energy Equipment & Services)	960	53,184
Ball Corp. (Containers & Packaging)	160	12,331
Bank of America Corp. (Banks)	22,000	363,000
Baxter International, Inc. (Health Care Equipment & Supplies)	1,040	49,494
BB&T Corp. (Banks)	1,760	68,992
Bed Bath & Beyond, Inc. (Specialty Retail)	320	12,934
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,080	588,744
Best Buy Co., Inc. (Specialty Retail)	560	21,790
BlackRock, Inc. (Capital Markets)	80	27,299
BorgWarner, Inc. (Auto Components)	400	14,336
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	80	9,638
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,440	73,310
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	160	10,899
CA, Inc. (Software)	640	19,674
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	560	11,693
Capital One Financial Corp. (Consumer Finance)	1,120	82,925
Cardinal Health, Inc. (Health Care Providers & Services)	720	49,457
CarMax, Inc.* (Specialty Retail)	160	7,990
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	960	47,136
Caterpillar, Inc. (Machinery)	1,280	106,830
CBS Corp. - Class B (Media)	400	22,648
CenterPoint Energy, Inc. (Multi-Utilities)	960	21,888
CenturyLink, Inc. (Diversified Telecommunication Services)	1,200	31,896
CF Industries Holdings, Inc. (Chemicals)	480	11,525
Charter Communications, Inc.* - Class A (Media)	80	19,991
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,440	7,934
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,080	427,381
Chubb, Ltd. (Insurance)	1,040	132,080
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	80	10,330
Cincinnati Financial Corp. (Insurance)	160	11,325
Cisco Systems, Inc. (Communications Equipment)	6,400	196,351
Citigroup, Inc. (Banks)	6,240	306,696
Citizens Financial Group, Inc. (Banks)	880	23,179
CME Group, Inc. (Capital Markets)	320	32,032
CMS Energy Corp. (Multi-Utilities)	640	26,976
Coach, Inc. (Textiles, Apparel & Luxury Goods)	640	22,969
Colgate-Palmolive Co. (Household Products)	880	62,797
Comcast Corp. - Class A (Media)	1,920	118,694
Comerica, Inc. (Banks)	400	20,836
ConAgra Foods, Inc. (Food Products)	400	19,272
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	80	10,155
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,640	114,709
Consolidated Edison, Inc. (Multi-Utilities)	640	48,352
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,240	50,870
Costco Wholesale Corp. (Food & Staples Retailing)	560	82,807
CSRA, Inc. (IT Services)	160	4,014
CSX Corp. (Road & Rail)	2,080	63,461
Cummins, Inc. (Machinery)	320	40,902
CVS Health Corp. (Food & Staples Retailing)	1,280	107,648

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Danaher Corp. (Health Care Equipment & Supplies)	480	$37,704
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	240	15,550
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	80	4,690
Deere & Co. (Machinery)	640	56,512
Delta Air Lines, Inc. (Airlines)	1,600	66,832
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	240	13,817
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	560	21,218
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	80	7,474
Discover Financial Services (Consumer Finance)	880	49,570
Dollar General Corp. (Multiline Retail)	240	16,582
Dominion Resources, Inc. (Multi-Utilities)	800	60,160
Dover Corp. (Machinery)	320	21,405
DTE Energy Co. (Multi-Utilities)	400	38,404
Duke Energy Corp. (Electric Utilities)	1,520	121,630
E.I. du Pont de Nemours & Co. (Chemicals)	1,040	71,542
Eastman Chemical Co. (Chemicals)	320	23,011
Eaton Corp. PLC (Electrical Equipment)	960	61,219
Edison International (Electric Utilities)	720	52,906
Eli Lilly & Co. (Pharmaceuticals)	800	59,072
Emerson Electric Co. (Electrical Equipment)	1,360	68,925
Endo International PLC* (Pharmaceuticals)	320	6,000
Entergy Corp. (Electric Utilities)	400	29,472
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	560	50,635
EQT Corp. (Oil, Gas & Consumable Fuels)	400	26,400
Eversource Energy (Electric Utilities)	720	39,643
Exelon Corp. (Electric Utilities)	2,000	68,140
Expeditors International of Washington, Inc. (Air Freight & Logistics)	160	8,235
Express Scripts Holding Co.* (Health Care Providers & Services)	1,360	91,663
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,960	746,548
F5 Networks, Inc.* (Communications Equipment)	80	11,057
Fastenal Co. (Trading Companies & Distributors)	240	9,355
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	80	11,618
FedEx Corp. (Air Freight & Logistics)	560	97,620
Fidelity National Information Services, Inc. (IT Services)	320	23,654
Fifth Third Bancorp (Banks)	1,680	36,557
First Horizon National Corp. (Banks)	1	13
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	160	6,478
FirstEnergy Corp. (Electric Utilities)	880	30,175
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	160	5,267
Flowserve Corp. (Machinery)	320	13,552
Fluor Corp. (Construction & Engineering)	320	16,637
FMC Corp. (Chemicals)	320	15,005
FMC Technologies, Inc.* (Energy Equipment & Services)	480	15,490
Foot Locker, Inc. (Specialty Retail)	80	5,342
Ford Motor Co. (Automobiles)	8,400	98,616
Fortive Corp. (Machinery)	240	12,252
Franklin Resources, Inc. (Capital Markets)	720	24,235
Freeport-McMoRan, Inc.* (Metals & Mining)	2,640	29,515
Frontier Communications Corp. (Diversified Telecommunication Services)	2,560	10,291
Garmin, Ltd. (Household Durables)	240	11,606
General Dynamics Corp. (Aerospace & Defense)	320	48,237
General Electric Co. (Industrial Conglomerates)	8,720	253,753
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	480	11,976
General Mills, Inc. (Food Products)	480	29,750
General Motors Co. (Automobiles)	3,040	96,064
Genuine Parts Co. (Distributors)	320	28,989
H & R Block, Inc. (Diversified Consumer Services)	160	3,675
Halliburton Co. (Energy Equipment & Services)	1,840	84,640
Harley-Davidson, Inc. (Automobiles)	400	22,808
Harman International Industries, Inc. (Household Durables)	80	6,377
Harris Corp. (Communications Equipment)	80	7,137
Hartford Financial Services Group, Inc. (Insurance)	800	35,288
HCA Holdings, Inc.* (Health Care Providers & Services)	400	30,612
HCP, Inc. (Equity Real Estate Investment Trusts)	1,040	35,620
Helmerich & Payne, Inc. (Energy Equipment & Services)	240	15,146
Henry Schein, Inc.* (Health Care Providers & Services)	80	11,936
Hess Corp. (Oil, Gas & Consumable Fuels)	560	26,863
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,600	35,952
Honeywell International, Inc. (Industrial Conglomerates)	800	87,744
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	800	12,384
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,680	53,323
Humana, Inc. (Health Care Providers & Services)	160	27,445
Huntington Bancshares, Inc. (Banks)	1,200	12,720
Illinois Tool Works, Inc. (Machinery)	320	36,342
Ingersoll-Rand PLC (Machinery)	560	37,682
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,000	209,220
International Business Machines Corp. (IT Services)	1,120	172,133
International Paper Co. (Containers & Packaging)	880	39,627

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	80	$53,766
Invesco, Ltd. (Capital Markets)	880	24,719
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	320	10,794
J.B. Hunt Transport Services, Inc. (Road & Rail)	80	6,529
Jacobs Engineering Group, Inc.* (Construction & Engineering)	240	12,379
Johnson & Johnson (Pharmaceuticals)	3,040	352,611
Johnson Controls International PLC* (Building Products)	1,120	45,158
JPMorgan Chase & Co. (Banks)	7,840	542,999
Kansas City Southern Industries, Inc. (Road & Rail)	240	21,062
Kellogg Co. (Food Products)	240	18,031
KeyCorp (Banks)	2,320	32,758
Kimberly-Clark Corp. (Household Products)	320	36,611
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,160	84,989
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	160	12,018
Kohl’s Corp. (Multiline Retail)	400	17,500
L-3 Communications Holdings, Inc. (Aerospace & Defense)	160	21,910
Legg Mason, Inc. (Capital Markets)	160	4,595
Leggett & Platt, Inc. (Household Durables)	80	3,670
Leucadia National Corp. (Diversified Financial Services)	720	13,442
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	400	22,460
Lincoln National Corp. (Insurance)	480	23,563
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	240	14,414
Lockheed Martin Corp. (Aerospace & Defense)	240	59,131
Loews Corp. (Insurance)	560	24,097
LyondellBasell Industries N.V. - Class A (Chemicals)	320	25,456
M&T Bank Corp. (Banks)	320	39,274
Macy’s, Inc. (Multiline Retail)	640	23,354
Mallinckrodt PLC* (Pharmaceuticals)	240	14,222
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,840	24,251
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,120	48,821
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	241	16,532
Marsh & McLennan Cos., Inc. (Insurance)	560	35,498
Mattel, Inc. (Leisure Products)	720	22,702
McCormick & Co., Inc. (Food Products)	80	7,670
McDonald’s Corp. (Hotels, Restaurants & Leisure)	640	72,044
McKesson Corp. (Health Care Providers & Services)	480	61,042
Mead Johnson Nutrition Co. - Class A (Food Products)	160	11,963
Medtronic PLC (Health Care Equipment & Supplies)	1,280	104,985
Merck & Co., Inc. (Pharmaceuticals)	6,000	352,321
MetLife, Inc. (Insurance)	2,400	112,704
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	160	8,125
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,200	20,592
Molson Coors Brewing Co. - Class B (Beverages)	160	16,610
Monsanto Co. (Chemicals)	480	48,370
Morgan Stanley (Capital Markets)	1,680	56,398
Motorola Solutions, Inc. (Communications Equipment)	160	11,613
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	320	8,278
Mylan N.V.* (Pharmaceuticals)	480	17,520
National Oilwell Varco, Inc. (Energy Equipment & Services)	800	25,680
Navient Corp. (Consumer Finance)	720	9,202
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	640	21,722
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	160	6,494
Newmont Mining Corp. (Metals & Mining)	1,120	41,485
News Corp. - Class A (Media)	800	9,696
News Corp. - Class B (Media)	240	2,976
NextEra Energy, Inc. (Electric Utilities)	1,040	133,120
Nielsen Holdings PLC (Professional Services)	240	10,805
NiSource, Inc. (Multi-Utilities)	720	16,747
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	960	33,091
Nordstrom, Inc. (Multiline Retail)	240	12,480
Norfolk Southern Corp. (Road & Rail)	640	59,520
Northern Trust Corp. (Capital Markets)	160	11,587
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	720	7,654
Nucor Corp. (Metals & Mining)	720	35,172
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	960	69,994
Omnicom Group, Inc. (Media)	240	19,157
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	480	23,246
Oracle Corp. (Software)	3,280	126,017
Owens-Illinois, Inc.* (Containers & Packaging)	320	6,176
PACCAR, Inc. (Machinery)	720	39,542
Parker-Hannifin Corp. (Machinery)	320	39,280
Patterson Cos., Inc. (Health Care Providers & Services)	80	3,417
Pentair PLC (Machinery)	160	8,821
People’s United Financial, Inc. (Banks)	640	10,394
PepsiCo, Inc. (Beverages)	1,360	145,792
Perrigo Co. PLC (Pharmaceuticals)	160	13,310
Pfizer, Inc. (Pharmaceuticals)	6,320	200,407
PG&E Corp. (Electric Utilities)	1,040	64,605
Philip Morris International, Inc. (Tobacco)	1,520	146,589
Phillips 66 (Oil, Gas & Consumable Fuels)	960	77,904

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric Utilities)	240	$18,271
Pitney Bowes, Inc. (Commercial Services & Supplies)	400	7,136
PNC Financial Services Group, Inc. (Banks)	1,040	99,424
PPG Industries, Inc. (Chemicals)	240	22,351
PPL Corp. (Electric Utilities)	1,440	49,450
Praxair, Inc. (Chemicals)	320	37,459
Principal Financial Group, Inc. (Insurance)	560	30,576
Prudential Financial, Inc. (Insurance)	960	81,398
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,120	47,130
PulteGroup, Inc. (Household Durables)	640	11,904
PVH Corp. (Textiles, Apparel & Luxury Goods)	160	17,117
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,200	219,904
Quanta Services, Inc.* (Construction & Engineering)	320	9,200
Quest Diagnostics, Inc. (Health Care Providers & Services)	320	26,061
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	160	15,696
Range Resources Corp. (Oil, Gas & Consumable Fuels)	400	13,516
Raytheon Co. (Aerospace & Defense)	320	43,715
Realty Income Corp. (Equity Real Estate Investment Trusts)	160	9,478
Regions Financial Corp. (Banks)	2,720	29,131
Republic Services, Inc. - Class A (Commercial Services & Supplies)	240	12,631
Robert Half International, Inc. (Professional Services)	160	5,987
Rockwell Automation, Inc. (Electrical Equipment)	160	19,155
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	80	6,150
Ryder System, Inc. (Road & Rail)	80	5,551
SCANA Corp. (Multi-Utilities)	320	23,475
Schlumberger, Ltd. (Energy Equipment & Services)	3,040	237,819
Scripps Networks Interactive, Inc. - Class A (Media)	80	5,149
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	640	21,958
Sealed Air Corp. (Containers & Packaging)	160	7,301
Sempra Energy (Multi-Utilities)	560	59,976
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	240	44,631
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	160	15,715
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,040	10,806
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,520	63,551
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	320	24,909
Staples, Inc. (Specialty Retail)	1,440	10,656
State Street Corp. (Capital Markets)	800	56,168
Stryker Corp. (Health Care Equipment & Supplies)	240	27,684
SunTrust Banks, Inc. (Banks)	1,120	50,658
Symantec Corp. (Software)	1,360	34,041
Synchrony Financial (Consumer Finance)	960	27,446
Sysco Corp. (Food & Staples Retailing)	1,120	53,894
T. Rowe Price Group, Inc. (Capital Markets)	160	10,242
Target Corp. (Multiline Retail)	1,280	87,974
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	480	30,178
TEGNA, Inc. (Media)	240	4,709
Teradata Corp.* (IT Services)	160	4,314
Tesoro Corp. (Oil, Gas & Consumable Fuels)	160	13,595
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	800	56,680
Textron, Inc. (Aerospace & Defense)	560	22,445
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,440	16,948
The Allstate Corp. (Insurance)	800	54,320
The Bank of New York Mellon Corp. (Capital Markets)	2,320	100,386
The Coca-Cola Co. (Beverages)	4,000	169,600
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	80	14,083
The Dow Chemical Co. (Chemicals)	2,400	129,143
The Dun & Bradstreet Corp. (Professional Services)	80	9,988
The Gap, Inc. (Specialty Retail)	480	13,243
The Goldman Sachs Group, Inc. (Capital Markets)	800	142,592
The Goodyear Tire & Rubber Co. (Auto Components)	320	9,290
The Hershey Co. (Food Products)	160	16,394
The Interpublic Group of Cos., Inc. (Media)	320	7,165
The JM Smucker Co. - Class A (Food Products)	80	10,505
The Kraft Heinz Co. (Food Products)	1,280	113,855
The Kroger Co. (Food & Staples Retailing)	1,120	34,698
The Macerich Co. (Equity Real Estate Investment Trusts)	160	11,325
The Mosaic Co. (Chemicals)	720	16,942
The NASDAQ OMX Group, Inc. (Capital Markets)	80	5,118
The Procter & Gamble Co. (Household Products)	5,760	499,967
The Progressive Corp. (Insurance)	640	20,166
The Southern Co. (Electric Utilities)	2,080	107,266
The Travelers Cos., Inc. (Insurance)	640	69,235
The Western Union Co. (IT Services)	480	9,634
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	960	28,032
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	320	47,049
Tiffany & Co. (Specialty Retail)	240	17,621
Time Warner, Inc. (Media)	1,680	149,503
Torchmark Corp. (Insurance)	80	5,073

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd.* (Energy Equipment & Services)	720	$6,919
Twenty-First Century Fox, Inc. - Class A (Media)	1,040	27,321
Twenty-First Century Fox, Inc. - Class B (Media)	480	12,667
Tyson Foods, Inc. - Class A (Food Products)	640	45,344
U.S. Bancorp (Banks)	3,440	153,974
Union Pacific Corp. (Road & Rail)	1,040	91,707
United Continental Holdings, Inc.* (Airlines)	640	35,987
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	720	77,587
United Rentals, Inc.* (Trading Companies & Distributors)	80	6,053
United Technologies Corp. (Aerospace & Defense)	1,680	171,697
UnitedHealth Group, Inc. (Health Care Providers & Services)	880	124,369
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	80	9,657
Unum Group (Insurance)	480	16,992
Urban Outfitters, Inc.* (Specialty Retail)	160	5,352
V.F. Corp. (Textiles, Apparel & Luxury Goods)	320	17,347
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	960	56,870
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	80	7,258
Ventas, Inc. (Equity Real Estate Investment Trusts)	400	27,100
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,280	253,968
Vertex Pharmaceuticals, Inc.* (Biotechnology)	240	18,206
Viacom, Inc. - Class B (Media)	720	27,043
Vornado Realty Trust (Equity Real Estate Investment Trusts)	160	14,845
W.W. Grainger, Inc. (Trading Companies & Distributors)	80	16,650
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	800	66,184
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,280	229,666
Waste Management, Inc. (Commercial Services & Supplies)	400	26,264
WEC Energy Group, Inc. (Multi-Utilities)	720	42,998
Wells Fargo & Co. (Banks)	9,840	452,738
Welltower, Inc. (Equity Real Estate Investment Trusts)	320	21,930
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	640	37,402
WestRock Co. (Containers & Packaging)	560	25,866
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	800	23,944
Whirlpool Corp. (Household Durables)	160	23,972
Whole Foods Market, Inc. (Food & Staples Retailing)	720	20,369
Willis Towers Watson PLC (Insurance)	80	10,072
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	80	7,564
Xcel Energy, Inc. (Electric Utilities)	1,120	46,536
Xerox Corp. (IT Services)	1,840	17,977
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	240	12,209
Xylem, Inc. (Machinery)	240	11,599
Yahoo!, Inc.* (Internet Software & Services)	1,920	79,776
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	400	34,512
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	240	25,296
Zions Bancorp (Banks)	480	15,461
Zoetis, Inc. (Pharmaceuticals)	400	19,120
TOTAL COMMON STOCKS (Cost $16,559,625)		19,479,578

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $86,001	$86,000	$86,000
TOTAL REPURCHASE AGREEMENTS (Cost $86,000)		86,000

TOTAL INVESTMENT SECURITIES (Cost $16,645,625) - 100.2%		19,565,578
Net other assets (liabilities) - (0.2)%		(37,347)

NET ASSETS - 100.0%		$19,528,231

*                           Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$394,706	2.0%
Air Freight & Logistics	194,341	1.0%
Airlines	148,291	0.8%
Auto Components	23,653	0.1%
Automobiles	217,488	1.1%
Banks	2,258,804	11.7%
Beverages	332,002	1.7%
Biotechnology	175,211	0.9%
Building Products	45,158	0.2%
Capital Markets	520,126	2.7%
Chemicals	452,877	2.3%
Commercial Services & Supplies	46,031	0.2%
Communications Equipment	226,158	1.2%
Construction & Engineering	38,216	0.2%
Consumer Finance	280,729	1.4%
Containers & Packaging	91,301	0.5%
Distributors	28,989	0.1%
Diversified Consumer Services	3,675	NM
Diversified Financial Services	602,186	3.1%
Diversified Telecommunication Services	807,186	4.1%
Electric Utilities	846,911	4.3%
Electrical Equipment	149,299	0.8%
Electronic Equipment, Instruments & Components	86,315	0.4%
Energy Equipment & Services	438,878	2.2%
Equity Real Estate Investment Trusts	275,523	1.4%
Food & Staples Retailing	595,266	3.0%
Food Products	328,554	1.7%
Health Care Equipment & Supplies	431,198	2.2%
Health Care Providers & Services	508,591	2.6%
Hotels, Restaurants & Leisure	199,488	1.0%
Household Durables	57,529	0.3%
Household Products	599,376	3.1%
Independent Power & Renewable Electricity Producers	24,602	0.1%
Industrial Conglomerates	434,064	2.2%
Insurance	897,024	4.6%
Internet Software & Services	79,776	0.4%
IT Services	266,550	1.4%
Leisure Products	22,702	0.1%
Life Sciences Tools & Services	67,963	0.3%
Machinery	424,719	2.2%
Media	426,719	2.2%
Metals & Mining	106,172	0.5%
Multiline Retail	157,890	0.8%
Multi-Utilities	414,078	2.1%
Oil, Gas & Consumable Fuels	2,083,897	10.8%
Pharmaceuticals	1,107,893	5.7%
Professional Services	26,780	0.1%
Road & Rail	247,830	1.3%
Semiconductors & Semiconductor Equipment	551,515	2.8%
Software	191,297	1.0%
Specialty Retail	101,947	0.5%
Technology Hardware, Storage & Peripherals	170,357	0.9%
Textiles, Apparel & Luxury Goods	81,254	0.4%
Tobacco	146,589	0.8%
Trading Companies & Distributors	32,058	0.2%
Water Utilities	11,846	0.1%
Other**	48,653	0.2%
Total	$19,528,231	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (100.5%)
3M Co. (Industrial Conglomerates)	408	$67,442
Abbott Laboratories (Health Care Equipment & Supplies)	714	28,017
AbbVie, Inc. (Biotechnology)	1,054	58,792
Accenture PLC - Class A (IT Services)	714	82,995
Activision Blizzard, Inc. (Software)	816	35,227
Acuity Brands, Inc. (Electrical Equipment)	68	15,203
Adobe Systems, Inc.* (Software)	578	62,141
Advance Auto Parts, Inc. (Specialty Retail)	102	14,288
Aetna, Inc. (Health Care Providers & Services)	408	43,799
Affiliated Managers Group, Inc.* (Capital Markets)	34	4,510
Agilent Technologies, Inc. (Life Sciences Tools & Services)	136	5,926
Air Products & Chemicals, Inc. (Chemicals)	136	18,145
Akamai Technologies, Inc.* (Internet Software & Services)	204	14,172
Alaska Air Group, Inc. (Airlines)	136	9,822
Alexion Pharmaceuticals, Inc.* (Biotechnology)	272	35,496
Allegion PLC (Building Products)	102	6,512
Allergan PLC* (Pharmaceuticals)	476	99,455
Alliance Data Systems Corp.* (IT Services)	68	13,904
Alphabet, Inc.* - Class A (Internet Software & Services)	340	275,366
Alphabet, Inc.* - Class C (Internet Software & Services)	340	266,744
Altria Group, Inc. (Tobacco)	2,278	150,621
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	476	375,954
American Tower Corp. (Equity Real Estate Investment Trusts)	510	59,768
American Water Works Co., Inc. (Water Utilities)	102	7,552
Ameriprise Financial, Inc. (Capital Markets)	102	9,016
AmerisourceBergen Corp. (Health Care Providers & Services)	204	14,345
AMETEK, Inc. (Electrical Equipment)	272	11,995
Amgen, Inc. (Biotechnology)	612	86,390
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	374	24,657
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	272	16,168
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	374	23,973
Aon PLC (Insurance)	204	22,609
Apache Corp. (Oil, Gas & Consumable Fuels)	170	10,112
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	102	4,495
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,324	718,027
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,258	36,583
Arthur J. Gallagher & Co. (Insurance)	102	4,919
Assurant, Inc. (Insurance)	34	2,738
Autodesk, Inc.* (Software)	136	9,830
Automatic Data Processing, Inc. (IT Services)	306	26,640
AutoZone, Inc.* (Specialty Retail)	34	25,233
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	170	29,101
Avery Dennison Corp. (Containers & Packaging)	102	7,119
Ball Corp. (Containers & Packaging)	102	7,860
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	102	22,101
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	238	39,963
Biogen, Inc.* (Biotechnology)	272	76,209
BlackRock, Inc. (Capital Markets)	102	34,806
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	102	12,289
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,598	35,156
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,190	60,583
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	476	81,054
Brown-Forman Corp. - Class B (Beverages)	204	9,419
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	68	4,632
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	238	4,969
Campbell Soup Co. (Food Products)	238	12,933
CarMax, Inc.* (Specialty Retail)	136	6,792
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	340	8,758
CBS Corp. - Class B (Media)	272	15,401
Celgene Corp.* (Biotechnology)	918	93,801
Centene Corp.* (Health Care Providers & Services)	204	12,746
Cerner Corp.* (Health Care Technology)	340	19,917
Charter Communications, Inc.* - Class A (Media)	204	50,978
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	12,266
Church & Dwight Co., Inc. (Household Products)	306	14,768
Cigna Corp. (Health Care Providers & Services)	306	36,362
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	68	8,781
Cincinnati Financial Corp. (Insurance)	102	7,220
Cintas Corp. (Commercial Services & Supplies)	102	10,880
Cisco Systems, Inc. (Communications Equipment)	2,414	74,063
Citizens Financial Group, Inc. (Banks)	136	3,582
Citrix Systems, Inc.* (Software)	170	14,416
CME Group, Inc. (Capital Markets)	204	20,420
Cognizant Technology Solutions Corp.* (IT Services)	714	36,664
Colgate-Palmolive Co. (Household Products)	578	41,245
Comcast Corp. - Class A (Media)	1,768	109,298
ConAgra Foods, Inc. (Food Products)	272	13,105

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	102	$12,948
Constellation Brands, Inc. - Class A (Beverages)	204	34,092
Costco Wholesale Corp. (Food & Staples Retailing)	238	35,193
Coty, Inc. (Personal Products)	544	12,507
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	408	37,124
CSRA, Inc. (IT Services)	68	1,706
CVS Health Corp. (Food & Staples Retailing)	578	48,610
D.R. Horton, Inc. (Household Durables)	408	11,763
Danaher Corp. (Health Care Equipment & Supplies)	476	37,390
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	136	7,972
Delphi Automotive PLC (Auto Components)	306	19,912
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	136	7,830
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	306	11,594
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	102	9,530
Discovery Communications, Inc.* - Class A (Media)	170	4,439
Discovery Communications, Inc.* - Class C (Media)	272	6,830
Dollar General Corp. (Multiline Retail)	170	11,745
Dollar Tree, Inc.* (Multiline Retail)	272	20,550
Dominion Resources, Inc. (Multi-Utilities)	306	23,011
Dr. Pepper Snapple Group, Inc. (Beverages)	204	17,909
E*TRADE Financial Corp.* (Capital Markets)	306	8,617
E.I. du Pont de Nemours & Co. (Chemicals)	476	32,744
eBay, Inc.* (Internet Software & Services)	1,224	34,896
Ecolab, Inc. (Chemicals)	306	34,936
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	238	22,662
Electronic Arts, Inc.* (Software)	340	26,697
Eli Lilly & Co. (Pharmaceuticals)	714	52,722
Endo International PLC* (Pharmaceuticals)	68	1,275
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	340	30,743
Equifax, Inc. (Professional Services)	136	16,860
Equinix, Inc. (Equity Real Estate Investment Trusts)	68	24,295
Equity Residential (Equity Real Estate Investment Trusts)	442	27,294
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	68	14,558
Expedia, Inc. (Internet & Direct Marketing Retail)	136	17,575
Expeditors International of Washington, Inc. (Air Freight & Logistics)	136	7,000
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	136	9,948
F5 Networks, Inc.* (Communications Equipment)	68	9,398
Facebook, Inc.* - Class A (Internet Software & Services)	2,720	356,293
Fastenal Co. (Trading Companies & Distributors)	204	7,952
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	68	9,876
Fidelity National Information Services, Inc. (IT Services)	204	15,080
First Horizon National Corp. (Banks)	1	12
Fiserv, Inc.* (IT Services)	272	26,787
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	68	2,239
Foot Locker, Inc. (Specialty Retail)	102	6,811
Fortive Corp. (Machinery)	238	12,150
Fortune Brands Home & Security, Inc. (Building Products)	170	9,287
General Dynamics Corp. (Aerospace & Defense)	136	20,501
General Electric Co. (Industrial Conglomerates)	5,780	168,197
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	408	10,180
General Mills, Inc. (Food Products)	442	27,395
Gilead Sciences, Inc. (Biotechnology)	1,564	115,158
Global Payments, Inc. (IT Services)	170	12,328
H & R Block, Inc. (Diversified Consumer Services)	170	3,905
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	442	11,359
Harman International Industries, Inc. (Household Durables)	34	2,710
Harris Corp. (Communications Equipment)	68	6,066
Hasbro, Inc. (Leisure Products)	136	11,344
HCA Holdings, Inc.* (Health Care Providers & Services)	136	10,408
Henry Schein, Inc.* (Health Care Providers & Services)	68	10,146
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,088	24,447
Hologic, Inc.* (Health Care Equipment & Supplies)	340	12,243
Honeywell International, Inc. (Industrial Conglomerates)	476	52,208
Hormel Foods Corp. (Food Products)	306	11,781
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	408	6,316
Humana, Inc. (Health Care Providers & Services)	68	11,664
Huntington Bancshares, Inc. (Banks)	612	6,488
Illinois Tool Works, Inc. (Machinery)	204	23,167
Illumina, Inc.* (Life Sciences Tools & Services)	170	23,144
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,278	79,434
Intercontinental Exchange, Inc. (Capital Markets)	136	36,773
International Business Machines Corp. (IT Services)	408	62,706
International Flavors & Fragrances, Inc. (Chemicals)	102	13,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Intuit, Inc. (Software)	272	$29,577
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	34	22,851
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	102	3,440
J.B. Hunt Transport Services, Inc. (Road & Rail)	68	5,549
Johnson & Johnson (Pharmaceuticals)	1,564	181,409
Johnson Controls International PLC* (Building Products)	510	20,563
Juniper Networks, Inc. (Communications Equipment)	442	11,642
Kellogg Co. (Food Products)	170	12,772
Kimberly-Clark Corp. (Household Products)	238	27,230
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	476	12,666
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	102	7,661
L Brands, Inc. (Specialty Retail)	272	19,636
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	136	17,046
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	204	19,759
Leggett & Platt, Inc. (Household Durables)	102	4,680
Lennar Corp. - Class A (Household Durables)	204	8,505
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	136	7,636
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	170	10,210
LKQ Corp.* (Distributors)	374	12,073
Lockheed Martin Corp. (Aerospace & Defense)	170	41,885
Lowe’s Cos., Inc. (Specialty Retail)	1,020	67,982
LyondellBasell Industries N.V. - Class A (Chemicals)	204	16,228
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	239	16,399
Marsh & McLennan Cos., Inc. (Insurance)	306	19,397
Martin Marietta Materials, Inc. (Construction Materials)	68	12,606
Masco Corp. (Building Products)	374	11,549
MasterCard, Inc. - Class A (IT Services)	1,122	120,076
McCormick & Co., Inc. (Food Products)	102	9,779
McDonald’s Corp. (Hotels, Restaurants & Leisure)	646	72,720
Mead Johnson Nutrition Co. - Class A (Food Products)	102	7,627
Medtronic PLC (Health Care Equipment & Supplies)	918	75,294
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	34	13,739
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	136	6,906
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	238	14,411
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	578	9,918
Microsoft Corp. (Software)	9,146	548,027
Mohawk Industries, Inc.* (Household Durables)	68	12,532
Molson Coors Brewing Co. - Class B (Beverages)	102	10,589
Mondelez International, Inc. - Class A (Food Products)	1,836	82,509
Monsanto Co. (Chemicals)	272	27,409
Monster Beverage Corp.* (Beverages)	170	24,538
Moody’s Corp. (Capital Markets)	204	20,506
Morgan Stanley (Capital Markets)	816	27,393
Motorola Solutions, Inc. (Communications Equipment)	102	7,403
Mylan N.V.* (Pharmaceuticals)	272	9,928
Netflix, Inc.* (Internet & Direct Marketing Retail)	510	63,684
Newell Rubbermaid, Inc. (Household Durables)	578	27,755
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	136	5,520
Nielsen Holdings PLC (Professional Services)	272	12,245
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,564	78,483
Northern Trust Corp. (Capital Markets)	170	12,311
Northrop Grumman Corp. (Aerospace & Defense)	204	46,716
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	612	43,550
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	374	27,268
Omnicom Group, Inc. (Media)	136	10,856
Oracle Corp. (Software)	1,768	67,927
O’Reilly Automotive, Inc.* (Specialty Retail)	102	26,973
Patterson Cos., Inc. (Health Care Providers & Services)	68	2,904
Paychex, Inc. (IT Services)	374	20,645
PayPal Holdings, Inc.* (IT Services)	1,326	55,241
Pentair PLC (Machinery)	136	7,498
PepsiCo, Inc. (Beverages)	918	98,410
PerkinElmer, Inc. (Life Sciences Tools & Services)	136	6,921
Perrigo Co. PLC (Pharmaceuticals)	68	5,657
Pfizer, Inc. (Pharmaceuticals)	3,706	117,517
Philip Morris International, Inc. (Tobacco)	986	95,090
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	204	36,520
PPG Industries, Inc. (Chemicals)	204	18,999
Praxair, Inc. (Chemicals)	170	19,900
Prologis, Inc. (Equity Real Estate Investment Trusts)	612	31,922
Public Storage (Equity Real Estate Investment Trusts)	170	36,332
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	136	7,568
Raytheon Co. (Aerospace & Defense)	204	27,868
Realty Income Corp. (Equity Real Estate Investment Trusts)	204	12,085
Red Hat, Inc.* (Software)	204	15,800
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	102	35,192
Republic Services, Inc. - Class A (Commercial Services & Supplies)	136	7,158

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Reynolds American, Inc. (Tobacco)	986	$54,309
Robert Half International, Inc. (Professional Services)	102	3,817
Rockwell Automation, Inc. (Electrical Equipment)	68	8,141
Rockwell Collins, Inc. (Aerospace & Defense)	136	11,468
Roper Technologies, Inc. (Industrial Conglomerates)	102	17,678
Ross Stores, Inc. (Specialty Retail)	476	29,769
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	136	10,454
S&P Global, Inc. (Capital Markets)	306	37,286
Salesforce.com, Inc.* (Software)	748	56,220
Scripps Networks Interactive, Inc. - Class A (Media)	68	4,376
Sealed Air Corp. (Containers & Packaging)	136	6,206
Signet Jewelers, Ltd. (Specialty Retail)	102	8,289
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	238	44,258
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	204	15,696
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	34	3,339
Snap-on, Inc. (Machinery)	68	10,479
Southwest Airlines Co. (Airlines)	714	28,596
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	170	13,233
Stanley Black & Decker, Inc. (Machinery)	170	19,353
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,734	92,023
Stericycle, Inc.* (Commercial Services & Supplies)	102	8,169
Stryker Corp. (Health Care Equipment & Supplies)	238	27,453
Synchrony Financial (Consumer Finance)	374	10,693
T. Rowe Price Group, Inc. (Capital Markets)	204	13,058
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	170	10,688
TEGNA, Inc. (Media)	136	2,668
Teradata Corp.* (IT Services)	68	1,833
Tesoro Corp. (Oil, Gas & Consumable Fuels)	68	5,778
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	748	52,996
The Boeing Co. (Aerospace & Defense)	680	96,852
The Charles Schwab Corp. (Capital Markets)	1,428	45,269
The Clorox Co. (Household Products)	136	16,323
The Coca-Cola Co. (Beverages)	2,380	100,911
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	34	5,985
The Dun & Bradstreet Corp. (Professional Services)	34	4,245
The Estee Lauder Cos., Inc. - Class A (Personal Products)	272	23,699
The Goodyear Tire & Rubber Co. (Auto Components)	136	3,948
The Hershey Co. (Food Products)	102	10,451
The Home Depot, Inc. (Specialty Retail)	1,462	178,378
The Interpublic Group of Cos., Inc. (Media)	306	6,851
The JM Smucker Co. - Class A (Food Products)	68	8,929
The Kroger Co. (Food & Staples Retailing)	510	15,800
The Macerich Co. (Equity Real Estate Investment Trusts)	68	4,813
The NASDAQ OMX Group, Inc. (Capital Markets)	68	4,350
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	68	100,248
The Progressive Corp. (Insurance)	306	9,642
The Sherwin-Williams Co. (Chemicals)	102	24,976
The TJX Cos., Inc. (Specialty Retail)	782	57,673
The Walt Disney Co. (Media)	1,734	160,724
The Western Union Co. (IT Services)	306	6,141
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	306	8,935
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	306	44,991
Torchmark Corp. (Insurance)	68	4,312
Total System Services, Inc. (IT Services)	204	10,176
Tractor Supply Co. (Specialty Retail)	170	10,647
TransDigm Group, Inc. (Aerospace & Defense)	68	18,527
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	136	8,769
Twenty-First Century Fox, Inc. - Class A (Media)	646	16,970
Twenty-First Century Fox, Inc. - Class B (Media)	306	8,075
UDR, Inc. (Equity Real Estate Investment Trusts)	306	10,701
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	68	16,547
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	204	6,344
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	204	5,275
Union Pacific Corp. (Road & Rail)	374	32,980
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	442	47,630
United Rentals, Inc.* (Trading Companies & Distributors)	34	2,572
UnitedHealth Group, Inc. (Health Care Providers & Services)	646	91,300
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	68	8,208
V.F. Corp. (Textiles, Apparel & Luxury Goods)	204	11,059
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	68	6,170
Ventas, Inc. (Equity Real Estate Investment Trusts)	204	13,821
VeriSign, Inc.* (Internet Software & Services)	102	8,570
Verisk Analytics, Inc.* - Class A (Professional Services)	170	13,864
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,904	91,583
Vertex Pharmaceuticals, Inc.* (Biotechnology)	136	10,317

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Visa, Inc. - Class A (IT Services)	2,210	$182,348
Vornado Realty Trust (Equity Real Estate Investment Trusts)	102	9,464
Vulcan Materials Co. (Construction Materials)	170	19,244
W.W. Grainger, Inc. (Trading Companies & Distributors)	34	7,076
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	578	47,818
Waste Management, Inc. (Commercial Services & Supplies)	238	15,627
Waters Corp.* (Life Sciences Tools & Services)	102	14,192
Welltower, Inc. (Equity Real Estate Investment Trusts)	238	16,310
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	442	13,229
Willis Towers Watson PLC (Insurance)	102	12,842
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	136	8,954
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	34	3,215
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	170	8,648
XL Group, Ltd. (Insurance)	306	10,618
Xylem, Inc. (Machinery)	102	4,930
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	238	20,535
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	102	10,751
Zoetis, Inc. (Pharmaceuticals)	374	17,877
TOTAL COMMON STOCKS (Cost $5,405,664)		11,045,333

TOTAL INVESTMENT SECURITIES (Cost $5,405,664) - 100.5%		11,045,333
Net other assets (liabilities) - (0.5)%		(51,896)

NET ASSETS - 100.0%		$10,993,437

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$263,817	2.4%
Air Freight & Logistics	59,262	0.5%
Airlines	38,418	0.3%
Auto Components	23,860	0.2%
Banks	10,082	0.1%
Beverages	295,868	2.7%
Biotechnology	511,355	4.7%
Building Products	47,911	0.4%
Capital Markets	274,315	2.5%
Chemicals	206,677	1.9%
Commercial Services & Supplies	41,834	0.4%
Communications Equipment	108,572	1.0%
Construction Materials	31,850	0.3%
Consumer Finance	10,693	0.1%
Containers & Packaging	21,185	0.2%
Distributors	12,073	0.1%
Diversified Consumer Services	3,905	NM
Diversified Telecommunication Services	99,219	0.9%
Electrical Equipment	35,339	0.3%
Electronic Equipment, Instruments & Components	37,584	0.3%
Equity Real Estate Investment Trusts	467,153	4.2%
Food & Staples Retailing	147,421	1.3%
Food Products	197,281	1.8%
Health Care Equipment & Supplies	367,099	3.3%
Health Care Providers & Services	266,900	2.4%
Health Care Technology	19,917	0.2%
Hotels, Restaurants & Leisure	236,566	2.2%
Household Durables	67,945	0.6%
Household Products	99,566	0.9%
Industrial Conglomerates	305,526	2.8%
Insurance	94,297	0.9%
Internet & Direct Marketing Retail	566,230	5.2%
Internet Software & Services	956,041	8.7%
IT Services	675,270	6.1%
Leisure Products	11,344	0.1%
Life Sciences Tools & Services	108,913	1.0%
Machinery	77,577	0.7%
Media	397,466	3.6%
Multiline Retail	32,295	0.3%
Multi-Utilities	23,011	0.2%
Oil, Gas & Consumable Fuels	179,336	1.6%
Personal Products	36,206	0.3%
Pharmaceuticals	546,423	5.0%
Professional Services	51,031	0.5%
Real Estate Management & Development	8,758	0.1%
Road & Rail	38,529	0.4%
Semiconductors & Semiconductor Equipment	411,461	3.7%
Software	865,862	7.9%
Specialty Retail	469,018	4.3%
Technology Hardware, Storage & Peripherals	742,474	6.8%
Textiles, Apparel & Luxury Goods	119,426	1.1%
Tobacco	300,020	2.7%
Trading Companies & Distributors	17,600	0.2%
Water Utilities	7,552	0.1%
Other**	(51,896)	(0.5)%
Total	$10,993,437	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,744	$51,929
Aaron’s, Inc. (Specialty Retail)	2,223	54,930
Acxiom Corp.* (IT Services)	1,521	35,835
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,402	89,666
AECOM Technology Corp.* (Construction & Engineering)	5,382	149,888
AGCO Corp. (Machinery)	2,340	119,527
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,053	113,524
Alleghany Corp.* (Insurance)	585	301,982
Allegheny Technologies, Inc. (Metals & Mining)	3,861	52,664
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,627	43,560
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,106	109,744
American Eagle Outfitters, Inc. (Specialty Retail)	5,967	101,678
American Financial Group, Inc. (Insurance)	1,287	95,882
AptarGroup, Inc. (Containers & Packaging)	936	66,868
Aqua America, Inc. (Water Utilities)	2,574	79,022
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,159	193,078
Ascena Retail Group, Inc.* (Specialty Retail)	5,850	28,607
Ashland Global Holdings, Inc. (Chemicals)	1,053	117,652
Aspen Insurance Holdings, Ltd. (Insurance)	2,106	101,615
Associated Banc-Corp. (Banks)	5,265	106,880
Atmos Energy Corp. (Gas Utilities)	1,989	147,962
Avis Budget Group, Inc.* (Road & Rail)	3,276	106,011
Avnet, Inc. (Electronic Equipment, Instruments & Components)	4,446	186,510
Avon Products, Inc. (Personal Products)	11,115	72,803
BancorpSouth, Inc. (Banks)	1,521	35,744
Bank of Hawaii Corp. (Banks)	585	43,963
BE Aerospace, Inc. (Aerospace & Defense)	1,989	118,385
Belden, Inc. (Electronic Equipment, Instruments & Components)	702	45,497
Bemis Co., Inc. (Containers & Packaging)	3,276	159,607
Big Lots, Inc. (Multiline Retail)	1,521	66,011
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	702	110,972
Black Hills Corp. (Multi-Utilities)	1,872	115,783
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,053	51,850
Brocade Communications Systems, Inc. (Communications Equipment)	10,413	110,379
Brown & Brown, Inc. (Insurance)	1,404	51,751
Brunswick Corp. (Leisure Products)	1,638	71,253
Cabela’s, Inc.* - Class A (Specialty Retail)	1,755	108,126
Cable One, Inc. (Media)	117	67,479
Cabot Corp. (Chemicals)	2,223	115,907
CalAtlantic Group, Inc. (Household Durables)	1,287	41,596
Camden Property Trust (Equity Real Estate Investment Trusts)	1,404	114,342
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	1,638	43,522
Carlisle Cos., Inc. (Industrial Conglomerates)	2,223	233,082
Carpenter Technology Corp. (Metals & Mining)	1,638	51,777
Casey’s General Stores, Inc. (Food & Staples Retailing)	585	66,099
Catalent, Inc.* (Pharmaceuticals)	1,521	34,694
Cathay General Bancorp, Inc. (Banks)	936	28,033
Chemical Financial Corp. (Banks)	1,053	45,226
Chico’s FAS, Inc. (Specialty Retail)	4,680	54,616
Cinemark Holdings, Inc. (Media)	1,989	79,162
CLARCOR, Inc. (Machinery)	1,755	109,179
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,872	88,583
CNO Financial Group, Inc. (Insurance)	6,201	93,511
Commerce Bancshares, Inc. (Banks)	1,404	69,947
Commercial Metals Co. (Metals & Mining)	3,978	62,494
CommVault Systems, Inc.* (Software)	702	37,557
Compass Minerals International, Inc. (Metals & Mining)	468	33,626
Computer Sciences Corp. (IT Services)	4,914	267,567
comScore, Inc.* (Internet Software & Services)	585	16,842
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,201	105,107
Copart, Inc.* (Commercial Services & Supplies)	1,170	61,390
CoreLogic, Inc.* (IT Services)	1,170	49,795
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,276	87,436
Corrections Corp. of America (Equity Real Estate Investment Trusts)	4,095	59,173
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,031	39,091
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	468	64,584
Crane Co. (Machinery)	936	63,657
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,510	78,273
CST Brands, Inc. (Specialty Retail)	2,691	129,221
Cullen/Frost Bankers, Inc. (Banks)	1,989	151,144
Curtiss-Wright Corp. (Aerospace & Defense)	819	73,399
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	11,349	113,150
Dana Holding Corp. (Auto Components)	5,031	77,879
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,053	49,228
Dean Foods Co. (Food Products)	3,159	57,683
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,170	61,062
Deluxe Corp. (Commercial Services & Supplies)	819	50,123
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	14,040	33,556
DeVry Education Group, Inc. (Diversified Consumer Services)	1,989	45,150

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,223	$36,657
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,042	169,286
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,691	58,664
Domtar Corp. (Paper & Forest Products)	2,223	79,917
Donaldson Co., Inc. (Machinery)	2,808	102,548
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,872	68,328
Dril-Quip, Inc.* (Energy Equipment & Services)	1,287	61,133
Duke Realty Corp. (Equity Real Estate Investment Trusts)	6,552	171,335
East West Bancorp, Inc. (Banks)	1,755	69,340
Eaton Vance Corp. (Capital Markets)	1,989	69,734
Edgewell Personal Care Co.* (Personal Products)	1,287	97,040
EMCOR Group, Inc. (Construction & Engineering)	2,106	127,329
Endurance Specialty Holdings, Ltd. (Insurance)	2,223	204,405
Energen Corp. (Oil, Gas & Consumable Fuels)	3,393	170,091
Energizer Holdings, Inc. (Household Products)	1,287	59,858
EnerSys (Electrical Equipment)	1,521	99,063
Ensco PLCADR - Class A (Energy Equipment & Services)	10,647	83,260
EPR Properties (Equity Real Estate Investment Trusts)	1,287	93,591
Esterline Technologies Corp.* (Aerospace & Defense)	1,053	77,343
Everest Re Group, Ltd. (Insurance)	1,521	309,553
F.N.B. Corp. (Banks)	7,371	96,339
Federated Investors, Inc. - Class B (Capital Markets)	1,638	44,226
First American Financial Corp. (Insurance)	3,861	150,811
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,404	37,080
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,521	41,478
FTI Consulting, Inc.* (Professional Services)	1,521	59,258
Fulton Financial Corp. (Banks)	3,276	48,812
GameStop Corp. - Class A (Specialty Retail)	3,627	87,229
GATX Corp. (Trading Companies & Distributors)	1,404	61,453
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,989	135,133
Gentex Corp. (Auto Components)	3,861	65,290
Genworth Financial, Inc.* - Class A (Insurance)	17,550	72,657
Graco, Inc. (Machinery)	702	52,580
Graham Holdings Co. - Class B (Diversified Consumer Services)	117	55,575
Granite Construction, Inc. (Construction & Engineering)	1,404	69,021
Great Plains Energy, Inc. (Electric Utilities)	7,254	206,304
Greif, Inc. - Class A (Containers & Packaging)	936	43,861
GUESS?, Inc. (Specialty Retail)	2,223	30,011
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	4,446	107,193
Halyard Health, Inc.* (Health Care Equipment & Supplies)	936	30,280
Hancock Holding Co. (Banks)	2,691	90,283
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,861	113,900
Herman Miller, Inc. (Commercial Services & Supplies)	1,053	29,273
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,638	81,294
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	702	38,898
HNI Corp. (Commercial Services & Supplies)	1,521	61,844
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	6,201	154,715
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	5,733	156,855
HSN, Inc. (Internet & Direct Marketing Retail)	1,170	44,109
Hubbell, Inc. (Electrical Equipment)	1,053	110,059
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	819	132,154
IDACORP, Inc. (Electric Utilities)	936	73,373
IDEX Corp. (Machinery)	1,170	101,135
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	5,265	195,858
Ingredion, Inc. (Food Products)	1,404	184,164
InterDigital, Inc. (Communications Equipment)	702	49,596
International Bancshares Corp. (Banks)	1,989	61,361
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	936	30,794
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	4,797	105,918
ITT, Inc. (Machinery)	1,872	65,932
J.C. Penney Co., Inc.* (Multiline Retail)	10,881	93,468
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	6,669	142,316
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	468	43,866
Janus Capital Group, Inc. (Capital Markets)	2,457	31,499
John Wiley & Sons, Inc. - Class A (Media)	1,521	78,484
Joy Global, Inc. (Machinery)	3,510	97,683
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	2,925	48,994
KB Home (Household Durables)	2,925	42,530
KBR, Inc. (Construction & Engineering)	3,042	45,052
Kemper Corp. (Insurance)	1,755	65,900
Kennametal, Inc. (Machinery)	2,808	79,494
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,967	195,718
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,287	92,445
Kirby Corp.* (Marine)	1,872	110,354
KLX, Inc.* (Aerospace & Defense)	1,872	64,434
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,159	47,195
Lancaster Colony Corp. (Food Products)	234	30,572

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Landstar System, Inc. (Road & Rail)	1,521	$108,219
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	3,978	94,478
Leidos Holdings, Inc. (IT Services)	3,042	126,456
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	2,223	88,231
Liberty Property Trust (Equity Real Estate Investment Trusts)	5,148	208,133
LifePoint Health, Inc.* (Health Care Providers & Services)	1,521	91,032
Lincoln Electric Holdings, Inc. (Machinery)	2,223	146,340
Live Nation Entertainment, Inc.* (Media)	2,691	74,460
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,755	32,204
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,159	81,123
ManpowerGroup, Inc. (Professional Services)	2,457	188,698
MB Financial, Inc. (Banks)	936	34,061
MDU Resources Group, Inc. (Multi-Utilities)	6,903	180,928
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,616	78,287
Mentor Graphics Corp. (Software)	3,861	111,583
Mercury General Corp. (Insurance)	1,287	70,103
Meredith Corp. (Media)	1,287	58,365
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	819	75,962
Minerals Technologies, Inc. (Chemicals)	468	31,450
Molina Healthcare, Inc.* (Health Care Providers & Services)	702	38,196
MSA Safety, Inc. (Commercial Services & Supplies)	1,053	61,390
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,521	110,728
Murphy USA, Inc.* (Specialty Retail)	1,287	88,520
Nabors Industries, Ltd. (Energy Equipment & Services)	9,945	118,345
National Fuel Gas Co. (Gas Utilities)	1,872	98,055
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,872	52,584
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,691	122,763
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,329	151,731
NetScout Systems, Inc.* (Communications Equipment)	3,276	89,926
NeuStar, Inc.* - Class A (IT Services)	936	21,013
New Jersey Resources Corp. (Gas Utilities)	3,042	103,276
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	17,082	245,297
NewMarket Corp. (Chemicals)	117	46,906
Noble Corp. PLC (Energy Equipment & Services)	8,541	42,193
Nordson Corp. (Machinery)	819	82,006
NorthWestern Corp. (Multi-Utilities)	1,755	101,000
NOW, Inc.* (Trading Companies & Distributors)	3,744	80,721
Oceaneering International, Inc. (Energy Equipment & Services)	3,393	80,753
Office Depot, Inc. (Specialty Retail)	19,188	60,442
OGE Energy Corp. (Electric Utilities)	7,020	217,901
Oil States International, Inc.* (Energy Equipment & Services)	1,755	51,334
Old Dominion Freight Line, Inc.* (Road & Rail)	1,170	87,376
Olin Corp. (Chemicals)	5,850	128,290
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,393	107,999
ONE Gas, Inc. (Gas Utilities)	1,872	114,716
Orbital ATK, Inc. (Aerospace & Defense)	2,106	156,601
Oshkosh Corp. (Machinery)	2,574	137,709
Owens & Minor, Inc. (Health Care Providers & Services)	2,223	72,136
PacWest Bancorp (Banks)	4,212	182,759
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,148	115,727
Plantronics, Inc. (Communications Equipment)	468	24,200
PNM Resources, Inc. (Electric Utilities)	2,808	92,243
Polaris Industries, Inc. (Leisure Products)	936	71,707
PolyOne Corp. (Chemicals)	1,521	44,459
Post Properties, Inc. (Equity Real Estate Investment Trusts)	819	53,882
Potlatch Corp. (Equity Real Estate Investment Trusts)	702	26,957
Primerica, Inc. (Insurance)	702	38,399
Prosperity Bancshares, Inc. (Banks)	2,457	136,290
PTC, Inc.* (Software)	1,755	83,257
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	8,424	135,374
Rackspace Hosting, Inc.* (Internet Software & Services)	1,989	63,529
Raymond James Financial, Inc. (Capital Markets)	2,574	154,749
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,329	116,104
Regal Beloit Corp. (Electrical Equipment)	1,521	89,891
Reinsurance Group of America, Inc. (Insurance)	2,223	239,773
Reliance Steel & Aluminum Co. (Metals & Mining)	2,574	177,040
RenaissanceRe Holdings, Ltd. (Insurance)	819	101,794
Rowan Cos. PLC - Class A (Energy Equipment & Services)	4,446	58,998
Royal Gold, Inc. (Metals & Mining)	2,340	161,039
RPM International, Inc. (Chemicals)	2,223	105,681
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,691	69,805
Science Applications International Corp. (IT Services)	1,521	104,812
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	8,307	176,689
Sensient Technologies Corp. (Chemicals)	702	52,306
Silgan Holdings, Inc. (Containers & Packaging)	702	35,767
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	468	28,057
SLM Corp.* (Consumer Finance)	15,093	106,406

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,042	$102,302
Snyder’s-Lance, Inc. (Food Products)	1,287	45,779
Sonoco Products Co. (Containers & Packaging)	3,510	176,517
Sotheby’s - Class A (Diversified Consumer Services)	1,638	58,772
Southwest Gas Corp. (Gas Utilities)	1,638	118,689
Steel Dynamics, Inc. (Metals & Mining)	8,541	234,536
Stifel Financial Corp.* (Capital Markets)	2,340	91,588
Superior Energy Services, Inc. (Energy Equipment & Services)	5,382	76,209
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,053	107,975
Synopsys, Inc.* (Software)	1,755	104,089
Synovus Financial Corp. (Banks)	1,989	65,776
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	3,042	42,375
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,287	44,788
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,170	84,778
TCF Financial Corp. (Banks)	5,967	85,328
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,287	99,125
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,170	125,986
Teleflex, Inc. (Health Care Equipment & Supplies)	585	83,730
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	3,276	84,652
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,808	55,346
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7,137	166,220
Terex Corp. (Machinery)	3,861	92,201
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	585	23,704
The Boston Beer Co., Inc.* - Class A (Beverages)	117	18,164
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	819	43,563
The Hain Celestial Group, Inc.* (Food Products)	1,638	59,574
The Hanover Insurance Group, Inc. (Insurance)	1,521	115,885
The New York Times Co. - Class A (Media)	4,329	47,186
The Scotts Miracle-Gro Co. - Class A (Chemicals)	585	51,533
The Timken Co. (Machinery)	2,457	81,204
The Valspar Corp. (Chemicals)	1,053	104,879
Thor Industries, Inc. (Automobiles)	819	64,955
Time, Inc. (Media)	3,510	45,630
Tootsie Roll Industries, Inc. (Food Products)	234	8,295
TreeHouse Foods, Inc.* (Food Products)	1,053	92,116
TRI Pointe Group, Inc.* (Household Durables)	2,340	25,342
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	5,148	142,291
Trinity Industries, Inc. (Machinery)	5,382	114,906
Triumph Group, Inc. (Aerospace & Defense)	1,755	41,594
Trustmark Corp. (Banks)	2,340	64,771
Tupperware Brands Corp. (Household Durables)	1,755	104,457
UGI Corp. (Gas Utilities)	6,084	281,629
Umpqua Holdings Corp. (Banks)	7,722	117,992
United Natural Foods, Inc.* (Food & Staples Retailing)	1,755	73,254
United States Steel Corp. (Metals & Mining)	5,967	115,402
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,404	36,237
Valley National Bancorp (Banks)	8,892	87,675
Valmont Industries, Inc. (Construction & Engineering)	819	104,791
Vectren Corp. (Multi-Utilities)	2,925	147,157
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,861	59,768
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,989	45,150
ViaSat, Inc.* (Communications Equipment)	585	41,336
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,797	67,638
W.R. Berkley Corp. (Insurance)	3,510	200,421
Wabtec Corp. (Machinery)	1,287	99,498
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,521	23,910
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,287	35,071
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,552	68,730
Watsco, Inc. (Trading Companies & Distributors)	351	48,189
Webster Financial Corp. (Banks)	1,404	56,722
WellCare Health Plans, Inc.* (Health Care Providers & Services)	819	92,965
Werner Enterprises, Inc. (Road & Rail)	1,521	36,580
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	819	62,269
Westar Energy, Inc. (Electric Utilities)	5,031	288,376
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,808	81,011
WEX, Inc.* (IT Services)	585	63,824
WGL Holdings, Inc. (Gas Utilities)	819	51,654
Williams-Sonoma, Inc. (Specialty Retail)	1,404	64,893
Woodward, Inc. (Machinery)	1,053	62,106
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,457	98,894
Worthington Industries, Inc. (Metals & Mining)	1,521	71,487
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,168	132,144
TOTAL COMMON STOCKS (Cost $24,117,532)		27,527,962

TOTAL INVESTMENT SECURITIES (Cost $24,117,532) - 99.8%		27,527,962
Net other assets (liabilities) - 0.2%		44,560

NET ASSETS - 100.0%		$27,572,522

*                           Non-income producing security

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$789,896	2.9%
Auto Components	143,169	0.5%
Automobiles	64,955	0.2%
Banks	1,678,446	6.1%
Beverages	18,164	0.1%
Capital Markets	415,706	1.5%
Chemicals	799,063	2.9%
Commercial Services & Supplies	352,603	1.3%
Communications Equipment	315,437	1.1%
Construction & Engineering	496,081	1.8%
Consumer Finance	106,406	0.4%
Containers & Packaging	482,620	1.8%
Diversified Consumer Services	159,497	0.6%
Electric Utilities	992,097	3.6%
Electrical Equipment	299,013	1.1%
Electronic Equipment, Instruments & Components	1,535,552	5.6%
Energy Equipment & Services	724,609	2.6%
Equity Real Estate Investment Trusts	2,693,899	9.7%
Food & Staples Retailing	139,353	0.5%
Food Products	478,183	1.7%
Gas Utilities	915,981	3.3%
Health Care Equipment & Supplies	215,177	0.8%
Health Care Providers & Services	349,674	1.3%
Health Care Technology	43,560	0.2%
Hotels, Restaurants & Leisure	258,361	0.9%
Household Durables	213,925	0.8%
Household Products	59,858	0.2%
Independent Power & Renewable Electricity Producers	42,375	0.2%
Industrial Conglomerates	233,082	0.8%
Insurance	2,214,443	8.0%
Internet & Direct Marketing Retail	44,109	0.2%
Internet Software & Services	80,371	0.3%
IT Services	669,302	2.4%
Leisure Products	142,960	0.5%
Life Sciences Tools & Services	110,972	0.4%
Machinery	1,607,705	5.8%
Marine	110,354	0.4%
Media	450,766	1.6%
Metals & Mining	960,065	3.5%
Multiline Retail	159,479	0.6%
Multi-Utilities	544,868	2.0%
Oil, Gas & Consumable Fuels	1,120,387	4.1%
Paper & Forest Products	112,121	0.4%
Personal Products	169,843	0.6%
Pharmaceuticals	34,694	0.1%
Professional Services	247,956	0.9%
Road & Rail	473,319	1.7%
Semiconductors & Semiconductor Equipment	626,434	2.3%
Software	336,486	1.2%
Specialty Retail	1,047,364	3.8%
Technology Hardware, Storage & Peripherals	350,555	1.3%
Textiles, Apparel & Luxury Goods	151,534	0.5%
Thrifts & Mortgage Finance	280,368	1.0%
Trading Companies & Distributors	301,091	1.1%
Water Utilities	79,022	0.3%
Wireless Telecommunication Services	84,652	0.3%
Other**	44,560	0.2%
Total	$27,572,522	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (100.5%)
A.O. Smith Corp. (Building Products)	1,984	$89,618
ABIOMED, Inc.* (Health Care Equipment & Supplies)	558	58,584
ACI Worldwide, Inc.* (Software)	1,550	28,086
Acxiom Corp.* (IT Services)	496	11,686
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,030	29,137
Akorn, Inc.* (Pharmaceuticals)	1,178	28,213
Alexander & Baldwin, Inc. (Real Estate Management & Development)	620	25,910
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	620	66,841
Align Technology, Inc.* (Health Care Equipment & Supplies)	992	85,233
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,116	13,403
AMC Networks, Inc.* - Class A (Media)	806	39,438
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	930	48,462
American Financial Group, Inc. (Insurance)	496	36,952
AmSurg Corp.* (Health Care Providers & Services)	744	44,454
ANSYS, Inc.* (Software)	1,178	107,611
AptarGroup, Inc. (Containers & Packaging)	496	35,434
Aqua America, Inc. (Water Utilities)	1,426	43,778
ARRIS International PLC* (Communications Equipment)	2,542	70,616
Ashland Global Holdings, Inc. (Chemicals)	434	48,491
Atmos Energy Corp. (Gas Utilities)	620	46,122
Avon Products, Inc. (Personal Products)	1,612	10,559
BancorpSouth, Inc. (Banks)	558	13,113
Bank of Hawaii Corp. (Banks)	372	27,956
Bank of the Ozarks, Inc. (Banks)	1,240	45,830
BE Aerospace, Inc. (Aerospace & Defense)	558	33,212
Belden, Inc. (Electronic Equipment, Instruments & Components)	310	20,091
Bio-Techne Corp. (Life Sciences Tools & Services)	496	51,579
Brinker International, Inc. (Hotels, Restaurants & Leisure)	310	15,264
Broadridge Financial Solutions, Inc. (IT Services)	1,612	104,232
Brocade Communications Systems, Inc. (Communications Equipment)	1,426	15,116
Brown & Brown, Inc. (Insurance)	992	36,565
Brunswick Corp. (Leisure Products)	558	24,273
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	248	36,121
Cable One, Inc. (Media)	62	35,758
Cadence Design Systems, Inc.* (Software)	3,906	99,915
CalAtlantic Group, Inc. (Household Durables)	558	18,035
Camden Property Trust (Equity Real Estate Investment Trusts)	620	50,493
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	496	13,179
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	682	58,884
Casey’s General Stores, Inc. (Food & Staples Retailing)	310	35,027
Catalent, Inc.* (Pharmaceuticals)	868	19,799
Cathay General Bancorp, Inc. (Banks)	620	18,569
CBOE Holdings, Inc. (Capital Markets)	1,116	70,542
CDK Global, Inc. (Software)	1,984	108,347
CEB, Inc. (Professional Services)	434	21,114
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	620	47,046
Chemical Financial Corp. (Banks)	558	23,966
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	186	25,296
Ciena Corp.* (Communications Equipment)	1,860	36,047
Cinemark Holdings, Inc. (Media)	620	24,676
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	806	43,508
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,116	57,586
Commerce Bancshares, Inc. (Banks)	620	30,888
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	1,798	51,117
CommVault Systems, Inc.* (Software)	310	16,585
Compass Minerals International, Inc. (Metals & Mining)	248	17,819
comScore, Inc.* (Internet Software & Services)	372	10,710
Convergys Corp. (IT Services)	1,302	38,018
Copart, Inc.* (Commercial Services & Supplies)	868	45,543
CoreLogic, Inc.* (IT Services)	744	31,665
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,666	20,715
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	124	17,112
Crane Co. (Machinery)	310	21,083
Curtiss-Wright Corp. (Aerospace & Defense)	248	22,226
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	806	37,681
Deluxe Corp. (Commercial Services & Supplies)	310	18,972
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	620	104,929
Donaldson Co., Inc. (Machinery)	744	27,171
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,178	42,997
DST Systems, Inc. (IT Services)	434	41,733
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,232	58,367
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,240	59,966
Dycom Industries, Inc.* (Construction & Engineering)	434	33,387
Eagle Materials, Inc. (Construction Materials)	620	50,201
East West Bancorp, Inc. (Banks)	1,240	48,992
Eaton Vance Corp. (Capital Markets)	744	26,085
Edgewell Personal Care Co.* (Personal Products)	310	23,374
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	992	42,249

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc. (Household Products)	372	$17,302
EPR Properties (Equity Real Estate Investment Trusts)	372	27,052
Equity One, Inc. (Equity Real Estate Investment Trusts)	1,240	35,340
FactSet Research Systems, Inc. (Capital Markets)	558	86,334
Fair Isaac Corp. (Software)	434	52,375
Federated Investors, Inc. - Class B (Capital Markets)	620	16,740
First Horizon National Corp. (Banks)	3,100	47,771
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	992	26,199
Flowers Foods, Inc. (Food Products)	2,418	37,527
Fortinet, Inc.* (Software)	1,984	63,607
Fulton Financial Corp. (Banks)	1,054	15,705
Gartner, Inc.* (IT Services)	1,116	96,021
Gentex Corp. (Auto Components)	2,356	39,840
Graco, Inc. (Machinery)	496	37,150
Halyard Health, Inc.* (Health Care Equipment & Supplies)	248	8,023
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,550	49,430
Helen of Troy, Ltd.* (Household Durables)	372	30,318
Herman Miller, Inc. (Commercial Services & Supplies)	372	10,342
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	682	33,848
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	496	27,483
Hubbell, Inc. (Electrical Equipment)	310	32,401
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	310	50,022
IDACORP, Inc. (Electric Utilities)	310	24,301
IDEX Corp. (Machinery)	558	48,234
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,178	126,211
Ingredion, Inc. (Food Products)	434	56,928
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,798	37,237
InterDigital, Inc. (Communications Equipment)	186	13,141
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	496	48,117
ITT, Inc. (Machinery)	496	17,469
j2 Global, Inc. (Internet Software & Services)	620	44,113
Jack Henry & Associates, Inc. (IT Services)	1,054	85,395
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	248	23,245
Janus Capital Group, Inc. (Capital Markets)	992	12,717
JetBlue Airways Corp.* (Airlines)	4,340	75,863
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	620	60,047
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	620	10,385
KBR, Inc. (Construction & Engineering)	744	11,019
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	744	53,442
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,116	70,809
Lancaster Colony Corp. (Food Products)	186	24,301
Leidos Holdings, Inc. (IT Services)	744	30,928
Lennox International, Inc. (Building Products)	496	72,361
Life Storage, Inc. (Equity Real Estate Investment Trusts)	620	50,003
LivaNova PLC* (Health Care Equipment & Supplies)	620	35,142
Live Nation Entertainment, Inc.* (Media)	744	20,586
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,240	22,754
Manhattan Associates, Inc.* (Software)	930	47,095
MarketAxess Holdings, Inc. (Capital Markets)	496	74,777
MAXIMUS, Inc. (IT Services)	868	45,188
MB Financial, Inc. (Banks)	620	22,562
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,798	25,064
MEDNAX, Inc.* (Health Care Providers & Services)	1,240	75,950
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,488	62,689
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	682	63,255
Minerals Technologies, Inc. (Chemicals)	310	20,832
Molina Healthcare, Inc.* (Health Care Providers & Services)	310	16,867
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	496	39,090
MSCI, Inc. - Class A (Capital Markets)	1,240	99,437
National Fuel Gas Co. (Gas Utilities)	434	22,733
National Instruments Corp. (Electronic Equipment, Instruments & Components)	682	19,157
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	930	42,427
NeuStar, Inc.* - Class A (IT Services)	372	8,351
NewMarket Corp. (Chemicals)	62	24,856
Nordson Corp. (Machinery)	372	37,248
NuVasive, Inc.* (Health Care Equipment & Supplies)	682	40,736
NVR, Inc.* (Household Durables)	62	94,425
Old Dominion Freight Line, Inc.* (Road & Rail)	496	37,041
Old Republic International Corp. (Insurance)	3,286	55,402
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,302	41,443
Packaging Corp. of America (Containers & Packaging)	1,240	102,300
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	310	59,136
PAREXEL International Corp.* (Life Sciences Tools & Services)	682	39,733
Plantronics, Inc. (Communications Equipment)	310	16,030
Polaris Industries, Inc. (Leisure Products)	434	33,249
PolyOne Corp. (Chemicals)	558	16,310
Pool Corp. (Distributors)	558	51,660

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Post Holdings, Inc.* (Food Products)	868	$66,167
Post Properties, Inc. (Equity Real Estate Investment Trusts)	372	24,474
Potlatch Corp. (Equity Real Estate Investment Trusts)	248	9,523
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	682	30,881
Primerica, Inc. (Insurance)	372	20,348
PrivateBancorp, Inc. (Banks)	1,054	47,683
PTC, Inc.* (Software)	868	41,178
Rackspace Hosting, Inc.* (Internet Software & Services)	682	21,783
Raymond James Financial, Inc. (Capital Markets)	744	44,729
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,426	102,771
RenaissanceRe Holdings, Ltd. (Insurance)	248	30,824
ResMed, Inc. (Health Care Equipment & Supplies)	1,860	111,172
Restoration Hardware Holdings, Inc.* (Specialty Retail)	496	14,369
Rollins, Inc. (Commercial Services & Supplies)	1,302	40,128
RPM International, Inc. (Chemicals)	930	44,212
Sally Beauty Holdings, Inc.* (Specialty Retail)	930	24,124
SEI Investments Co. (Capital Markets)	1,798	79,705
Sensient Technologies Corp. (Chemicals)	310	23,098
Service Corp. International (Diversified Consumer Services)	2,604	66,662
Signature Bank* (Banks)	744	89,697
Silgan Holdings, Inc. (Containers & Packaging)	310	15,795
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	372	22,301
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,798	37,812
Snyder’s-Lance, Inc. (Food Products)	682	24,259
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,860	41,199
STERIS PLC (Health Care Equipment & Supplies)	1,178	78,714
SVB Financial Group* (Banks)	682	83,388
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	496	25,852
Synopsys, Inc.* (Software)	1,364	80,899
Synovus Financial Corp. (Banks)	868	28,705
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	806	28,049
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	372	26,955
Teleflex, Inc. (Health Care Equipment & Supplies)	372	53,244
Tempur Sealy International, Inc.* (Household Durables)	682	36,876
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	620	25,122
The Boston Beer Co., Inc.* - Class A (Beverages)	62	9,626
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	310	16,489
The Hain Celestial Group, Inc.* (Food Products)	806	29,314
The Scotts Miracle-Gro Co. - Class A (Chemicals)	372	32,769
The Toro Co. (Machinery)	1,488	71,246
The Ultimate Software Group, Inc.* (Software)	372	78,488
The Valspar Corp. (Chemicals)	558	55,578
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,728	29,572
The WhiteWave Foods Co.* (Food Products)	2,356	128,377
Thor Industries, Inc. (Automobiles)	310	24,586
Toll Brothers, Inc.* (Household Durables)	2,046	56,142
Tootsie Roll Industries, Inc. (Food Products)	124	4,396
TreeHouse Foods, Inc.* (Food Products)	372	32,543
TRI Pointe Group, Inc.* (Household Durables)	1,054	11,415
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,364	37,701
Tyler Technologies, Inc.* (Software)	434	69,614
United Therapeutics Corp.* (Biotechnology)	558	66,999
Urban Edge Properties (Equity Real Estate Investment Trusts)	682	17,602
VCA, Inc.* (Health Care Providers & Services)	1,054	64,779
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	682	15,481
ViaSat, Inc.* (Communications Equipment)	372	26,286
Vista Outdoor, Inc.* (Leisure Products)	806	31,168
Wabtec Corp. (Machinery)	744	57,519
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	496	7,797
Washington Federal, Inc. (Thrifts & Mortgage Finance)	744	20,274
Watsco, Inc. (Trading Companies & Distributors)	248	34,048
WebMD Health Corp.* (Internet Software & Services)	496	24,368
Webster Financial Corp. (Banks)	682	27,553
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,550	56,126
WellCare Health Plans, Inc.* (Health Care Providers & Services)	248	28,150
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	620	47,139
WEX, Inc.* (IT Services)	310	33,821
WGL Holdings, Inc. (Gas Utilities)	372	23,462
Williams-Sonoma, Inc. (Specialty Retail)	558	25,791
WisdomTree Investments, Inc. (Capital Markets)	1,550	13,299
Woodward, Inc. (Machinery)	310	18,284
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	682	44,903
TOTAL COMMON STOCKS (Cost $6,538,672)		9,305,376

TOTAL INVESTMENT SECURITIES (Cost $6,538,672) - 100.5%		9,305,376
Net other assets (liabilities) - (0.5)%		(49,339)

NET ASSETS - 100.0%		$9,256,037

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$105,460	1.1%
Airlines	75,863	0.8%
Auto Components	39,840	0.4%
Automobiles	24,586	0.3%
Banks	572,378	6.2%
Beverages	9,626	0.1%
Biotechnology	66,999	0.7%
Building Products	161,979	1.7%
Capital Markets	532,162	5.7%
Chemicals	266,146	2.9%
Commercial Services & Supplies	114,985	1.2%
Communications Equipment	177,236	1.9%
Construction & Engineering	44,406	0.5%
Construction Materials	50,201	0.5%
Containers & Packaging	153,529	1.7%
Distributors	51,660	0.6%
Diversified Consumer Services	66,662	0.7%
Electric Utilities	24,301	0.3%
Electrical Equipment	32,401	0.4%
Electronic Equipment, Instruments & Components	227,555	2.5%
Equity Real Estate Investment Trusts	1,215,914	13.0%
Food & Staples Retailing	76,226	0.8%
Food Products	403,813	4.4%
Gas Utilities	92,317	1.0%
Health Care Equipment & Supplies	671,681	7.3%
Health Care Providers & Services	230,200	2.5%
Health Care Technology	13,403	0.1%
Hotels, Restaurants & Leisure	412,252	4.5%
Household Durables	247,211	2.7%
Household Products	17,302	0.2%
Insurance	180,091	1.9%
Internet Software & Services	100,974	1.1%
IT Services	527,038	5.7%
Leisure Products	88,690	1.0%
Life Sciences Tools & Services	138,358	1.5%
Machinery	335,403	3.6%
Media	120,458	1.3%
Metals & Mining	17,819	0.2%
Paper & Forest Products	22,754	0.2%
Personal Products	33,933	0.4%
Pharmaceuticals	78,893	0.9%
Professional Services	21,114	0.2%
Real Estate Management & Development	85,957	0.9%
Road & Rail	37,041	0.4%
Semiconductors & Semiconductor Equipment	275,295	3.0%
Software	793,799	8.5%
Specialty Retail	64,284	0.7%
Textiles, Apparel & Luxury Goods	107,081	1.2%
Thrifts & Mortgage Finance	20,274	0.2%
Trading Companies & Distributors	34,048	0.4%
Water Utilities	43,778	0.5%
Other**	(49,339)	(0.5)%
Total	$9,256,037	100.0%

**                    Includes any non-equity securities and net other assets(liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (100.0%)
A. Schulman, Inc. (Chemicals)	1,892	$54,395
AAR Corp. (Aerospace & Defense)	2,064	66,399
Abaxis, Inc. (Health Care Equipment & Supplies)	602	28,739
Abercrombie & Fitch Co. - Class A (Specialty Retail)	4,300	62,823
ABM Industries, Inc. (Commercial Services & Supplies)	3,612	141,156
Actuant Corp. - Class A (Machinery)	3,784	84,383
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	344	10,361
ADTRAN, Inc. (Communications Equipment)	3,096	56,192
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	946	45,124
AdvanSix, Inc.* (Chemicals)	946	15,098
Aegion Corp.* (Construction & Engineering)	2,236	41,389
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,290	22,704
Aerovironment, Inc.* (Aerospace & Defense)	1,290	30,947
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	516	4,979
Agree Realty Corp. (Equity Real Estate Investment Trusts)	602	29,107
Air Methods Corp.* (Health Care Providers & Services)	1,032	27,296
AK Steel Holding Corp.* (Metals & Mining)	9,718	50,534
Alamo Group, Inc. (Machinery)	258	16,749
Albany International Corp. - Class A (Machinery)	946	38,550
ALLETE, Inc. (Electric Utilities)	3,182	195,025
AMAG Pharmaceuticals, Inc.* (Biotechnology)	946	24,313
Amedisys, Inc.* (Health Care Providers & Services)	774	33,483
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	774	30,736
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,494	44,692
American Equity Investment Life Holding Co. (Insurance)	5,676	101,771
American Public Education, Inc.* (Diversified Consumer Services)	1,032	20,795
American States Water Co. (Water Utilities)	860	34,383
American Vanguard Corp. (Chemicals)	860	13,072
Analogic Corp. (Health Care Equipment & Supplies)	430	35,196
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,892	30,158
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	258	15,403
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	344	15,260
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,806	118,744
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,494	126,696
ArcBest Corp. (Road & Rail)	1,548	30,805
Archrock, Inc. (Energy Equipment & Services)	4,472	51,875
Arctic Cat, Inc. (Leisure Products)	860	12,891
Asbury Automotive Group, Inc.* (Specialty Retail)	688	35,054
Astec Industries, Inc. (Machinery)	1,204	66,653
Astoria Financial Corp. (Thrifts & Mortgage Finance)	5,848	85,556
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,634	68,383
ATN International, Inc. (Diversified Telecommunication Services)	344	23,268
Atwood Oceanics, Inc. (Energy Equipment & Services)	3,870	29,528
Avista Corp. (Multi-Utilities)	4,128	170,899
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	602	19,354
Banc of California, Inc. (Banks)	860	11,438
Barnes & Noble Education, Inc.* (Specialty Retail)	2,494	23,219
Barnes & Noble, Inc. (Specialty Retail)	3,612	37,204
Barnes Group, Inc. (Machinery)	1,462	58,246
Bel Fuse, Inc. - Class B (Communications Equipment)	602	14,358
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,128	53,458
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,182	80,027
Big 5 Sporting Goods Corp. (Specialty Retail)	1,118	17,329
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	86	37,683
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	3,870	20,085
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	516	18,628
Black Box Corp. (Communications Equipment)	946	10,879
Blucora, Inc.* (Internet Software & Services)	2,494	33,170
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,290	53,174
Boise Cascade Co.* (Paper & Forest Products)	2,494	48,010
Boston Private Financial Holdings, Inc. (Banks)	5,332	70,116
Bottomline Technologies, Inc.* (Software)	1,118	25,367
Brady Corp. - Class A (Commercial Services & Supplies)	1,548	51,239
Briggs & Stratton Corp. (Machinery)	2,752	51,242
Bristow Group, Inc. (Energy Equipment & Services)	2,064	20,661
Brookline Bancorp, Inc. (Banks)	1,806	23,117
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	4,386	57,150
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,548	85,542
CACI International, Inc.* - Class A (IT Services)	1,548	151,471
Calamos Asset Management, Inc. - Class A (Capital Markets)	1,032	6,667

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CalAmp Corp.* (Communications Equipment)	946	$12,222
Caleres, Inc. (Specialty Retail)	2,752	68,828
Calgon Carbon Corp. (Chemicals)	3,268	51,634
California Water Service Group (Water Utilities)	2,322	71,982
Callaway Golf Co. (Leisure Products)	2,150	21,952
Capella Education Co. (Diversified Consumer Services)	774	56,580
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	6,192	58,886
CARBO Ceramics, Inc.* (Energy Equipment & Services)	1,204	7,344
Cardinal Financial Corp. (Banks)	602	15,821
Cardtronics PLC* - Class A (IT Services)	774	38,700
Career Education Corp.* (Diversified Consumer Services)	4,128	29,680
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,032	14,531
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,462	49,459
Cavco Industries, Inc.* (Household Durables)	172	15,893
CDI Corp. (Professional Services)	860	5,289
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,892	12,809
Celadon Group, Inc. (Road & Rail)	1,806	11,739
Central Garden & Pet Co.* (Household Products)	602	14,641
Central Garden & Pet Co.* - Class A (Household Products)	2,150	50,181
Central Pacific Financial Corp. (Banks)	774	19,838
Century Aluminum Co.* (Metals & Mining)	3,182	23,260
Chart Industries, Inc.* (Machinery)	1,978	54,870
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	3,870	84,018
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	430	12,212
Ciber, Inc.* (IT Services)	4,730	4,825
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	946	18,589
CIRCOR International, Inc. (Machinery)	1,032	55,501
City Holding Co. (Banks)	430	22,476
Clearwater Paper Corp.* (Paper & Forest Products)	1,118	59,366
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,956	24,369
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	860	31,734
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	688	71,635
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	602	6,736
Columbia Banking System, Inc. (Banks)	1,032	34,077
Community Bank System, Inc. (Banks)	1,290	60,772
Community Health Systems, Inc.* (Health Care Providers & Services)	7,310	38,597
Computer Programs & Systems, Inc. (Health Care Technology)	344	8,978
Comtech Telecommunications Corp. (Communications Equipment)	1,462	15,205
CONMED Corp. (Health Care Equipment & Supplies)	602	24,080
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,806	43,217
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,462	11,447
Cooper-Standard Holding, Inc.* (Auto Components)	688	62,794
Core-Mark Holding Co., Inc. (Distributors)	1,376	48,642
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	4,730	36,374
CryoLife, Inc. (Health Care Equipment & Supplies)	946	16,082
CSG Systems International, Inc. (IT Services)	516	19,623
CTS Corp. (Electronic Equipment, Instruments & Components)	2,150	39,130
Cubic Corp. (Aerospace & Defense)	1,634	69,772
Customers Bancorp, Inc.* (Banks)	1,634	44,232
CVB Financial Corp. (Banks)	2,064	34,634
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,580	21,543
Darling Ingredients, Inc.* (Food Products)	10,578	143,861
DHI Group, Inc.* (Internet Software & Services)	1,118	6,373
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	5,934	54,296
Digi International, Inc.* (Communications Equipment)	688	6,295
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,978	32,044
DineEquity, Inc. (Hotels, Restaurants & Leisure)	688	54,421
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,494	51,651
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	516	11,956
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,634	35,049
Dorman Products, Inc.* (Auto Components)	602	38,672
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,376	14,998
DTS, Inc. (Electronic Equipment, Instruments & Components)	516	21,853
DXP Enterprises, Inc.* (Trading Companies & Distributors)	860	18,739
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,032	70,083
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,806	38,287
eHealth, Inc.* (Insurance)	688	5,387
El Paso Electric Co. (Electric Utilities)	2,580	119,196
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,376	16,787
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,064	10,692
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	946	40,233
Enanta Pharmaceuticals, Inc.* (Biotechnology)	860	20,227

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Encore Capital Group, Inc.* (Consumer Finance)	1,548	$30,728
Encore Wire Corp. (Electrical Equipment)	1,290	44,054
Engility Holdings, Inc.* (Aerospace & Defense)	1,118	32,120
Enova International, Inc.* (Consumer Finance)	1,462	13,743
EnPro Industries, Inc. (Machinery)	1,376	74,469
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	172	15,747
Era Group, Inc.* (Energy Equipment & Services)	1,290	9,740
ESCO Technologies, Inc. (Machinery)	774	34,482
Essendant, Inc. (Commercial Services & Supplies)	2,408	36,963
Ethan Allen Interiors, Inc. (Household Durables)	1,634	50,164
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,462	13,187
Express, Inc.* (Specialty Retail)	5,074	60,989
Exterran Corp.* (Energy Equipment & Services)	1,978	31,272
EZCORP, Inc.* - Class A (Consumer Finance)	3,096	30,186
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,032	34,624
Federal Signal Corp. (Machinery)	1,118	13,729
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	860	22,704
First BanCorp.* (Banks)	7,396	37,941
First Commonwealth Financial Corp. (Banks)	1,978	20,096
First Financial Bancorp (Banks)	3,956	85,054
First NBC Bank Holding Co.* (Banks)	430	2,322
FirstCash, Inc. (Consumer Finance)	3,096	146,131
Five Below, Inc.* (Specialty Retail)	2,064	77,564
Flotek Industries, Inc.* (Chemicals)	3,268	38,497
Forestar Group, Inc.* (Real Estate Management & Development)	946	10,406
Forrester Research, Inc. (IT Services)	258	9,611
Forward Air Corp. (Air Freight & Logistics)	602	24,875
Franklin Electric Co., Inc. (Machinery)	1,462	53,290
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,880	79,602
Fred’s, Inc. - Class A (Multiline Retail)	2,236	20,415
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	1,118	22,494
FutureFuel Corp. (Chemicals)	1,462	16,024
G & K Services, Inc. - Class A (Commercial Services & Supplies)	688	65,154
Gannett Co., Inc. (Media)	7,482	58,135
General Cable Corp. (Electrical Equipment)	3,182	44,548
Genesco, Inc.* (Specialty Retail)	1,376	74,028
Geospace Technologies Corp.* (Energy Equipment & Services)	860	15,850
Getty Realty Corp. (Equity Real Estate Investment Trusts)	516	11,729
Gibraltar Industries, Inc.* (Building Products)	1,118	43,490
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	946	24,710
Glacier Bancorp, Inc. (Banks)	1,634	46,177
Government Properties Income Trust (Equity Real Estate Investment Trusts)	3,096	59,257
Great Western Bancorp, Inc. (Banks)	1,720	55,453
Green Dot Corp.* - Class A (Consumer Finance)	2,752	61,094
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,322	60,372
Greenhill & Co., Inc. (Capital Markets)	1,118	26,217
Group 1 Automotive, Inc. (Specialty Retail)	1,290	77,747
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	860	8,600
H.B. Fuller Co. (Chemicals)	3,268	137,485
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,892	63,213
Harmonic, Inc.* (Communications Equipment)	4,988	25,439
Harsco Corp. (Machinery)	5,160	50,310
Harte-Hanks, Inc. (Media)	3,010	4,244
Haverty Furniture Cos., Inc. (Specialty Retail)	1,204	21,371
Hawkins, Inc. (Chemicals)	602	24,291
Haynes International, Inc. (Metals & Mining)	774	24,900
HCI Group, Inc. (Insurance)	258	6,994
HealthEquity, Inc.* (Health Care Providers & Services)	1,204	40,009
Healthways, Inc.* (Health Care Providers & Services)	2,064	51,187
Heartland Express, Inc. (Road & Rail)	1,376	25,318
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,708	58,494
Hibbett Sports, Inc.* (Specialty Retail)	1,462	56,799
Hillenbrand, Inc. (Machinery)	1,290	39,152
HMS Holdings Corp.* (Health Care Technology)	5,418	114,157
Horace Mann Educators Corp. (Insurance)	2,580	92,751
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,064	8,194
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,150	78,367
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,612	28,463
ICU Medical, Inc.* (Health Care Equipment & Supplies)	258	35,939
ILG, Inc. (Hotels, Restaurants & Leisure)	6,880	112,694
Independent Bank Corp. (Banks)	516	28,457
Infinity Property & Casualty Corp. (Insurance)	688	56,382
Innophos Holdings, Inc. (Chemicals)	1,290	59,134
Inogen, Inc.* (Health Care Equipment & Supplies)	430	23,078
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,322	66,850
Insperity, Inc. (Professional Services)	516	38,803
Integer Holdings Corp.* (Health Care Equipment & Supplies)	688	15,170
Inteliquent, Inc. (Diversified Telecommunication Services)	1,204	20,215

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inter Parfums, Inc. (Personal Products)	1,118	$36,447
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,376	45,669
Interactive Intelligence Group, Inc.* (Software)	602	36,391
INTL FCStone, Inc.* (Capital Markets)	946	33,961
Intrepid Potash, Inc.* (Chemicals)	3,612	3,756
Invacare Corp. (Health Care Equipment & Supplies)	2,064	18,886
Investment Technology Group, Inc. (Capital Markets)	946	14,483
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,160	42,054
iRobot Corp.* (Household Durables)	946	47,962
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,150	115,885
Ixia* (Communications Equipment)	1,462	17,471
J & J Snack Foods Corp. (Food Products)	344	42,020
Kaiser Aluminum Corp. (Metals & Mining)	430	31,171
Kaman Corp. - Class A (Trading Companies & Distributors)	1,720	75,095
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,892	34,321
Kelly Services, Inc. - Class A (Professional Services)	1,892	35,437
Kindred Healthcare, Inc. (Health Care Providers & Services)	5,504	54,214
Kirkland’s, Inc.* (Specialty Retail)	946	11,551
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,332	132,926
Knight Transportation, Inc. (Road & Rail)	2,150	62,888
Koppers Holdings, Inc.* (Chemicals)	1,290	42,248
Kraton Performance Polymers, Inc.* (Chemicals)	1,978	50,696
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	4,558	60,348
Landauer, Inc. (Health Care Providers & Services)	172	7,482
La-Z-Boy, Inc. (Household Durables)	1,634	38,236
Lexington Realty Trust (Equity Real Estate Investment Trusts)	13,760	139,525
Lindsay Corp. (Machinery)	688	53,870
Liquidity Services, Inc.* (Internet Software & Services)	1,548	13,700
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	430	59,985
LivePerson, Inc.* (Internet Software & Services)	2,236	19,006
LSB Industries, Inc.* (Chemicals)	1,290	6,824
LSC Communications, Inc.* (Commercial Services & Supplies)	1,634	39,608
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	946	47,404
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,720	26,677
Lumentum Holdings, Inc.* (Communications Equipment)	2,064	69,350
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,548	21,997
M.D.C. Holdings, Inc. (Household Durables)	1,290	30,586
M/I Homes, Inc.* (Household Durables)	860	18,499
Magellan Health, Inc.* (Health Care Providers & Services)	1,548	79,645
Maiden Holdings, Ltd. (Insurance)	2,494	34,043
ManTech International Corp. - Class A (IT Services)	1,634	63,448
MarineMax, Inc.* (Specialty Retail)	688	13,726
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,548	98,422
Marten Transport, Ltd. (Road & Rail)	1,462	29,971
Materion Corp. (Metals & Mining)	1,290	39,087
Matrix Service Co.* (Energy Equipment & Services)	860	15,222
Medifast, Inc. (Personal Products)	430	17,656
Mercury Systems, Inc.* (Aerospace & Defense)	946	26,280
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	860	14,147
MicroStrategy, Inc.* - Class A (Software)	258	50,261
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,720	86,774
Mobile Mini, Inc. (Commercial Services & Supplies)	1,376	34,882
Monotype Imaging Holdings, Inc. (Software)	1,118	21,354
Monster Worldwide, Inc.* (Internet Software & Services)	2,838	9,678
Moog, Inc.* - Class A (Aerospace & Defense)	2,064	119,856
Motorcar Parts of America, Inc.* (Auto Components)	516	13,540
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	946	20,859
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	516	24,536
Mueller Industries, Inc. (Machinery)	3,698	112,013
Multi-Color Corp. (Commercial Services & Supplies)	258	16,751
Myers Industries, Inc. (Containers & Packaging)	1,376	16,581
MYR Group, Inc.* (Construction & Engineering)	1,032	30,795
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	946	19,762
National Presto Industries, Inc. (Aerospace & Defense)	172	15,007
Navigant Consulting, Inc.* (Professional Services)	1,462	34,211
NBT Bancorp, Inc. (Banks)	1,376	46,385
Neenah Paper, Inc. (Paper & Forest Products)	430	34,357
NETGEAR, Inc.* (Communications Equipment)	774	39,087
Newpark Resources, Inc.* (Energy Equipment & Services)	5,418	34,133
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,548	3,251
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,622	104,231
Northwest Natural Gas Co. (Gas Utilities)	1,806	106,193
OFG Bancorp (Banks)	2,838	30,225
Old National Bancorp (Banks)	8,686	127,684

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,892	$51,746
Olympic Steel, Inc. (Metals & Mining)	602	13,900
Orion Marine Group, Inc.* (Construction & Engineering)	1,806	14,592
Oritani Financial Corp. (Thrifts & Mortgage Finance)	774	12,113
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	430	26,970
P.H. Glatfelter Co. (Paper & Forest Products)	2,838	63,060
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,204	18,578
Parkway, Inc.* (Equity Real Estate Investment Trusts)	1,118	20,146
Patrick Industries, Inc.* (Building Products)	172	9,864
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,032	63,293
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,752	53,692
Perficient, Inc.* (IT Services)	1,118	20,806
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	774	14,389
PetMed Express, Inc. (Internet & Direct Marketing Retail)	516	10,253
PharMerica Corp.* (Health Care Providers & Services)	1,978	47,076
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,128	14,654
Piper Jaffray Cos.* (Capital Markets)	946	53,497
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,150	98,492
Powell Industries, Inc. (Electrical Equipment)	516	18,261
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	688	44,342
PRA Group, Inc.* (Consumer Finance)	1,032	32,921
ProAssurance Corp. (Insurance)	1,548	82,508
Progress Software Corp.* (Software)	1,204	32,400
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,870	87,810
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	516	56,652
Quaker Chemical Corp. (Chemicals)	430	46,225
Quality Systems, Inc. (Health Care Technology)	1,376	17,737
Qualys, Inc.* (Software)	516	19,221
Quanex Building Products Corp. (Building Products)	774	12,616
QuinStreet, Inc.* (Internet Software & Services)	2,322	6,734
Quorum Health Corp.* (Health Care Providers & Services)	1,118	4,517
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	4,472	79,384
Raven Industries, Inc. (Industrial Conglomerates)	1,720	36,894
Rayonier Advanced Materials, Inc. (Chemicals)	2,752	35,583
RE/MAX Holdings, Inc. (Real Estate Management & Development)	774	33,630
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	430	19,780
Regis Corp.* (Diversified Consumer Services)	2,236	28,352
Rent-A-Center, Inc. (Specialty Retail)	3,440	34,710
Resources Connection, Inc. (Professional Services)	946	14,048
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	344	27,173
Roadrunner Transportation Systems, Inc.* (Road & Rail)	1,978	15,033
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,806	58,785
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,204	65,534
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	3,870	11,494
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	688	12,453
S&T Bancorp, Inc. (Banks)	774	24,296
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,214	98,186
Safety Insurance Group, Inc. (Insurance)	946	64,044
Saia, Inc.* (Road & Rail)	1,634	58,252
Sanderson Farms, Inc. (Food Products)	1,290	116,074
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,730	130,784
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	344	20,805
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,634	57,190
Scholastic Corp. (Media)	1,720	65,790
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,978	73,008
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,376	12,315
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,720	21,328
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,032	50,888
Select Comfort Corp.* (Specialty Retail)	1,118	21,454
Select Medical Holdings Corp.* (Health Care Providers & Services)	6,880	89,439
Selective Insurance Group, Inc. (Insurance)	1,720	63,554
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,580	62,436
Seneca Foods Corp.* - Class A (Food Products)	430	12,642
Shoe Carnival, Inc. (Specialty Retail)	946	24,000
Shutterstock, Inc.* (Internet Software & Services)	688	40,584
Simpson Manufacturing Co., Inc. (Building Products)	1,032	44,170
SkyWest, Inc. (Airlines)	3,354	101,123
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,720	30,788
South Jersey Industries, Inc. (Gas Utilities)	5,160	152,994
Southside Bancshares, Inc. (Banks)	1,548	50,496
SpartanNash Co. (Food & Staples Retailing)	2,408	67,424

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,010	$10,655
Spire, Inc. (Gas Utilities)	2,924	183,627
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,290	23,285
SPX Corp.* (Machinery)	2,666	50,681
SPX FLOW, Inc.* (Machinery)	2,666	66,890
Stage Stores, Inc. (Specialty Retail)	1,634	8,317
Standard Motor Products, Inc. (Auto Components)	1,290	63,082
Standex International Corp. (Machinery)	258	19,711
Stein Mart, Inc. (Specialty Retail)	1,978	11,908
Stepan Co. (Chemicals)	1,290	91,629
Sterling Bancorp (Banks)	2,752	49,536
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,806	60,320
Stewart Information Services Corp. (Insurance)	1,462	65,717
Stillwater Mining Co.* (Metals & Mining)	7,826	104,241
Strayer Education, Inc.* (Diversified Consumer Services)	688	40,358
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,548	20,109
SunCoke Energy, Inc. (Metals & Mining)	4,128	42,147
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,204	28,535
Superior Industries International, Inc. (Auto Components)	1,462	35,819
SUPERVALU, Inc.* (Food & Staples Retailing)	8,084	34,680
Sykes Enterprises, Inc.* (IT Services)	774	20,697
Tailored Brands, Inc. (Specialty Retail)	3,096	48,917
Tangoe, Inc.* (Software)	1,462	12,544
Team, Inc.* (Commercial Services & Supplies)	1,204	37,023
TeleTech Holdings, Inc. (IT Services)	258	7,250
Tennant Co. (Machinery)	602	37,896
Tesco Corp. (Energy Equipment & Services)	3,010	20,619
Tetra Tech, Inc. (Commercial Services & Supplies)	3,698	142,187
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,752	14,998
Texas Capital Bancshares, Inc.* (Banks)	1,290	76,497
The Andersons, Inc. (Food & Staples Retailing)	1,720	65,446
The Brink’s Co. (Commercial Services & Supplies)	2,838	112,243
The Buckle, Inc. (Specialty Retail)	1,806	37,655
The Cato Corp. - Class A (Specialty Retail)	1,634	48,481
The Chemours Co. (Chemicals)	11,696	192,164
The Children’s Place, Inc. (Specialty Retail)	1,204	91,443
The E.W. Scripps Co.* - Class A (Media)	2,064	27,369
The Ensign Group, Inc. (Health Care Providers & Services)	946	17,473
The Finish Line, Inc. - Class A (Specialty Retail)	2,666	52,494
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	4,816	115,391
The Greenbrier Cos., Inc. (Machinery)	1,806	56,889
The Marcus Corp. (Hotels, Restaurants & Leisure)	516	13,674
The Medicines Co.* (Pharmaceuticals)	1,806	59,508
The Navigators Group, Inc. (Insurance)	688	64,122
The Providence Service Corp.* (Health Care Providers & Services)	344	13,920
Tidewater, Inc. (Energy Equipment & Services)	3,010	5,207
Tile Shop Holdings, Inc.* (Specialty Retail)	602	10,204
TimkenSteel Corp.* (Metals & Mining)	2,494	25,564
Titan International, Inc. (Machinery)	2,838	28,919
TiVo Corp.* (Software)	7,826	155,345
Tompkins Financial Corp. (Banks)	258	20,454
TopBuild Corp.* (Household Durables)	1,032	31,094
Tredegar Corp. (Chemicals)	1,634	30,229
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	6,192	43,344
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,644	61,069
Tuesday Morning Corp.* (Multiline Retail)	2,838	14,048
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,548	71,503
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	1,548	32,957
UMB Financial Corp. (Banks)	2,838	176,098
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	946	27,198
UniFirst Corp. (Commercial Services & Supplies)	1,032	126,420
Unit Corp.* (Energy Equipment & Services)	3,354	57,454
United Bankshares, Inc. (Banks)	1,978	74,571
United Community Banks, Inc. (Banks)	1,290	27,825
United Fire Group, Inc. (Insurance)	602	23,791
United Insurance Holdings Corp. (Insurance)	1,118	16,211
Universal Corp. (Tobacco)	1,462	79,240
Universal Electronics, Inc.* (Household Durables)	516	36,197
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	258	15,145
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	860	18,490
VASCO Data Security International, Inc.* (Software)	946	13,008
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,580	55,986
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,290	17,247
Veritiv Corp.* (Trading Companies & Distributors)	516	27,838
Viad Corp. (Commercial Services & Supplies)	1,290	53,535
Viavi Solutions, Inc.* (Communications Equipment)	14,964	106,544
Vicor Corp.* (Electrical Equipment)	344	4,386
Virtus Investment Partners, Inc. (Capital Markets)	172	18,456
Vitamin Shoppe, Inc.* (Specialty Retail)	1,548	38,777
Wabash National Corp.* (Machinery)	1,978	22,253
WageWorks, Inc.* (Professional Services)	1,376	81,115

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watts Water Technologies, Inc. - Class A (Machinery)	1,032	$61,920
WCI Communities, Inc.* (Household Durables)	602	13,936
Westamerica Bancorp (Banks)	946	46,884
Winnebago Industries, Inc. (Automobiles)	688	19,436
Wintrust Financial Corp. (Banks)	3,354	180,947
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	6,364	135,870
World Acceptance Corp.* (Consumer Finance)	344	16,347
XO Group, Inc.* (Internet Software & Services)	688	12,659
Zumiez, Inc.* (Specialty Retail)	1,118	24,876
TOTAL COMMON STOCKS (Cost $16,906,056)		20,069,349

TOTAL INVESTMENT SECURITIES (Cost $16,906,056) - 100.0%		20,069,349
Net other assets (liabilities) - NM		5,454

NET ASSETS - 100.0%		$20,074,803

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$383,085	1.9%
Air Freight & Logistics	209,912	1.0%
Airlines	101,123	0.5%
Auto Components	258,599	1.3%
Automobiles	19,436	0.1%
Banks	1,543,918	7.7%
Biotechnology	55,195	0.3%
Building Products	110,140	0.5%
Capital Markets	233,999	1.2%
Chemicals	908,985	4.5%
Commercial Services & Supplies	936,545	4.7%
Communications Equipment	373,042	1.9%
Construction & Engineering	86,776	0.4%
Consumer Finance	331,150	1.6%
Containers & Packaging	16,581	0.1%
Distributors	48,642	0.2%
Diversified Consumer Services	175,765	0.9%
Diversified Telecommunication Services	201,075	1.0%
Electric Utilities	314,221	1.6%
Electrical Equipment	111,249	0.6%
Electronic Equipment, Instruments & Components	1,196,015	6.0%
Energy Equipment & Services	526,236	2.6%
Equity Real Estate Investment Trusts	1,184,639	5.9%
Food & Staples Retailing	167,550	0.8%
Food Products	314,597	1.6%
Gas Utilities	442,814	2.2%
Health Care Equipment & Supplies	319,948	1.6%
Health Care Providers & Services	526,656	2.6%
Health Care Technology	140,872	0.7%
Hotels, Restaurants & Leisure	546,459	2.7%
Household Durables	282,567	1.4%
Household Products	64,822	0.3%
Industrial Conglomerates	36,894	0.2%
Insurance	677,275	3.4%
Internet & Direct Marketing Retail	32,747	0.2%
Internet Software & Services	141,904	0.7%
IT Services	336,431	1.7%
Leisure Products	34,843	0.2%
Machinery	1,202,666	6.0%
Media	155,538	0.8%
Metals & Mining	354,804	1.8%
Mortgage Real Estate Investment Trusts	58,886	0.3%
Multiline Retail	86,209	0.4%
Multi-Utilities	170,899	0.9%
Oil, Gas & Consumable Fuels	259,449	1.3%
Paper & Forest Products	312,122	1.6%
Personal Products	54,103	0.3%
Pharmaceuticals	87,226	0.4%
Professional Services	208,903	1.0%
Real Estate Management & Development	44,036	0.2%
Road & Rail	234,006	1.2%
Semiconductors & Semiconductor Equipment	649,446	3.2%
Software	365,891	1.8%
Specialty Retail	1,148,934	5.7%
Technology Hardware, Storage & Peripherals	68,768	0.3%
Textiles, Apparel & Luxury Goods	392,400	2.0%
Thrifts & Mortgage Finance	365,098	1.8%
Tobacco	79,240	0.4%
Trading Companies & Distributors	248,368	1.2%
Water Utilities	106,365	0.5%
Wireless Telecommunication Services	23,285	0.1%
Other**	5,454	NM
Total	$20,074,803	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (99.8%)
8x8, Inc.* (Software)	5,736	$81,738
AAON, Inc. (Building Products)	2,629	78,739
Abaxis, Inc. (Health Care Equipment & Supplies)	956	45,639
Acadia Realty Trust (Equity Real Estate Investment Trusts)	5,019	169,091
Aceto Corp. (Health Care Providers & Services)	1,912	35,047
Acorda Therapeutics, Inc.* (Biotechnology)	2,868	50,764
Adeptus Health, Inc.* - Class A (Health Care Providers & Services)	717	21,596
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,673	79,802
AdvanSix, Inc.* (Chemicals)	956	15,258
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,107	54,683
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	478	4,613
Agree Realty Corp. (Equity Real Estate Investment Trusts)	956	46,223
Air Methods Corp.* (Health Care Providers & Services)	1,195	31,608
AK Steel Holding Corp.* (Metals & Mining)	9,799	50,955
Alamo Group, Inc. (Machinery)	239	15,516
Albany International Corp. - Class A (Machinery)	956	38,957
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,434	22,356
Allegiant Travel Co. (Airlines)	956	131,832
Almost Family, Inc.* (Health Care Providers & Services)	478	18,762
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,195	30,712
Amedisys, Inc.* (Health Care Providers & Services)	956	41,357
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,673	66,435
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	2,390	42,829
American States Water Co. (Water Utilities)	1,434	57,331
American Vanguard Corp. (Chemicals)	717	10,898
American Woodmark Corp.* (Building Products)	956	71,413
Ameris Bancorp (Banks)	2,151	78,081
AMERISAFE, Inc. (Insurance)	1,195	66,442
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,107	101,909
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,390	43,355
Analogic Corp. (Health Care Equipment & Supplies)	478	39,124
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	239	14,268
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	478	21,204
Apogee Enterprises, Inc. (Building Products)	1,912	77,914
Asbury Automotive Group, Inc.* (Specialty Retail)	478	24,354
ATN International, Inc. (Diversified Telecommunication Services)	239	16,166
AZZ, Inc. (Electrical Equipment)	1,673	89,087
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,585	66,789
B&G Foods, Inc. - Class A (Food Products)	4,302	182,404
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,195	38,419
Balchem Corp. (Chemicals)	2,151	163,260
Banc of California, Inc. (Banks)	2,390	31,787
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,629	20,506
Banner Corp. (Banks)	1,673	75,519
Barnes Group, Inc. (Machinery)	1,673	66,652
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,195	15,475
BioTelemetry, Inc.* (Health Care Providers & Services)	1,912	33,842
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	717	25,884
Blackbaud, Inc. (Software)	3,107	190,769
Blue Nile, Inc. (Internet & Direct Marketing Retail)	717	25,045
Bottomline Technologies, Inc.* (Software)	1,195	27,115
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	5,258	93,908
Brady Corp. - Class A (Commercial Services & Supplies)	1,434	47,465
Brookline Bancorp, Inc. (Banks)	2,629	33,651
CalAmp Corp.* (Communications Equipment)	1,434	18,527
Calavo Growers, Inc. (Food Products)	956	56,547
California Water Service Group (Water Utilities)	717	22,227
Callaway Golf Co. (Leisure Products)	3,824	39,043
Cal-Maine Foods, Inc. (Food Products)	1,912	73,899
Cambrex Corp.* (Life Sciences Tools & Services)	2,151	86,685
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,390	170,241
Cardinal Financial Corp. (Banks)	1,434	37,686
Cardtronics PLC* - Class A (IT Services)	2,151	107,549
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,629	37,016
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,151	72,768
Cavco Industries, Inc.* (Household Durables)	239	22,084
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,868	19,416
Central Pacific Financial Corp. (Banks)	1,195	30,628
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,434	43,092
Chemed Corp. (Health Care Providers & Services)	956	135,197
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	717	20,363
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,673	32,874
City Holding Co. (Banks)	478	24,985

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,673	$61,734
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	956	99,539
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	956	10,698
Columbia Banking System, Inc. (Banks)	2,629	86,810
Comfort Systems USA, Inc. (Construction & Engineering)	2,390	68,952
Community Bank System, Inc. (Banks)	1,673	78,815
Computer Programs & Systems, Inc. (Health Care Technology)	239	6,238
CONMED Corp. (Health Care Equipment & Supplies)	956	38,240
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,434	34,316
Cooper-Standard Holding, Inc.* (Auto Components)	478	43,627
Core-Mark Holding Co., Inc. (Distributors)	1,673	59,141
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	2,151	158,616
CorVel Corp.* (Health Care Providers & Services)	717	24,772
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,629	54,683
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,151	24,027
CryoLife, Inc. (Health Care Equipment & Supplies)	717	12,189
CSG Systems International, Inc. (IT Services)	1,673	63,624
CVB Financial Corp. (Banks)	4,302	72,188
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	1,434	61,160
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,390	98,827
Deltic Timber Corp. (Paper & Forest Products)	717	40,281
Depomed, Inc.* (Pharmaceuticals)	4,063	90,849
DHI Group, Inc.* (Internet Software & Services)	2,151	12,261
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,931	63,419
Digi International, Inc.* (Communications Equipment)	956	8,747
DineEquity, Inc. (Hotels, Restaurants & Leisure)	478	37,810
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,151	49,839
Dorman Products, Inc.* (Auto Components)	1,195	76,767
Drew Industries, Inc. (Auto Components)	1,673	149,816
DTS, Inc. (Electronic Equipment, Instruments & Components)	717	30,365
Eagle Pharmaceuticals, Inc.* (Biotechnology)	478	26,711
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,195	81,152
Ebix, Inc. (Software)	1,434	80,304
eHealth, Inc.* (Insurance)	239	1,871
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,151	91,482
Emergent BioSolutions, Inc.* (Biotechnology)	2,151	57,475
Employers Holdings, Inc. (Insurance)	2,151	67,434
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	239	21,880
ESCO Technologies, Inc. (Machinery)	956	42,590
Evercore Partners, Inc. - Class A (Capital Markets)	2,390	128,462
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,195	10,779
ExlService Holdings, Inc.* (IT Services)	2,151	94,709
Exponent, Inc. (Professional Services)	1,673	95,779
Fabrinet* (Electronic Equipment, Instruments & Components)	2,390	90,724
Federal Signal Corp. (Machinery)	2,629	32,284
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	956	25,238
Financial Engines, Inc. (Capital Markets)	3,346	92,517
First Commonwealth Financial Corp. (Banks)	3,824	38,852
First Financial Bankshares, Inc. (Banks)	4,302	155,732
First Midwest Bancorp, Inc. (Banks)	5,258	101,532
First NBC Bank Holding Co.* (Banks)	717	3,872
Five Below, Inc.* (Specialty Retail)	1,434	53,890
Forestar Group, Inc.* (Real Estate Management & Development)	717	7,887
Forrester Research, Inc. (IT Services)	239	8,903
Forward Air Corp. (Air Freight & Logistics)	1,434	59,253
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,824	76,786
Fox Factory Holding Corp.* (Auto Components)	1,434	31,118
Francesca’s Holdings Corp.* (Specialty Retail)	2,629	42,248
Franklin Electric Co., Inc. (Machinery)	956	34,846
G & K Services, Inc. - Class A (Commercial Services & Supplies)	717	67,900
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,673	26,500
Gentherm, Inc.* (Auto Components)	2,390	67,279
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,195	27,162
Gibraltar Industries, Inc.* (Building Products)	956	37,188
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,673	43,699
Glacier Bancorp, Inc. (Banks)	3,346	94,558
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,434	27,447
Great Western Bancorp, Inc. (Banks)	2,151	69,348
Greenhill & Co., Inc. (Capital Markets)	717	16,814
Griffon Corp. (Building Products)	1,912	31,930
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,434	47,910
Hanmi Financial Corp. (Banks)	2,151	53,775
Hawaiian Holdings, Inc.* (Airlines)	3,346	150,654
HCI Group, Inc. (Insurance)	239	6,479
Headwaters, Inc.* (Construction Materials)	4,780	78,392

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Healthcare Services Group, Inc. (Commercial Services & Supplies)	4,780	$176,716
HealthEquity, Inc.* (Health Care Providers & Services)	1,673	55,594
HealthStream, Inc.* (Health Care Technology)	1,673	45,121
Heartland Express, Inc. (Road & Rail)	1,434	26,386
Heidrick & Struggles International, Inc. (Professional Services)	1,195	22,108
HFF, Inc. - Class A (Real Estate Management & Development)	2,151	57,281
Hillenbrand, Inc. (Machinery)	2,868	87,044
Home BancShares, Inc. (Banks)	7,887	169,649
Hope Bancorp, Inc. (Banks)	8,126	131,154
ICU Medical, Inc.* (Health Care Equipment & Supplies)	717	99,878
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,585	99,663
Impax Laboratories, Inc.* (Pharmaceuticals)	4,780	96,078
Independent Bank Corp. (Banks)	1,195	65,904
Ingevity Corp.* (Chemicals)	2,629	108,841
Innospec, Inc. (Chemicals)	1,434	86,399
Inogen, Inc.* (Health Care Equipment & Supplies)	717	38,481
Insperity, Inc. (Professional Services)	717	53,918
Installed Building Products, Inc.* (Household Durables)	1,195	39,495
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,195	26,350
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,912	152,023
Inteliquent, Inc. (Diversified Telecommunication Services)	956	16,051
Interactive Brokers Group, Inc. - Class A (Capital Markets)	2,868	95,189
Interactive Intelligence Group, Inc.* (Software)	478	28,895
Interface, Inc. (Commercial Services & Supplies)	4,063	64,399
Investment Technology Group, Inc. (Capital Markets)	1,195	18,295
iRobot Corp.* (Household Durables)	717	36,352
Ixia* (Communications Equipment)	2,629	31,417
J & J Snack Foods Corp. (Food Products)	717	87,582
John Bean Technologies Corp. (Machinery)	1,912	152,674
Kaiser Aluminum Corp. (Metals & Mining)	717	51,975
KapStone Paper & Packaging Corp. (Paper & Forest Products)	3,824	69,368
Knight Transportation, Inc. (Road & Rail)	2,151	62,916
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,824	7,992
Korn/Ferry International (Professional Services)	3,585	73,098
Landauer, Inc. (Health Care Providers & Services)	478	20,793
Lannett Co., Inc.* (Pharmaceuticals)	1,912	41,873
La-Z-Boy, Inc. (Household Durables)	1,434	33,556
LegacyTexas Financial Group, Inc. (Banks)	2,629	89,938
LendingTree, Inc.* (Thrifts & Mortgage Finance)	478	38,168
Lgi Homes, Inc.* (Household Durables)	1,195	35,563
LHC Group, Inc.* (Health Care Providers & Services)	956	32,762
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,195	114,397
Lithia Motors, Inc. - Class A (Specialty Retail)	1,434	123,009
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	956	133,363
LivePerson, Inc.* (Internet Software & Services)	1,195	10,158
LogMeIn, Inc. (Internet Software & Services)	1,673	158,934
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,673	83,834
Lumentum Holdings, Inc.* (Communications Equipment)	1,434	48,182
Luminex Corp.* (Life Sciences Tools & Services)	2,629	54,762
Lydall, Inc.* (Machinery)	1,195	55,866
M.D.C. Holdings, Inc. (Household Durables)	1,195	28,333
M/I Homes, Inc.* (Household Durables)	717	15,423
Maiden Holdings, Ltd. (Insurance)	1,434	19,574
MarineMax, Inc.* (Specialty Retail)	956	19,072
Masimo Corp.* (Health Care Equipment & Supplies)	2,868	157,741
Matrix Service Co.* (Energy Equipment & Services)	956	16,921
Matson, Inc. (Marine)	2,868	114,548
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,151	128,845
Medidata Solutions, Inc.* (Health Care Technology)	3,585	172,044
Medifast, Inc. (Personal Products)	239	9,813
Mercury Systems, Inc.* (Aerospace & Defense)	1,673	46,476
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,912	31,452
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,868	62,953
Meritage Homes Corp.* (Household Durables)	2,390	73,970
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,390	74,568
MicroStrategy, Inc.* - Class A (Software)	239	46,560
MiMedx Group, Inc.* (Biotechnology)	6,453	57,496
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,673	84,403
Mobile Mini, Inc. (Commercial Services & Supplies)	1,434	36,352
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,063	45,302
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	717	16,957
Monotype Imaging Holdings, Inc. (Software)	1,434	27,389
Monro Muffler Brake, Inc. (Specialty Retail)	2,151	118,305
Monster Worldwide, Inc.* (Internet Software & Services)	2,868	9,780
Motorcar Parts of America, Inc.* (Auto Components)	717	18,814

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	478	$22,729
Multi-Color Corp. (Commercial Services & Supplies)	478	31,034
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	717	14,978
National Presto Industries, Inc. (Aerospace & Defense)	239	20,853
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,151	84,642
Nautilus, Inc.* (Leisure Products)	1,912	33,651
Navigant Consulting, Inc.* (Professional Services)	1,673	39,148
NBT Bancorp, Inc. (Banks)	1,434	48,340
Neenah Paper, Inc. (Paper & Forest Products)	717	57,288
Nektar Therapeutics* (Pharmaceuticals)	9,560	118,543
Neogen Corp.* (Health Care Equipment & Supplies)	2,390	125,929
NETGEAR, Inc.* (Communications Equipment)	1,434	72,418
NIC, Inc. (Internet Software & Services)	4,063	93,246
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,434	3,011
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,868	47,179
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	1,912	60,610
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,195	32,683
Omnicell, Inc.* (Health Care Technology)	2,390	77,974
On Assignment, Inc.* (Professional Services)	3,107	106,912
Opus Bank (Banks)	1,195	23,960
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,673	26,182
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,195	83,805
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	478	29,980
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,673	126,227
Parkway, Inc.* (Equity Real Estate Investment Trusts)	1,673	30,147
Patrick Industries, Inc.* (Building Products)	717	41,120
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,629	161,237
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,673	32,640
Perficient, Inc.* (IT Services)	1,195	22,239
PetMed Express, Inc. (Internet & Direct Marketing Retail)	717	14,247
PGT, Inc.* (Building Products)	3,107	30,449
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,195	31,010
Pinnacle Financial Partners, Inc. (Banks)	2,868	147,989
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,434	76,547
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,195	77,018
PRA Group, Inc.* (Consumer Finance)	1,912	60,993
ProAssurance Corp. (Insurance)	1,912	101,910
Progress Software Corp.* (Software)	1,912	51,452
Proto Labs, Inc.* (Machinery)	1,673	74,783
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	717	78,719
Quaker Chemical Corp. (Chemicals)	478	51,385
Quality Systems, Inc. (Health Care Technology)	1,673	21,565
Qualys, Inc.* (Software)	1,195	44,514
Quanex Building Products Corp. (Building Products)	1,434	23,374
Quorum Health Corp.* (Health Care Providers & Services)	717	2,897
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	7,170	87,402
Raven Industries, Inc. (Industrial Conglomerates)	717	15,380
RE/MAX Holdings, Inc. (Real Estate Management & Development)	239	10,385
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	478	21,988
Repligen Corp.* (Biotechnology)	2,151	61,454
Resources Connection, Inc. (Professional Services)	1,434	21,295
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	6,931	139,382
RLI Corp. (Insurance)	2,390	133,219
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,434	25,955
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,912	30,305
S&T Bancorp, Inc. (Banks)	1,434	45,013
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	478	28,909
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,912	17,112
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,434	17,782
Select Comfort Corp.* (Specialty Retail)	1,912	36,691
Selective Insurance Group, Inc. (Insurance)	1,912	70,648
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,673	40,487
ServisFirst Bancshares, Inc. (Banks)	1,434	77,637
Shutterstock, Inc.* (Internet Software & Services)	478	28,197
Simmons First National Corp. - Class A (Banks)	1,912	94,357
Simpson Manufacturing Co., Inc. (Building Products)	1,673	71,604
Sonic Corp. (Hotels, Restaurants & Leisure)	3,107	71,181
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,434	5,076
Sps Commerce, Inc.* (Internet Software & Services)	1,195	74,544
Stamps.com, Inc.* (Internet Software & Services)	956	93,258
Standex International Corp. (Machinery)	478	36,519
Sterling Bancorp (Banks)	5,736	103,248
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,673	55,878

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sturm, Ruger & Co., Inc. (Leisure Products)	1,195	$73,493
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	4,063	52,778
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,195	28,322
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,107	61,519
SUPERVALU, Inc.* (Food & Staples Retailing)	9,082	38,962
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,673	71,588
SurModics, Inc.* (Health Care Equipment & Supplies)	956	23,804
Sykes Enterprises, Inc.* (IT Services)	1,912	51,127
Synchronoss Technologies, Inc.* (Software)	2,629	96,511
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	12,906	88,277
Take-Two Interactive Software, Inc.* (Software)	5,497	244,011
TASER International, Inc.* (Aerospace & Defense)	3,346	74,883
Team, Inc.* (Commercial Services & Supplies)	717	22,048
TeleTech Holdings, Inc. (IT Services)	717	20,148
Tennant Co. (Machinery)	478	30,090
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	3,107	115,269
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,107	16,933
Texas Capital Bancshares, Inc.* (Banks)	1,673	99,209
The E.W. Scripps Co.* - Class A (Media)	1,673	22,184
The Ensign Group, Inc. (Health Care Providers & Services)	2,151	39,729
The Marcus Corp. (Hotels, Restaurants & Leisure)	717	19,001
The Medicines Co.* (Pharmaceuticals)	2,629	86,626
The Providence Service Corp.* (Health Care Providers & Services)	478	19,342
Tile Shop Holdings, Inc.* (Specialty Retail)	1,434	24,306
Tompkins Financial Corp. (Banks)	478	37,896
TopBuild Corp.* (Household Durables)	1,434	43,206
Trex Co., Inc.* (Building Products)	1,912	102,885
TrueBlue, Inc.* (Professional Services)	2,629	46,008
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	717	40,797
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,629	121,434
United Bankshares, Inc. (Banks)	2,390	90,103
United Community Banks, Inc. (Banks)	3,346	72,173
United Fire Group, Inc. (Insurance)	717	28,336
Universal Electronics, Inc.* (Household Durables)	478	33,532
Universal Forest Products, Inc. (Building Products)	1,195	102,758
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	478	28,059
Universal Insurance Holdings, Inc. (Insurance)	2,151	45,816
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	956	20,554
US Concrete, Inc.* (Construction Materials)	956	47,704
US Ecology, Inc. (Commercial Services & Supplies)	1,434	60,587
VASCO Data Security International, Inc.* (Software)	956	13,145
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	1,195	54,492
Vicor Corp.* (Electrical Equipment)	717	9,142
Virtus Investment Partners, Inc. (Capital Markets)	239	25,645
Virtusa Corp.* (IT Services)	1,673	31,687
Wabash National Corp.* (Machinery)	2,151	24,199
WageWorks, Inc.* (Professional Services)	956	56,356
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,673	40,269
Watts Water Technologies, Inc. - Class A (Machinery)	717	43,020
WCI Communities, Inc.* (Household Durables)	956	22,131
WD-40 Co. (Household Products)	956	101,934
Westamerica Bancorp (Banks)	717	35,535
Winnebago Industries, Inc. (Automobiles)	956	27,007
World Wrestling Entertainment, Inc. - Class A (Media)	2,390	42,255
XO Group, Inc.* (Internet Software & Services)	956	17,590
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	2,390	79,109
TOTAL COMMON STOCKS (Cost $17,997,247)		20,277,592

TOTAL INVESTMENT SECURITIES (Cost $17,997,247) - 99.8%		20,277,592
Net other assets (liabilities) - 0.2%		38,051

NET ASSETS - 100.0%		$20,315,643

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$196,895	1.0%
Air Freight & Logistics	59,253	0.3%
Airlines	282,486	1.4%
Auto Components	430,250	2.1%
Automobiles	27,007	0.1%
Banks	2,399,923	11.8%
Biotechnology	449,387	2.2%
Building Products	669,374	3.3%
Capital Markets	376,922	1.9%
Chemicals	436,041	2.1%
Commercial Services & Supplies	635,346	3.1%
Communications Equipment	179,291	0.9%
Construction & Engineering	68,952	0.3%
Construction Materials	126,096	0.6%
Consumer Finance	60,993	0.3%
Distributors	59,141	0.3%
Diversified Telecommunication Services	187,641	0.9%
Electrical Equipment	98,229	0.5%
Electronic Equipment, Instruments & Components	699,668	3.4%
Energy Equipment & Services	155,288	0.8%
Equity Real Estate Investment Trusts	1,267,785	6.2%
Food & Staples Retailing	38,962	0.2%
Food Products	400,433	2.0%
Health Care Equipment & Supplies	1,372,560	6.8%
Health Care Providers & Services	801,458	3.9%
Health Care Technology	322,942	1.6%
Hotels, Restaurants & Leisure	697,493	3.4%
Household Durables	383,645	1.9%
Household Products	101,934	0.5%
Industrial Conglomerates	15,380	0.1%
Insurance	541,729	2.7%
Internet & Direct Marketing Retail	99,902	0.5%
Internet Software & Services	497,968	2.5%
IT Services	399,986	2.0%
Leisure Products	146,187	0.7%
Life Sciences Tools & Services	163,803	0.8%
Machinery	735,040	3.6%
Marine	114,548	0.6%
Media	64,439	0.3%
Metals & Mining	102,930	0.5%
Multiline Retail	32,683	0.2%
Oil, Gas & Consumable Fuels	325,293	1.6%
Paper & Forest Products	166,937	0.8%
Personal Products	9,813	NM
Pharmaceuticals	601,233	3.0%
Professional Services	514,622	2.5%
Real Estate Management & Development	75,553	0.4%
Road & Rail	89,302	0.4%
Semiconductors & Semiconductor Equipment	597,875	2.9%
Software	932,404	4.6%
Specialty Retail	441,875	2.2%
Technology Hardware, Storage & Peripherals	174,487	0.9%
Textiles, Apparel & Luxury Goods	129,557	0.6%
Thrifts & Mortgage Finance	239,093	1.2%
Water Utilities	79,558	0.4%
Other**	38,051	0.2%
Total	$20,315,643	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (100.4%)
ArcelorMittal*NYS (Metals & Mining)	15,010	$101,017
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,659	175,224
AstraZeneca PLCADR (Pharmaceuticals)	7,268	205,830
Banco Santander S.A.ADR (Banks)	35,866	173,591
Barclays PLCADR (Banks)	15,642	144,219
BP PLCADR (Oil, Gas & Consumable Fuels)	8,374	297,696
British American Tobacco PLCADR (Tobacco)	1,501	172,450
CRH PLCADR (Construction Materials)	5,530	178,619
Criteo S.A.*ADR (Internet Software & Services)	3,634	131,369
Diageo PLCADR (Beverages)	1,580	169,897
EricssonADR (Communications Equipment)	16,511	80,409
GlaxoSmithKline PLCADR (Pharmaceuticals)	5,530	221,255
HSBC Holdings PLCADR (Banks)	8,927	335,924
ING Groep N.V.ADR (Banks)	16,590	217,495
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	6,241	187,417
Lloyds Banking Group PLCADR (Banks)	41,554	117,182
National Grid PLCADR (Multi-Utilities)	3,160	206,727
Nokia Corp.ADR (Communications Equipment)	23,305	104,406
Prudential PLCADR (Insurance)	6,636	217,196
Rio Tinto PLCADR (Metals & Mining)	8,058	280,821
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	7,031	350,214
Ryanair Holdings PLC*ADR (Airlines)	2,370	177,963
S.A.P. SEADR (Software)	3,871	340,029
SanofiADR (Pharmaceuticals)	3,555	138,254
Statoil ASAADR (Oil, Gas & Consumable Fuels)	12,798	207,840
Telefonica S.A.ADR (Diversified Telecommunication Services)	16,906	171,427
Tenaris S.A.ADR (Energy Equipment & Services)	10,033	282,931
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	6,399	305,488
Unilever N.V.NYS (Personal Products)	6,557	274,214
Vodafone Group PLCADR (Wireless Telecommunication Services)	8,137	226,534
TOTAL COMMON STOCKS (Cost $5,331,213)		6,193,638

TOTAL INVESTMENT SECURITIES (Cost $5,331,213) - 100.4%		6,193,638
Net other assets (liabilities) - (0.4)%		(27,162)

NET ASSETS - 100.0%		$6,166,476

*                           Non-income producing security

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Airlines	$177,963	2.9%
Banks	988,411	16.0%
Beverages	169,897	2.8%
Communications Equipment	184,815	3.0%
Construction Materials	178,619	2.9%
Diversified Telecommunication Services	171,427	2.8%
Energy Equipment & Services	282,931	4.6%
Industrial Conglomerates	187,417	3.0%
Insurance	217,196	3.5%
Internet Software & Services	131,369	2.1%
Metals & Mining	381,839	6.2%
Multi-Utilities	206,727	3.4%
Oil, Gas & Consumable Fuels	1,161,237	18.8%
Personal Products	274,214	4.4%
Pharmaceuticals	565,339	9.2%
Semiconductors & Semiconductor Equipment	175,224	2.8%
Software	340,029	5.5%
Tobacco	172,450	2.8%
Wireless Telecommunication Services	226,534	3.7%
Other**	(27,162)	(0.4)%
Total	$6,166,476	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2016:

	Value	% of Net Assets
Finland	$104,406	1.7%
France	575,111	9.3%
Germany	340,029	5.5%
Ireland	356,582	5.8%
Luxembourg	383,948	6.2%
Netherlands	930,350	15.1%
Norway	207,840	3.4%
Spain	345,018	5.6%
Sweden	80,409	1.3%
United Kingdom	2,869,945	46.5%
Other**	(27,162)	(0.4)%
Total	$6,166,476	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (55.8%)
3M Co. (Industrial Conglomerates)	1,617	$267,290
Abbott Laboratories (Health Care Equipment & Supplies)	3,927	154,095
AbbVie, Inc. (Biotechnology)	4,356	242,978
Accenture PLC - Class A (IT Services)	1,650	191,796
Activision Blizzard, Inc. (Software)	1,815	78,354
Acuity Brands, Inc. (Electrical Equipment)	132	29,511
Adient PLC* (Auto Components)	1	36
Adobe Systems, Inc.* (Software)	1,320	141,913
Advance Auto Parts, Inc. (Specialty Retail)	198	27,736
Aetna, Inc. (Health Care Providers & Services)	924	99,191
Affiliated Managers Group, Inc.* (Capital Markets)	132	17,511
Aflac, Inc. (Insurance)	1,089	74,999
Agilent Technologies, Inc. (Life Sciences Tools & Services)	858	37,383
Air Products & Chemicals, Inc. (Chemicals)	561	74,849
Akamai Technologies, Inc.* (Internet Software & Services)	462	32,095
Alaska Air Group, Inc. (Airlines)	330	23,833
Albemarle Corp. (Chemicals)	297	24,814
Alexion Pharmaceuticals, Inc.* (Biotechnology)	594	77,517
Allegion PLC (Building Products)	264	16,854
Allergan PLC* (Pharmaceuticals)	1,056	220,641
Alliance Data Systems Corp.* (IT Services)	165	33,738
Alliant Energy Corp. (Electric Utilities)	594	22,602
Aloca, Inc. (Aerospace & Defense)	1,155	33,172
Alphabet, Inc.* - Class A (Internet Software & Services)	792	641,441
Alphabet, Inc.* - Class C (Internet Software & Services)	792	621,356
Altria Group, Inc. (Tobacco)	5,214	344,750
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,056	834,050
Ameren Corp. (Multi-Utilities)	660	32,967
American Airlines Group, Inc. (Airlines)	1,419	57,611
American Electric Power Co., Inc. (Electric Utilities)	1,320	85,589
American Express Co. (Consumer Finance)	2,079	138,088
American International Group, Inc. (Insurance)	2,706	166,959
American Tower Corp. (Equity Real Estate Investment Trusts)	1,122	131,488
American Water Works Co., Inc. (Water Utilities)	462	34,206
Ameriprise Financial, Inc. (Capital Markets)	429	37,919
AmerisourceBergen Corp. (Health Care Providers & Services)	495	34,808
AMETEK, Inc. (Electrical Equipment)	627	27,651
Amgen, Inc. (Biotechnology)	1,980	279,496
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	825	54,392
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,353	80,422
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	825	52,883
Anthem, Inc. (Health Care Providers & Services)	693	84,449
Aon PLC (Insurance)	693	76,805
Apache Corp. (Oil, Gas & Consumable Fuels)	1,023	60,848
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	429	18,906
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,355	1,629,867
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,871	83,489
Archer-Daniels-Midland Co. (Food Products)	1,551	67,577
Arthur J. Gallagher & Co. (Insurance)	462	22,282
Assurant, Inc. (Insurance)	165	13,286
AT&T, Inc. (Diversified Telecommunication Services)	16,401	603,392
Autodesk, Inc.* (Software)	528	38,164
Automatic Data Processing, Inc. (IT Services)	1,221	106,300
AutoNation, Inc.* (Specialty Retail)	165	7,239
AutoZone, Inc.* (Specialty Retail)	66	48,983
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	363	62,138
Avery Dennison Corp. (Containers & Packaging)	231	16,121
Baker Hughes, Inc. (Energy Equipment & Services)	1,155	63,987
Ball Corp. (Containers & Packaging)	462	35,606
Bank of America Corp. (Banks)	27,192	448,668
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	198	42,903
Baxter International, Inc. (Health Care Equipment & Supplies)	1,320	62,819
BB&T Corp. (Banks)	2,178	85,378
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	561	94,198
Bed Bath & Beyond, Inc. (Specialty Retail)	396	16,006
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,049	728,571
Best Buy Co., Inc. (Specialty Retail)	726	28,249
Biogen, Inc.* (Biotechnology)	594	166,427
BlackRock, Inc. (Capital Markets)	330	112,609
BorgWarner, Inc. (Auto Components)	528	18,924
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	396	47,710
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,630	79,860
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,455	226,804
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,056	179,816
Brown-Forman Corp. - Class B (Beverages)	495	22,854
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	396	26,976
CA, Inc. (Software)	825	25,361
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,254	26,184
Campbell Soup Co. (Food Products)	528	28,692
Capital One Financial Corp. (Consumer Finance)	1,353	100,176
Cardinal Health, Inc. (Health Care Providers & Services)	858	58,936
CarMax, Inc.* (Specialty Retail)	495	24,720
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,155	56,711

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery)	1,551	$129,445
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	792	20,402
CBS Corp. - Class B (Media)	1,089	61,659
Celgene Corp.* (Biotechnology)	2,079	212,432
Centene Corp.* (Health Care Providers & Services)	462	28,866
CenterPoint Energy, Inc. (Multi-Utilities)	1,155	26,334
CenturyLink, Inc. (Diversified Telecommunication Services)	1,452	38,594
Cerner Corp.* (Health Care Technology)	792	46,395
CF Industries Holdings, Inc. (Chemicals)	627	15,054
Charter Communications, Inc.* - Class A (Media)	594	148,435
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,749	9,637
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,016	525,426
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	66	23,810
Chubb, Ltd. (Insurance)	1,254	159,258
Church & Dwight Co., Inc. (Household Products)	693	33,444
Cigna Corp. (Health Care Providers & Services)	693	82,349
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	264	34,090
Cincinnati Financial Corp. (Insurance)	396	28,029
Cintas Corp. (Commercial Services & Supplies)	231	24,641
Cisco Systems, Inc. (Communications Equipment)	13,398	411,050
Citigroup, Inc. (Banks)	7,755	381,158
Citizens Financial Group, Inc. (Banks)	1,386	36,507
Citrix Systems, Inc.* (Software)	429	36,379
CME Group, Inc. (Capital Markets)	891	89,189
CMS Energy Corp. (Multi-Utilities)	759	31,992
Coach, Inc. (Textiles, Apparel & Luxury Goods)	759	27,241
Cognizant Technology Solutions Corp.* (IT Services)	1,617	83,033
Colgate-Palmolive Co. (Household Products)	2,376	169,551
Comcast Corp. - Class A (Media)	6,402	395,771
Comerica, Inc. (Banks)	462	24,066
ConAgra Foods, Inc. (Food Products)	1,122	54,058
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	363	46,079
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,300	143,385
Consolidated Edison, Inc. (Multi-Utilities)	825	62,329
Constellation Brands, Inc. - Class A (Beverages)	462	77,209
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,772	62,952
Costco Wholesale Corp. (Food & Staples Retailing)	1,155	170,790
Coty, Inc. (Personal Products)	1,254	28,829
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	891	81,072
CSRA, Inc. (IT Services)	396	9,936
CSX Corp. (Road & Rail)	2,508	76,519
Cummins, Inc. (Machinery)	429	54,835
CVS Health Corp. (Food & Staples Retailing)	2,838	238,676
D.R. Horton, Inc. (Household Durables)	891	25,688
Danaher Corp. (Health Care Equipment & Supplies)	1,617	127,015
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	330	21,381
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	429	25,148
Deere & Co. (Machinery)	759	67,020
Delphi Automotive PLC (Auto Components)	726	47,241
Delta Air Lines, Inc. (Airlines)	2,013	84,083
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	627	36,096
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,386	52,516
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	396	36,998
Discover Financial Services (Consumer Finance)	1,089	61,343
Discovery Communications, Inc.* - Class A (Media)	396	10,340
Discovery Communications, Inc.* - Class C (Media)	594	14,915
Dollar General Corp. (Multiline Retail)	693	47,879
Dollar Tree, Inc.* (Multiline Retail)	627	47,370
Dominion Resources, Inc. (Multi-Utilities)	1,683	126,561
Dover Corp. (Machinery)	429	28,696
Dr. Pepper Snapple Group, Inc. (Beverages)	495	43,456
DTE Energy Co. (Multi-Utilities)	462	44,357
Duke Energy Corp. (Electric Utilities)	1,848	147,877
E*TRADE Financial Corp.* (Capital Markets)	726	20,444
E.I. du Pont de Nemours & Co. (Chemicals)	2,343	161,176
Eastman Chemical Co. (Chemicals)	396	28,476
Eaton Corp. PLC (Electrical Equipment)	1,221	77,863
eBay, Inc.* (Internet Software & Services)	2,805	79,971
Ecolab, Inc. (Chemicals)	693	79,120
Edison International (Electric Utilities)	858	63,046
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	561	53,418
Electronic Arts, Inc.* (Software)	792	62,188
Eli Lilly & Co. (Pharmaceuticals)	2,574	190,064
Emerson Electric Co. (Electrical Equipment)	1,716	86,967
Endo International PLC* (Pharmaceuticals)	528	9,900
Entergy Corp. (Electric Utilities)	462	34,040
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,452	131,290
EQT Corp. (Oil, Gas & Consumable Fuels)	462	30,492
Equifax, Inc. (Professional Services)	330	40,910
Equinix, Inc. (Equity Real Estate Investment Trusts)	198	70,741
Equity Residential (Equity Real Estate Investment Trusts)	990	61,133
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	165	35,325
Eversource Energy (Electric Utilities)	858	47,241
Exelon Corp. (Electric Utilities)	2,475	84,323
Expedia, Inc. (Internet & Direct Marketing Retail)	330	42,646

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Expeditors International of Washington, Inc. (Air Freight & Logistics)	495		$25,478
Express Scripts Holding Co.* (Health Care Providers & Services)	1,683		113,434
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	330		24,140
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,055		921,103
F5 Networks, Inc.* (Communications Equipment)	165		22,805
Facebook, Inc.* - Class A (Internet Software & Services)	6,204		812,662
Fastenal Co. (Trading Companies & Distributors)	759		29,586
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	198		28,756
FedEx Corp. (Air Freight & Logistics)	660		115,051
Fidelity National Information Services, Inc. (IT Services)	858		63,423
Fifth Third Bancorp (Banks)	2,046		44,521
First Horizon National Corp. (Banks)	—	(a)	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	198		8,017
FirstEnergy Corp. (Electric Utilities)	1,122		38,473
Fiserv, Inc.* (IT Services)	594		58,497
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	363		11,950
Flowserve Corp. (Machinery)	363		15,373
Fluor Corp. (Construction & Engineering)	363		18,873
FMC Corp. (Chemicals)	363		17,021
FMC Technologies, Inc.* (Energy Equipment & Services)	594		19,168
Foot Locker, Inc. (Specialty Retail)	363		24,238
Ford Motor Co. (Automobiles)	10,395		122,038
Fortive Corp. (Machinery)	792		40,432
Fortune Brands Home & Security, Inc. (Building Products)	396		21,633
Franklin Resources, Inc. (Capital Markets)	924		31,102
Freeport-McMoRan, Inc.* (Metals & Mining)	3,267		36,525
Frontier Communications Corp. (Diversified Telecommunication Services)	3,135		12,603
Garmin, Ltd. (Household Durables)	297		14,363
General Dynamics Corp. (Aerospace & Defense)	759		114,412
General Electric Co. (Industrial Conglomerates)	23,892		695,257
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	1,551		38,697
General Mills, Inc. (Food Products)	1,584		98,176
General Motors Co. (Automobiles)	3,795		119,922
Genuine Parts Co. (Distributors)	396		35,874
Gilead Sciences, Inc. (Biotechnology)	3,531		259,988
Global Payments, Inc. (IT Services)	396		28,718
H & R Block, Inc. (Diversified Consumer Services)	594		13,644
Halliburton Co. (Energy Equipment & Services)	2,310		106,260
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,023		26,291
Harley-Davidson, Inc. (Automobiles)	462		26,343
Harman International Industries, Inc. (Household Durables)	198		15,783
Harris Corp. (Communications Equipment)	330		29,439
Hartford Financial Services Group, Inc. (Insurance)	1,023		45,125
Hasbro, Inc. (Leisure Products)	297		24,773
HCA Holdings, Inc.* (Health Care Providers & Services)	792		60,612
HCP, Inc. (Equity Real Estate Investment Trusts)	1,254		42,950
Helmerich & Payne, Inc. (Energy Equipment & Services)	297		18,744
Henry Schein, Inc.* (Health Care Providers & Services)	231		34,465
Hess Corp. (Oil, Gas & Consumable Fuels)	726		34,826
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,422		99,362
Hologic, Inc.* (Health Care Equipment & Supplies)	726		26,143
Honeywell International, Inc. (Industrial Conglomerates)	2,013		220,786
Hormel Foods Corp. (Food Products)	726		27,951
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,980		30,650
HP, Inc. (Technology Hardware, Storage & Peripherals)	4,554		65,987
Humana, Inc. (Health Care Providers & Services)	396		67,926
Huntington Bancshares, Inc. (Banks)	2,904		30,782
Illinois Tool Works, Inc. (Machinery)	858		97,443
Illumina, Inc.* (Life Sciences Tools & Services)	396		53,911
Ingersoll-Rand PLC (Machinery)	693		46,632
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,606		439,570
Intercontinental Exchange, Inc. (Capital Markets)	330		89,229
International Business Machines Corp. (IT Services)	2,310		355,024
International Flavors & Fragrances, Inc. (Chemicals)	198		25,894
International Paper Co. (Containers & Packaging)	1,089		49,038
Intuit, Inc. (Software)	660		71,768
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	99		66,536
Invesco, Ltd. (Capital Markets)	1,089		30,590
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	660		22,262
J.B. Hunt Transport Services, Inc. (Road & Rail)	231		18,852
Jacobs Engineering Group, Inc.* (Construction & Engineering)	330		17,021
Johnson & Johnson (Pharmaceuticals)	7,293		845,916
Johnson Controls International PLC* (Building Products)	2,508		101,123
JPMorgan Chase & Co. (Banks)	9,636		667,390
Juniper Networks, Inc. (Communications Equipment)	1,023		26,946
Kansas City Southern Industries, Inc. (Road & Rail)	297		26,065
Kellogg Co. (Food Products)	660		49,586
KeyCorp (Banks)	2,871		40,539
Kimberly-Clark Corp. (Household Products)	957		109,490
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,122		29,856

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,115	$104,499
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	429	32,222
Kohl’s Corp. (Multiline Retail)	495	21,656
L Brands, Inc. (Specialty Retail)	627	45,263
L-3 Communications Holdings, Inc. (Aerospace & Defense)	198	27,114
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	264	33,090
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	429	41,553
Legg Mason, Inc. (Capital Markets)	231	6,634
Leggett & Platt, Inc. (Household Durables)	363	16,654
Lennar Corp. - Class A (Household Durables)	495	20,637
Leucadia National Corp. (Diversified Financial Services)	858	16,019
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	792	44,471
Lincoln National Corp. (Insurance)	627	30,779
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	627	37,658
LKQ Corp.* (Distributors)	825	26,631
Lockheed Martin Corp. (Aerospace & Defense)	660	162,611
Loews Corp. (Insurance)	726	31,240
Lowe’s Cos., Inc. (Specialty Retail)	2,343	156,161
LyondellBasell Industries N.V. - Class A (Chemicals)	924	73,504
M&T Bank Corp. (Banks)	429	52,651
Macy’s, Inc. (Multiline Retail)	825	30,104
Mallinckrodt PLC* (Pharmaceuticals)	297	17,600
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,244	29,576
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,419	61,854
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	859	58,980
Marsh & McLennan Cos., Inc. (Insurance)	1,386	87,859
Martin Marietta Materials, Inc. (Construction Materials)	165	30,588
Masco Corp. (Building Products)	891	27,514
MasterCard, Inc. - Class A (IT Services)	2,541	271,938
Mattel, Inc. (Leisure Products)	924	29,133
McCormick & Co., Inc. (Food Products)	297	28,473
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,277	256,321
McKesson Corp. (Health Care Providers & Services)	594	75,539
Mead Johnson Nutrition Co. - Class A (Food Products)	495	37,011
Medtronic PLC (Health Care Equipment & Supplies)	3,696	303,146
Merck & Co., Inc. (Pharmaceuticals)	7,359	432,120
MetLife, Inc. (Insurance)	2,937	137,922
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	66	26,669
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	462	23,460
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	561	33,969
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,772	47,568
Microsoft Corp. (Software)	20,790	1,245,736
Mohawk Industries, Inc.* (Household Durables)	165	30,410
Molson Coors Brewing Co. - Class B (Beverages)	495	51,386
Mondelez International, Inc. - Class A (Food Products)	4,158	186,861
Monsanto Co. (Chemicals)	1,155	116,389
Monster Beverage Corp.* (Beverages)	363	52,395
Moody’s Corp. (Capital Markets)	462	46,440
Morgan Stanley (Capital Markets)	3,927	131,829
Motorola Solutions, Inc. (Communications Equipment)	429	31,137
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	429	11,098
Mylan N.V.* (Pharmaceuticals)	1,221	44,567
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,023	32,838
Navient Corp. (Consumer Finance)	858	10,965
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	759	25,760
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,155	144,225
Newell Rubbermaid, Inc. (Household Durables)	1,287	61,801
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	528	21,432
Newmont Mining Corp. (Metals & Mining)	1,419	52,560
News Corp. - Class A (Media)	1,023	12,399
News Corp. - Class B (Media)	330	4,092
NextEra Energy, Inc. (Electric Utilities)	1,254	160,513
Nielsen Holdings PLC (Professional Services)	891	40,113
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,597	180,496
NiSource, Inc. (Multi-Utilities)	858	19,957
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,155	39,813
Nordstrom, Inc. (Multiline Retail)	297	15,444
Norfolk Southern Corp. (Road & Rail)	792	73,656
Northern Trust Corp. (Capital Markets)	561	40,628
Northrop Grumman Corp. (Aerospace & Defense)	462	105,798
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	825	8,770
Nucor Corp. (Metals & Mining)	858	41,913
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,419	100,976
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,046	149,174
Omnicom Group, Inc. (Media)	627	50,047
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	561	27,169
Oracle Corp. (Software)	8,019	308,090
O’Reilly Automotive, Inc.* (Specialty Retail)	264	69,812
Owens-Illinois, Inc.* (Containers & Packaging)	429	8,280
PACCAR, Inc. (Machinery)	924	50,746
Parker-Hannifin Corp. (Machinery)	363	44,558
Patterson Cos., Inc. (Health Care Providers & Services)	231	9,866

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Paychex, Inc. (IT Services)	858	$47,362
PayPal Holdings, Inc.* (IT Services)	3,003	125,105
Pentair PLC (Machinery)	429	23,651
People’s United Financial, Inc. (Banks)	825	13,398
PepsiCo, Inc. (Beverages)	3,828	410,362
PerkinElmer, Inc. (Life Sciences Tools & Services)	297	15,114
Perrigo Co. PLC (Pharmaceuticals)	396	32,943
Pfizer, Inc. (Pharmaceuticals)	16,170	512,751
PG&E Corp. (Electric Utilities)	1,320	81,998
Philip Morris International, Inc. (Tobacco)	4,125	397,815
Phillips 66 (Oil, Gas & Consumable Fuels)	1,188	96,406
Pinnacle West Capital Corp. (Electric Utilities)	297	22,611
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	462	82,707
Pitney Bowes, Inc. (Commercial Services & Supplies)	495	8,831
PNC Financial Services Group, Inc. (Banks)	1,320	126,192
PPG Industries, Inc. (Chemicals)	726	67,612
PPL Corp. (Electric Utilities)	1,815	62,327
Praxair, Inc. (Chemicals)	759	88,849
Principal Financial Group, Inc. (Insurance)	726	39,640
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,419	74,015
Prudential Financial, Inc. (Insurance)	1,155	97,932
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,353	56,934
Public Storage (Equity Real Estate Investment Trusts)	396	84,633
PulteGroup, Inc. (Household Durables)	825	15,345
PVH Corp. (Textiles, Apparel & Luxury Goods)	198	21,182
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	330	18,365
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,927	269,862
Quanta Services, Inc.* (Construction & Engineering)	396	11,385
Quest Diagnostics, Inc. (Health Care Providers & Services)	363	29,563
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	165	16,187
Range Resources Corp. (Oil, Gas & Consumable Fuels)	495	16,726
Raytheon Co. (Aerospace & Defense)	792	108,195
Realty Income Corp. (Equity Real Estate Investment Trusts)	693	41,053
Red Hat, Inc.* (Software)	495	38,338
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	68,314
Regions Financial Corp. (Banks)	3,333	35,696
Republic Services, Inc. - Class A (Commercial Services & Supplies)	627	32,999
Reynolds American, Inc. (Tobacco)	2,211	121,782
Robert Half International, Inc. (Professional Services)	363	13,583
Rockwell Automation, Inc. (Electrical Equipment)	330	39,508
Rockwell Collins, Inc. (Aerospace & Defense)	330	27,826
Roper Technologies, Inc. (Industrial Conglomerates)	264	45,754
Ross Stores, Inc. (Specialty Retail)	1,056	66,042
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	462	35,514
Ryder System, Inc. (Road & Rail)	132	9,159
S&P Global, Inc. (Capital Markets)	693	84,442
Salesforce.com, Inc.* (Software)	1,716	128,975
SCANA Corp. (Multi-Utilities)	396	29,051
Schlumberger, Ltd. (Energy Equipment & Services)	3,696	289,138
Scripps Networks Interactive, Inc. - Class A (Media)	264	16,991
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	792	27,174
Sealed Air Corp. (Containers & Packaging)	528	24,093
Sempra Energy (Multi-Utilities)	660	70,686
Signet Jewelers, Ltd. (Specialty Retail)	198	16,089
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	825	153,418
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	495	38,085
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	264	25,930
Snap-on, Inc. (Machinery)	165	25,427
Southwest Airlines Co. (Airlines)	1,650	66,083
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,320	13,715
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,881	78,645
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	759	59,081
Stanley Black & Decker, Inc. (Machinery)	396	45,081
Staples, Inc. (Specialty Retail)	1,749	12,943
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,894	206,655
State Street Corp. (Capital Markets)	990	69,508
Stericycle, Inc.* (Commercial Services & Supplies)	231	18,501
Stryker Corp. (Health Care Equipment & Supplies)	825	95,164
SunTrust Banks, Inc. (Banks)	1,353	61,196
Symantec Corp. (Software)	1,650	41,300
Synchrony Financial (Consumer Finance)	2,112	60,382
Sysco Corp. (Food & Staples Retailing)	1,353	65,106
T. Rowe Price Group, Inc. (Capital Markets)	660	42,247
Target Corp. (Multiline Retail)	1,518	104,333
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	957	60,167
TEGNA, Inc. (Media)	561	11,007
Teradata Corp.* (IT Services)	363	9,786
Tesoro Corp. (Oil, Gas & Consumable Fuels)	330	28,040
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,673	189,382
Textron, Inc. (Aerospace & Defense)	726	29,098
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,749	20,585
The Allstate Corp. (Insurance)	990	67,221
The Bank of New York Mellon Corp. (Capital Markets)	2,838	122,800
The Boeing Co. (Aerospace & Defense)	1,551	220,908
The Charles Schwab Corp. (Capital Markets)	3,201	101,472

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Clorox Co. (Household Products)	330	$39,607
The Coca-Cola Co. (Beverages)	10,362	439,348
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	132	23,237
The Dow Chemical Co. (Chemicals)	3,003	161,592
The Dun & Bradstreet Corp. (Professional Services)	99	12,360
The Estee Lauder Cos., Inc. - Class A (Personal Products)	594	51,756
The Gap, Inc. (Specialty Retail)	594	16,388
The Goldman Sachs Group, Inc. (Capital Markets)	990	176,458
The Goodyear Tire & Rubber Co. (Auto Components)	693	20,118
The Hershey Co. (Food Products)	363	37,193
The Home Depot, Inc. (Specialty Retail)	3,300	402,632
The Interpublic Group of Cos., Inc. (Media)	1,056	23,644
The JM Smucker Co. - Class A (Food Products)	297	38,999
The Kraft Heinz Co. (Food Products)	1,584	140,897
The Kroger Co. (Food & Staples Retailing)	2,541	78,720
The Macerich Co. (Equity Real Estate Investment Trusts)	330	23,357
The Mosaic Co. (Chemicals)	924	21,742
The NASDAQ OMX Group, Inc. (Capital Markets)	297	18,999
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	132	194,598
The Procter & Gamble Co. (Household Products)	7,128	618,711
The Progressive Corp. (Insurance)	1,551	48,872
The Sherwin-Williams Co. (Chemicals)	198	48,482
The Southern Co. (Electric Utilities)	2,607	134,443
The TJX Cos., Inc. (Specialty Retail)	1,749	128,989
The Travelers Cos., Inc. (Insurance)	759	82,109
The Walt Disney Co. (Media)	3,927	363,993
The Western Union Co. (IT Services)	1,287	25,830
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,815	52,998
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,056	155,265
Tiffany & Co. (Specialty Retail)	297	21,806
Time Warner, Inc. (Media)	2,079	185,010
Torchmark Corp. (Insurance)	297	18,833
Total System Services, Inc. (IT Services)	429	21,399
Tractor Supply Co. (Specialty Retail)	363	22,735
TransDigm Group, Inc. (Aerospace & Defense)	132	35,965
Transocean, Ltd.* (Energy Equipment & Services)	924	8,880
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	297	19,151
Twenty-First Century Fox, Inc. - Class A (Media)	2,838	74,554
Twenty-First Century Fox, Inc. - Class B (Media)	1,287	33,964
Tyson Foods, Inc. - Class A (Food Products)	792	56,113
U.S. Bancorp (Banks)	4,290	192,020
UDR, Inc. (Equity Real Estate Investment Trusts)	726	25,388
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	165	40,151
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	495	15,395
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	495	12,801
Union Pacific Corp. (Road & Rail)	2,211	194,966
United Continental Holdings, Inc.* (Airlines)	792	44,534
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,848	199,140
United Rentals, Inc.* (Trading Companies & Distributors)	231	17,477
United Technologies Corp. (Aerospace & Defense)	2,079	212,473
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,541	359,120
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	231	27,884
Unum Group (Insurance)	627	22,196
Urban Outfitters, Inc.* (Specialty Retail)	231	7,727
V.F. Corp. (Textiles, Apparel & Luxury Goods)	891	48,301
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,221	72,332
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	264	23,953
Ventas, Inc. (Equity Real Estate Investment Trusts)	924	62,601
VeriSign, Inc.* (Internet Software & Services)	264	22,181
Verisk Analytics, Inc.* - Class A (Professional Services)	429	34,985
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,857	522,222
Vertex Pharmaceuticals, Inc.* (Biotechnology)	660	50,068
Viacom, Inc. - Class B (Media)	924	34,705
Visa, Inc. - Class A (IT Services)	5,016	413,870
Vornado Realty Trust (Equity Real Estate Investment Trusts)	462	42,864
Vulcan Materials Co. (Construction Materials)	363	41,091
W.W. Grainger, Inc. (Trading Companies & Distributors)	132	27,472
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,277	188,376
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,026	281,901
Waste Management, Inc. (Commercial Services & Supplies)	1,089	71,503
Waters Corp.* (Life Sciences Tools & Services)	231	32,141
WEC Energy Group, Inc. (Multi-Utilities)	825	49,269
Wells Fargo & Co. (Banks)	12,111	557,227
Welltower, Inc. (Equity Real Estate Investment Trusts)	957	65,583
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	759	44,356
WestRock Co. (Containers & Packaging)	660	30,485
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,980	59,261
Whirlpool Corp. (Household Durables)	198	29,664
Whole Foods Market, Inc. (Food & Staples Retailing)	858	24,273
Willis Towers Watson PLC (Insurance)	330	41,547

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	297	$19,554
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	198	18,721
Xcel Energy, Inc. (Electric Utilities)	1,353	56,217
Xerox Corp. (IT Services)	2,277	22,246
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	660	33,574
XL Group, Ltd. (Insurance)	726	25,192
Xylem, Inc. (Machinery)	462	22,328
Yahoo!, Inc.* (Internet Software & Services)	2,343	97,352
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	990	85,417
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	528	55,651
Zions Bancorp (Banks)	561	18,070
Zoetis, Inc. (Pharmaceuticals)	1,320	63,096
TOTAL COMMON STOCKS (Cost $24,572,505)		48,978,140

	Principal Amount	Value
Repurchase Agreements(b)(c)(40.9%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $35,988,266	$35,988,000	$35,988,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,988,000)		35,988,000

TOTAL INVESTMENT SECURITIES (Cost $60,560,505) - 96.7%		84,966,140
Net other assets (liabilities) - 3.3%		2,932,038

NET ASSETS - 100.0%		$87,898,178

*                           Non-income producing security

(a)                   Number of shares is less than 0.50.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $15,383,000.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	112	12/19/16	$11,876,200	$(295,673)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/16	0.86%	$28,756,472	$(94,251)
SPDR S&P 500 ETF	Goldman Sachs International	11/28/16	0.76%	20,293,518	(60,893)
				49,049,990	(155,144)

S&P 500	UBS AG	11/28/16	0.56%	$45,535,993	$(137,436)
SPDR S&P 500 ETF	UBS AG	11/28/16	0.56%	20,602,610	(52,788)
				66,138,603	(190,224)
				$115,188,593	$(345,368)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,077,572	1.2%
Air Freight & Logistics	366,645	0.4%
Airlines	276,144	0.3%
Auto Components	86,319	0.1%
Automobiles	268,303	0.3%
Banks	2,815,463	3.3%
Beverages	1,097,011	1.2%
Biotechnology	1,357,220	1.5%
Building Products	167,124	0.2%
Capital Markets	1,270,050	1.4%
Chemicals	1,004,574	1.1%
Commercial Services & Supplies	156,475	0.2%
Communications Equipment	521,377	0.6%
Construction & Engineering	47,279	0.1%
Construction Materials	71,679	0.1%
Consumer Finance	370,954	0.4%
Containers & Packaging	163,623	0.2%
Distributors	62,505	0.1%
Diversified Consumer Services	13,644	NM
Diversified Financial Services	744,590	0.8%
Diversified Telecommunication Services	1,221,282	1.4%
Electric Utilities	1,041,300	1.2%
Electrical Equipment	261,500	0.3%
Electronic Equipment, Instruments & Components	189,461	0.2%
Energy Equipment & Services	539,015	0.6%
Equity Real Estate Investment Trusts	1,420,926	1.6%
Food & Staples Retailing	1,047,842	1.2%
Food Products	851,587	1.0%
Health Care Equipment & Supplies	1,303,315	1.5%
Health Care Providers & Services	1,225,246	1.4%
Health Care Technology	46,395	0.1%
Hotels, Restaurants & Leisure	783,064	0.9%
Household Durables	230,345	0.3%
Household Products	970,803	1.1%
Independent Power & Renewable Electricity Producers	29,355	NM
Industrial Conglomerates	1,229,087	1.4%
Insurance	1,318,085	1.5%
Internet & Direct Marketing Retail	1,234,670	1.4%
Internet Software & Services	2,307,057	2.6%
IT Services	1,868,001	2.1%
Leisure Products	53,906	0.1%
Life Sciences Tools & Services	320,483	0.4%
Machinery	691,667	0.8%
Media	1,441,527	1.6%
Metals & Mining	130,998	0.1%
Multiline Retail	266,786	0.3%
Multi-Utilities	550,437	0.6%
Oil, Gas & Consumable Fuels	2,982,482	3.5%
Personal Products	80,585	0.1%
Pharmaceuticals	2,596,401	3.0%
Professional Services	141,951	0.2%
Real Estate Management & Development	20,402	NM
Road & Rail	399,217	0.5%
Semiconductors & Semiconductor Equipment	1,606,989	1.8%
Software	2,216,565	2.5%
Specialty Retail	1,183,909	1.3%
Technology Hardware, Storage & Peripherals	1,892,506	2.2%
Textiles, Apparel & Luxury Goods	371,354	0.4%
Tobacco	864,347	1.0%
Trading Companies & Distributors	74,535	0.1%
Water Utilities	34,206	NM
Other **	38,920,038	44.2%
Total	$87,898,178	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (62.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,328	$46,159
A.O. Smith Corp. (Building Products)	4,576	206,698
Aaron’s, Inc. (Specialty Retail)	2,080	51,397
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,248	131,028
ACI Worldwide, Inc.* (Software)	3,536	64,072
Acxiom Corp.* (IT Services)	2,288	53,905
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	19,968	144,368
AECOM Technology Corp.* (Construction & Engineering)	4,784	133,234
AGCO Corp. (Machinery)	2,080	106,246
Akorn, Inc.* (Pharmaceuticals)	2,704	64,761
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,456	60,846
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	2,288	246,669
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,288	196,585
Alleghany Corp.* (Insurance)	416	214,743
Allegheny Technologies, Inc. (Metals & Mining)	3,328	45,394
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,616	67,448
AMC Networks, Inc.* - Class A (Media)	1,872	91,597
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,952	205,939
American Eagle Outfitters, Inc. (Specialty Retail)	5,200	88,608
American Financial Group, Inc. (Insurance)	2,288	170,456
AmSurg Corp.* (Health Care Providers & Services)	1,664	99,424
ANSYS, Inc.* (Software)	2,704	247,010
AptarGroup, Inc. (Containers & Packaging)	1,872	133,736
Aqua America, Inc. (Water Utilities)	5,408	166,026
ARRIS International PLC* (Communications Equipment)	5,824	161,791
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,704	165,268
Ascena Retail Group, Inc.* (Specialty Retail)	4,992	24,411
Ashland Global Holdings, Inc. (Chemicals)	1,872	209,159
Aspen Insurance Holdings, Ltd. (Insurance)	1,872	90,324
Associated Banc-Corp. (Banks)	4,576	92,893
Atmos Energy Corp. (Gas Utilities)	3,120	232,097
Avis Budget Group, Inc.* (Road & Rail)	2,912	94,232
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,952	165,786
Avon Products, Inc. (Personal Products)	13,312	87,194
BancorpSouth, Inc. (Banks)	2,704	63,544
Bank of Hawaii Corp. (Banks)	1,248	93,787
Bank of the Ozarks, Inc. (Banks)	2,704	99,940
BE Aerospace, Inc. (Aerospace & Defense)	3,120	185,702
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,248	80,883
Bemis Co., Inc. (Containers & Packaging)	2,912	141,873
Big Lots, Inc. (Multiline Retail)	1,456	63,190
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	624	98,642
Bio-Techne Corp. (Life Sciences Tools & Services)	1,040	108,150
Black Hills Corp. (Multi-Utilities)	1,664	102,918
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,664	81,935
Broadridge Financial Solutions, Inc. (IT Services)	3,536	228,638
Brocade Communications Systems, Inc. (Communications Equipment)	12,272	130,083
Brown & Brown, Inc. (Insurance)	3,536	130,337
Brunswick Corp. (Leisure Products)	2,704	117,624
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	624	90,886
Cabela’s, Inc.* - Class A (Specialty Retail)	1,664	102,519
Cable One, Inc. (Media)	208	119,962
Cabot Corp. (Chemicals)	1,872	97,606
Cadence Design Systems, Inc.* (Software)	8,944	228,788
CalAtlantic Group, Inc. (Household Durables)	2,288	73,948
Camden Property Trust (Equity Real Estate Investment Trusts)	2,704	220,214
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	2,496	66,319
Carlisle Cos., Inc. (Industrial Conglomerates)	1,872	196,279
Carpenter Technology Corp. (Metals & Mining)	1,456	46,024
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,456	125,710
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,248	141,012
Catalent, Inc.* (Pharmaceuticals)	3,328	75,911
Cathay General Bancorp, Inc. (Banks)	2,288	68,526
CBOE Holdings, Inc. (Capital Markets)	2,496	157,772
CDK Global, Inc. (Software)	4,576	249,895
CEB, Inc. (Professional Services)	1,040	50,596
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,456	110,480
Chemical Financial Corp. (Banks)	2,080	89,336
Chico’s FAS, Inc. (Specialty Retail)	3,952	46,120
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	416	56,576
Ciena Corp.* (Communications Equipment)	4,160	80,621
Cinemark Holdings, Inc. (Media)	3,328	132,453
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,872	101,051
CLARCOR, Inc. (Machinery)	1,456	90,578
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,664	78,740
CNO Financial Group, Inc. (Insurance)	5,408	81,553
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,496	128,794
Commerce Bancshares, Inc. (Banks)	2,496	124,351
Commercial Metals Co. (Metals & Mining)	3,536	55,551
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	4,160	118,269

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CommVault Systems, Inc.* (Software)	1,248	$66,768
Compass Minerals International, Inc. (Metals & Mining)	1,040	74,724
Computer Sciences Corp. (IT Services)	4,368	237,838
comScore, Inc.* (Internet Software & Services)	1,456	41,918
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	5,408	91,666
Convergys Corp. (IT Services)	2,912	85,030
Copart, Inc.* (Commercial Services & Supplies)	2,912	152,793
CoreLogic, Inc.* (IT Services)	2,704	115,082
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,912	77,721
Corrections Corp. of America (Equity Real Estate Investment Trusts)	3,536	51,095
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	10,400	80,808
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	832	114,816
Crane Co. (Machinery)	1,456	99,023
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	3,120	69,576
CST Brands, Inc. (Specialty Retail)	2,288	109,870
Cullen/Frost Bankers, Inc. (Banks)	1,664	126,447
Curtiss-Wright Corp. (Aerospace & Defense)	1,456	130,487
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,776	97,467
Dana Holding Corp. (Auto Components)	4,368	67,617
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,704	126,412
Dean Foods Co. (Food Products)	2,704	49,375
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,040	54,278
Deluxe Corp. (Commercial Services & Supplies)	1,456	89,107
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	12,064	28,833
DeVry Education Group, Inc. (Diversified Consumer Services)	1,664	37,773
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,872	30,869
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,704	150,478
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,288	49,878
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,456	246,414
Domtar Corp. (Paper & Forest Products)	1,872	67,298
Donaldson Co., Inc. (Machinery)	4,160	151,923
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,368	159,432
Dril-Quip, Inc.* (Energy Equipment & Services)	1,248	59,280
DST Systems, Inc. (IT Services)	1,040	100,006
Duke Realty Corp. (Equity Real Estate Investment Trusts)	10,608	277,398
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,704	130,766
Dycom Industries, Inc.* (Construction & Engineering)	1,040	80,007
Eagle Materials, Inc. (Construction Materials)	1,456	117,892
East West Bancorp, Inc. (Banks)	4,368	172,580
Eaton Vance Corp. (Capital Markets)	3,536	123,972
Edgewell Personal Care Co.* (Personal Products)	1,872	141,148
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,288	97,446
EMCOR Group, Inc. (Construction & Engineering)	1,872	113,181
Endurance Specialty Holdings, Ltd. (Insurance)	1,872	172,130
Energen Corp. (Oil, Gas & Consumable Fuels)	2,912	145,978
Energizer Holdings, Inc. (Household Products)	1,872	87,067
EnerSys (Electrical Equipment)	1,248	81,282
Ensco PLCADR - Class A (Energy Equipment & Services)	9,152	71,569
EPR Properties (Equity Real Estate Investment Trusts)	1,872	136,132
Equity One, Inc. (Equity Real Estate Investment Trusts)	2,704	77,064
Esterline Technologies Corp.* (Aerospace & Defense)	832	61,110
Everest Re Group, Ltd. (Insurance)	1,248	253,992
F.N.B. Corp. (Banks)	6,448	84,275
FactSet Research Systems, Inc. (Capital Markets)	1,248	193,091
Fair Isaac Corp. (Software)	1,040	125,507
Federated Investors, Inc. - Class B (Capital Markets)	2,912	78,624
First American Financial Corp. (Insurance)	3,328	129,992
First Horizon National Corp. (Banks)	7,072	108,980
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,536	93,386
Flowers Foods, Inc. (Food Products)	5,616	87,160
Fortinet, Inc.* (Software)	4,576	146,707
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,248	34,033
FTI Consulting, Inc.* (Professional Services)	1,248	48,622
Fulton Financial Corp. (Banks)	5,200	77,480
GameStop Corp. - Class A (Specialty Retail)	3,120	75,036
Gartner, Inc.* (IT Services)	2,496	214,756
GATX Corp. (Trading Companies & Distributors)	1,248	54,625
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,664	113,052
Gentex Corp. (Auto Components)	8,736	147,725
Genworth Financial, Inc.* - Class A (Insurance)	15,184	62,862
Graco, Inc. (Machinery)	1,664	124,634

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Graham Holdings Co. - Class B (Diversified Consumer Services)	208	$98,800
Granite Construction, Inc. (Construction & Engineering)	1,248	61,352
Great Plains Energy, Inc. (Electric Utilities)	6,240	177,466
Greif, Inc. - Class A (Containers & Packaging)	832	38,988
GUESS?, Inc. (Specialty Retail)	1,872	25,272
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,744	90,268
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,456	47,102
Hancock Holding Co. (Banks)	2,288	76,762
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,328	98,176
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,536	112,763
Helen of Troy, Ltd.* (Household Durables)	832	67,808
Herman Miller, Inc. (Commercial Services & Supplies)	1,872	52,042
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	2,912	144,523
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,872	103,728
HNI Corp. (Commercial Services & Supplies)	1,456	59,201
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,408	134,929
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	4,992	136,581
HSN, Inc. (Internet & Direct Marketing Retail)	1,040	39,208
Hubbell, Inc. (Electrical Equipment)	1,664	173,921
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,456	234,941
IDACORP, Inc. (Electric Utilities)	1,456	114,136
IDEX Corp. (Machinery)	2,288	197,774
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,704	289,706
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	4,576	170,227
Ingredion, Inc. (Food Products)	2,288	300,117
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,160	86,154
InterDigital, Inc. (Communications Equipment)	1,040	73,476
International Bancshares Corp. (Banks)	1,872	57,751
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	832	27,373
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	4,160	91,853
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,040	100,890
ITT, Inc. (Machinery)	2,704	95,235
J.C. Penney Co., Inc.* (Multiline Retail)	9,360	80,403
j2 Global, Inc. (Internet Software & Services)	1,456	103,594
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,824	124,284
Jack Henry & Associates, Inc. (IT Services)	2,496	202,226
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	1,040	97,479
Janus Capital Group, Inc. (Capital Markets)	4,368	55,998
JetBlue Airways Corp.* (Airlines)	9,776	170,884
John Wiley & Sons, Inc. - Class A (Media)	1,456	75,130
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,456	141,014
Joy Global, Inc. (Machinery)	2,912	81,041
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,952	66,196
KB Home (Household Durables)	2,496	36,292
KBR, Inc. (Construction & Engineering)	4,368	64,690
Kemper Corp. (Insurance)	1,456	54,673
Kennametal, Inc. (Machinery)	2,496	70,662
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,200	170,560
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,912	209,169
Kirby Corp.* (Marine)	1,664	98,093
KLX, Inc.* (Aerospace & Defense)	1,664	57,275
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,704	40,398
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,496	158,371
Lancaster Colony Corp. (Food Products)	624	81,526
Landstar System, Inc. (Road & Rail)	1,248	88,795
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	3,536	83,980
Leidos Holdings, Inc. (IT Services)	4,368	181,578
Lennox International, Inc. (Building Products)	1,248	182,071
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,872	74,300
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,576	185,008
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,456	117,426
LifePoint Health, Inc.* (Health Care Providers & Services)	1,248	74,693
Lincoln Electric Holdings, Inc. (Machinery)	1,872	123,234
LivaNova PLC* (Health Care Equipment & Supplies)	1,248	70,737
Live Nation Entertainment, Inc.* (Media)	3,952	109,352
Louisiana-Pacific Corp.* (Paper & Forest Products)	4,368	80,153
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,704	69,439
Manhattan Associates, Inc.* (Software)	2,288	115,864
ManpowerGroup, Inc. (Professional Services)	2,080	159,744
MarketAxess Holdings, Inc. (Capital Markets)	1,248	188,148
MAXIMUS, Inc. (IT Services)	2,080	108,285
MB Financial, Inc. (Banks)	2,080	75,691
MDU Resources Group, Inc. (Multi-Utilities)	6,032	158,099
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	8,944	124,679

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MEDNAX, Inc.* (Health Care Providers & Services)	2,912	$178,361
Mentor Graphics Corp. (Software)	3,328	96,179
Mercury General Corp. (Insurance)	1,040	56,649
Meredith Corp. (Media)	1,040	47,164
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,536	148,971
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	2,288	212,212
Minerals Technologies, Inc. (Chemicals)	1,040	69,888
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,248	67,904
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,040	81,962
MSA Safety, Inc. (Commercial Services & Supplies)	1,040	60,632
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,456	105,997
MSCI, Inc. - Class A (Capital Markets)	2,912	233,513
Murphy USA, Inc.* (Specialty Retail)	1,040	71,531
Nabors Industries, Ltd. (Energy Equipment & Services)	8,736	103,958
National Fuel Gas Co. (Gas Utilities)	2,496	130,740
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,120	87,641
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,576	208,757
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,744	131,228
NetScout Systems, Inc.* (Communications Equipment)	2,704	74,225
NeuStar, Inc.* - Class A (IT Services)	1,664	37,357
New Jersey Resources Corp. (Gas Utilities)	2,704	91,801
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	14,768	212,068
NewMarket Corp. (Chemicals)	208	83,389
Noble Corp. PLC (Energy Equipment & Services)	7,488	36,991
Nordson Corp. (Machinery)	1,664	166,616
NorthWestern Corp. (Multi-Utilities)	1,456	83,793
NOW, Inc.* (Trading Companies & Distributors)	3,328	71,752
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,456	86,967
NVR, Inc.* (Household Durables)	208	316,785
Oceaneering International, Inc. (Energy Equipment & Services)	2,912	69,306
Office Depot, Inc. (Specialty Retail)	16,640	52,416
OGE Energy Corp. (Electric Utilities)	6,032	187,233
Oil States International, Inc.* (Energy Equipment & Services)	1,664	48,672
Old Dominion Freight Line, Inc.* (Road & Rail)	2,080	155,335
Old Republic International Corp. (Insurance)	7,488	126,248
Olin Corp. (Chemicals)	4,992	109,475
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,824	185,378
ONE Gas, Inc. (Gas Utilities)	1,664	101,970
Orbital ATK, Inc. (Aerospace & Defense)	1,872	139,202
Oshkosh Corp. (Machinery)	2,288	122,408
Owens & Minor, Inc. (Health Care Providers & Services)	1,872	60,746
Packaging Corp. of America (Containers & Packaging)	2,912	240,239
PacWest Bancorp (Banks)	3,744	162,452
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	624	119,034
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,664	96,945
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,576	102,868
Plantronics, Inc. (Communications Equipment)	1,040	53,778
PNM Resources, Inc. (Electric Utilities)	2,496	81,994
Polaris Industries, Inc. (Leisure Products)	1,872	143,414
PolyOne Corp. (Chemicals)	2,496	72,958
Pool Corp. (Distributors)	1,248	115,540
Post Holdings, Inc.* (Food Products)	1,872	142,703
Post Properties, Inc. (Equity Real Estate Investment Trusts)	1,664	109,475
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,248	47,923
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,664	75,346
Primerica, Inc. (Insurance)	1,456	79,643
PrivateBancorp, Inc. (Banks)	2,496	112,919
Prosperity Bancshares, Inc. (Banks)	2,080	115,378
PTC, Inc.* (Software)	3,536	167,748
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	7,280	116,989
Rackspace Hosting, Inc.* (Internet Software & Services)	3,328	106,297
Raymond James Financial, Inc. (Capital Markets)	3,952	237,595
Rayonier, Inc. (Equity Real Estate Investment Trusts)	3,744	100,414
Regal Beloit Corp. (Electrical Equipment)	1,456	86,050
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,120	224,858
Reinsurance Group of America, Inc. (Insurance)	1,872	201,914
Reliance Steel & Aluminum Co. (Metals & Mining)	2,288	157,369
RenaissanceRe Holdings, Ltd. (Insurance)	1,248	155,114
ResMed, Inc. (Health Care Equipment & Supplies)	4,368	261,075
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,248	36,155
Rollins, Inc. (Commercial Services & Supplies)	2,912	89,748
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,744	49,683
Royal Gold, Inc. (Metals & Mining)	2,080	143,146
RPM International, Inc. (Chemicals)	4,160	197,766
Sally Beauty Holdings, Inc.* (Specialty Retail)	4,576	118,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	1,456	$100,333
SEI Investments Co. (Capital Markets)	4,160	184,413
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	7,280	154,846
Sensient Technologies Corp. (Chemicals)	1,456	108,487
Service Corp. International (Diversified Consumer Services)	5,824	149,094
Signature Bank* (Banks)	1,664	200,612
Silgan Holdings, Inc. (Containers & Packaging)	1,248	63,586
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,248	74,818
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	4,160	87,485
SLM Corp.* (Consumer Finance)	13,104	92,383
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,704	90,936
Snyder’s-Lance, Inc. (Food Products)	2,704	96,181
Sonoco Products Co. (Containers & Packaging)	3,120	156,904
Sotheby’s - Class A (Diversified Consumer Services)	1,456	52,241
Southwest Gas Corp. (Gas Utilities)	1,456	105,502
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,160	92,144
Steel Dynamics, Inc. (Metals & Mining)	7,488	205,619
STERIS PLC (Health Care Equipment & Supplies)	2,704	180,681
Stifel Financial Corp.* (Capital Markets)	2,080	81,411
Superior Energy Services, Inc. (Energy Equipment & Services)	4,576	64,796
SVB Financial Group* (Banks)	1,664	203,457
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,040	54,205
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	832	85,313
Synopsys, Inc.* (Software)	4,576	271,402
Synovus Financial Corp. (Banks)	3,744	123,814
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	2,704	37,667
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	2,912	101,338
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,872	135,645
TCF Financial Corp. (Banks)	5,200	74,360
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,040	80,101
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,040	111,987
Teleflex, Inc. (Health Care Equipment & Supplies)	1,248	178,626
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,912	75,246
Tempur Sealy International, Inc.* (Household Durables)	1,456	78,726
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,496	49,196
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,240	145,329
Terex Corp. (Machinery)	3,328	79,473
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,872	75,853
The Boston Beer Co., Inc.* - Class A (Beverages)	208	32,292
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,456	77,445
The Hain Celestial Group, Inc.* (Food Products)	3,120	113,474
The Hanover Insurance Group, Inc. (Insurance)	1,248	95,085
The New York Times Co. - Class A (Media)	3,744	40,810
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,456	128,259
The Timken Co. (Machinery)	2,080	68,744
The Toro Co. (Machinery)	3,328	159,345
The Ultimate Software Group, Inc.* (Software)	832	175,544
The Valspar Corp. (Chemicals)	2,288	227,885
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,240	67,642
The WhiteWave Foods Co.* (Food Products)	5,408	294,682
Thor Industries, Inc. (Automobiles)	1,456	115,475
Time, Inc. (Media)	3,120	40,560
Toll Brothers, Inc.* (Household Durables)	4,576	125,565
Tootsie Roll Industries, Inc. (Food Products)	624	22,121
TreeHouse Foods, Inc.* (Food Products)	1,664	145,567
TRI Pointe Group, Inc.* (Household Durables)	4,368	47,305
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,696	212,718
Trinity Industries, Inc. (Machinery)	4,576	97,698
Triumph Group, Inc. (Aerospace & Defense)	1,456	34,507
Trustmark Corp. (Banks)	2,080	57,574
Tupperware Brands Corp. (Household Durables)	1,456	86,661
Tyler Technologies, Inc.* (Software)	1,040	166,816
UGI Corp. (Gas Utilities)	5,200	240,707
Umpqua Holdings Corp. (Banks)	6,656	101,704
United Natural Foods, Inc.* (Food & Staples Retailing)	1,456	60,773
United States Steel Corp. (Metals & Mining)	5,200	100,568
United Therapeutics Corp.* (Biotechnology)	1,248	149,847
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,704	69,790
Valley National Bancorp (Banks)	7,696	75,883
Valmont Industries, Inc. (Construction & Engineering)	624	79,841
VCA, Inc.* (Health Care Providers & Services)	2,496	153,404
Vectren Corp. (Multi-Utilities)	2,496	125,574
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,328	51,517
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	3,328	75,546
ViaSat, Inc.* (Communications Equipment)	1,456	102,881

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	4,160	$58,656
Vista Outdoor, Inc.* (Leisure Products)	1,872	72,390
W.R. Berkley Corp. (Insurance)	2,912	166,275
Wabtec Corp. (Machinery)	2,704	209,045
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,496	39,237
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,704	73,684
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	5,616	58,912
Watsco, Inc. (Trading Companies & Distributors)	832	114,225
WebMD Health Corp.* (Internet Software & Services)	1,248	61,314
Webster Financial Corp. (Banks)	2,704	109,242
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,536	128,039
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,248	141,660
Werner Enterprises, Inc. (Road & Rail)	1,456	35,017
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,288	173,957
Westar Energy, Inc. (Electric Utilities)	4,368	250,373
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,496	72,010
WEX, Inc.* (IT Services)	1,248	136,157
WGL Holdings, Inc. (Gas Utilities)	1,456	91,830
Williams-Sonoma, Inc. (Specialty Retail)	2,496	115,365
WisdomTree Investments, Inc. (Capital Markets)	3,536	30,339
Woodward, Inc. (Machinery)	1,664	98,143
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,080	83,720
Worthington Industries, Inc. (Metals & Mining)	1,248	58,656
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,608	115,203
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,664	109,558
TOTAL COMMON STOCKS (Cost $33,482,242)		45,281,987

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $21,044,155	$21,044,000	$21,044,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,044,000)		21,044,000

TOTAL INVESTMENT SECURITIES (Cost $54,526,242) - 91.9%		66,325,987
Net other assets (liabilities) - 8.1%		5,865,761

NET ASSETS - 100.0%		$72,191,748

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $9,131,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	107	12/19/16	$16,125,970	$(758,925)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/28/16	0.91%	$28,698,224	$158,150
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/28/16	0.66%	17,289,196	88,194
				45,987,420	246,344

S&P MidCap 400	UBS AG	11/28/16	0.76%	$26,913,799	$112,049
SPDR S&P MidCap 400 ETF	UBS AG	11/28/16	0.76%	10,212,924	26,833
				37,126,723	138,882
				$83,114,143	$385,226

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$955,211	1.3%
Airlines	170,884	0.2%
Auto Components	215,342	0.3%
Automobiles	115,475	0.2%
Banks	2,749,738	3.8%
Beverages	32,292	NM
Biotechnology	149,847	0.2%
Building Products	388,769	0.5%
Capital Markets	1,604,113	2.2%
Chemicals	1,304,871	1.8%
Commercial Services & Supplies	582,263	0.8%
Communications Equipment	676,855	0.9%
Construction & Engineering	532,305	0.7%
Construction Materials	117,892	0.2%
Consumer Finance	92,383	0.1%
Containers & Packaging	775,326	1.1%
Distributors	115,540	0.2%
Diversified Consumer Services	337,908	0.5%
Electric Utilities	909,378	1.3%
Electrical Equipment	341,253	0.5%
Electronic Equipment, Instruments & Components	1,832,594	2.5%
Energy Equipment & Services	637,992	0.9%
Equity Real Estate Investment Trusts	5,113,831	7.1%
Food & Staples Retailing	293,929	0.4%
Food Products	1,332,906	1.8%
Gas Utilities	994,648	1.4%
Health Care Equipment & Supplies	1,720,191	2.4%
Health Care Providers & Services	825,388	1.1%
Health Care Technology	67,448	0.1%
Hotels, Restaurants & Leisure	1,186,218	1.6%
Household Durables	833,090	1.2%
Household Products	87,067	0.1%
Independent Power & Renewable Electricity Producers	37,667	0.1%
Industrial Conglomerates	196,279	0.3%
Insurance	2,241,991	3.1%
Internet & Direct Marketing Retail	39,208	0.1%
Internet Software & Services	313,123	0.4%
IT Services	1,801,191	2.5%
Leisure Products	333,428	0.5%
Life Sciences Tools & Services	414,217	0.6%
Machinery	2,141,822	3.0%
Marine	98,093	0.1%
Media	657,028	0.9%
Metals & Mining	887,051	1.2%
Multiline Retail	143,593	0.2%
Multi-Utilities	470,384	0.7%
Oil, Gas & Consumable Fuels	970,532	1.3%
Paper & Forest Products	147,451	0.2%
Personal Products	228,342	0.3%
Pharmaceuticals	216,018	0.3%
Professional Services	258,962	0.4%
Real Estate Management & Development	201,860	0.3%
Road & Rail	486,431	0.7%
Semiconductors & Semiconductor Equipment	1,171,300	1.6%
Software	2,122,301	2.9%
Specialty Retail	1,067,878	1.5%
Technology Hardware, Storage & Peripherals	301,565	0.4%
Textiles, Apparel & Luxury Goods	367,702	0.5%
Thrifts & Mortgage Finance	285,752	0.4%
Trading Companies & Distributors	346,599	0.5%
Water Utilities	166,026	0.2%
Wireless Telecommunication Services	75,246	0.1%
Other **	26,909,761	37.3%
Total	$72,191,748	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (32.9%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	792	$7,564
2U, Inc.* (Internet Software & Services)	660	23,008
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,848	25,631
8x8, Inc.* (Software)	1,584	22,572
A. Schulman, Inc. (Chemicals)	528	15,180
A10 Networks, Inc.* (Software)	1,188	9,100
AAON, Inc. (Building Products)	660	19,767
AAR Corp. (Aerospace & Defense)	660	21,232
Aaron’s, Inc. (Specialty Retail)	1,188	29,355
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,188	17,357
ABM Industries, Inc. (Commercial Services & Supplies)	924	36,110
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,620	7,484
Acacia Research Corp. (Professional Services)	1,452	8,494
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,188	40,024
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	528	11,220
Acceleron Pharma, Inc.* (Biotechnology)	528	14,800
ACCO Brands Corp.* (Commercial Services & Supplies)	1,848	20,513
Accuray, Inc.* (Health Care Equipment & Supplies)	1,848	9,055
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,716	4,805
Aceto Corp. (Health Care Providers & Services)	528	9,678
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,112	13,263
ACI Worldwide, Inc.* (Software)	1,848	33,486
Acorda Therapeutics, Inc.* (Biotechnology)	792	14,018
Actua Corp.* (Internet Software & Services)	924	10,765
Actuant Corp. - Class A (Machinery)	1,056	23,549
Acxiom Corp.* (IT Services)	1,320	31,099
ADTRAN, Inc. (Communications Equipment)	924	16,771
Aduro Biotech, Inc.* (Biotechnology)	792	8,514
Advanced Drainage Systems, Inc. (Building Products)	660	12,606
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	660	31,482
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,428	75,394
Advaxis, Inc.* (Biotechnology)	924	7,475
Adverum Biotechnologies, Inc.* (Biotechnology)	1,320	3,894
Aegion Corp.* (Construction & Engineering)	660	12,217
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	528	17,556
Aerohive Networks, Inc.* (Communications Equipment)	792	4,190
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,056	18,586
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	660	10,250
Agenus, Inc.* (Biotechnology)	1,848	7,337
Agree Realty Corp. (Equity Real Estate Investment Trusts)	396	19,147
AgroFresh Solutions, Inc.* (Chemicals)	924	4,343
Aimmune Therapeutics, Inc.* (Biotechnology)	660	10,745
Air Methods Corp.* (Health Care Providers & Services)	660	17,457
Air Transport Services Group, Inc.* (Air Freight & Logistics)	1,056	13,971
Aircastle, Ltd. (Trading Companies & Distributors)	924	18,988
AK Steel Holding Corp.* (Metals & Mining)	4,224	21,965
Akebia Therapeutics, Inc.* (Biotechnology)	924	6,948
Albany International Corp. - Class A (Machinery)	528	21,516
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	660	10,289
Alder Biopharmaceuticals, Inc.* (Biotechnology)	792	19,206
Alexander & Baldwin, Inc. (Real Estate Management & Development)	792	33,097
Allegheny Technologies, Inc. (Metals & Mining)	1,848	25,207
ALLETE, Inc. (Electric Utilities)	792	48,542
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	924	7,447
Altisource Residential Corp. (Mortgage Real Estate Investment Trusts)	1,188	11,963
Altra Industrial Motion Corp. (Machinery)	528	15,576
AMAG Pharmaceuticals, Inc.* (Biotechnology)	660	16,962
Ambac Financial Group, Inc.* (Insurance)	924	17,048
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	528	32,403
Amedisys, Inc.* (Health Care Providers & Services)	528	22,841
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	660	26,209
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,320	23,654
American Eagle Outfitters, Inc. (Specialty Retail)	2,772	47,236
American Equity Investment Life Holding Co. (Insurance)	1,452	26,034
American Software, Inc. - Class A (Software)	660	6,884
American States Water Co. (Water Utilities)	660	26,387
American Vanguard Corp. (Chemicals)	660	10,032
Ameris Bancorp (Banks)	660	23,958
Amicus Therapeutics, Inc.* (Biotechnology)	2,508	17,305
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,980	18,355
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	792	25,978

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	792	$14,367
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,584	1,087
Amplify Snack Brands, Inc.* (Food Products)	660	9,563
Anavex Life Sciences Corp.* (Biotechnology)	1,188	3,315
Angie’s List, Inc.* (Internet Software & Services)	1,056	8,131
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	660	10,520
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	528	34,716
Anthera Pharmaceuticals, Inc.* (Biotechnology)	1,584	3,485
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	2,112	10,370
Apogee Enterprises, Inc. (Building Products)	528	21,516
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,056	17,868
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,584	13,923
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	660	33,528
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,584	11,722
Aptevo Therapeutics, Inc.* (Biotechnology)	264	583
Aratana Therapeutics, Inc.* (Pharmaceuticals)	1,056	8,554
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,452	4,980
ArcBest Corp. (Road & Rail)	528	10,507
Archrock, Inc. (Energy Equipment & Services)	1,452	16,843
Ardelyx, Inc.* (Biotechnology)	792	9,742
Arena Pharmaceuticals, Inc.* (Biotechnology)	5,412	8,010
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	660	8,659
Argo Group International Holdings, Ltd. (Insurance)	528	29,357
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,036	26,474
Arlington Asset Investment Corp. - Class A (Capital Markets)	528	7,540
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	660	8,864
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	660	14,962
Armstrong Flooring, Inc.* (Building Products)	528	8,548
Array BioPharma, Inc.* (Biotechnology)	3,168	18,058
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,452	8,422
Ascena Retail Group, Inc.* (Specialty Retail)	3,036	14,846
Ashford Hospitality Prime, Inc. (Equity Real Estate Investment Trusts)	660	8,554
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	1,716	9,970
Aspen Technology, Inc.* (Software)	1,320	64,996
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,452	4,792
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,584	23,174
Atara Biotherapeutics, Inc.* (Biotechnology)	528	6,758
Athersys, Inc.* (Biotechnology)	2,772	5,017
Atlantic Power Corp. (Independent Power & Renewable Electricity Producers)	3,168	7,286
Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	1,056	18,987
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	396	16,573
AtriCure, Inc.* (Health Care Equipment & Supplies)	660	12,038
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,188	9,064
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	1,056	6,938
Avista Corp. (Multi-Utilities)	1,056	43,718
Avon Products, Inc. (Personal Products)	7,392	48,418
AVX Corp. (Electronic Equipment, Instruments & Components)	924	12,954
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	660	9,009
AxoGen, Inc.* (Health Care Equipment & Supplies)	792	7,009
Axovant Sciences, Ltd.* (Biotechnology)	660	8,125
AZZ, Inc. (Electrical Equipment)	396	21,087
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	1,056	19,673
B&G Foods, Inc. - Class A (Food Products)	1,056	44,774
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	792	12,466
Balchem Corp. (Chemicals)	528	40,075
Banc of California, Inc. (Banks)	924	12,289
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	528	14,240
BancorpSouth, Inc. (Banks)	1,452	34,122
Bank Mutual Corp. (Thrifts & Mortgage Finance)	1,056	8,237
Bank of the Ozarks, Inc. (Banks)	1,320	48,787
Bankrate, Inc.* (Internet Software & Services)	1,056	8,237
Banner Corp. (Banks)	528	23,834
Barnes & Noble Education, Inc.* (Specialty Retail)	924	8,602
Barnes & Noble, Inc. (Specialty Retail)	1,188	12,236
Barnes Group, Inc. (Machinery)	792	31,553
Barracuda Networks, Inc.* (Software)	528	12,313
Bazaarvoice, Inc.* (Internet Software & Services)	2,112	10,349
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	924	38,846

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Beazer Homes USA, Inc.* (Household Durables)	924	$9,453
Belden, Inc. (Electronic Equipment, Instruments & Components)	660	42,775
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,584	20,513
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	924	23,239
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,320	19,140
Berkshire Hills Bancorp, Inc. (Banks)	528	15,602
BGC Partners, Inc. - Class A (Capital Markets)	3,564	30,615
Big Lots, Inc. (Multiline Retail)	792	34,372
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,188	6,166
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,244	9,088
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,640	2,640
BioScrip, Inc.* (Health Care Providers & Services)	2,112	5,681
Biostage, Inc.* (Biotechnology)	1	1
BioTelemetry, Inc.* (Health Care Providers & Services)	660	11,682
BioTime, Inc.* (Biotechnology)	2,244	7,226
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	396	14,296
Black Hills Corp. (Multi-Utilities)	792	48,985
Blackbaud, Inc. (Software)	792	48,629
Blackhawk Network Holdings, Inc.* (IT Services)	924	31,832
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,848	31,970
Blucora, Inc.* (Internet Software & Services)	924	12,289
Blue Hills Bancorp, Inc. (Banks)	528	8,210
Bluebird Bio, Inc.* (Biotechnology)	660	31,515
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	1,056	17,477
BNC Bancorp (Banks)	660	16,434
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	924	8,981
Boise Cascade Co.* (Paper & Forest Products)	792	15,246
Boston Private Financial Holdings, Inc. (Banks)	1,452	19,094
Bottomline Technologies, Inc.* (Software)	792	17,970
Box, Inc.* - Class A (Internet Software & Services)	1,056	15,228
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,452	25,933
Brady Corp. - Class A (Commercial Services & Supplies)	792	26,215
Briggs & Stratton Corp. (Machinery)	792	14,747
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	660	44,161
Brightcove, Inc.* (Internet Software & Services)	792	8,831
Bristow Group, Inc. (Energy Equipment & Services)	792	7,928
BroadSoft, Inc.* (Software)	528	21,938
Brookline Bancorp, Inc. (Banks)	1,320	16,896
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,320	17,200
Builders FirstSource, Inc.* (Building Products)	1,584	15,317
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	396	21,883
CACI International, Inc.* - Class A (IT Services)	396	38,749
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	1,056	12,302
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,188	8,435
Caesarstone, Ltd.* (Building Products)	396	13,999
CalAmp Corp.* (Communications Equipment)	792	10,233
Caleres, Inc. (Specialty Retail)	792	19,808
Calgon Carbon Corp. (Chemicals)	924	14,599
California Resources Corp.* (Oil, Gas & Consumable Fuels)	660	6,772
California Water Service Group (Water Utilities)	792	24,552
Calix, Inc.* (Communications Equipment)	1,056	6,600
Callaway Golf Co. (Leisure Products)	1,716	17,520
Callidus Software, Inc.* (Software)	1,056	19,272
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,112	27,435
Cal-Maine Foods, Inc. (Food Products)	528	20,407
Cambrex Corp.* (Life Sciences Tools & Services)	528	21,278
Cantel Medical Corp. (Health Care Equipment & Supplies)	528	37,610
Capital Senior Living Corp.* (Health Care Providers & Services)	660	10,540
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,112	30,983
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,716	16,319
Cardinal Financial Corp. (Banks)	660	17,345
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	660	15,464
Cardtronics PLC* - Class A (IT Services)	792	39,600
Career Education Corp.* (Diversified Consumer Services)	1,584	11,389
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,056	14,868
Carmike Cinemas, Inc.* (Media)	528	17,239
Carpenter Technology Corp. (Metals & Mining)	792	25,035
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	924	31,259
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	792	9,900
Cascade Bancorp* (Banks)	1,056	6,452
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	924	10,349
Castlight Health, Inc.* - Class B (Health Care Technology)	1,320	5,742

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Catalent, Inc.* (Pharmaceuticals)	1,584	$36,130
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	792	8,348
Cathay General Bancorp, Inc. (Banks)	1,188	35,581
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	59,611
CBIZ, Inc.* (Professional Services)	1,056	11,669
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	2,904	31,073
CEB, Inc. (Professional Services)	528	25,687
CECO Environmental Corp. (Commercial Services & Supplies)	792	7,841
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,716	11,617
Celadon Group, Inc. (Road & Rail)	660	4,290
Celldex Therapeutics, Inc.* (Biotechnology)	2,112	6,653
Cempra, Inc.* (Pharmaceuticals)	792	14,355
CenterState Banks, Inc. (Banks)	924	17,260
Central European Media Enterprises, Ltd.* - Class A (Media)	2,508	6,145
Central Garden & Pet Co.* - Class A (Household Products)	660	15,404
Central Pacific Financial Corp. (Banks)	528	13,533
Century Aluminum Co.* (Metals & Mining)	1,188	8,684
Cepheid, Inc.* (Biotechnology)	1,188	62,845
Cerus Corp.* (Health Care Equipment & Supplies)	1,980	9,544
ChannelAdvisor Corp.* (Internet Software & Services)	528	5,808
Chart Industries, Inc.* (Machinery)	528	14,647
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	660	11,682
Chegg, Inc.* (Diversified Consumer Services)	1,848	12,289
Chemical Financial Corp. (Banks)	1,056	45,355
Chemtura Corp.* (Chemicals)	1,056	34,637
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,056	22,926
Chico’s FAS, Inc. (Specialty Retail)	2,244	26,187
Chimerix, Inc.* (Biotechnology)	1,452	5,881
ChromaDex Corp.* (Life Sciences Tools & Services)	1,452	4,008
Ciena Corp.* (Communications Equipment)	2,244	43,489
Cimpress N.V.* (Internet Software & Services)	396	32,967
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	792	15,563
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	57,003
Citizens, Inc.* (Insurance)	1,056	8,216
CLARCOR, Inc. (Machinery)	792	49,270
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,244	9,223
Cliffs Natural Resources, Inc.* (Metals & Mining)	3,300	18,216
Clovis Oncology, Inc.* (Biotechnology)	660	19,193
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	1,188	13,721
CNO Financial Group, Inc. (Insurance)	2,904	43,793
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,788	7,353
CoBiz Financial, Inc. (Banks)	792	10,074
Codexis, Inc.* (Chemicals)	1,188	5,999
Coeur Mining, Inc.* (Metals & Mining)	2,640	29,515
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	660	24,354
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	396	41,232
Coherus Biosciences, Inc.* (Biotechnology)	660	18,051
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	660	7,385
Colony Capital, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,848	35,130
Colony Starwood Homes (Equity Real Estate Investment Trusts)	1,056	30,635
Columbia Banking System, Inc. (Banks)	924	30,510
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	396	22,429
Comfort Systems USA, Inc. (Construction & Engineering)	660	19,041
Commercial Metals Co. (Metals & Mining)	1,848	29,032
Community Bank System, Inc. (Banks)	660	31,093
Community Health Systems, Inc.* (Health Care Providers & Services)	1,848	9,757
CommVault Systems, Inc.* (Software)	660	35,310
comScore, Inc.* (Internet Software & Services)	792	22,802
ConforMIS, Inc.* (Health Care Equipment & Supplies)	1,056	8,057
CONMED Corp. (Health Care Equipment & Supplies)	528	21,120
ConnectOne Bancorp, Inc. (Banks)	660	12,111
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	924	22,111
Continental Building Products, Inc.* (Building Products)	660	13,497
Convergys Corp. (IT Services)	1,452	42,398
Cooper Tire & Rubber Co. (Auto Components)	924	33,957
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,716	11,909
Core-Mark Holding Co., Inc. (Distributors)	792	27,997
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	528	38,935
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	3,036	2,338
Cornerstone OnDemand, Inc.* (Internet Software & Services)	792	32,710
Costamare, Inc. (Marine)	660	4,290
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,432	26,667
Cowen Group, Inc.* - Class A (Capital Markets)	2,508	8,151
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	660	13,728
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,320	10,151

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	660	$7,372
CryoLife, Inc. (Health Care Equipment & Supplies)	792	13,464
CSG Systems International, Inc. (IT Services)	528	20,080
CTS Corp. (Electronic Equipment, Instruments & Components)	660	12,012
Cubic Corp. (Aerospace & Defense)	396	16,909
Curis, Inc.* (Biotechnology)	3,696	9,610
Curtiss-Wright Corp. (Aerospace & Defense)	660	59,148
Customers Bancorp, Inc.* (Banks)	528	14,293
CVB Financial Corp. (Banks)	1,716	28,794
Cvent, Inc.* (Internet Software & Services)	528	16,484
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	396	16,889
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	2,640	22,757
Cytokinetics, Inc.* (Biotechnology)	924	8,963
CytRx Corp.* (Biotechnology)	2,376	1,098
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,056	8,818
Dana Holding Corp. (Auto Components)	2,508	38,824
Darling Ingredients, Inc.* (Food Products)	2,640	35,904
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	660	27,291
Dean Foods Co. (Food Products)	1,584	28,924
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	528	27,556
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	528	7,550
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	660	8,851
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,188	20,077
Deluxe Corp. (Commercial Services & Supplies)	792	48,471
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,940	14,197
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,452	15,057
Depomed, Inc.* (Pharmaceuticals)	1,056	23,612
Destination XL Group, Inc.* (Specialty Retail)	1,188	4,811
DeVry Education Group, Inc. (Diversified Consumer Services)	1,056	23,971
DHI Group, Inc.* (Internet Software & Services)	1,188	6,772
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,980	8,059
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,300	30,195
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,056	23,021
Digi International, Inc.* (Communications Equipment)	660	6,039
DigitalGlobe, Inc.* (Aerospace & Defense)	1,056	26,506
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	660	10,692
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	792	16,402
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	792	18,351
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	792	4,459
Dorman Products, Inc.* (Auto Components)	396	25,439
Douglas Dynamics, Inc. (Machinery)	396	12,712
Drew Industries, Inc. (Auto Components)	396	35,462
DSW, Inc. - Class A (Specialty Retail)	1,188	24,675
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	1,188	48,482
Durect Corp.* (Pharmaceuticals)	4,488	5,027
Dycom Industries, Inc.* (Construction & Engineering)	528	40,619
Dynavax Technologies Corp.* (Biotechnology)	792	7,326
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	1,980	21,087
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,188	8,162
Eagle Bancorp, Inc.* (Banks)	528	25,951
EarthLink Holdings Corp. (Internet Software & Services)	2,112	12,081
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	528	10,016
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	528	35,856
Ebix, Inc. (Software)	396	22,176
Echo Global Logistics, Inc.* (Air Freight & Logistics)	528	11,194
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,452	3,978
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,056	44,975
Egalet Corp.* (Pharmaceuticals)	924	5,184
El Paso Electric Co. (Electric Utilities)	660	30,492
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	660	7,986
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	924	4,786
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	792	33,683
Ellie Mae, Inc.* (Software)	528	55,910
EMCOR Group, Inc. (Construction & Engineering)	924	55,865
EMCORE Corp. (Communications Equipment)	924	6,052
Emergent BioSolutions, Inc.* (Biotechnology)	528	14,108
Employers Holdings, Inc. (Insurance)	528	16,553
Encore Capital Group, Inc.* (Consumer Finance)	528	10,481
Endocyte, Inc.* (Pharmaceuticals)	1,452	3,993
Endologix, Inc.* (Health Care Equipment & Supplies)	1,452	15,188
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,188	8,732
Energy Recovery, Inc.* (Machinery)	924	11,282

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EnerNOC, Inc.* (Software)	924	$4,805
EnerSys (Electrical Equipment)	660	42,986
Ennis, Inc. (Commercial Services & Supplies)	528	7,735
Enova International, Inc.* (Consumer Finance)	792	7,445
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	2,376	37,778
Entercom Communications Corp. - Class A (Media)	660	8,712
Entravision Communications Corp. - Class A (Media)	1,452	9,728
Envestnet, Inc.* (Internet Software & Services)	660	23,331
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,188	7,247
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	1,056	3,759
EPAM Systems, Inc.* (IT Services)	792	50,981
Epizyme, Inc.* (Biotechnology)	924	8,362
Eros International PLC* (Media)	660	11,715
ESCO Technologies, Inc. (Machinery)	396	17,642
Essendant, Inc. (Commercial Services & Supplies)	660	10,131
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,320	34,901
Esterline Technologies Corp.* (Aerospace & Defense)	528	38,782
Ethan Allen Interiors, Inc. (Household Durables)	528	16,210
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,848	23,987
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,716	33,136
Evercore Partners, Inc. - Class A (Capital Markets)	660	35,475
EVERTEC, Inc. (IT Services)	1,188	17,998
Everyday Health, Inc.* (Internet Software & Services)	792	8,316
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	924	7,115
Exact Sciences Corp.* (Biotechnology)	1,716	26,735
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,056	9,525
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,488	4,847
Exelixis, Inc.* (Biotechnology)	3,828	40,539
ExlService Holdings, Inc.* (IT Services)	528	23,248
Exponent, Inc. (Professional Services)	396	22,671
Express, Inc.* (Specialty Retail)	1,320	15,866
Exterran Corp.* (Energy Equipment & Services)	792	12,522
Extreme Networks, Inc.* (Communications Equipment)	2,376	10,003
EZCORP, Inc.* - Class A (Consumer Finance)	1,188	11,583
F.N.B. Corp. (Banks)	3,432	44,856
Fabrinet* (Electronic Equipment, Instruments & Components)	660	25,054
Fair Isaac Corp. (Software)	528	63,718
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,452	12,473
Farmers National Banc Corp. (Banks)	660	6,930
FCB Financial Holdings, Inc.* - Class A (Banks)	528	19,694
Federal Signal Corp. (Machinery)	1,188	14,589
Federal-Mogul Holdings Corp.* (Auto Components)	792	7,334
FelCor Lodging Trust, Inc. (Equity Real Estate Investment Trusts)	2,508	16,026
Ferro Corp.* (Chemicals)	1,452	18,818
Ferroglobe PLC (Metals & Mining)	1,320	12,210
FibroGen, Inc.* (Biotechnology)	924	15,292
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	528	13,939
Financial Engines, Inc. (Capital Markets)	924	25,549
Finisar Corp.* (Communications Equipment)	1,848	50,597
First BanCorp.* (Banks)	2,508	12,866
First Busey Corp. (Banks)	660	15,253
First Commonwealth Financial Corp. (Banks)	1,716	17,435
First Financial Bancorp (Banks)	1,056	22,704
First Financial Bankshares, Inc. (Banks)	1,056	38,227
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,848	48,806
First Merchants Corp. (Banks)	792	22,295
First Midwest Bancorp, Inc. (Banks)	1,320	25,489
First Potomac Realty Trust (Equity Real Estate Investment Trusts)	1,188	10,597
FirstCash, Inc. (Consumer Finance)	528	24,922
Five Below, Inc.* (Specialty Retail)	924	34,725
Five Prime Therapeutics, Inc.* (Biotechnology)	528	25,624
Five9, Inc.* (Internet Software & Services)	792	11,341
Fleetmatics Group PLC* (Software)	660	39,534
Flotek Industries, Inc.* (Chemicals)	1,056	12,440
Fluidigm Corp.* (Life Sciences Tools & Services)	792	3,667
Flushing Financial Corp. (Banks)	528	11,310
FNFV Group* (Diversified Financial Services)	1,320	15,905
Forestar Group, Inc.* (Real Estate Management & Development)	792	8,712
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	10,662
Fortress Biotech, Inc.* (Biotechnology)	1,716	4,084
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	1,056	19,008
Forward Air Corp. (Air Freight & Logistics)	528	21,817
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	792	21,598
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,056	21,204
Fox Factory Holding Corp.* (Auto Components)	528	11,458
Francesca’s Holdings Corp.* (Specialty Retail)	924	14,849

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Franklin Electric Co., Inc. (Machinery)	792	$28,868
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,716	19,854
Fred’s, Inc. - Class A (Multiline Retail)	792	7,231
Fresh Del Monte Produce, Inc. (Food Products)	528	31,865
Freshpet, Inc.* (Food Products)	660	5,610
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,320	9,464
FTI Consulting, Inc.* (Professional Services)	660	25,714
FuelCell Energy, Inc.* (Electrical Equipment)	924	3,095
Fulton Financial Corp. (Banks)	2,772	41,303
FutureFuel Corp. (Chemicals)	660	7,234
GAIN Capital Holdings, Inc. (Capital Markets)	1,056	4,858
Galena Biopharma, Inc.* (Biotechnology)	4,092	940
Gannett Co., Inc. (Media)	1,980	15,385
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	924	14,183
GATX Corp. (Trading Companies & Distributors)	660	28,888
GCP Applied Technologies, Inc.* (Chemicals)	1,188	30,710
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	1,056	4,456
Generac Holdings, Inc.* (Electrical Equipment)	1,056	40,223
General Cable Corp. (Electrical Equipment)	924	12,936
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	660	10,454
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,376	6,225
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	924	9,859
Gentherm, Inc.* (Auto Components)	660	18,579
Genworth Financial, Inc.* - Class A (Insurance)	8,580	35,521
Geron Corp.* (Biotechnology)	3,432	6,349
Getty Realty Corp. (Equity Real Estate Investment Trusts)	528	12,001
Gibraltar Industries, Inc.* (Building Products)	528	20,539
Gigamon, Inc.* (Software)	528	29,198
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	2,112	5,005
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	660	17,239
Glacier Bancorp, Inc. (Banks)	1,320	37,303
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	528	9,425
Global Eagle Entertainment, Inc.* (Media)	1,188	9,563
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,904	21,519
Globalstar, Inc.* (Diversified Telecommunication Services)	8,184	7,575
Globant SA* (Software)	528	22,968
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,188	26,290
Glu Mobile, Inc.* (Software)	2,904	5,750
GNC Holdings, Inc. - Class A (Specialty Retail)	1,188	15,955
Gogo, Inc.* (Internet Software & Services)	1,188	12,011
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,584	34,674
Gold Resource Corp. (Metals & Mining)	1,716	9,747
GoPro, Inc.* - Class A (Household Durables)	1,848	23,617
Government Properties Income Trust (Equity Real Estate Investment Trusts)	1,188	22,738
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	6,732	62,070
Grand Canyon Education, Inc.* (Diversified Consumer Services)	792	34,563
Granite Construction, Inc. (Construction & Engineering)	660	32,446
Gray Television, Inc.* (Media)	1,188	10,573
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,584	5,623
Great Western Bancorp, Inc. (Banks)	924	29,790
Green Brick Partners, Inc.* (Household Durables)	792	6,059
Green Dot Corp.* - Class A (Consumer Finance)	792	17,582
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	660	17,160
Greenhill & Co., Inc. (Capital Markets)	528	12,382
Greenlight Capital Re, Ltd.* - Class A (Insurance)	660	13,134
Greif, Inc. - Class A (Containers & Packaging)	528	24,742
Griffon Corp. (Building Products)	660	11,022
GrubHub, Inc.* (Internet Software & Services)	1,320	50,304
GTT Communications, Inc.* (Internet Software & Services)	528	11,880
GUESS?, Inc. (Specialty Retail)	1,056	14,256
Guidance Software, Inc.* (Software)	792	4,087
H&E Equipment Services, Inc. (Trading Companies & Distributors)	660	9,207
H.B. Fuller Co. (Chemicals)	792	33,319
Haemonetics Corp.* (Health Care Equipment & Supplies)	924	30,871
Halozyme Therapeutics, Inc.* (Biotechnology)	1,980	17,087
Halyard Health, Inc.* (Health Care Equipment & Supplies)	792	25,621
Hancock Holding Co. (Banks)	1,320	44,286
Hanmi Financial Corp. (Banks)	660	16,500
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	660	15,088
Harmonic, Inc.* (Communications Equipment)	2,244	11,444
Harsco Corp. (Machinery)	1,716	16,731
Hawaiian Holdings, Inc.* (Airlines)	924	41,603

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
HC2 Holdings, Inc.* (Construction & Engineering)	1,188	$4,728
Headwaters, Inc.* (Construction Materials)	1,320	21,648
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,716	54,723
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,188	43,920
HealthEquity, Inc.* (Health Care Providers & Services)	792	26,318
HealthSouth Corp. (Health Care Providers & Services)	1,452	58,299
HealthStream, Inc.* (Health Care Technology)	528	14,240
Healthways, Inc.* (Health Care Providers & Services)	792	19,642
Heartland Express, Inc. (Road & Rail)	924	17,002
Hecla Mining Co. (Metals & Mining)	6,336	37,953
Helen of Troy, Ltd.* (Household Durables)	396	32,273
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,980	17,266
Heritage Commerce Corp. (Banks)	660	7,161
Heritage Financial Corp. (Banks)	660	12,144
Heritage Insurance Holdings, Inc. (Insurance)	660	7,781
Heritage Oaks Bancorp (Banks)	792	6,296
Herman Miller, Inc. (Commercial Services & Supplies)	1,056	29,357
Heron Therapeutics, Inc.* (Biotechnology)	660	9,801
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	792	14,113
HFF, Inc. - Class A (Real Estate Management & Development)	660	17,576
Hibbett Sports, Inc.* (Specialty Retail)	396	15,385
Hill International, Inc.* (Professional Services)	1,188	4,574
Hillenbrand, Inc. (Machinery)	924	28,043
Hilltop Holdings, Inc.* (Banks)	1,320	32,604
HMS Holdings Corp.* (Health Care Technology)	1,452	30,594
HNI Corp. (Commercial Services & Supplies)	792	32,203
Home BancShares, Inc. (Banks)	1,980	42,590
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	528	14,546
Hope Bancorp, Inc. (Banks)	1,320	21,305
Horace Mann Educators Corp. (Insurance)	660	23,727
Horizon Pharma PLC* (Pharmaceuticals)	2,640	44,140
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	792	3,144
Hortonworks, Inc.* (Internet Software & Services)	924	7,059
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	2,112	26,717
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,696	5,766
HRG Group, Inc.* (Household Products)	1,980	29,780
HSN, Inc. (Internet & Direct Marketing Retail)	528	19,906
Hub Group, Inc.* - Class A (Air Freight & Logistics)	528	19,246
Hubspot, Inc.* (Software)	528	27,694
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,320	44,378
IBERIABANK Corp. (Banks)	660	43,329
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,056	8,321
IDACORP, Inc. (Electric Utilities)	792	62,085
Idera Pharmaceuticals, Inc.* (Biotechnology)	3,432	5,320
Ignyta, Inc.* (Biotechnology)	1,056	5,280
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,056	29,357
ILG, Inc. (Hotels, Restaurants & Leisure)	1,848	30,270
IMAX Corp.* (Media)	1,056	31,943
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	924	7,540
ImmunoGen, Inc.* (Biotechnology)	2,244	4,084
Immunomedics, Inc.* (Biotechnology)	2,640	6,072
Impax Laboratories, Inc.* (Pharmaceuticals)	1,188	23,879
Imperva, Inc.* (Software)	528	19,483
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	660	30,162
inContact, Inc.* (Internet Software & Services)	1,056	14,689
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	1,056	4,203
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,056	8,796
Independent Bank Corp. (Banks)	396	21,839
Infinera Corp.* (Communications Equipment)	2,376	18,533
Infinity Pharmaceuticals, Inc.* (Biotechnology)	3,168	3,833
Infoblox, Inc.* (Software)	1,056	27,984
Information Services Group, Inc.* (IT Services)	1,320	5,214
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	792	13,163
Ingevity Corp.* (Chemicals)	792	32,789
InnerWorkings, Inc.* (Commercial Services & Supplies)	924	8,140
Innospec, Inc. (Chemicals)	396	23,859
Innoviva, Inc.* (Pharmaceuticals)	1,452	14,956
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,320	8,540
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	660	24,486
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	660	19,001
Insmed, Inc.* (Biotechnology)	1,188	15,420
Insulet Corp.* (Health Care Equipment & Supplies)	924	34,299
Insys Therapeutics, Inc.* (Biotechnology)	660	7,135
Integer Holdings Corp.* (Health Care Equipment & Supplies)	528	11,642
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	528	41,982

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,112	$43,740
Inteliquent, Inc. (Diversified Telecommunication Services)	660	11,081
Intelsat S.A.* (Diversified Telecommunication Services)	1,716	4,650
InterDigital, Inc. (Communications Equipment)	528	37,303
Interface, Inc. (Commercial Services & Supplies)	1,188	18,830
International Bancshares Corp. (Banks)	924	28,505
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	528	17,371
Intersect ENT, Inc.* (Pharmaceuticals)	660	9,636
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	2,244	49,548
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	660	8,184
Intralinks Holdings, Inc.* (Internet Software & Services)	1,056	9,684
Invacare Corp. (Health Care Equipment & Supplies)	792	7,247
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,716	13,127
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,848	27,591
Investment Technology Group, Inc. (Capital Markets)	660	10,105
Investors Bancorp, Inc. (Banks)	4,752	58,260
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	2,376	14,422
Invitae Corp.* (Biotechnology)	660	5,069
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	1,056	4,594
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,584	12,910
iRobot Corp.* (Household Durables)	528	26,770
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,244	28,656
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	528	11,088
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	1,452	16,161
Itron, Inc.* (Electronic Equipment, Instruments & Components)	528	28,459
Ixia* (Communications Equipment)	1,320	15,774
IXYS Corp. (Semiconductors & Semiconductor Equipment)	660	6,996
j2 Global, Inc. (Internet Software & Services)	792	56,350
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	528	49,490
Janus Capital Group, Inc. (Capital Markets)	2,376	30,460
Jive Software, Inc.* (Software)	1,716	6,778
John Bean Technologies Corp. (Machinery)	528	42,161
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,188	4,871
Joy Global, Inc. (Machinery)	1,584	44,083
K12, Inc.* (Diversified Consumer Services)	792	8,585
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	528	9,013
Kaman Corp. - Class A (Trading Companies & Distributors)	528	23,052
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,452	26,339
Karyopharm Therapeutics, Inc.* (Biotechnology)	792	5,734
KB Home (Household Durables)	1,452	21,112
KCG Holdings, Inc.* - Class A (Capital Markets)	1,056	13,475
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,584	22,097
Kelly Services, Inc. - Class A (Professional Services)	660	12,362
Kemper Corp. (Insurance)	660	24,783
Kennametal, Inc. (Machinery)	1,320	37,369
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,452	29,911
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,716	7,739
Kforce, Inc. (Professional Services)	528	9,161
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	660	9,174
Kimball International, Inc. - Class B (Commercial Services & Supplies)	792	9,900
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,584	15,602
Kite Pharma, Inc.* (Biotechnology)	660	29,231
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,320	32,908
KLX, Inc.* (Aerospace & Defense)	924	31,804
Knight Transportation, Inc. (Road & Rail)	1,188	34,749
Knoll, Inc. (Commercial Services & Supplies)	792	17,139
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,584	23,665
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,244	4,690
Korn/Ferry International (Professional Services)	1,056	21,532
Kraton Performance Polymers, Inc.* (Chemicals)	528	13,533
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,452	8,160
Kronos Worldwide, Inc. (Chemicals)	924	7,106
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,584	15,856
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	792	10,043
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	2,772	5,655
Lakeland Bancorp, Inc. (Banks)	792	11,207
Landec Corp.* (Food Products)	660	8,745
Lannett Co., Inc.* (Pharmaceuticals)	528	11,563
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,716	40,755
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,376	14,422

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
La-Z-Boy, Inc. (Household Durables)	792	$18,533
LegacyTexas Financial Group, Inc. (Banks)	792	27,094
LendingClub Corp.* (Consumer Finance)	5,544	27,331
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	924	13,703
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,828	38,816
Liberty Braves Group* - Class C (Media)	660	11,002
Liberty Media Group* - Class A (Media)	528	14,694
Liberty Media Group* - Class C (Media)	924	25,327
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	1,188	26,373
LifeLock, Inc.* (Diversified Consumer Services)	1,452	23,377
Limelight Networks, Inc.* (Internet Software & Services)	3,300	5,874
Lion Biotechnologies, Inc.* (Biotechnology)	1,056	6,600
Lionbridge Technologies, Inc.* (IT Services)	1,584	7,651
Liquidity Services, Inc.* (Internet Software & Services)	792	7,009
Lithia Motors, Inc. - Class A (Specialty Retail)	396	33,970
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	396	55,242
LivePerson, Inc.* (Internet Software & Services)	1,320	11,220
LogMeIn, Inc. (Internet Software & Services)	396	37,619
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,376	43,601
LSI Industries, Inc. (Electrical Equipment)	660	5,676
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	660	33,073
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	660	10,237
Lumentum Holdings, Inc.* (Communications Equipment)	924	31,046
Luminex Corp.* (Life Sciences Tools & Services)	792	16,497
M.D.C. Holdings, Inc. (Household Durables)	660	15,649
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	396	14,557
M/I Homes, Inc.* (Household Durables)	528	11,357
Macatawa Bank Corp. (Banks)	924	7,512
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,452	37,287
MacroGenics, Inc.* (Biotechnology)	660	15,635
Magellan Health, Inc.* (Health Care Providers & Services)	396	20,374
Maiden Holdings, Ltd. (Insurance)	1,188	16,216
MainSource Financial Group, Inc. (Banks)	528	13,179
MannKind Corp.* (Biotechnology)	7,524	3,139
ManTech International Corp. - Class A (IT Services)	396	15,377
Marchex, Inc.* - Class B (Internet Software & Services)	1,452	3,659
MarineMax, Inc.* (Specialty Retail)	528	10,534
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	396	25,178
Marten Transport, Ltd. (Road & Rail)	528	10,824
Masimo Corp.* (Health Care Equipment & Supplies)	660	36,300
Masonite International Corp.* (Building Products)	528	30,043
MasTec, Inc.* (Construction & Engineering)	1,188	33,917
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,320	28,789
Matrix Service Co.* (Energy Equipment & Services)	660	11,682
Matson, Inc. (Marine)	792	31,633
Matthews International Corp. - Class A (Commercial Services & Supplies)	528	31,627
MAXIMUS, Inc. (IT Services)	1,056	54,974
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,056	19,758
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,056	5,111
MB Financial, Inc. (Banks)	1,188	43,231
MBIA, Inc.* (Insurance)	2,376	18,295
McDermott International, Inc.* (Energy Equipment & Services)	4,224	21,711
McGrath RentCorp (Commercial Services & Supplies)	396	11,920
MDC Partners, Inc. - Class A (Media)	924	7,808
Medgenics, Inc.* (Biotechnology)	924	4,454
Media General, Inc.* (Media)	1,848	31,138
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,828	53,362
MediciNova, Inc.* (Biotechnology)	924	6,274
Medidata Solutions, Inc.* (Health Care Technology)	924	44,342
MeetMe, Inc.* (Internet Software & Services)	1,320	6,455
Mentor Graphics Corp. (Software)	1,716	49,592
Mercury Systems, Inc.* (Aerospace & Defense)	660	18,335
Meredith Corp. (Media)	660	29,931
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	924	14,738
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	792	13,028
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	792	17,384
Meritage Homes Corp.* (Household Durables)	660	20,427
Meritor, Inc.* (Machinery)	1,716	17,640
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,376	12,403
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	660	20,592
MGE Energy, Inc. (Electric Utilities)	528	30,862
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	5,676	46,316
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,848	77,857
MiMedx Group, Inc.* (Biotechnology)	1,980	17,642

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Minerals Technologies, Inc. (Chemicals)	528	$35,482
Mitek System, Inc.* (Software)	924	6,237
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	924	46,616
Mobile Mini, Inc. (Commercial Services & Supplies)	792	20,077
MobileIron, Inc.* (Software)	1,716	6,263
Model N, Inc.* (Software)	528	5,438
Modine Manufacturing Co.* (Auto Components)	1,056	11,563
Molina Healthcare, Inc.* (Health Care Providers & Services)	660	35,911
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,320	14,718
MoneyGram International, Inc.* (IT Services)	924	6,477
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	1,188	16,240
Monogram Residential Trust, Inc. (Equity Real Estate Investment Trusts)	2,772	29,217
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	660	52,015
Monotype Imaging Holdings, Inc. (Software)	792	15,127
Monro Muffler Brake, Inc. (Specialty Retail)	528	29,040
Moog, Inc.* - Class A (Aerospace & Defense)	528	30,661
MRC Global, Inc.* (Trading Companies & Distributors)	1,584	23,348
MSA Safety, Inc. (Commercial Services & Supplies)	528	30,782
MSG Networks, Inc.* - Class A (Media)	1,056	20,170
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	924	15,754
Mueller Industries, Inc. (Machinery)	924	27,988
Mueller Water Products, Inc. - Class A (Machinery)	2,640	32,525
Myriad Genetics, Inc.* (Biotechnology)	1,056	20,814
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	528	11,030
Natera, Inc.* (Biotechnology)	660	5,597
National Bank Holdings Corp. (Banks)	528	12,852
National CineMedia, Inc. (Media)	1,188	16,478
National General Holdings Corp. (Insurance)	924	18,988
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	660	50,002
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	528	10,338
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	792	11,967
Natus Medical, Inc.* (Health Care Equipment & Supplies)	528	20,777
Nautilus, Inc.* (Leisure Products)	660	11,616
Navigant Consulting, Inc.* (Professional Services)	924	21,622
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	3,168	4,023
Navistar International Corp.* (Machinery)	1,056	23,549
NBT Bancorp, Inc. (Banks)	792	26,698
NCI Building Systems, Inc.* (Building Products)	660	9,504
Nektar Therapeutics* (Pharmaceuticals)	2,112	26,189
Neogen Corp.* (Health Care Equipment & Supplies)	660	34,775
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,188	9,575
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	792	11,088
NETGEAR, Inc.* (Communications Equipment)	528	26,664
NetScout Systems, Inc.* (Communications Equipment)	1,584	43,481
NeuStar, Inc.* - Class A (IT Services)	924	20,744
Nevro Corp.* (Health Care Equipment & Supplies)	396	36,400
New Jersey Resources Corp. (Gas Utilities)	1,320	44,814
New Media Investment Group, Inc. (Media)	792	11,405
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,564	49,753
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,452	15,130
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,112	12,482
New York REIT, Inc. (Equity Real Estate Investment Trusts)	2,772	26,112
Newpark Resources, Inc.* (Energy Equipment & Services)	1,848	11,642
NewStar Financial, Inc.* (Diversified Financial Services)	660	6,422
Nexstar Broadcasting Group, Inc. - Class A (Media)	528	25,766
NIC, Inc. (Internet Software & Services)	1,056	24,235
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,716	4,204
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,320	10,072
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,320	10,098
NN, Inc. (Machinery)	528	9,319
Nobilis Health Corp.* (Health Care Providers & Services)	2,112	7,075
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,584	12,941
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,320	2,772
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	792	13,028
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	1,188	11,749
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,716	27,010
Northwest Natural Gas Co. (Gas Utilities)	396	23,285
NorthWestern Corp. (Multi-Utilities)	792	45,580
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	660	11,517
Novavax, Inc.* (Biotechnology)	4,488	6,822
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,056	6,389

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NOW, Inc.* (Trading Companies & Distributors)	1,716	$36,997
NRG Yield, Inc. - Class A (Independent Power & Renewable Electricity Producers)	792	11,666
NRG Yield, Inc. - Class C (Independent Power & Renewable Electricity Producers)	1,188	18,295
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	528	16,738
NuVasive, Inc.* (Health Care Equipment & Supplies)	792	47,307
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	1,056	24,013
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,904	30,463
Oclaro, Inc.* (Communications Equipment)	2,112	15,439
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	3,564	15,218
Office Depot, Inc. (Specialty Retail)	9,240	29,106
OFG Bancorp (Banks)	1,056	11,246
Oil States International, Inc.* (Energy Equipment & Services)	924	27,027
Old National Bancorp (Banks)	2,244	32,987
Old Second Bancorp, Inc. (Banks)	924	7,161
Olin Corp. (Chemicals)	2,640	57,894
OM Asset Management PLC (Capital Markets)	792	11,143
Omeros Corp.* (Pharmaceuticals)	792	6,494
Omnicell, Inc.* (Health Care Technology)	660	21,533
OMNOVA Solutions, Inc.* (Chemicals)	1,056	8,026
On Assignment, Inc.* (Professional Services)	792	27,252
On Deck Capital, Inc.* (Diversified Financial Services)	1,320	6,455
ONE Gas, Inc. (Gas Utilities)	792	48,534
Ophthotech Corp.* (Biotechnology)	528	18,913
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,320	9,913
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,320	11,788
Organovo Holdings, Inc.* (Biotechnology)	2,244	5,588
Orion Marine Group, Inc.* (Construction & Engineering)	1,056	8,532
Oritani Financial Corp. (Thrifts & Mortgage Finance)	792	12,395
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	660	31,832
Otonomy, Inc.* (Biotechnology)	528	7,973
Otter Tail Corp. (Electric Utilities)	660	23,727
OvaScience, Inc.* (Biotechnology)	1,056	5,322
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	792	6,938
Owens & Minor, Inc. (Health Care Providers & Services)	1,056	34,267
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	660	8,488
P.H. Glatfelter Co. (Paper & Forest Products)	792	17,598
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,452	12,342
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	1,056	7,867
Pacific Premier Bancorp, Inc.* (Banks)	528	13,649
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	660	20,988
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	396	29,878
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	660	8,408
PAREXEL International Corp.* (Life Sciences Tools & Services)	792	46,143
Park Sterling Corp. (Banks)	1,188	10,229
Parker Drilling Co.* (Energy Equipment & Services)	3,168	6,336
Parkway, Inc.* (Equity Real Estate Investment Trusts)	396	7,136
Party City Holdco, Inc.* (Specialty Retail)	660	10,725
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	1,056	23,602
Paycom Software, Inc.* (Software)	792	40,970
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	792	48,574
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	660	13,035
PDL BioPharma, Inc. (Biotechnology)	3,564	11,476
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,188	28,845
Pegasystems, Inc. (Software)	660	20,394
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,320	17,068
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,188	23,178
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,188	18,081
Penumbra, Inc.* (Health Care Equipment & Supplies)	396	26,116
Perficient, Inc.* (IT Services)	660	12,283
Performance Food Group Co.* (Food & Staples Retailing)	660	15,840
Performance Sports Group, Ltd.^*+ (Leisure Products)	1,584	4,134
PGT, Inc.* (Building Products)	1,056	10,349
PharmAthene, Inc.* (Biotechnology)	2,244	6,171
PharMerica Corp.* (Health Care Providers & Services)	528	12,566
PHH Corp.* (Thrifts & Mortgage Finance)	1,056	15,333
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,320	12,804
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,244	44,364
Pier 1 Imports, Inc. (Specialty Retail)	1,716	7,396
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,188	14,078
Pinnacle Financial Partners, Inc. (Banks)	660	34,056
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,716	6,092
Planet Payment, Inc.* (IT Services)	1,320	4,607

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Plantronics, Inc. (Communications Equipment)	528	$27,303
Plexus Corp.* (Electronic Equipment, Instruments & Components)	528	24,188
Plug Power, Inc.* (Electrical Equipment)	4,488	6,867
Ply Gem Holdings, Inc.* (Building Products)	528	7,234
PNM Resources, Inc. (Electric Utilities)	1,320	43,362
PolyOne Corp. (Chemicals)	1,320	38,584
Portland General Electric Co. (Electric Utilities)	1,452	63,365
Portola Pharmaceuticals, Inc.* (Biotechnology)	924	16,798
Potbelly Corp.* (Hotels, Restaurants & Leisure)	660	8,613
Potlatch Corp. (Equity Real Estate Investment Trusts)	660	25,344
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	528	34,030
PRA Group, Inc.* (Consumer Finance)	792	25,265
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	396	21,075
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	528	6,875
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	792	35,862
Primerica, Inc. (Insurance)	792	43,323
Primoris Services Corp. (Construction & Engineering)	792	15,864
PrivateBancorp, Inc. (Banks)	1,320	59,718
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,716	8,631
Progress Software Corp.* (Software)	924	24,865
Proofpoint, Inc.* (Software)	660	51,731
PROS Holdings, Inc.* (Software)	528	11,574
Prosperity Bancshares, Inc. (Banks)	1,056	58,576
Prothena Corp. PLC* (Biotechnology)	660	31,561
Proto Labs, Inc.* (Machinery)	396	17,701
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,056	23,961
PTC Therapeutics, Inc.* (Biotechnology)	924	5,738
Puma Biotechnology, Inc.* (Biotechnology)	528	20,222
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,188	14,660
Q2 Holdings, Inc.* (Internet Software & Services)	528	14,837
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	792	36,400
Quad/Graphics, Inc. (Commercial Services & Supplies)	528	12,545
Quality Systems, Inc. (Health Care Technology)	1,056	13,612
Qualys, Inc.* (Software)	528	19,668
Quanex Building Products Corp. (Building Products)	660	10,758
Quidel Corp.* (Health Care Equipment & Supplies)	528	10,190
QuinStreet, Inc.* (Internet Software & Services)	1,584	4,594
Quorum Health Corp.* (Health Care Providers & Services)	792	3,200
Quotient Technology, Inc.* (Internet Software & Services)	1,188	12,593
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,564	48,434
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,452	3,630
Radio One, Inc.* - Class D (Media)	1,320	3,300
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,188	4,954
Radius Health, Inc.* (Biotechnology)	528	22,662
RadNet, Inc.* (Health Care Providers & Services)	1,188	8,257
RAIT Financial Trust (Equity Real Estate Investment Trusts)	2,376	7,247
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,848	22,527
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,320	22,889
Raven Industries, Inc. (Industrial Conglomerates)	660	14,157
Rayonier Advanced Materials, Inc. (Chemicals)	924	11,947
RBC Bearings, Inc.* (Machinery)	396	28,255
Real Industry, Inc.* (Metals & Mining)	792	4,237
RealNetworks, Inc.* (Internet Software & Services)	1,056	4,710
RealPage, Inc.* (Software)	924	25,133
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	528	11,563
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,320	18,559
Regis Corp.* (Diversified Consumer Services)	792	10,043
Regulus Therapeutics, Inc.* (Biotechnology)	1,188	3,267
Renasant Corp. (Banks)	660	22,268
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,056	9,240
Rent-A-Center, Inc. (Specialty Retail)	1,056	10,655
Repligen Corp.* (Biotechnology)	660	18,856
Republic First Bancorp, Inc.* (Banks)	1,320	5,214
Resource Capital Corp. (Mortgage Real Estate Investment Trusts)	660	8,177
Resources Connection, Inc. (Professional Services)	792	11,761
Restoration Hardware Holdings, Inc.* (Specialty Retail)	660	19,120
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,584	31,854
RetailMeNot, Inc.* (Internet Software & Services)	924	8,362
Retrophin, Inc.* (Biotechnology)	660	12,441
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,188	25,019
Rexnord Corp.* (Machinery)	1,452	28,880
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,772	7,207

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	924	$8,529
RingCentral, Inc.* - Class A (Software)	1,056	21,859
RLI Corp. (Insurance)	660	36,788
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,980	39,046
Roadrunner Transportation Systems, Inc.* (Road & Rail)	924	7,022
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,188	6,902
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	528	17,186
RPX Corp.* (Professional Services)	1,056	10,307
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,320	47,653
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,716	4,376
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,716	5,097
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	660	11,946
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	528	13,860
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	660	10,461
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	660	33,277
S&T Bancorp, Inc. (Banks)	660	20,717
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,188	27,680
Sage Therapeutics, Inc.* (Biotechnology)	528	22,989
Saia, Inc.* (Road & Rail)	528	18,823
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,188	7,568
Sandy Spring Bancorp, Inc. (Banks)	396	12,553
Sangamo BioSciences, Inc.* (Biotechnology)	1,584	5,623
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,188	32,848
Sapiens International Corp. N.V. (Software)	660	8,983
Sarepta Therapeutics, Inc.* (Biotechnology)	792	31,078
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	396	13,860
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	528	12,751
Scholastic Corp. (Media)	528	20,196
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	528	19,488
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	924	8,270
Science Applications International Corp. (IT Services)	660	45,481
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,056	13,094
Scorpio Bulkers, Inc.* (Marine)	1,716	6,692
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	3,168	12,133
Seacoast Banking Corp. of Florida* (Banks)	660	11,491
Seadrill, Ltd.* (Energy Equipment & Services)	6,600	14,058
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,188	16,644
Select Comfort Corp.* (Specialty Retail)	792	15,198
Select Income REIT (Equity Real Estate Investment Trusts)	1,056	26,125
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,848	24,024
Selective Insurance Group, Inc. (Insurance)	924	34,142
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	792	25,542
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,056	25,555
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,188	2,780
Sensient Technologies Corp. (Chemicals)	660	49,176
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	924	6,653
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	396	18,038
ServiceSource International, Inc.* (IT Services)	1,716	8,151
ServisFirst Bancshares, Inc. (Banks)	396	21,439
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	792	20,909
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	1,056	13,358
ShoreTel, Inc.* (Communications Equipment)	1,452	9,656
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	528	25,872
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	7,709
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	1,188	9,207
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	660	39,567
Silver Bay Realty Trust Corp. (Equity Real Estate Investment Trusts)	660	11,055
Silver Spring Networks, Inc.* (Software)	792	11,136
Simmons First National Corp. - Class A (Banks)	528	26,057
Simpson Manufacturing Co., Inc. (Building Products)	660	28,248
Sinclair Broadcast Group, Inc. - Class A (Media)	1,056	26,506
SkyWest, Inc. (Airlines)	924	27,859
Smart & Final Stores, Inc.* (Food & Staples Retailing)	528	6,336
Smith & Wesson Holding Corp.* (Leisure Products)	924	24,422
Snyder’s-Lance, Inc. (Food Products)	1,320	46,953
Sonic Automotive, Inc. - Class A (Specialty Retail)	660	11,814
Sonic Corp. (Hotels, Restaurants & Leisure)	792	18,145
Sonus Networks, Inc.* (Communications Equipment)	1,056	6,114

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sorrento Therapeutics, Inc.* (Biotechnology)	924	$5,313
Sotheby’s - Class A (Diversified Consumer Services)	924	33,153
South Jersey Industries, Inc. (Gas Utilities)	1,320	39,138
South State Corp. (Banks)	396	29,047
Southside Bancshares, Inc. (Banks)	528	17,223
Southwest Gas Corp. (Gas Utilities)	792	57,388
Spartan Motors, Inc. (Auto Components)	1,056	9,029
SpartanNash Co. (Food & Staples Retailing)	660	18,480
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,452	5,140
Spire, Inc. (Gas Utilities)	660	41,448
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	792	7,286
SPX Corp.* (Machinery)	792	15,056
SPX FLOW, Inc.* (Machinery)	660	16,559
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,188	10,039
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,188	27,407
Stage Stores, Inc. (Specialty Retail)	1,056	5,375
State Bank Financial Corp. (Banks)	660	14,553
State National Cos., Inc. (Insurance)	792	8,102
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,452	19,384
Stein Mart, Inc. (Specialty Retail)	924	5,562
Sterling Bancorp (Banks)	2,112	38,016
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,056	35,271
Stewart Information Services Corp. (Insurance)	396	17,800
Stifel Financial Corp.* (Capital Markets)	1,056	41,331
Stillwater Mining Co.* (Metals & Mining)	2,112	28,132
Stoneridge, Inc.* (Auto Components)	660	9,781
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	924	17,667
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	660	7,524
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,584	20,576
Summit Materials, Inc.* - Class A (Construction Materials)	1,056	19,789
Sun Hydraulics Corp. (Machinery)	396	11,654
SunCoke Energy, Inc. (Metals & Mining)	1,452	14,825
Sunrun, Inc.* (Electrical Equipment)	1,452	7,565
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,564	44,764
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	660	15,642
Superior Industries International, Inc. (Auto Components)	528	12,936
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	924	18,295
SUPERVALU, Inc.* (Food & Staples Retailing)	4,620	19,820
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	528	22,593
Swift Transportation Co.* (Road & Rail)	1,320	29,542
Sykes Enterprises, Inc.* (IT Services)	660	17,648
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	660	34,399
Synchronoss Technologies, Inc.* (Software)	660	24,229
Synergy Pharmaceuticals, Inc.* (Biotechnology)	3,564	16,359
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3,168	21,669
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	528	54,141
Syntel, Inc. (IT Services)	528	10,613
Synthetic Biologics, Inc.* (Biotechnology)	2,772	3,881
Tailored Brands, Inc. (Specialty Retail)	1,056	16,685
Take-Two Interactive Software, Inc.* (Software)	1,320	58,595
Talen Energy Corp.* (Independent Power & Renewable Electricity Producers)	1,452	20,226
Tangoe, Inc.* (Software)	792	6,795
TASER International, Inc.* (Aerospace & Defense)	924	20,679
Taylor Morrison Home Corp.* - Class A (Household Durables)	660	11,260
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,056	45,250
Team, Inc.* (Commercial Services & Supplies)	528	16,236
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	528	40,667
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,056	6,896
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,772	5,904
Teledyne Technologies, Inc.* (Aerospace & Defense)	528	56,855
Telenav, Inc.* (Software)	1,056	5,755
Teligent, Inc.* (Pharmaceuticals)	1,188	7,734
Tenneco, Inc.* (Auto Components)	924	50,884
TerraForm Global, Inc. - Class A (Independent Power & Renewable Electricity Producers)	2,508	9,405
Terraform Power, Inc. (Independent Power & Renewable Electricity Producers)	1,716	21,296
TerraVia Holdings, Inc.* (Chemicals)	2,508	5,894
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	792	20,671
TESARO, Inc.* (Biotechnology)	396	47,868
Tesco Corp. (Energy Equipment & Services)	1,056	7,234
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	792	29,383
Tetra Tech, Inc. (Commercial Services & Supplies)	924	35,528
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,716	9,352
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,320	4,620
Texas Capital Bancshares, Inc.* (Banks)	792	46,966

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,056	$42,789
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	660	5,016
TG Therapeutics, Inc.* (Biotechnology)	1,056	5,650
The Advisory Board Co.* (Professional Services)	660	26,268
The Andersons, Inc. (Food & Staples Retailing)	528	20,090
The Bancorp, Inc.* (Banks)	1,056	6,579
The Brink’s Co. (Commercial Services & Supplies)	792	31,324
The Buckle, Inc. (Specialty Retail)	528	11,009
The Cato Corp. - Class A (Specialty Retail)	528	15,666
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	792	42,126
The Chemours Co. (Chemicals)	3,036	49,880
The E.W. Scripps Co.* - Class A (Media)	1,056	14,003
The Empire District Electric Co. (Electric Utilities)	792	27,110
The Ensign Group, Inc. (Health Care Providers & Services)	924	17,066
The Finish Line, Inc. - Class A (Specialty Retail)	792	15,594
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,188	28,464
The Greenbrier Cos., Inc. (Machinery)	528	16,632
The Hackett Group, Inc. (IT Services)	528	8,511
The KEYW Holding Corp.* (Aerospace & Defense)	924	9,693
The Manitowoc Co., Inc. (Machinery)	2,508	10,132
The Medicines Co.* (Pharmaceuticals)	1,056	34,795
The New York Times Co. - Class A (Media)	2,112	23,021
The Rubicon Project, Inc.* (Software)	792	6,067
The Spectranetics Corp.* (Health Care Equipment & Supplies)	792	17,186
The St Joe Co.* (Real Estate Management & Development)	924	16,355
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,640	15,154
Theravance Biopharma, Inc.* (Pharmaceuticals)	660	16,586
Thermon Group Holdings, Inc.* (Electrical Equipment)	660	12,098
Third Point Reinsurance, Ltd.* (Insurance)	1,320	15,510
Tidewater, Inc. (Energy Equipment & Services)	1,452	2,512
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	924	13,629
Tile Shop Holdings, Inc.* (Specialty Retail)	660	11,187
Time, Inc. (Media)	1,716	22,308
TimkenSteel Corp.* (Metals & Mining)	924	9,471
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	1,056	6,125
Titan International, Inc. (Machinery)	1,188	12,106
TiVo Corp.* (Software)	2,112	41,921
TopBuild Corp.* (Household Durables)	660	19,886
TowneBank (Banks)	924	22,915
TransEnterix, Inc.* (Health Care Equipment & Supplies)	3,432	5,148
Travelport Worldwide, Ltd. (IT Services)	1,980	27,958
Tredegar Corp. (Chemicals)	528	9,768
Trevena, Inc.* (Biotechnology)	1,188	5,797
Trex Co., Inc.* (Building Products)	528	28,412
TRI Pointe Group, Inc.* (Household Durables)	2,508	27,161
TriMas Corp.* (Machinery)	792	14,216
TriNet Group, Inc.* (Professional Services)	792	14,866
Trinseo SA (Chemicals)	528	27,694
Triple-S Management Corp.* (Health Care Providers & Services)	528	10,919
Triumph Group, Inc. (Aerospace & Defense)	792	18,770
tronc, Inc.* (Media)	660	7,940
Tronox, Ltd. (Chemicals)	1,716	13,900
Trovagene, Inc.* (Biotechnology)	1,056	3,643
TrueBlue, Inc.* (Professional Services)	792	13,860
TrueCar, Inc.* (Internet Software & Services)	1,188	11,464
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,848	12,936
Trustmark Corp. (Banks)	1,188	32,884
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,452	19,094
Tubemogul, Inc.* (Software)	528	3,854
Tuesday Morning Corp.* (Multiline Retail)	1,188	5,881
Tutor Perini Corp.* (Construction & Engineering)	660	12,573
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,056	48,777
Ubiquiti Networks, Inc.* (Communications Equipment)	528	27,683
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,056	8,976
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	660	38,933
UMB Financial Corp. (Banks)	792	49,144
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	660	7,999
Umpqua Holdings Corp. (Banks)	3,564	54,458
Union Bankshares Corp. (Banks)	792	22,121
Unisys Corp.* (IT Services)	1,188	12,415
Unit Corp.* (Energy Equipment & Services)	924	15,828
United Bankshares, Inc. (Banks)	1,056	39,811
United Community Banks, Inc. (Banks)	1,188	25,625
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,188	8,732
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,056	15,534
United Natural Foods, Inc.* (Food & Staples Retailing)	792	33,058
Univar, Inc.* (Trading Companies & Distributors)	792	17,622
Universal American Corp.* (Health Care Providers & Services)	1,320	9,913
Universal Corp. (Tobacco)	396	21,463
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	660	34,122

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Insurance Holdings, Inc. (Insurance)	660	$14,058
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,452	37,476
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	528	11,352
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,320	5,940
Valhi, Inc. (Chemicals)	2,112	4,140
Valley National Bancorp (Banks)	4,092	40,347
Vanda Pharmaceuticals, Inc.* (Biotechnology)	792	11,761
VASCO Data Security International, Inc.* (Software)	660	9,075
Vector Group, Ltd. (Tobacco)	1,452	30,405
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	792	17,186
Verint Systems, Inc.* (Software)	1,056	38,016
Versartis, Inc.* (Biotechnology)	660	7,293
ViaSat, Inc.* (Communications Equipment)	660	46,636
Viavi Solutions, Inc.* (Communications Equipment)	3,960	28,195
VirnetX Holding Corp.* (Software)	1,452	4,429
Virtu Financial, Inc. - Class A (Capital Markets)	528	6,758
Virtusa Corp.* (IT Services)	528	10,000
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,244	31,640
Vital Therapies, Inc.* (Biotechnology)	792	4,237
Vitamin Shoppe, Inc.* (Specialty Retail)	528	13,226
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	1,320	4,092
Vocera Communications, Inc.* (Health Care Technology)	660	12,144
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,432	23,544
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,980	2,871
Wabash National Corp.* (Machinery)	1,188	13,365
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,320	20,750
WageWorks, Inc.* (Professional Services)	660	38,906
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	528	12,709
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,452	39,567
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	3,036	31,848
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,188	34,951
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	528	8,950
Watts Water Technologies, Inc. - Class A (Machinery)	528	31,680
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	528	17,598
Web.com Group, Inc.* (Internet Software & Services)	792	12,751
WebMD Health Corp.* (Internet Software & Services)	660	32,426
Webster Financial Corp. (Banks)	1,452	58,661
Weight Watchers International, Inc.* (Diversified Consumer Services)	660	6,785
Werner Enterprises, Inc. (Road & Rail)	792	19,048
WesBanco, Inc. (Banks)	660	21,721
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	1,056	13,570
West Corp. (Commercial Services & Supplies)	792	15,618
Westamerica Bancorp (Banks)	396	19,626
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	924	9,360
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,188	34,274
WGL Holdings, Inc. (Gas Utilities)	792	49,951
Whitestone REIT (Equity Real Estate Investment Trusts)	660	8,778
Willbros Group, Inc.* (Energy Equipment & Services)	1,716	2,608
William Lyon Homes* - Class A (Household Durables)	528	9,430
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,848	14,507
Winnebago Industries, Inc. (Automobiles)	528	14,916
Wintrust Financial Corp. (Banks)	792	42,728
WisdomTree Investments, Inc. (Capital Markets)	1,980	16,988
WMIH Corp.* (Insurance)	4,356	9,148
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,584	33,818
Woodward, Inc. (Machinery)	792	46,712
World Wrestling Entertainment, Inc. - Class A (Media)	660	11,669
Worthington Industries, Inc. (Metals & Mining)	792	37,224
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,716	37,599
WSFS Financial Corp. (Thrifts & Mortgage Finance)	528	18,506
Xactly Corp.* (Internet Software & Services)	528	6,811
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,320	7,273
Xencor, Inc.* (Biotechnology)	660	14,051
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,716	26,787
Xenith Bankshares, Inc.* (Banks)	2,244	5,251
XO Group, Inc.* (Internet Software & Services)	528	9,715
XPO Logistics, Inc.* (Air Freight & Logistics)	1,584	52,160
Yadkin Financial Corp. (Banks)	924	25,632
YRC Worldwide, Inc.* (Road & Rail)	792	7,033
Zafgen, Inc.* (Biotechnology)	924	2,781
ZAGG, Inc.* (Household Durables)	1,056	6,864
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	660	21,846
Zendesk, Inc.* (Software)	1,320	34,703
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,376	13,496

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ZixCorp.* (Software)	1,584	$6,447
Zogenix, Inc.* (Pharmaceuticals)	792	6,455
TOTAL COMMON STOCKS (Cost $18,043,614)		24,560,112

Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*^+(a) (Biotechnology)	2,635	—
Dyax Corp.*^+(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*^+(c) (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*^+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

	Principal Amount	Value
Repurchase Agreements(d)(e)(48.5%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $36,198,267	$36,198,000	$36,198,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,198,000)		36,198,000

TOTAL INVESTMENT SECURITIES (Cost $54,246,402) - 81.4%		60,764,958
Net other assets (liabilities) - 18.6%		13,849,387

NET ASSETS - 100.0%		$74,614,345

*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2016, these securities represented 0.014% of the net assets of the Fund.
^	The Advisor has deemed these securities to be illiquid. As of October 31, 2016, these securities represented 0.014% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $12,961,000.

(e)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	64	12/19/16	$7,610,880	$(92,901)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	11/28/16	0.26%	$31,741,923	$36,472
Russell 2000 Index	Goldman Sachs International	11/28/16	0.46%	23,829,624	(50,175)
				55,571,547	(13,703)

iShares Russell 2000 ETF	UBS AG	11/28/16	(0.14)%	$19,326,332	$(81,419)
Russell 2000 Index	UBS AG	11/28/16	0.21%	42,370,364	50,727
				61,696,696	(30,692)

				$117,268,243	$(44,395)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2016:

		% of
	Value	Net Assets
Aerospace & Defense	$389,690	0.5%
Air Freight & Logistics	138,591	0.2%
Airlines	69,462	0.1%
Auto Components	288,900	0.4%
Automobiles	14,916	NM
Banks	2,304,533	3.0%
Biotechnology	1,310,310	1.7%
Building Products	261,359	0.4%
Capital Markets	281,235	0.4%
Chemicals	617,058	0.8%
Commercial Services & Supplies	556,875	0.7%
Communications Equipment	499,245	0.7%
Construction & Engineering	241,425	0.3%
Construction Materials	41,437	0.1%
Consumer Finance	124,609	0.2%
Containers & Packaging	24,742	NM
Distributors	27,997	NM
Diversified Consumer Services	248,956	0.3%
Diversified Financial Services	34,907	NM
Diversified Telecommunication Services	158,537	0.2%
Electric Utilities	329,545	0.4%
Electrical Equipment	164,999	0.2%
Electronic Equipment, Instruments & Components	693,531	0.9%
Energy Equipment & Services	287,310	0.4%
Equity Real Estate Investment Trusts	2,013,102	2.6%
Food & Staples Retailing	113,624	0.2%
Food Products	232,745	0.3%
Gas Utilities	304,558	0.4%
Health Care Equipment & Supplies	776,670	1.0%
Health Care Providers & Services	516,838	0.7%
Health Care Technology	142,207	0.2%
Hotels, Restaurants & Leisure	596,553	0.8%
Household Durables	281,827	0.4%
Household Products	45,184	0.1%
Independent Power & Renewable Electricity Producers	187,774	0.3%
Industrial Conglomerates	14,157	NM
Insurance	478,317	0.6%
Internet & Direct Marketing Retail	138,038	0.2%
Internet Software & Services	654,493	0.9%
IT Services	564,089	0.8%
Leisure Products	57,692	0.1%
Life Sciences Tools & Services	193,503	0.3%
Machinery	798,308	1.1%
Marine	42,615	0.1%
Media	443,665	0.6%
Metals & Mining	324,204	0.4%
Mortgage Real Estate Investment Trusts	341,328	0.5%
Multiline Retail	47,484	0.1%
Multi-Utilities	138,283	0.2%
Oil, Gas & Consumable Fuels	600,850	0.8%
Paper & Forest Products	122,272	0.2%
Personal Products	48,418	0.1%
Pharmaceuticals	470,543	0.6%
Professional Services	306,706	0.4%
Real Estate Management & Development	105,651	0.1%
Road & Rail	158,840	0.2%
Semiconductors & Semiconductor Equipment	1,062,012	1.4%
Software	1,181,412	1.6%
Specialty Retail	605,533	0.8%
Technology Hardware, Storage & Peripherals	183,729	0.2%
Textiles, Apparel & Luxury Goods	183,036	0.2%
Thrifts & Mortgage Finance	572,011	0.8%
Tobacco	51,868	0.1%
Trading Companies & Distributors	266,829	0.4%
Water Utilities	50,939	0.1%
Wireless Telecommunication Services	38,882	0.1%
Other **	50,047,387	67.1%
Total	$74,614,345	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (77.5%)
3M Co. (Industrial Conglomerates)	5,040	$833,112
American Express Co. (Consumer Finance)	5,040	334,757
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,040	572,242
Caterpillar, Inc. (Machinery)	5,040	420,638
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,040	527,940
Cisco Systems, Inc. (Communications Equipment)	5,040	154,627
E.I. du Pont de Nemours & Co. (Chemicals)	5,040	346,702
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,040	419,933
General Electric Co. (Industrial Conglomerates)	5,040	146,664
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,040	175,745
International Business Machines Corp. (IT Services)	5,040	774,597
Johnson & Johnson (Pharmaceuticals)	5,040	584,590
JPMorgan Chase & Co. (Banks)	5,040	349,070
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,040	567,353
Merck & Co., Inc. (Pharmaceuticals)	5,040	295,949
Microsoft Corp. (Software)	5,040	301,997
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,040	252,907
Pfizer, Inc. (Pharmaceuticals)	5,040	159,818
The Boeing Co. (Aerospace & Defense)	5,040	717,847
The Coca-Cola Co. (Beverages)	5,040	213,696
The Goldman Sachs Group, Inc. (Capital Markets)	5,040	898,330
The Home Depot, Inc. (Specialty Retail)	5,040	614,930
The Procter & Gamble Co. (Household Products)	5,040	437,472
The Travelers Cos., Inc. (Insurance)	5,040	545,227
The Walt Disney Co. (Media)	5,040	467,158
United Technologies Corp. (Aerospace & Defense)	5,040	515,088
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,040	712,303
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,040	242,424
Visa, Inc. - Class A (IT Services)	5,040	415,850
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,040	352,901
TOTAL COMMON STOCKS (Cost $7,060,379)		13,351,867

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $3,649,027	$3,649,000	$3,649,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,649,000)		3,649,000

TOTAL INVESTMENT SECURITIES (Cost $10,709,379) - 98.7%		17,000,867
Net other assets (liabilities) - 1.3%		221,904

NET ASSETS - 100.0%		$17,222,771

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,724,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	16	12/19/16	$1,445,200	$(29,630)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/28/16	0.91%	$6,463,470	$(10,366)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/28/16	0.81%	2,530,369	(5,256)
				8,993,839	(15,622)

Dow Jones Industrial Average	UBS AG	11/28/16	0.61%	$8,910,576	$(13,543)
SPDR Dow Jones Industrial Average ETF	UBS AG	11/28/16	0.76%	1,806,353	(3,742)
				10,716,929	(17,285)

				$19,710,768	$(32,907)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,232,934	7.3%
Banks	349,070	2.0%
Beverages	213,696	1.2%
Capital Markets	898,330	5.2%
Chemicals	346,702	2.0%
Communications Equipment	154,627	0.9%
Consumer Finance	334,757	1.9%
Diversified Telecommunication Services	242,424	1.4%
Food & Staples Retailing	352,901	2.0%
Health Care Providers & Services	712,303	4.1%
Hotels, Restaurants & Leisure	567,353	3.3%
Household Products	437,472	2.5%
Industrial Conglomerates	979,776	5.7%
Insurance	545,227	3.2%
IT Services	1,190,448	7.0%
Machinery	420,638	2.4%
Media	467,158	2.7%
Oil, Gas & Consumable Fuels	947,873	5.5%
Pharmaceuticals	1,040,357	6.0%
Semiconductors & Semiconductor Equipment	175,745	1.0%
Software	301,997	1.8%
Specialty Retail	614,930	3.6%
Technology Hardware, Storage & Peripherals	572,242	3.3%
Textiles, Apparel & Luxury Goods	252,907	1.5%
Other **	3,870,904	22.5%
Total	$17,222,771	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (54.7%)
Activision Blizzard, Inc. (Software)	22,348	$964,763
Adobe Systems, Inc.* (Software)	15,096	1,622,970
Akamai Technologies, Inc.* (Internet Software & Services)	5,328	370,136
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	888,444
Alphabet, Inc.* - Class A (Internet Software & Services)	8,880	7,191,912
Alphabet, Inc.* - Class C (Internet Software & Services)	10,360	8,127,834
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	14,356	11,338,657
American Airlines Group, Inc. (Airlines)	15,984	648,950
Amgen, Inc. (Biotechnology)	22,644	3,196,426
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,324	597,668
Apple, Inc. (Technology Hardware, Storage & Peripherals)	162,504	18,450,704
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,560	946,845
Autodesk, Inc.* (Software)	6,660	481,385
Automatic Data Processing, Inc. (IT Services)	13,764	1,198,294
Baidu, Inc.*ADR (Internet Software & Services)	8,288	1,465,816
Bed Bath & Beyond, Inc. (Specialty Retail)	4,588	185,447
Biogen, Inc.* (Biotechnology)	6,660	1,865,999
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,180	417,094
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	11,988	2,041,317
CA, Inc. (Software)	12,580	386,709
Celgene Corp.* (Biotechnology)	23,384	2,389,377
Cerner Corp.* (Health Care Technology)	10,212	598,219
Charter Communications, Inc.* - Class A (Media)	8,140	2,034,106
Check Point Software Technologies, Ltd.* (Software)	5,180	438,021
Cisco Systems, Inc. (Communications Equipment)	151,700	4,654,156
Citrix Systems, Inc.* (Software)	4,736	401,613
Cognizant Technology Solutions Corp.* (IT Services)	18,352	942,375
Comcast Corp. - Class A (Media)	72,520	4,483,187
Costco Wholesale Corp. (Food & Staples Retailing)	13,172	1,947,744
CSX Corp. (Road & Rail)	28,564	871,489
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	11,248	496,599
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	6,956	400,457
Discovery Communications, Inc.* - Class A (Media)	4,588	119,793
Discovery Communications, Inc.* - Class C (Media)	7,252	182,098
Dish Network Corp.* - Class A (Media)	6,808	398,676
Dollar Tree, Inc.* (Multiline Retail)	7,104	536,707
eBay, Inc.* (Internet Software & Services)	34,040	970,480
Electronic Arts, Inc.* (Software)	9,028	708,879
Expedia, Inc. (Internet & Direct Marketing Retail)	4,144	535,529
Express Scripts Holding Co.* (Health Care Providers & Services)	18,944	1,276,826
Facebook, Inc.* - Class A (Internet Software & Services)	70,004	9,169,824
Fastenal Co. (Trading Companies & Distributors)	8,732	340,373
Fiserv, Inc.* (IT Services)	6,660	655,877
Gilead Sciences, Inc. (Biotechnology)	39,812	2,931,358
Henry Schein, Inc.* (Health Care Providers & Services)	2,516	375,387
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	604,462
Incyte Corp.* (Biotechnology)	5,624	489,119
Intel Corp. (Semiconductors & Semiconductor Equipment)	142,672	4,974,972
Intuit, Inc. (Software)	7,696	836,863
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	795,743
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	27,676	718,192
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,884	473,064
Liberty Global PLC* - Class A (Media)	7,992	260,539
Liberty Global PLC* - Class C (Media)	19,388	616,538
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	13,468	249,023
Liberty Ventures* (Internet & Direct Marketing Retail)	4,144	165,346
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	11,692	803,240
Mattel, Inc. (Leisure Products)	10,212	321,984
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584	340,184
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,512	394,302
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	31,376	538,412
Microsoft Corp. (Software)	235,024	14,082,637
Mondelez International, Inc. - Class A (Food Products)	46,916	2,108,405
Monster Beverage Corp.* (Beverages)	5,772	833,130
Mylan N.V.* (Pharmaceuticals)	16,132	588,818
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,436	286,318
Netease.com, Inc.ADR (Internet Software & Services)	2,368	608,552
Netflix, Inc.* (Internet & Direct Marketing Retail)	12,876	1,607,826
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,808	264,627
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,132	1,147,953

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	10,212	$1,021,200
O’Reilly Automotive, Inc.* (Specialty Retail)	2,812	743,605
PACCAR, Inc. (Machinery)	10,508	577,099
Paychex, Inc. (IT Services)	10,804	596,381
PayPal Holdings, Inc.* (IT Services)	36,408	1,516,757
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	44,400	3,051,168
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,072,322
Ross Stores, Inc. (Specialty Retail)	11,988	749,730
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	3,700	419,136
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,028	309,751
Shire Pharmaceuticals Group PLCADR (Biotechnology)	2,664	449,257
Sirius XM Holdings, Inc.* (Media)	147,112	613,457
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,624	432,711
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,252	2,348,454
Stericycle, Inc.* (Commercial Services & Supplies)	2,516	201,506
Symantec Corp. (Software)	18,500	463,055
Tesla Motors, Inc.* (Automobiles)	4,440	877,921
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,192	2,139,103
The Kraft Heinz Co. (Food Products)	36,704	3,264,822
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	1,480	2,181,861
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,864	1,236,487
Tractor Supply Co. (Specialty Retail)	3,996	250,269
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	3,996	257,662
Twenty-First Century Fox, Inc. - Class A (Media)	32,116	843,687
Twenty-First Century Fox, Inc. - Class B (Media)	24,124	636,632
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	468,186
Verisk Analytics, Inc.* - Class A (Professional Services)	5,032	410,360
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	561,364
Viacom, Inc. - Class B (Media)	10,508	394,680
Vodafone Group PLCADR (Wireless Telecommunication Services)	12,136	337,866
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,708	2,705,932
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	8,584	501,649
Whole Foods Market, Inc. (Food & Staples Retailing)	9,620	272,150
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,696	391,496
Yahoo!, Inc.* (Internet Software & Services)	28,712	1,192,984
TOTAL COMMON STOCKS (Cost $64,916,024)		167,847,469

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $144,662,068	$144,661,000	$144,661,000
TOTAL REPURCHASE AGREEMENTS (Cost $144,661,000)		144,661,000

TOTAL INVESTMENT SECURITIES (Cost $209,577,024) - 101.8%		312,508,469
Net other assets (liabilities) - (1.8)%		(5,390,110)

NET ASSETS - 100.0%		$307,118,359

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $60,307,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	316	12/19/16	$30,317,040	$(177,551)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/16	0.96%	$121,462,472	$(829,631)
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	11/28/16	0.76%	69,159,448	(352,756)
				190,621,920	(1,182,387)

NASDAQ-100 Index	UBS AG	11/28/16	0.76%	$148,793,681	$(909,044)
PowerShares QQQ Trust, Series 1 ETF	UBS AG	11/28/16	0.76%	77,019,938	(422,975)
				225,813,619	(1,332,019)

				$416,435,539	$(2,514,406)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Airlines	$648,950	0.2%
Automobiles	877,921	0.3%
Beverages	833,130	0.3%
Biotechnology	14,260,761	4.6%
Commercial Services & Supplies	201,506	0.1%
Communications Equipment	4,654,156	1.5%
Diversified Telecommunication Services	419,136	0.1%
Food & Staples Retailing	4,925,826	1.6%
Food Products	5,373,226	1.7%
Health Care Equipment & Supplies	1,196,200	0.4%
Health Care Providers & Services	1,652,213	0.5%
Health Care Technology	598,219	0.2%
Hotels, Restaurants & Leisure	3,416,321	1.1%
Internet & Direct Marketing Retail	17,550,694	5.7%
Internet Software & Services	29,097,539	9.6%
IT Services	4,909,684	1.6%
Leisure Products	321,984	0.1%
Life Sciences Tools & Services	604,462	0.2%
Machinery	577,099	0.2%
Media	10,583,393	3.4%
Multiline Retail	536,707	0.2%
Pharmaceuticals	588,818	0.2%
Professional Services	410,360	0.1%
Road & Rail	871,488	0.3%
Semiconductors & Semiconductor Equipment	18,490,395	6.0%
Software	20,386,896	6.7%
Specialty Retail	2,397,237	0.8%
Technology Hardware, Storage & Peripherals	19,548,422	6.4%
Trading Companies & Distributors	340,373	0.1%
Wireless Telecommunication Services	1,574,353	0.5%
Other **	139,270,890	45.3%
Total	$307,118,359	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,636,034	$4,636,000	$4,636,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,636,000)		4,636,000

TOTAL INVESTMENT SECURITIES (Cost $4,636,000) - 99.4%		4,636,000
Net other assets (liabilities) - 0.6%		27,739

NET ASSETS - 100.0%		$4,663,739

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $425,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/28/16	0.76%	$445,216	$(225)
MSCI EAFE Index	UBS AG	11/28/16	1.26%	8,889,289	(4,940)
				$9,334,505	$(5,165)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (71.3%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	28,764	$168,269
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	27,540	2,800,542
Ambev S.A.ADR (Beverages)	108,324	639,112
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	28,152	369,918
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	10,098	138,747
Baidu, Inc.*ADR (Internet Software & Services)	6,732	1,190,621
Bancolombia S.A.ADR (Banks)	2,754	105,423
BRF S.A.ADR (Food Products)	14,994	250,700
Cemex S.A.B. de C.V.*ADR (Construction Materials)	34,578	300,137
China Life Insurance Co., Ltd.ADR (Insurance)	36,720	453,492
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,234	1,564,049
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	6,426	465,371
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	3,366	173,518
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	14,688	172,143
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	9,486	323,947
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,978	499,159
CPFL Energia S.A.ADR (Electric Utilities)	7,956	120,931
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	9,180	405,297
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,366	322,025
Gold Fields, Ltd.ADR (Metals & Mining)	18,360	76,194
Grupo Televisa S.A.ADR (Media)	11,934	292,741
HDFC Bank, Ltd.ADR (Banks)	10,098	714,737
ICICI Bank, Ltd.ADR (Banks)	34,884	289,188
Infosys Technologies, Ltd.ADR (IT Services)	49,266	751,799
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	23,562	611,434
KB Financial Group, Inc.ADR (Banks)	9,486	350,792
Korea Electric Power Corp.ADR (Electric Utilities)	12,546	273,628
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	11,016	132,302
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	12,852	99,089
Netease.com, Inc.ADR (Internet Software & Services)	1,836	471,834
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,060	153,398
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	5,202	352,331
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	36,720	428,522
POSCOADR (Metals & Mining)	7,956	413,314
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	12,240	397,678
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	12,546	345,140
Shinhan Financial Group Co., Ltd.ADR (Banks)	11,628	449,307
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	8,874	193,897
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	91,800	2,854,981
Tata Motors, Ltd.ADR (Automobiles)	4,896	192,951
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	10,404	235,130
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	58,446	111,047
Vale S.A.*ADR (Metals & Mining)	31,824	220,222
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	10,098	138,040
Wipro, Ltd.ADR (IT Services)	14,382	139,074
TOTAL COMMON STOCKS (Cost $17,669,651)		21,152,171

Preferred Stocks (9.0%)
Banco Bradesco S.A.ADR (Banks)	68,544	713,543
Itau Unibanco Holding S.A.ADR (Banks)	77,724	927,250
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	50,490	558,419
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	10,098	145,411
Vale S.A.*ADR (Metals & Mining)	48,348	311,361
TOTAL PREFERRED STOCKS (Cost $1,694,579)		2,655,984

	Principal Amount	Value
Repurchase Agreements(a)(b)(19.3%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $5,741,042	$5,741,000	$5,741,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,741,000)		5,741,000

TOTAL INVESTMENT SECURITIES (Cost $25,105,230) - 99.6%		29,549,155
Net other assets (liabilities) - 0.4%		121,804

NET ASSETS - 100.0%		$29,670,959

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,133,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/28/16	0.91%	$10,236,628	$(32,057)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/28/16	0.71%	25,210,091	(80,174)
				$35,446,719	$(112,231)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Automobiles	$192,951	0.7%
Banks	3,550,239	12.0%
Beverages	961,137	3.2%
Construction Materials	300,137	1.0%
Diversified Consumer Services	153,398	0.5%
Diversified Telecommunication Services	1,212,696	4.1%
Electric Utilities	394,559	1.3%
Electronic Equipment, Instruments & Components	132,302	0.5%
Food Products	250,700	0.8%
Insurance	453,492	1.5%
Internet & Direct Marketing Retail	1,154,771	3.9%
Internet Software & Services	4,462,998	15.1%
IT Services	890,873	3.0%
Media	292,741	1.0%
Metals & Mining	1,159,838	3.9%
Oil, Gas & Consumable Fuels	2,884,074	9.7%
Semiconductors & Semiconductor Equipment	3,134,297	10.6%
Wireless Telecommunication Services	2,226,952	7.5%
Other **	5,862,804	19.7%
Total	$29,670,959	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2016:

	Value	% of Net Assets
Brazil	$4,550,601	15.3%
China	7,887,180	26.6%
Colombia	105,423	0.4%
Hong Kong	1,564,049	5.3%
India	2,087,749	7.0%
Indonesia	397,678	1.3%
Mexico	1,284,821	4.3%
Russia	99,089	0.3%
South Africa	560,081	2.0%
South Korea	1,813,240	6.1%
Taiwan	3,458,244	11.7%
Other **	5,862,804	19.7%
Total	$29,670,959	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (52.3%)
Ambev S.A.ADR (Beverages)	470,559	$2,776,298
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	100,899	1,325,813
Banco de ChileADR (Banks)	4,545	329,422
Banco Santander ChileADR (Banks)	17,877	408,489
Bancolombia S.A.ADR (Banks)	12,726	487,151
BRF S.A.ADR (Food Products)	66,357	1,109,489
Cemex S.A.B. de C.V.*ADR (Construction Materials)	142,713	1,238,749
Cencosud S.A.ADR (Food & Staples Retailing)	44,238	437,514
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	10,908	319,168
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	5,757	431,833
Companhia de Minas Buenaventura S.A.A.ADR (Metals & Mining)	21,513	285,908
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	39,087	411,195
CPFL Energia S.A.ADR (Electric Utilities)	36,663	557,278
Embraer S.A.ADR (Aerospace & Defense)	19,089	408,314
Empresa Nacional de Electricidad S.A.ADR (Independent Power & Renewable Electricity Producers)	12,726	264,192
Enersis S.A.ADR (Electric Utilities)	43,935	380,916
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	13,029	1,246,484
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	4,242	409,904
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	2,424	385,416
Grupo Financiero Galicia S.A.ADR (Banks)	9,393	292,498
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	38,784	350,995
Grupo Televisa S.A.ADR (Media)	43,935	1,077,726
Latam Airlines Group S.A.*ADR (Airlines)	39,996	383,562
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	159,075	1,856,405
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	46,359	1,047,713
Vale S.A.*ADR (Metals & Mining)	142,107	983,380
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	19,392	344,402
TOTAL COMMON STOCKS (Cost $15,443,576)		19,550,214

Preferred Stocks (33.7%)
Banco Bradesco S.A.ADR (Banks)	297,243	3,094,300
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	19,089	363,645
Companhia Energetica de Minas Gerais-CEMIGADR (Electric Utilities)	98,172	296,479
Gerdau S.A.ADR (Metals & Mining)	104,232	357,516
Itau Unibanco Holding S.A.ADR (Banks)	335,724	4,005,189
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	218,766	2,419,552
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	46,056	663,206
Vale S.A.*ADR (Metals & Mining)	215,736	1,389,340
TOTAL PREFERRED STOCKS (Cost $7,997,750)		12,589,227

	Principal Amount	Value
Repurchase Agreements(a)(b)(15.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $5,697,042	$5,697,000	$5,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,697,000)		5,697,000

TOTAL INVESTMENT SECURITIES (Cost $29,138,326) - 101.2%		37,836,441
Net other assets (liabilities) - (1.2)%		(444,122)

NET ASSETS - 100.0%		$37,392,319

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,469,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/28/16	0.91%	$4,357,930	$(2,650)
BNY Mellon Latin America 35 ADR Index	UBS AG	11/28/16	0.91%	38,344,173	(41,521)
				$42,702,103	$(44,171)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$408,314	1.1%
Airlines	383,562	1.0%
Banks	8,968,043	24.0%
Beverages	4,454,615	11.9%
Chemicals	319,168	0.9%
Construction Materials	1,238,749	3.3%
Diversified Telecommunication Services	663,206	1.8%
Electric Utilities	1,234,673	3.3%
Food & Staples Retailing	801,159	2.1%
Food Products	1,109,489	3.0%
Independent Power & Renewable Electricity Producers	264,192	0.7%
Media	1,077,726	2.9%
Metals & Mining	3,016,144	8.1%
Oil, Gas & Consumable Fuels	5,668,073	15.2%
Transportation Infrastructure	795,320	2.1%
Water Utilities	411,195	1.1%
Wireless Telecommunication Services	1,325,813	3.5%
Other **	5,252,878	14.0%
Total	$37,392,319	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2016:

	Value	% of Net Assets
Argentina	$636,900	1.7%
Brazil	21,739,299	58.1%
Chile	2,523,263	6.7%
Colombia	487,151	1.3%
Mexico	6,466,920	17.4%
Peru	285,908	0.8%
Other **	5,252,878	14.0%
Total	$37,392,319	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (83.2%)
21Vianet Group, Inc.*ADR (Internet Software & Services)	11,832	$86,492
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	5,304	89,850
58.com, Inc.*ADR (Internet Software & Services)	5,814	243,316
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	12,750	1,296,547
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	18,768	176,795
Autohome, Inc.*ADR (Internet Software & Services)	6,426	150,690
Baidu, Inc.*ADR (Internet Software & Services)	4,794	847,867
Beigene, Ltd.*ADR (Biotechnology)	4,692	155,962
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	5,508	140,619
Changyou.com, Ltd.*ADR (Software)	3,060	80,936
Cheetah Mobile, Inc.*ADR (Software)	7,038	75,307
China Eastern Airlines Corp., Ltd.ADR (Airlines)	4,998	113,005
China Life Insurance Co., Ltd.ADR (Insurance)	45,288	559,307
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	3,774	162,319
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	16,932	972,405
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	7,854	568,787
China Southern Airlines Co., Ltd.ADR (Airlines)	4,896	137,528
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,242	373,325
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	31,518	369,391
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,794	601,550
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	12,546	553,906
Fang Holdings, Ltd.*ADR (Internet Software & Services)	34,476	114,805
Huaneng Power International, Inc.ADR (Independent Power & Renewable Electricity Producers)	9,180	226,012
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	10,506	61,145
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	25,194	653,784
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	4,896	75,447
Jumei International Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	15,198	77,662
Momo, Inc.*ADR (Internet Software & Services)	7,854	189,124
Netease.com, Inc.ADR (Internet Software & Services)	2,448	629,112
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,548	378,381
NQ Mobile, Inc.*ADR (Software)	20,910	72,349
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	7,446	504,318
Qunar Cayman Islands, Ltd.*ADR (Internet & Direct Marketing Retail)	5,814	171,920
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,672	187,566
TAL Education Group*ADR (Diversified Consumer Services)	3,774	307,355
Tarena International, Inc.ADR (Diversified Consumer Services)	6,834	110,369
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	13,158	136,580
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	12,036	108,204
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	24,072	329,064
Weibo Corp.*ADR (Internet Software & Services)	4,692	215,879
YY, Inc.*ADR (Internet Software & Services)	3,774	181,416
TOTAL COMMON STOCKS (Cost $9,734,270)		12,486,396

	Principal Amount	Value
Repurchase Agreements(a)(b)(37.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $5,567,041	$5,567,000	$5,567,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,567,000)		5,567,000

TOTAL INVESTMENT SECURITIES (Cost $15,301,270) - 120.3%		18,053,396
Net other assets (liabilities) - (20.3)%		(3,040,500)

NET ASSETS - 100.0%		$15,012,896

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $839,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/28/16	0.91%	$6,839,294	$(127,490)
BNY Mellon China Select ADR Index	UBS AG	11/28/16	0.71%	10,779,359	(241,548)
				$17,618,653	$(369,038)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Airlines	$250,533	1.7%
Biotechnology	155,962	1.0%
Chemicals	187,566	1.2%
Diversified Consumer Services	796,105	5.3%
Diversified Telecommunication Services	742,716	4.9%
Hotels, Restaurants & Leisure	360,373	2.4%
Independent Power & Renewable Electricity Producers	226,012	1.5%
Insurance	559,307	3.7%
Internet & Direct Marketing Retail	1,786,336	11.9%
Internet Software & Services	4,095,867	27.4%
Metals & Mining	176,795	1.2%
Oil, Gas & Consumable Fuels	1,674,655	11.2%
Semiconductors & Semiconductor Equipment	273,172	1.8%
Software	228,592	1.5%
Wireless Telecommunication Services	972,405	6.5%
Other **	2,526,500	16.8%
Total	$15,012,896	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2016:

	Value	% of Net Assets
China	$12,486,396	83.2%
Other **	2,526,500	16.8%
Total	$15,012,896	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(78.9%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $23,980,177	$23,980,000	$23,980,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,980,000)		23,980,000

TOTAL INVESTMENT SECURITIES (Cost $23,980,000) - 78.9%		23,980,000
Net other assets (liabilities) - 21.1%		6,422,204

NET ASSETS - 100.0%		$30,402,204

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	699	12/9/16	$60,865,425	$1,034,372

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(118.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $61,995,458	$61,995,000	$61,995,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,995,000)		61,995,000

TOTAL INVESTMENT SECURITIES (Cost $61,995,000) - 118.4%		61,995,000
Net other assets (liabilities) - (18.4)%		(9,617,810)

NET ASSETS - 100.0%		$52,377,190

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $9,936,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	19	12/19/16	$2,014,713	$54,430

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/16	(0.66)%	$(27,025,824)	$87,977
S&P 500	UBS AG	11/28/16	(0.21)%	(23,253,170)	73,617
				$(50,278,994)	$161,594

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(110.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $10,950,081	$10,950,000	$10,950,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,950,000)		10,950,000

TOTAL INVESTMENT SECURITIES (Cost $10,950,000) - 110.7%		10,950,000
Net other assets (liabilities) - (10.7)%		(1,062,673)

NET ASSETS - 100.0%		$9,887,327

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,522,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	12/19/16	$2,616,240	$62,538

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/28/16	0.04%	$(2,448,189)	$(4,628)
Russell 2000 Index	UBS AG	11/28/16	0.39%	(4,798,626)	(6,249)
				$(7,246,815)	$(10,877)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(157.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,753,072	$9,753,000	$9,753,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,753,000)		9,753,000

TOTAL INVESTMENT SECURITIES (Cost $9,753,000) - 157.7%		9,753,000
Net other assets (liabilities) - (57.7)%		(3,568,566)

NET ASSETS - 100.0%		$6,184,434

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,534,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	19	12/19/16	$1,822,860	$(32,861)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/16	(0.71)%	$(152,982)	$109,575
NASDAQ-100 Index	UBS AG	11/28/16	(0.36)%	(4,192,967)	30,766
				$(4,345,949)	$140,341

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $16,982,125	$16,982,000	$16,982,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,982,000)		16,982,000

TOTAL INVESTMENT SECURITIES (Cost $16,982,000) - 96.0%		16,982,000
Net other assets (liabilities) - 4.0%		715,716

NET ASSETS - 100.0%		$17,697,716

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $5,786,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	12/19/16	$1,908,675	$51,565

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/16	(0.66)%	$(12,248,589)	$39,873
S&P 500	UBS AG	11/28/16	(0.21)%	(21,240,751)	61,634
				$(33,489,340)	$101,507

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(85.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $2,705,020	$2,705,000	$2,705,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,705,000)		2,705,000

TOTAL INVESTMENT SECURITIES
(Cost $2,705,000) - 85.2%		2,705,000
Net other assets (liabilities) - 14.8%		470,271

NET ASSETS - 100.0%		$3,175,271

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $973,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/19/16	$150,710	$7,077

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/28/16	(0.51)%	$(2,311,510)	$(12,841)
S&P MidCap 400	UBS AG	11/28/16	(0.36)%	(3,881,167)	(16,964)
				$(6,192,677)	$(29,805)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,670,071	$9,670,000	$9,670,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,670,000)		9,670,000

TOTAL INVESTMENT SECURITIES
(Cost $9,670,000) - 99.0%		9,670,000
Net other assets (liabilities) - 1.0%		97,689

NET ASSETS - 100.0%		$9,767,689

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,026,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/28/16	0.04%	$(8,481,371)	$(10,288)
Russell 2000 Index	UBS AG	11/28/16	0.39%	(11,053,837)	(12,202)
				$(19,535,208)	$(22,490)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,963,037	$4,963,000	$4,963,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,963,000)		4,963,000

TOTAL INVESTMENT SECURITIES
(Cost $4,963,000) - 96.7%		4,963,000
Net other assets (liabilities) - 3.3%		170,573

NET ASSETS - 100.0%		$5,133,573

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $989,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	12/19/16	$1,083,900	$22,178

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/28/16	(0.61)%	$(6,606,838)	$10,375
Dow Jones Industrial Average	UBS AG	11/28/16	(0.26)%	(2,554,917)	3,656
				$(9,161,755)	$14,031

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.6%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $11,694,086	$11,694,000	$11,694,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,694,000)		11,694,000

TOTAL INVESTMENT SECURITIES
(Cost $11,694,000) - 99.6%		11,694,000
Net other assets (liabilities) - 0.4%		41,961

NET ASSETS - 100.0%		$11,735,961

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $3,804,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	11	12/19/16	$1,055,340	$6,139

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/16	(0.71)%	$(12,286,636)	$102,639
NASDAQ-100 Index	UBS AG	11/28/16	(0.36)%	(10,163,875)	74,579
				$(22,450,511)	$177,218

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.5%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $6,077,045	$6,077,000	$6,077,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,077,000)		6,077,000

TOTAL INVESTMENT SECURITIES
(Cost $6,077,000) - 100.5%		6,077,000
Net other assets (liabilities) - (0.5)%		(30,353)

NET ASSETS - 100.0%		$6,046,647

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $471,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/28/16	(0.06)%	$(8,355,325)	$3,577
MSCI EAFE Index	UBS AG	11/28/16	(0.16)%	(3,746,463)	2,259
				$(12,101,788)	$5,836

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.6%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $7,703,057	$7,703,000	$7,703,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,703,000)		7,703,000

TOTAL INVESTMENT SECURITIES
(Cost $7,703,000) - 99.6%		7,703,000
Net other assets (liabilities) - 0.4%		33,042

NET ASSETS - 100.0%		$7,736,042

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $386,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/28/16	0.04%	$(6,533,783)	$19,769
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/28/16	0.19%	(8,950,573)	25,920
				$(15,484,356)	$45,689

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(90.8%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,892,036	$4,892,000	$4,892,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,892,000)		4,892,000

TOTAL INVESTMENT SECURITIES
(Cost $4,892,000) - 90.8%		4,892,000
Net other assets (liabilities) - 9.2%		494,019

NET ASSETS - 100.0%		$5,386,019

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $259,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/28/16	0.14%	$(5,122,954)	$2,517
BNY Mellon Latin America 35 ADR Index	UBS AG	11/28/16	0.09%	(5,635,068)	7,087
				$(10,758,022)	$9,604

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(96.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $3,587,026	$3,587,000	$3,587,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,587,000)		3,587,000

TOTAL INVESTMENT SECURITIES
(Cost $3,587,000) - 96.0%		3,587,000
Net other assets (liabilities) - 4.0%		148,997

NET ASSETS - 100.0%		$3,735,997

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $234,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/28/16	0.54%	$(2,224,897)	$41,109
BNY Mellon China Select ADR Index	UBS AG	11/28/16	0.79%	(5,238,937)	94,412
				$(7,463,834)	$135,521

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(86.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $2,838,021	$2,838,000	$2,838,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,838,000)		2,838,000

TOTAL INVESTMENT SECURITIES
(Cost $2,838,000) - 86.1%		2,838,000
Net other assets (liabilities) - 13.9%		457,968

NET ASSETS - 100.0%		$3,295,968

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	76	12/09/16	$6,617,700	$(117,131)

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (71.6%)
Associated Banc-Corp. (Banks)	1,423	$28,887
BancorpSouth, Inc. (Banks)	811	19,059
Bank of America Corp. (Banks)	97,143	1,602,860
Bank of Hawaii Corp. (Banks)	404	30,361
Bank of the Ozarks, Inc. (Banks)	851	31,453
BankUnited, Inc. (Banks)	1,006	29,315
BB&T Corp. (Banks)	7,764	304,349
BOK Financial Corp. (Banks)	220	15,624
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,194	17,516
Cathay General Bancorp, Inc. (Banks)	710	21,265
Citigroup, Inc. (Banks)	27,656	1,359,292
Citizens Financial Group, Inc. (Banks)	4,935	129,988
Comerica, Inc. (Banks)	1,637	85,271
Commerce Bancshares, Inc. (Banks)	786	39,159
Cullen/Frost Bankers, Inc. (Banks)	509	38,679
East West Bancorp, Inc. (Banks)	1,386	54,761
F.N.B. Corp. (Banks)	1,985	25,944
Fifth Third Bancorp (Banks)	7,273	158,260
First Financial Bankshares, Inc. (Banks)	642	23,240
First Horizon National Corp. (Banks)	2,212	34,093
First Republic Bank (Banks)	1,434	106,733
Fulton Financial Corp. (Banks)	1,630	24,287
Glacier Bancorp, Inc. (Banks)	728	20,573
Hancock Holding Co. (Banks)	739	24,793
Huntington Bancshares, Inc. (Banks)	10,348	109,689
IBERIABANK Corp. (Banks)	389	25,538
International Bancshares Corp. (Banks)	532	16,412
Investors Bancorp, Inc. (Banks)	2,959	36,277
JPMorgan Chase & Co. (Banks)	34,383	2,381,366
KeyCorp (Banks)	10,320	145,718
M&T Bank Corp. (Banks)	1,493	183,236
MB Financial, Inc. (Banks)	687	25,000
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	4,619	66,329
PacWest Bancorp (Banks)	1,143	49,595
People’s United Financial, Inc. (Banks)	2,963	48,119
PNC Financial Services Group, Inc. (Banks)	4,698	449,129
Popular, Inc. (Banks)	1,003	36,409
PrivateBancorp, Inc. (Banks)	756	34,201
Prosperity Bancshares, Inc. (Banks)	671	37,220
Regions Financial Corp. (Banks)	11,950	127,985
Signature Bank* (Banks)	496	59,798
SunTrust Banks, Inc. (Banks)	4,783	216,335
SVB Financial Group* (Banks)	482	58,934
Synovus Financial Corp. (Banks)	1,165	38,527
TCF Financial Corp. (Banks)	1,613	23,066
Texas Capital Bancshares, Inc.* (Banks)	430	25,499
Trustmark Corp. (Banks)	655	18,130
U.S. Bancorp (Banks)	15,316	685,544
UMB Financial Corp. (Banks)	410	25,441
Umpqua Holdings Corp. (Banks)	2,112	32,271
United Bankshares, Inc. (Banks)	652	24,580
Valley National Bancorp (Banks)	2,402	23,684
Washington Federal, Inc. (Thrifts & Mortgage Finance)	849	23,135
Webster Financial Corp. (Banks)	859	34,704
Wells Fargo & Co. (Banks)	43,240	1,989,472
Western Alliance Bancorp* (Banks)	883	32,989
Wintrust Financial Corp. (Banks)	479	25,842
Zions Bancorp (Banks)	1,943	62,584
TOTAL COMMON STOCKS
(Cost $7,513,890)		11,398,520

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,038,030	$4,038,000	$4,038,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,038,000)		4,038,000

TOTAL INVESTMENT SECURITIES
(Cost $11,551,890) - 97.0%		15,436,520
Net other assets (liabilities) - 3.0%		481,845

NET ASSETS - 100.0%		$15,918,365

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,230,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/16	0.96%	$6,831,117	$6,392
Dow Jones U.S. Banks Index	UBS AG	11/23/16	0.81%	5,545,406	16,340
				$12,376,523	$22,732

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Banks	$11,291,540	70.9%
Thrifts & Mortgage Finance	106,980	0.7%
Other **	4,519,845	28.4%
Total	$15,918,365	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (76.7%)
AdvanSix, Inc.* (Chemicals)	331	$5,283
Air Products & Chemicals, Inc. (Chemicals)	2,355	314,204
Albemarle Corp. (Chemicals)	1,222	102,098
Allegheny Technologies, Inc. (Metals & Mining)	1,185	16,163
Aloca, Inc. (Aerospace & Defense)	4,768	136,937
Ashland Global Holdings, Inc. (Chemicals)	675	75,418
Axalta Coating Systems, Ltd.* (Chemicals)	2,340	58,781
Cabot Corp. (Chemicals)	678	35,351
Carpenter Technology Corp. (Metals & Mining)	507	16,026
Celanese Corp. (Chemicals)	1,574	114,776
CF Industries Holdings, Inc. (Chemicals)	2,535	60,865
Chemtura Corp.* (Chemicals)	687	22,534
Commercial Metals Co. (Metals & Mining)	1,247	19,590
Compass Minerals International, Inc. (Metals & Mining)	367	26,369
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,921	32,561
Domtar Corp. (Paper & Forest Products)	681	24,482
E.I. du Pont de Nemours & Co. (Chemicals)	9,508	654,056
Eastman Chemical Co. (Chemicals)	1,606	115,487
Ecolab, Inc. (Chemicals)	2,854	325,841
FMC Corp. (Chemicals)	1,455	68,225
Freeport-McMoRan, Inc.* (Metals & Mining)	13,289	148,571
GCP Applied Technologies, Inc.* (Chemicals)	771	19,930
H.B. Fuller Co. (Chemicals)	547	23,012
Huntsman Corp. (Chemicals)	2,150	36,443
Ingevity Corp.* (Chemicals)	458	18,961
International Flavors & Fragrances, Inc. (Chemicals)	866	113,255
KapStone Paper & Packaging Corp. (Paper & Forest Products)	956	17,342
LyondellBasell Industries N.V. - Class A (Chemicals)	3,707	294,892
Minerals Technologies, Inc. (Chemicals)	379	25,469
Monsanto Co. (Chemicals)	4,759	479,565
NewMarket Corp. (Chemicals)	101	40,492
Newmont Mining Corp. (Metals & Mining)	5,770	213,722
Nucor Corp. (Metals & Mining)	3,462	169,120
Olin Corp. (Chemicals)	1,796	39,386
Platform Specialty Products Corp.* (Chemicals)	2,248	16,388
PolyOne Corp. (Chemicals)	914	26,716
PPG Industries, Inc. (Chemicals)	2,896	269,704
Praxair, Inc. (Chemicals)	3,102	363,120
Reliance Steel & Aluminum Co. (Metals & Mining)	789	54,267
Royal Gold, Inc. (Metals & Mining)	710	48,862
RPM International, Inc. (Chemicals)	1,448	68,838
Sensient Technologies Corp. (Chemicals)	487	36,286
Steel Dynamics, Inc. (Metals & Mining)	2,651	72,796
Stillwater Mining Co.* (Metals & Mining)	1,317	17,542
The Chemours Co. (Chemicals)	1,973	32,416
The Dow Chemical Co. (Chemicals)	12,254	659,389
The Mosaic Co. (Chemicals)	3,808	89,602
The Scotts Miracle-Gro Co. - Class A (Chemicals)	493	43,428
United States Steel Corp. (Metals & Mining)	1,832	35,431
W.R. Grace & Co. (Chemicals)	765	51,224
Westlake Chemical Corp. (Chemicals)	406	21,027
Worthington Industries, Inc. (Metals & Mining)	479	22,513
TOTAL COMMON STOCKS (Cost $3,007,478)		5,794,756

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $2,045,015	$2,045,000	$2,045,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,045,000)		2,045,000

TOTAL INVESTMENT SECURITIES (Cost $5,052,478) - 103.8%		7,839,756
Net other assets (liabilities) - (3.8)%		(289,509)

NET ASSETS - 100.0%		$7,550,247

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,283,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/16	0.96%	$2,019,589	$(20,444)
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/16	0.81%	3,473,684	(21,746)
				$5,493,273	$(42,190)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$136,937	1.8%
Chemicals	4,722,462	62.5%
Metals & Mining	860,972	11.4%
Oil, Gas & Consumable Fuels	32,561	0.4%
Paper & Forest Products	41,824	0.6%
Other **	1,755,491	23.3%
Total	$7,550,247	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (71.8%)
AbbVie, Inc. (Biotechnology)	576,398	$32,151,480
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	33,105	771,678
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,519	551,069
Alexion Pharmaceuticals, Inc.* (Biotechnology)	79,346	10,354,653
Alkermes PLC* (Biotechnology)	53,637	2,703,841
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	25,242	898,615
Amgen, Inc. (Biotechnology)	264,789	37,377,615
Biogen, Inc.* (Biotechnology)	77,561	21,731,041
BioMarin Pharmaceutical, Inc.* (Biotechnology)	60,415	4,864,616
Bio-Techne Corp. (Life Sciences Tools & Services)	13,250	1,377,868
Bluebird Bio, Inc.* (Biotechnology)	13,197	630,157
Celgene Corp.* (Biotechnology)	274,350	28,033,083
Cepheid, Inc.* (Biotechnology)	25,840	1,366,936
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	16,711	1,268,031
Gilead Sciences, Inc. (Biotechnology)	467,071	34,390,438
Illumina, Inc.* (Life Sciences Tools & Services)	51,924	7,068,933
Incyte Corp.* (Biotechnology)	61,930	5,386,052
Intercept Pharmaceuticals, Inc.* (Biotechnology)	6,257	774,241
Intrexon Corp.* (Biotechnology)	21,444	559,688
Ionis Pharmaceuticals, Inc.* (Biotechnology)	42,809	1,112,178
Juno Therapeutics, Inc.* (Biotechnology)	26,978	655,296
Kite Pharma, Inc.* (Biotechnology)	15,575	689,817
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	6,675	638,998
Myriad Genetics, Inc.* (Biotechnology)	24,404	481,003
Neurocrine Biosciences, Inc.* (Biotechnology)	30,687	1,343,170
Novavax, Inc.* (Biotechnology)	95,910	145,783
OPKO Health, Inc.* (Biotechnology)	126,800	1,194,456
Portola Pharmaceuticals, Inc.* (Biotechnology)	20,019	363,945
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	47,668	3,419,702
Radius Health, Inc.* (Biotechnology)	13,148	564,312
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	26,690	9,208,584
Seattle Genetics, Inc.* (Biotechnology)	33,824	1,748,701
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,827	756,665
United Therapeutics Corp.* (Biotechnology)	15,469	1,857,363
Vertex Pharmaceuticals, Inc.* (Biotechnology)	87,740	6,655,956
TOTAL COMMON STOCKS (Cost $141,781,400)		223,095,964
Contingent Right (NM)
Dyax Corp.*^+(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

	Principal Amount	Value
Repurchase Agreements(b)(c)(23.9%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $74,436,550	$74,436,000	$74,436,000
TOTAL REPURCHASE AGREEMENTS (Cost $74,436,000)		74,436,000

TOTAL INVESTMENT SECURITIES (Cost $216,217,400) - 95.7%		297,613,783
Net other assets (liabilities) - 4.3%		13,483,795

NET ASSETS - 100.0%		$311,097,578

^                            The Advisor has deemed this security to be illiquid.  As of October 31, 2016, this security represented 0.026% of the net assets of the Fund.

+                           This security was fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2016, this security represented 0.026% of the net assets of the Fund.

*                           Non-income producing security

(a)                   Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on specific medication that is being developed.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $48,418,000.

(c)                    The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/16	0.96%	$120,917,665	$(4,521,148)
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/16	0.81%	122,702,371	(4,837,837)
				$243,620,036	$(9,358,985)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Biotechnology	$210,043,249	67.6%
Life Sciences Tools & Services	13,134,534	4.2%
Other **	87,919,795	28.2%
Total	$311,097,578	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (74.1%)
Activision Blizzard, Inc. (Software)	2,915	$125,841
Adient PLC* (Auto Components)	403	18,327
Altria Group, Inc. (Tobacco)	8,327	550,581
Archer-Daniels-Midland Co. (Food Products)	2,475	107,836
Autoliv, Inc. (Auto Components)	381	36,873
Avon Products, Inc. (Personal Products)	1,868	12,235
B&G Foods, Inc. - Class A (Food Products)	291	12,338
BorgWarner, Inc. (Auto Components)	851	30,500
Brown-Forman Corp. - Class A (Beverages)	247	11,980
Brown-Forman Corp. - Class B (Beverages)	774	35,736
Brunswick Corp. (Leisure Products)	390	16,965
Bunge, Ltd. (Food Products)	598	37,082
CalAtlantic Group, Inc. (Household Durables)	314	10,148
Campbell Soup Co. (Food Products)	833	45,265
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	211	18,218
Church & Dwight Co., Inc. (Household Products)	1,092	52,700
Coach, Inc. (Textiles, Apparel & Luxury Goods)	1,195	42,889
Colgate-Palmolive Co. (Household Products)	3,804	271,454
ConAgra Foods, Inc. (Food Products)	1,769	85,230
Constellation Brands, Inc. - Class A (Beverages)	749	125,173
Cooper Tire & Rubber Co. (Auto Components)	231	8,489
D.R. Horton, Inc. (Household Durables)	1,438	41,458
Dana Holding Corp. (Auto Components)	617	9,551
Darling Ingredients, Inc.* (Food Products)	704	9,574
Dean Foods Co. (Food Products)	391	7,140
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	140	7,307
Delphi Automotive PLC (Auto Components)	1,165	75,808
Dr. Pepper Snapple Group, Inc. (Beverages)	789	69,266
Edgewell Personal Care Co.* (Personal Products)	254	19,152
Electronic Arts, Inc.* (Software)	1,286	100,977
Energizer Holdings, Inc. (Household Products)	269	12,511
Flowers Foods, Inc. (Food Products)	773	11,997
Ford Motor Co. (Automobiles)	16,627	195,201
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	171	4,663
General Mills, Inc. (Food Products)	2,549	157,987
General Motors Co. (Automobiles)	6,059	191,464
Gentex Corp. (Auto Components)	1,218	20,596
Genuine Parts Co. (Distributors)	628	56,891
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	168	4,388
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,612	41,428
Harley-Davidson, Inc. (Automobiles)	757	43,164
Harman International Industries, Inc. (Household Durables)	291	23,196
Hasbro, Inc. (Leisure Products)	484	40,370
Helen of Troy, Ltd.* (Household Durables)	119	9,699
Herbalife, Ltd.* (Personal Products)	291	17,658
Herman Miller, Inc. (Commercial Services & Supplies)	259	7,200
HNI Corp. (Commercial Services & Supplies)	184	7,482
Hormel Foods Corp. (Food Products)	1,153	44,391
Ingredion, Inc. (Food Products)	303	39,745
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	542	9,079
Kellogg Co. (Food Products)	1,081	81,216
Kimberly-Clark Corp. (Household Products)	1,540	176,191
Lancaster Colony Corp. (Food Products)	79	10,321
Lear Corp. (Auto Components)	300	36,834
Leggett & Platt, Inc. (Household Durables)	570	26,152
Lennar Corp. - B Shares (Household Durables)	47	1,575
Lennar Corp. - Class A (Household Durables)	801	33,394
Leucadia National Corp. (Diversified Financial Services)	1,384	25,839
LKQ Corp.* (Distributors)	1,316	42,480
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	455	26,049
Mattel, Inc. (Leisure Products)	1,447	45,625
McCormick & Co., Inc. (Food Products)	495	47,456
Mead Johnson Nutrition Co. - Class A (Food Products)	785	58,694
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	725	36,816
Mohawk Industries, Inc.* (Household Durables)	274	50,498
Molson Coors Brewing Co. - Class B (Beverages)	783	81,283
Mondelez International, Inc. - Class A (Food Products)	6,631	297,996
Monster Beverage Corp.* (Beverages)	577	83,284
Newell Rubbermaid, Inc. (Household Durables)	2,055	98,680
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,752	288,634
Nu Skin Enterprises, Inc. - Class A (Personal Products)	224	13,810
NVR, Inc.* (Household Durables)	18	27,414
PepsiCo, Inc. (Beverages)	6,129	657,029
Philip Morris International, Inc. (Tobacco)	6,610	637,469
Pinnacle Foods, Inc. (Food Products)	509	26,173
Polaris Industries, Inc. (Leisure Products)	258	19,765
Pool Corp. (Distributors)	172	15,924
Post Holdings, Inc.* (Food Products)	282	21,497
PulteGroup, Inc. (Household Durables)	1,311	24,385
PVH Corp. (Textiles, Apparel & Luxury Goods)	342	36,587
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	242	23,740
Reynolds American, Inc. (Tobacco)	3,527	194,267
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	568	11,945
Snap-on, Inc. (Machinery)	250	38,525
Snyder’s-Lance, Inc. (Food Products)	367	13,054

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc. (Household Products)	102	$13,794
Stanley Black & Decker, Inc. (Machinery)	635	72,288
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	236	7,882
Take-Two Interactive Software, Inc.* (Software)	370	16,424
Tempur Sealy International, Inc.* (Household Durables)	215	11,625
Tenneco, Inc.* (Auto Components)	243	13,382
Tesla Motors, Inc.* (Automobiles)	492	97,283
The Clorox Co. (Household Products)	549	65,891
The Coca-Cola Co. (Beverages)	16,556	701,974
The Estee Lauder Cos., Inc. - Class A (Personal Products)	946	82,424
The Goodyear Tire & Rubber Co. (Auto Components)	1,115	32,368
The Hain Celestial Group, Inc.* (Food Products)	439	15,966
The Hershey Co. (Food Products)	602	61,681
The JM Smucker Co. - Class A (Food Products)	502	65,918
The Kraft Heinz Co. (Food Products)	2,543	226,200
The Middleby Corp.* (Machinery)	248	27,803
The Procter & Gamble Co. (Household Products)	11,368	986,743
The WhiteWave Foods Co.* (Food Products)	749	40,813
Thor Industries, Inc. (Automobiles)	200	15,862
Toll Brothers, Inc.* (Household Durables)	637	17,479
TreeHouse Foods, Inc.* (Food Products)	244	21,345
Tupperware Brands Corp. (Household Durables)	214	12,737
Tyson Foods, Inc. - Class A (Food Products)	1,269	89,909
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	779	24,227
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	784	20,274
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,420	76,978
Vista Outdoor, Inc.* (Leisure Products)	261	10,093
Visteon Corp. (Auto Components)	149	10,521
WABCO Holdings, Inc.* (Machinery)	223	21,957
Whirlpool Corp. (Household Durables)	319	47,793
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	419	8,946
TOTAL COMMON STOCKS
(Cost $6,703,188)		9,164,384

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $3,234,024	$3,234,000	$3,234,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,234,000)		3,234,000
TOTAL INVESTMENT SECURITIES
(Cost $9,937,188) - 100.2%		12,398,384
Net other assets (liabilities) - (0.2)%		(24,968)

NET ASSETS - 100.0%		$12,373,416

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,151,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/16	0.96%	$3,606,821	$(10,357)
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/16	0.81%	5,818,328	(18,356)
				$9,425,149	$(28,713)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Auto Components	$293,249	2.4%
Automobiles	542,975	4.4%
Beverages	1,765,724	14.2%
Commercial Services & Supplies	14,682	0.1%
Distributors	115,295	0.9%
Diversified Financial Services	25,839	0.2%
Food Products	1,636,823	13.2%
Household Durables	436,233	3.5%
Household Products	1,579,284	12.8%
Leisure Products	132,818	1.1%
Machinery	160,573	1.3%
Personal Products	145,279	1.2%
Software	243,242	2.0%
Textiles, Apparel & Luxury Goods	690,051	5.6%
Tobacco	1,382,317	11.2%
Other **	3,209,032	25.9%
Total	$12,373,416	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (77.7%)
Aaron’s, Inc. (Specialty Retail)	516	$12,750
Abercrombie & Fitch Co. - Class A (Specialty Retail)	544	7,948
Acxiom Corp.* (IT Services)	587	13,830
Advance Auto Parts, Inc. (Specialty Retail)	551	77,184
Alaska Air Group, Inc. (Airlines)	971	70,126
Allegiant Travel Co. (Airlines)	124	17,100
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,044	2,404,211
AMC Networks, Inc.* - Class A (Media)	470	22,997
American Airlines Group, Inc. (Airlines)	4,092	166,135
American Eagle Outfitters, Inc. (Specialty Retail)	1,326	22,595
AmerisourceBergen Corp. (Health Care Providers & Services)	1,420	99,854
Aramark (Hotels, Restaurants & Leisure)	1,871	69,657
Asbury Automotive Group, Inc.* (Specialty Retail)	138	7,031
Ascena Retail Group, Inc.* (Specialty Retail)	1,287	6,293
AutoNation, Inc.* (Specialty Retail)	531	23,295
AutoZone, Inc.* (Specialty Retail)	228	169,212
Avis Budget Group, Inc.* (Road & Rail)	750	24,270
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	469	19,717
Bed Bath & Beyond, Inc. (Specialty Retail)	1,219	49,272
Best Buy Co., Inc. (Specialty Retail)	2,126	82,723
Big Lots, Inc. (Multiline Retail)	322	13,975
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	896	15,501
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	315	21,077
Brinker International, Inc. (Hotels, Restaurants & Leisure)	423	20,829
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	124	18,061
Burlington Stores, Inc.* (Specialty Retail)	530	39,718
Cabela’s, Inc.* - Class A (Specialty Retail)	389	23,966
Cable One, Inc. (Media)	45	25,953
Cardinal Health, Inc. (Health Care Providers & Services)	2,481	170,420
CarMax, Inc.* (Specialty Retail)	1,472	73,512
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,369	165,418
Casey’s General Stores, Inc. (Food & Staples Retailing)	323	36,496
CBS Corp. (Media)	72	4,123
CBS Corp. - Class B (Media)	3,171	179,542
Charter Communications, Inc.* - Class A (Media)	1,662	415,317
Chemed Corp. (Health Care Providers & Services)	104	14,708
Chico’s FAS, Inc. (Specialty Retail)	1,006	11,740
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	227	81,893
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	292	14,147
Cinemark Holdings, Inc. (Media)	806	32,079
Comcast Corp. - Class A (Media)	18,608	1,150,348
Copart, Inc.* (Commercial Services & Supplies)	776	40,717
Costco Wholesale Corp. (Food & Staples Retailing)	3,368	498,026
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	178	24,564
CST Brands, Inc. (Specialty Retail)	570	27,371
CVS Health Corp. (Food & Staples Retailing)	8,245	693,405
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,001	64,855
Delta Air Lines, Inc. (Airlines)	5,776	241,264
DeVry Education Group, Inc. (Diversified Consumer Services)	440	9,988
Dick’s Sporting Goods, Inc. (Specialty Retail)	687	38,232
Dillard’s, Inc. - Class A (Multiline Retail)	200	12,260
Discovery Communications, Inc.* - Class A (Media)	1,186	30,966
Discovery Communications, Inc.* - Class C (Media)	1,733	43,516
Dish Network Corp.* - Class A (Media)	1,754	102,714
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	426	20,273
Dollar General Corp. (Multiline Retail)	2,016	139,285
Dollar Tree, Inc.* (Multiline Retail)	1,843	139,239
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	359	60,757
DSW, Inc. - Class A (Specialty Retail)	576	11,964
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	723	34,964
Expedia, Inc. (Internet & Direct Marketing Retail)	946	122,252
Five Below, Inc.* (Specialty Retail)	422	15,859
Foot Locker, Inc. (Specialty Retail)	1,037	69,240
GameStop Corp. - Class A (Specialty Retail)	789	18,975
Gannett Co., Inc. (Media)	909	7,063
Genesco, Inc.* (Specialty Retail)	147	7,909
GNC Holdings, Inc. - Class A (Specialty Retail)	551	7,400
Graham Holdings Co. - Class B (Diversified Consumer Services)	44	20,900
Grand Canyon Education, Inc.* (Diversified Consumer Services)	349	15,230
Group 1 Automotive, Inc. (Specialty Retail)	139	8,378
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,127	12,477
H & R Block, Inc. (Diversified Consumer Services)	1,685	38,705
Hertz Global Holdings, Inc.* (Road & Rail)	562	18,630
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	4,041	91,327
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	766	9,690
HSN, Inc. (Internet & Direct Marketing Retail)	253	9,538
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	172	8,736
IHS Markit, Ltd.* (Professional Services)	2,544	93,594
J.C. Penney Co., Inc.* (Multiline Retail)	2,378	20,427

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	261	$24,464
JetBlue Airways Corp.* (Airlines)	2,479	43,333
John Wiley & Sons, Inc. - Class A (Media)	326	16,822
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,062	45,220
Kohl’s Corp. (Multiline Retail)	1,409	61,644
L Brands, Inc. (Specialty Retail)	1,836	132,541
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,828	163,685
Liberty Broadband Corp.* - Class A (Media)	199	12,925
Liberty Broadband Corp.* - Class C (Media)	540	35,991
Liberty Global PLC* - Class A (Media)	2,065	67,319
Liberty Global PLC* - Class B (Media)	12	389
Liberty Global PLC* - Class C (Media)	4,985	158,523
Liberty Interactive Corp.* (Internet & Direct Marketing Retail)	3,287	60,777
Liberty LiLAC Group* - Class A (Media)	385	10,641
Liberty LiLAC Group* - Class C (Media)	953	26,341
Liberty Media Group* - Class A (Media)	159	4,425
Liberty Media Group* - Class C (Media)	319	8,744
Liberty SiriusXM Group* - Class A (Media)	678	22,557
Liberty SiriusXM Group* - Class C (Media)	1,375	45,636
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Direct Marketing Retail)	535	11,877
Liberty Ventures* (Internet & Direct Marketing Retail)	1,037	41,376
Lions Gate Entertainment Corp. (Media)	826	16,817
Lithia Motors, Inc. - Class A (Specialty Retail)	173	14,840
Live Nation Entertainment, Inc.* (Media)	1,006	27,836
Lowe’s Cos., Inc. (Specialty Retail)	6,772	451,354
Macy’s, Inc. (Multiline Retail)	2,385	87,029
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,489	171,004
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	181	11,508
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,620	745,212
McKesson Corp. (Health Care Providers & Services)	1,748	222,293
Meredith Corp. (Media)	298	13,514
MGM Resorts International* (Hotels, Restaurants & Leisure)	3,671	96,070
Murphy USA, Inc.* (Specialty Retail)	300	20,634
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,329	415,692
News Corp. - Class A (Media)	2,921	35,403
News Corp. - Class B (Media)	940	11,656
Nielsen Holdings PLC (Professional Services)	2,596	116,871
Nordstrom, Inc. (Multiline Retail)	906	47,112
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,256	48,821
Office Depot, Inc. (Specialty Retail)	4,225	13,309
Omnicom Group, Inc. (Media)	1,851	147,747
O’Reilly Automotive, Inc.* (Specialty Retail)	753	199,123
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	162	30,903
Regal Entertainment Group - Class A (Media)	736	15,831
Rite Aid Corp.* (Food & Staples Retailing)	8,131	54,559
Rollins, Inc. (Commercial Services & Supplies)	764	23,546
Ross Stores, Inc. (Specialty Retail)	3,073	192,185
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,298	99,777
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,143	29,649
Scripps Networks Interactive, Inc. - Class A (Media)	756	48,656
Service Corp. International (Diversified Consumer Services)	1,492	38,195
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,039	37,186
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	273	13,377
Signet Jewelers, Ltd. (Specialty Retail)	569	46,237
Sinclair Broadcast Group, Inc. - Class A (Media)	519	13,027
Sirius XM Holdings, Inc.* (Media)	13,609	56,750
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	672	37,397
Sotheby’s - Class A (Diversified Consumer Services)	356	12,773
Southwest Airlines Co. (Airlines)	4,801	192,280
Spirit Airlines, Inc.* (Airlines)	566	27,128
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,078	23,878
Staples, Inc. (Specialty Retail)	5,039	37,289
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,355	602,609
Starz-Liberty Capital* (Media)	638	20,071
Sysco Corp. (Food & Staples Retailing)	3,959	190,507
Target Corp. (Multiline Retail)	4,470	307,222
TEGNA, Inc. (Media)	1,639	32,157
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	510	20,665
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	325	17,287
The Dun & Bradstreet Corp. (Professional Services)	295	36,831
The Gap, Inc. (Specialty Retail)	1,685	46,489
The Home Depot, Inc. (Specialty Retail)	9,556	1,165,927
The Interpublic Group of Cos., Inc. (Media)	3,113	69,700
The Kroger Co. (Food & Staples Retailing)	7,330	227,083
The Madison Square Garden Co.* - Class A (Media)	92	15,225
The New York Times Co. - Class A (Media)	958	10,442
The Priceline Group, Inc.* (Internet & Direct Marketing Retail)	372	548,414
The TJX Cos., Inc. (Specialty Retail)	5,098	375,978
The Walt Disney Co. (Media)	11,418	1,058,335
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,589	17,225
Tiffany & Co. (Specialty Retail)	822	60,351
Time Warner, Inc. (Media)	6,001	534,030
Time, Inc. (Media)	752	9,776
Tractor Supply Co. (Specialty Retail)	1,022	64,008

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tribune Media Co. - Class A (Media)	585	$19,071
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	887	57,194
Twenty-First Century Fox, Inc. - Class A (Media)	8,224	216,044
Twenty-First Century Fox, Inc. - Class B (Media)	3,785	99,886
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	458	111,450
United Continental Holdings, Inc.* (Airlines)	2,292	128,879
United Natural Foods, Inc.* (Food & Staples Retailing)	379	15,819
Urban Outfitters, Inc.* (Specialty Retail)	697	23,315
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	308	49,108
VCA, Inc.* (Health Care Providers & Services)	619	38,044
Viacom, Inc. - Class A (Media)	89	3,765
Viacom, Inc. - Class B (Media)	2,704	101,562
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,636	548,996
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,722	820,775
Whole Foods Market, Inc. (Food & Staples Retailing)	2,483	70,244
Williams-Sonoma, Inc. (Specialty Retail)	630	29,119
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	845	55,635
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	605	57,203
Yelp, Inc.* (Internet Software & Services)	464	15,154
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,697	232,696
TOTAL COMMON STOCKS (Cost $12,409,265)		21,789,702

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $7,001,052	$7,001,000	$7,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,001,000)		7,001,000

TOTAL INVESTMENT SECURITIES (Cost $19,410,265) - 102.7%		28,790,702
Net other assets (liabilities) - (2.7)%		(748,358)

NET ASSETS - 100.0%		$28,042,344

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $4,506,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/16	0.96%	$10,942,318	$(285,834)
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/16	0.81%	9,430,954	(241,387)
				$20,373,272	$(527,221)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Airlines	$886,244	3.2%
Commercial Services & Supplies	109,483	0.4%
Diversified Consumer Services	203,744	0.7%
Electronic Equipment, Instruments & Components	20,273	0.1%
Food & Staples Retailing	3,179,788	11.3%
Health Care Providers & Services	545,319	1.9%
Hotels, Restaurants & Leisure	3,151,978	11.2%
Internet & Direct Marketing Retail	3,697,185	13.2%
Internet Software & Services	15,154	0.1%
IT Services	13,830	NM
Media	5,002,233	17.8%
Multiline Retail	828,193	3.0%
Professional Services	247,296	0.9%
Road & Rail	42,900	0.2%
Specialty Retail	3,826,365	13.6%
Trading Companies & Distributors	19,717	0.1%
Other **	6,252,642	22.3%
Total	$28,042,344	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (72.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	537	$18,092
Affiliated Managers Group, Inc.* (Capital Markets)	364	48,288
Aflac, Inc. (Insurance)	2,764	190,357
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,234	44,814
Alexander & Baldwin, Inc. (Real Estate Management & Development)	311	12,997
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	526	56,708
Alleghany Corp.* (Insurance)	104	53,686
Allied World Assurance Company Holdings, A.G. (Insurance)	605	26,003
Ally Financial, Inc. (Consumer Finance)	3,264	58,980
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	880	45,857
American Express Co. (Consumer Finance)	5,237	347,843
American Financial Group, Inc. (Insurance)	493	36,729
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,464	30,905
American International Group, Inc. (Insurance)	6,864	423,509
American Tower Corp. (Equity Real Estate Investment Trusts)	2,871	336,452
Ameriprise Financial, Inc. (Capital Markets)	1,089	96,257
AmTrust Financial Services, Inc. (Insurance)	726	19,159
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,872	71,194
Aon PLC (Insurance)	1,792	198,607
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	1,057	46,582
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,055	19,022
Arch Capital Group, Ltd.* (Insurance)	827	64,481
Arthur J. Gallagher & Co. (Insurance)	1,195	57,635
Aspen Insurance Holdings, Ltd. (Insurance)	406	19,590
Associated Banc-Corp. (Banks)	1,003	20,361
Assurant, Inc. (Insurance)	406	32,691
Assured Guaranty, Ltd. (Insurance)	892	26,662
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	927	158,684
Axis Capital Holdings, Ltd. (Insurance)	627	35,720
BancorpSouth, Inc. (Banks)	581	13,654
Bank of America Corp. (Banks)	68,866	1,136,289
Bank of Hawaii Corp. (Banks)	289	21,718
Bank of the Ozarks, Inc. (Banks)	613	22,656
BankUnited, Inc. (Banks)	703	20,485
BB&T Corp. (Banks)	5,497	215,482
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	12,813	1,848,916
BlackRock, Inc. (Capital Markets)	823	280,840
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	634	19,147
BOK Financial Corp. (Banks)	142	10,085
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,037	124,938
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,182	18,321
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,747	44,409
Brown & Brown, Inc. (Insurance)	774	28,530
Camden Property Trust (Equity Real Estate Investment Trusts)	590	48,050
Capital One Financial Corp. (Consumer Finance)	3,415	252,847
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	853	12,514
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	566	15,039
Cathay General Bancorp, Inc. (Banks)	500	14,975
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,153	12,337
CBOE Holdings, Inc. (Capital Markets)	549	34,702
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,016	51,933
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,204	18,867
Chubb, Ltd. (Insurance)	3,139	398,653
Cincinnati Financial Corp. (Insurance)	1,011	71,559
CIT Group, Inc. (Banks)	1,361	49,445
Citigroup, Inc. (Banks)	19,606	963,635
Citizens Financial Group, Inc. (Banks)	3,506	92,348
CME Group, Inc. (Capital Markets)	2,287	228,929
CNO Financial Group, Inc. (Insurance)	1,182	17,825
Colony Capital, Inc. - Class A (Mortgage Real Estate Investment Trusts)	768	14,600
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	833	17,560
Comerica, Inc. (Banks)	1,174	61,154
Commerce Bancshares, Inc. (Banks)	560	27,899
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	917	26,070
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	229	16,886
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	639	17,055
Corrections Corp. of America (Equity Real Estate Investment Trusts)	793	11,459
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,303	17,894
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,278	207,275
CubeSmart (Equity Real Estate Investment Trusts)	1,210	31,545
Cullen/Frost Bankers, Inc. (Banks)	373	28,344
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	501	22,350
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	1,022	8,810
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	608	28,424
DDR Corp. (Equity Real Estate Investment Trusts)	2,074	31,711
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,356	12,407
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	991	92,589

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Discover Financial Services (Consumer Finance)	2,724	$153,443
Donnelley Financial Solutions, Inc.* (Capital Markets)	177	3,797
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	968	35,332
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,367	61,897
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	510	20,813
E*TRADE Financial Corp.* (Capital Markets)	1,847	52,012
East West Bancorp, Inc. (Banks)	972	38,404
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	222	15,076
Eaton Vance Corp. (Capital Markets)	765	26,821
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	493	20,997
Endurance Specialty Holdings, Ltd. (Insurance)	433	39,814
EPR Properties (Equity Real Estate Investment Trusts)	429	31,197
Equinix, Inc. (Equity Real Estate Investment Trusts)	480	171,494
Equity Commonwealth* (Equity Real Estate Investment Trusts)	847	25,588
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	541	41,029
Equity One, Inc. (Equity Real Estate Investment Trusts)	621	17,699
Equity Residential (Equity Real Estate Investment Trusts)	2,467	152,337
Erie Indemnity Co. - Class A (Insurance)	125	12,799
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	442	94,628
Everest Re Group, Ltd. (Insurance)	283	57,596
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	849	62,104
F.N.B. Corp. (Banks)	1,418	18,533
FactSet Research Systems, Inc. (Capital Markets)	274	42,393
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	478	69,420
Federated Investors, Inc. - Class B (Capital Markets)	633	17,091
Fifth Third Bancorp (Banks)	5,172	112,543
Financial Engines, Inc. (Capital Markets)	359	9,926
First American Financial Corp. (Insurance)	740	28,904
First Financial Bankshares, Inc. (Banks)	446	16,145
First Horizon National Corp. (Banks)	1,567	24,143
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	789	20,837
First Republic Bank (Banks)	1,011	75,249
FNF Group (Insurance)	1,840	66,074
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,460	31,521
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	404	8,112
Franklin Resources, Inc. (Capital Markets)	2,372	79,842
Fulton Financial Corp. (Banks)	1,168	17,403
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,301	42,712
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	3,941	98,328
Genworth Financial, Inc.* - Class A (Insurance)	3,363	13,923
Glacier Bancorp, Inc. (Banks)	514	14,526
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,847	26,249
Hancock Holding Co. (Banks)	523	17,547
Hartford Financial Services Group, Inc. (Insurance)	2,605	114,907
HCP, Inc. (Equity Real Estate Investment Trusts)	3,155	108,059
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	782	24,938
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	931	28,489
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	665	33,004
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,108	30,315
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,011	77,570
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	717	24,106
Huntington Bancshares, Inc. (Banks)	7,325	77,645
IBERIABANK Corp. (Banks)	277	18,185
Intercontinental Exchange, Inc. (Capital Markets)	804	217,394
International Bancshares Corp. (Banks)	392	12,093
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	753	11,242
Invesco, Ltd. (Capital Markets)	2,766	77,697
Investors Bancorp, Inc. (Banks)	2,095	25,685
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,652	55,722
Janus Capital Group, Inc. (Capital Markets)	966	12,384
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	305	29,539
JPMorgan Chase & Co. (Banks)	24,375	1,688,212
Kemper Corp. (Insurance)	328	12,316
KeyCorp (Banks)	7,303	103,118
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	622	44,678
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,835	75,439
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	563	14,036
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	559	35,469
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	763	18,121
Lazard, Ltd. - Class A (Capital Markets)	876	31,939
Legg Mason, Inc. (Capital Markets)	622	17,864
LendingClub Corp.* (Consumer Finance)	2,138	10,540
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,439	14,591
Liberty Property Trust (Equity Real Estate Investment Trusts)	990	40,026

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Life Storage, Inc. (Equity Real Estate Investment Trusts)	313	$25,243
Lincoln National Corp. (Insurance)	1,571	77,120
Loews Corp. (Insurance)	1,865	80,251
LPL Financial Holdings, Inc. (Capital Markets)	535	16,564
M&T Bank Corp. (Banks)	1,058	129,848
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	605	15,536
Markel Corp.* (Insurance)	94	82,478
MarketAxess Holdings, Inc. (Capital Markets)	254	38,293
Marsh & McLennan Cos., Inc. (Insurance)	3,497	221,675
MasterCard, Inc. - Class A (IT Services)	6,471	692,526
MB Financial, Inc. (Banks)	482	17,540
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,160	30,110
Mercury General Corp. (Insurance)	246	13,400
MetLife, Inc. (Insurance)	7,416	348,255
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,504	18,304
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,299	18,760
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	510	47,303
Moody’s Corp. (Capital Markets)	1,129	113,487
Morgan Stanley (Capital Markets)	9,934	333,483
MSCI, Inc. - Class A (Capital Markets)	639	51,241
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	264	20,001
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	992	45,255
Navient Corp. (Consumer Finance)	2,139	27,336
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,690	23,592
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,287	47,200
Northern Trust Corp. (Capital Markets)	1,437	104,068
NorthStar Asset Management Group, Inc. (Capital Markets)	1,275	17,468
NorthStar Realty Finance Corp. (Equity Real Estate Investment Trusts)	1,220	17,714
Old Republic International Corp. (Insurance)	1,647	27,768
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,305	41,538
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	931	20,026
PacWest Bancorp (Banks)	813	35,276
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,170	18,194
Parkway, Inc.* (Equity Real Estate Investment Trusts)	287	5,172
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	486	11,800
People’s United Financial, Inc. (Banks)	2,098	34,072
Physicians Realty Trust (Equity Real Estate Investment Trusts)	908	17,951
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	980	20,070
PNC Financial Services Group, Inc. (Banks)	3,316	317,010
Popular, Inc. (Banks)	700	25,410
Post Properties, Inc. (Equity Real Estate Investment Trusts)	361	23,750
Potlatch Corp. (Equity Real Estate Investment Trusts)	273	10,483
PRA Group, Inc.* (Consumer Finance)	313	9,985
Primerica, Inc. (Insurance)	314	17,176
Principal Financial Group, Inc. (Insurance)	1,805	98,553
PrivateBancorp, Inc. (Banks)	536	24,249
ProAssurance Corp. (Insurance)	359	19,135
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,556	185,481
Prosperity Bancshares, Inc. (Banks)	469	26,015
Prudential Financial, Inc. (Insurance)	2,949	250,046
Public Storage (Equity Real Estate Investment Trusts)	1,006	215,002
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,447	19,665
Raymond James Financial, Inc. (Capital Markets)	851	51,162
Rayonier, Inc. (Equity Real Estate Investment Trusts)	829	22,234
Realogy Holdings Corp. (Real Estate Management & Development)	979	22,409
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,745	103,374
Regency Centers Corp. (Equity Real Estate Investment Trusts)	705	50,809
Regions Financial Corp. (Banks)	8,471	90,724
Reinsurance Group of America, Inc. (Insurance)	432	46,596
RenaissanceRe Holdings, Ltd. (Insurance)	278	34,553
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,602	24,943
RLI Corp. (Insurance)	257	14,325
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	839	16,545
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	344	17,344
S&P Global, Inc. (Capital Markets)	1,782	217,137
SEI Investments Co. (Capital Markets)	914	40,518
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,603	34,096
Signature Bank* (Banks)	362	43,643
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,120	394,236
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	677	66,495
SLM Corp.* (Consumer Finance)	2,888	20,360
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,237	38,553
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,606	35,717
State Street Corp. (Capital Markets)	2,474	173,700
Stifel Financial Corp.* (Capital Markets)	447	17,496
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,034	28,218
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	422	32,464
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,462	18,363

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SunTrust Banks, Inc. (Banks)	3,384	$153,058
SVB Financial Group* (Banks)	351	42,917
Synchrony Financial (Consumer Finance)	5,346	152,842
Synovus Financial Corp. (Banks)	830	27,448
T. Rowe Price Group, Inc. (Capital Markets)	1,677	107,345
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	648	22,550
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	408	29,564
TCF Financial Corp. (Banks)	1,154	16,502
TD Ameritrade Holding Corp. (Capital Markets)	1,634	55,899
Texas Capital Bancshares, Inc.* (Banks)	310	18,383
The Allstate Corp. (Insurance)	2,507	170,225
The Bank of New York Mellon Corp. (Capital Markets)	7,205	311,759
The Charles Schwab Corp. (Capital Markets)	8,125	257,563
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	506	12,124
The Goldman Sachs Group, Inc. (Capital Markets)	2,545	453,620
The Hanover Insurance Group, Inc. (Insurance)	288	21,943
The Howard Hughes Corp.* (Real Estate Management & Development)	242	26,579
The Macerich Co. (Equity Real Estate Investment Trusts)	814	57,615
The NASDAQ OMX Group, Inc. (Capital Markets)	770	49,257
The Progressive Corp. (Insurance)	3,927	123,740
The St Joe Co.* (Real Estate Management & Development)	502	8,885
The Travelers Cos., Inc. (Insurance)	1,945	210,410
The Western Union Co. (IT Services)	3,291	66,050
Torchmark Corp. (Insurance)	752	47,684
Trustmark Corp. (Banks)	456	12,622
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	2,346	19,542
U.S. Bancorp (Banks)	10,857	485,959
UDR, Inc. (Equity Real Estate Investment Trusts)	1,802	63,016
UMB Financial Corp. (Banks)	294	18,243
Umpqua Holdings Corp. (Banks)	1,486	22,706
United Bankshares, Inc. (Banks)	454	17,116
Unum Group (Insurance)	1,583	56,038
Urban Edge Properties (Equity Real Estate Investment Trusts)	617	15,925
Validus Holdings, Ltd. (Insurance)	561	28,667
Valley National Bancorp (Banks)	1,717	16,930
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,371	160,635
VEREIT, Inc. (Equity Real Estate Investment Trusts)	6,513	61,222
Visa, Inc. - Class A (IT Services)	12,730	1,050,353
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,160	107,625
Voya Financial, Inc. (Diversified Financial Services)	1,351	41,273
W.R. Berkley Corp. (Insurance)	663	37,857
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	559	8,787
Washington Federal, Inc. (Thrifts & Mortgage Finance)	611	16,650
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,251	13,123
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	497	14,622
Webster Financial Corp. (Banks)	619	25,008
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	794	28,751
Wells Fargo & Co. (Banks)	30,644	1,409,930
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,415	165,500
Western Alliance Bancorp* (Banks)	638	23,836
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	5,053	151,236
White Mountains Insurance Group, Ltd. (Insurance)	34	28,210
Willis Towers Watson PLC (Insurance)	876	110,288
Wintrust Financial Corp. (Banks)	349	18,829
WP Carey, Inc. (Equity Real Estate Investment Trusts)	714	43,368
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	726	11,333
XL Group, Ltd. (Insurance)	1,856	64,403
Zions Bancorp (Banks)	1,384	44,579
TOTAL COMMON STOCKS (Cost $23,395,297)		27,074,682

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.9%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,989,074	$9,989,000	$9,989,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,989,000)		9,989,000

TOTAL INVESTMENT SECURITIES (Cost $33,384,297) - 99.7%		37,063,682
Net other assets (liabilities) - 0.3%		112,017

NET ASSETS - 100.0%		$37,175,699

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $6,017,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/16	0.96%	$13,571,477	$(68,134)
Dow Jones U.S. Financials Index	UBS AG	11/23/16	0.81%	15,097,596	(72,449)
				$28,669,073	$(140,583)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Banks	$8,055,814	21.7%
Capital Markets	3,697,023	9.9%
Consumer Finance	1,034,176	2.8%
Diversified Financial Services	1,890,189	5.1%
Equity Real Estate Investment Trusts	5,757,066	15.4%
Insurance	4,278,525	11.5%
IT Services	1,808,929	4.9%
Mortgage Real Estate Investment Trusts	285,829	0.8%
Real Estate Management & Development	152,342	0.4%
Thrifts & Mortgage Finance	114,789	0.3%
Other **	10,101,017	27.2%
Total	$37,175,699	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (78.7%)
Abbott Laboratories (Health Care Equipment & Supplies)	10,242	$401,896
AbbVie, Inc. (Biotechnology)	11,346	632,880
ABIOMED, Inc.* (Health Care Equipment & Supplies)	281	29,502
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	532	19,131
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	653	15,221
Aetna, Inc. (Health Care Providers & Services)	2,440	261,934
Agios Pharmaceuticals, Inc.* (Biotechnology)	223	10,668
Akorn, Inc.* (Pharmaceuticals)	614	14,705
Alere, Inc.* (Health Care Equipment & Supplies)	603	26,942
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,558	203,319
Align Technology, Inc.* (Health Care Equipment & Supplies)	526	45,194
Alkermes PLC* (Biotechnology)	1,061	53,485
Allergan PLC* (Pharmaceuticals)	2,760	576,674
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	495	17,622
Amgen, Inc. (Biotechnology)	5,212	735,727
AmSurg Corp.* (Health Care Providers & Services)	382	22,825
Anthem, Inc. (Health Care Providers & Services)	1,830	223,004
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	513	111,157
Baxter International, Inc. (Health Care Equipment & Supplies)	3,414	162,472
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,482	248,843
Biogen, Inc.* (Biotechnology)	1,529	428,395
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,185	95,416
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	145	22,922
Bio-Techne Corp. (Life Sciences Tools & Services)	261	27,141
Bluebird Bio, Inc.* (Biotechnology)	260	12,415
Boston Scientific Corp.* (Health Care Equipment & Supplies)	9,480	208,560
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,644	592,796
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,299	18,745
Bruker Corp. (Life Sciences Tools & Services)	742	15,204
Catalent, Inc.* (Pharmaceuticals)	869	19,822
Celgene Corp.* (Biotechnology)	5,403	552,079
Centene Corp.* (Health Care Providers & Services)	1,185	74,039
Cepheid, Inc.* (Biotechnology)	509	26,926
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	326	24,737
Cigna Corp. (Health Care Providers & Services)	1,791	212,825
Community Health Systems, Inc.* (Health Care Providers & Services)	795	4,198
Danaher Corp. (Health Care Equipment & Supplies)	4,233	332,502
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,156	67,765
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,624	93,494
DexCom, Inc.* (Health Care Equipment & Supplies)	581	45,457
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,482	141,116
Eli Lilly & Co. (Pharmaceuticals)	6,770	499,897
Endo International PLC* (Pharmaceuticals)	1,382	25,913
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	1,309	25,892
Express Scripts Holding Co.* (Health Care Providers & Services)	4,393	296,087
Gilead Sciences, Inc. (Biotechnology)	9,191	676,734
Haemonetics Corp.* (Health Care Equipment & Supplies)	356	11,894
Halyard Health, Inc.* (Health Care Equipment & Supplies)	321	10,384
HCA Holdings, Inc.* (Health Care Providers & Services)	2,063	157,881
Healthcare Services Group, Inc. (Commercial Services & Supplies)	505	18,670
HealthSouth Corp. (Health Care Providers & Services)	626	25,134
Henry Schein, Inc.* (Health Care Providers & Services)	566	84,447
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	418	23,161
Hologic, Inc.* (Health Care Equipment & Supplies)	1,938	69,787
Horizon Pharma PLC* (Pharmaceuticals)	1,121	18,743
Humana, Inc. (Health Care Providers & Services)	1,042	178,734
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	624	66,855
Illumina, Inc.* (Life Sciences Tools & Services)	1,023	139,271
Impax Laboratories, Inc.* (Pharmaceuticals)	516	10,372
Incyte Corp.* (Biotechnology)	1,216	105,756
Intercept Pharmaceuticals, Inc.* (Biotechnology)	122	15,096
Intrexon Corp.* (Biotechnology)	424	11,066
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	270	181,462
Ionis Pharmaceuticals, Inc.* (Biotechnology)	840	21,823
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	426	46,634
Johnson & Johnson (Pharmaceuticals)	19,059	2,210,653
Juno Therapeutics, Inc.* (Biotechnology)	533	12,947
Kite Pharma, Inc.* (Biotechnology)	312	13,818
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	710	88,991
LifePoint Health, Inc.* (Health Care Providers & Services)	301	18,015
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	133	12,732
Magellan Health, Inc.* (Health Care Providers & Services)	175	9,004

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mallinckrodt PLC* (Pharmaceuticals)	751	$44,504
MEDNAX, Inc.* (Health Care Providers & Services)	642	39,323
Medtronic PLC (Health Care Equipment & Supplies)	9,630	789,854
Merck & Co., Inc. (Pharmaceuticals)	19,270	1,131,534
Molina Healthcare, Inc.* (Health Care Providers & Services)	301	16,377
Mylan N.V.* (Pharmaceuticals)	3,202	116,873
Myriad Genetics, Inc.* (Biotechnology)	480	9,461
Neurocrine Biosciences, Inc.* (Biotechnology)	603	26,393
Novavax, Inc.* (Biotechnology)	1,891	2,874
NuVasive, Inc.* (Health Care Equipment & Supplies)	348	20,786
OPKO Health, Inc.* (Biotechnology)	2,497	23,522
Owens & Minor, Inc. (Health Care Providers & Services)	440	14,278
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	261	8,300
PAREXEL International Corp.* (Life Sciences Tools & Services)	368	21,440
Patterson Cos., Inc. (Health Care Providers & Services)	577	24,644
Perrigo Co. PLC (Pharmaceuticals)	998	83,024
Pfizer, Inc. (Pharmaceuticals)	42,257	1,339,969
Portola Pharmaceuticals, Inc.* (Biotechnology)	395	7,181
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	368	16,663
Quest Diagnostics, Inc. (Health Care Providers & Services)	966	78,671
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	944	67,723
Radius Health, Inc.* (Biotechnology)	259	11,116
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	528	182,171
ResMed, Inc. (Health Care Equipment & Supplies)	979	58,515
Seattle Genetics, Inc.* (Biotechnology)	669	34,587
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	1,984	154,435
STERIS PLC (Health Care Equipment & Supplies)	598	39,958
Stryker Corp. (Health Care Equipment & Supplies)	2,168	250,079
Team Health Holdings, Inc.* (Health Care Providers & Services)	518	22,196
Teleflex, Inc. (Health Care Equipment & Supplies)	311	44,513
Tenet Healthcare Corp.* (Health Care Providers & Services)	559	11,018
TESARO, Inc.* (Biotechnology)	227	27,440
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	337	59,325
The Medicines Co.* (Pharmaceuticals)	484	15,948
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,747	403,891
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	253	14,924
United Therapeutics Corp.* (Biotechnology)	307	36,861
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,637	938,006
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	628	75,806
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	653	59,247
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,725	130,859
Waters Corp.* (Life Sciences Tools & Services)	566	78,753
WellCare Health Plans, Inc.* (Health Care Providers & Services)	313	35,529
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	511	38,851
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,395	147,033
Zoetis, Inc. (Pharmaceuticals)	3,445	164,671
TOTAL COMMON STOCKS (Cost $10,969,736)		18,836,734

Contingent Right (NM)
Dyax Corp.*+^(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

	Principal Amount	Value
Repurchase Agreements(b)(c)(23.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $5,661,042	$5,661,000	$5,661,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,661,000)		5,661,000

TOTAL INVESTMENT SECURITIES (Cost $16,630,736) - 102.4%		24,499,813
Net other assets (liabilities) - (2.4)%		(574,006)

NET ASSETS - 100.0%		$23,925,807

^	The Advisor has deemed this security to be illiquid. As of October 31, 2016, this security represented 0.009% of the net assets of the Fund.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of October 31, 2016, this security represented 0.009% of the net assets of the Fund.
*	Non-income producing security
(a)	Rights entitle the Fund to cash receives U.S. Food and Drug Administration approval on a specific medication that is being developed.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $3,763,000.

(c)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/16	0.96%	$6,807,004	$(222,181)
Dow Jones U.S. Health Care Index	UBS AG	11/23/16	0.81%	10,278,197	(336,021)
				$17,085,201	$(558,202)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Biotechnology	$4,163,593	17.4%
Commercial Services & Supplies	18,670	0.1%
Health Care Equipment & Supplies	3,873,274	16.2%
Health Care Providers & Services	3,044,499	12.7%
Life Sciences Tools & Services	801,082	3.3%
Pharmaceuticals	6,937,695	29.0%
Other **	5,086,994	21.3%
Total	$23,925,807	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (78.2%)
3M Co. (Industrial Conglomerates)	7,263	$1,200,574
A.O. Smith Corp. (Building Products)	1,777	80,267
Accenture PLC - Class A (IT Services)	7,475	868,894
Actuant Corp. - Class A (Machinery)	708	15,788
Acuity Brands, Inc. (Electrical Equipment)	525	117,374
AECOM Technology Corp.* (Construction & Engineering)	1,843	51,328
AGCO Corp. (Machinery)	820	41,886
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,906	170,184
Air Lease Corp. (Trading Companies & Distributors)	1,146	34,678
Allegion PLC (Building Products)	1,149	73,352
Alliance Data Systems Corp.* (IT Services)	703	143,742
Allison Transmission Holdings, Inc. (Machinery)	2,011	58,902
AMETEK, Inc. (Electrical Equipment)	2,792	123,127
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	3,711	244,666
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	346	22,750
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	466	23,673
AptarGroup, Inc. (Containers & Packaging)	757	54,080
Armstrong World Industries, Inc.* (Building Products)	599	22,463
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,092	66,743
Automatic Data Processing, Inc. (IT Services)	5,478	476,915
Avery Dennison Corp. (Containers & Packaging)	1,063	74,187
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,532	64,267
Ball Corp. (Containers & Packaging)	2,093	161,308
BE Aerospace, Inc. (Aerospace & Defense)	1,218	72,495
Belden, Inc. (Electronic Equipment, Instruments & Components)	503	32,599
Bemis Co., Inc. (Containers & Packaging)	1,134	55,248
Berry Plastics Group, Inc.* (Containers & Packaging)	1,461	63,919
Booz Allen Hamilton Holding Corp. (IT Services)	1,536	46,802
Broadridge Financial Solutions, Inc. (IT Services)	1,421	91,882
BWX Technologies, Inc. (Aerospace & Defense)	1,240	48,633
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	1,718	117,030
Carlisle Cos., Inc. (Industrial Conglomerates)	777	81,468
Caterpillar, Inc. (Machinery)	7,018	585,723
CEB, Inc. (Professional Services)	383	18,633
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	1,263	40,441
Cintas Corp. (Commercial Services & Supplies)	1,031	109,977
CLARCOR, Inc. (Machinery)	584	36,331
Clean Harbors, Inc.* (Commercial Services & Supplies)	628	29,717
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,026	52,942
Colfax Corp.* (Machinery)	1,176	37,385
Convergys Corp. (IT Services)	1,149	33,551
CoreLogic, Inc.* (IT Services)	1,056	44,943
CoStar Group, Inc.* (Internet Software & Services)	388	72,603
Covanta Holding Corp. (Commercial Services & Supplies)	1,569	23,535
Crane Co. (Machinery)	595	40,466
Crown Holdings, Inc.* (Containers & Packaging)	1,681	91,194
CSX Corp. (Road & Rail)	11,365	346,746
Cummins, Inc. (Machinery)	1,861	237,873
Curtiss-Wright Corp. (Aerospace & Defense)	531	47,588
Deere & Co. (Machinery)	3,474	306,754
Deluxe Corp. (Commercial Services & Supplies)	584	35,741
DigitalGlobe, Inc.* (Aerospace & Defense)	753	18,900
Donaldson Co., Inc. (Machinery)	1,602	58,505
Dover Corp. (Machinery)	1,861	124,482
Eagle Materials, Inc. (Construction Materials)	578	46,801
Eaton Corp. PLC (Electrical Equipment)	5,460	348,184
EMCOR Group, Inc. (Construction & Engineering)	731	44,196
Emerson Electric Co. (Electrical Equipment)	7,731	391,808
EnerSys (Electrical Equipment)	519	33,802
Equifax, Inc. (Professional Services)	1,434	177,773
Esterline Technologies Corp.* (Aerospace & Defense)	349	25,634
Euronet Worldwide, Inc.* (IT Services)	625	49,719
Expeditors International of Washington, Inc. (Air Freight & Logistics)	2,176	111,999
Fastenal Co. (Trading Companies & Distributors)	3,471	135,300
FedEx Corp. (Air Freight & Logistics)	2,936	511,804
Fidelity National Information Services, Inc. (IT Services)	3,935	290,875
First Data Corp.* (IT Services)	2,193	30,680
Fiserv, Inc.* (IT Services)	2,638	259,790
FleetCor Technologies, Inc.* (IT Services)	1,453	254,711
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	1,652	54,384
Flowserve Corp. (Machinery)	1,568	66,405
Fluor Corp. (Construction & Engineering)	1,676	87,136
Fortive Corp. (Machinery)	3,613	184,444
Fortune Brands Home & Security, Inc. (Building Products)	1,845	100,792
FTI Consulting, Inc.* (Professional Services)	504	19,636
GATX Corp. (Trading Companies & Distributors)	483	21,141
Generac Holdings, Inc.* (Electrical Equipment)	792	30,167
General Dynamics Corp. (Aerospace & Defense)	3,446	519,450
General Electric Co. (Industrial Conglomerates)	107,651	3,132,643

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	687	$46,675
Genpact, Ltd.* (IT Services)	1,697	39,014
Global Payments, Inc. (IT Services)	1,842	133,582
Graco, Inc. (Machinery)	668	50,033
Graphic Packaging Holding Co. (Containers & Packaging)	3,838	47,975
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	2,415	79,695
HEICO Corp. (Aerospace & Defense)	259	17,498
HEICO Corp. - Class A (Aerospace & Defense)	424	25,440
Hexcel Corp. (Aerospace & Defense)	1,107	50,357
Hillenbrand, Inc. (Machinery)	759	23,036
Honeywell International, Inc. (Industrial Conglomerates)	9,140	1,002,475
Hub Group, Inc.* - Class A (Air Freight & Logistics)	399	14,544
Hubbell, Inc. (Electrical Equipment)	617	64,489
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	560	90,362
IDEX Corp. (Machinery)	917	79,265
Illinois Tool Works, Inc. (Machinery)	3,842	436,336
Ingersoll-Rand PLC (Machinery)	3,103	208,801
International Paper Co. (Containers & Packaging)	4,940	222,447
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	444	43,072
Itron, Inc.* (Electronic Equipment, Instruments & Components)	396	21,344
ITT, Inc. (Machinery)	1,072	37,756
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,051	85,772
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,298	49,039
Jack Henry & Associates, Inc. (IT Services)	947	76,726
Jacobs Engineering Group, Inc.* (Construction & Engineering)	1,459	75,255
Johnson Controls International PLC* (Building Products)	11,339	457,188
Joy Global, Inc. (Machinery)	1,176	32,728
Kansas City Southern Industries, Inc. (Road & Rail)	1,296	113,737
KBR, Inc. (Construction & Engineering)	1,715	25,399
Kennametal, Inc. (Machinery)	961	27,206
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,041	66,945
Kirby Corp.* (Marine)	646	38,082
KLX, Inc.* (Aerospace & Defense)	632	21,753
L-3 Communications Holdings, Inc. (Aerospace & Defense)	931	127,491
Landstar System, Inc. (Road & Rail)	503	35,788
Lennox International, Inc. (Building Products)	467	68,131
Lincoln Electric Holdings, Inc. (Machinery)	760	50,031
LinkedIn Corp.* - Class A (Internet Software & Services)	1,432	271,507
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	273	38,084
Lockheed Martin Corp. (Aerospace & Defense)	3,035	747,763
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,712	31,415
LSC Communications, Inc.* (Commercial Services & Supplies)	318	7,708
Macquarie Infrastructure Corp. (Transportation Infrastructure)	904	73,956
Manitowoc Foodservice, Inc.* (Machinery)	1,651	24,947
ManpowerGroup, Inc. (Professional Services)	825	63,360
Martin Marietta Materials, Inc. (Construction Materials)	763	141,445
Masco Corp. (Building Products)	3,964	122,408
MAXIMUS, Inc. (IT Services)	781	40,659
MDU Resources Group, Inc. (Multi-Utilities)	2,349	61,567
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	322	130,114
Moog, Inc.* - Class A (Aerospace & Defense)	387	22,473
MRC Global, Inc.* (Trading Companies & Distributors)	1,182	17,423
MSA Safety, Inc. (Commercial Services & Supplies)	370	21,571
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	532	38,730
Mueller Industries, Inc. (Machinery)	687	20,809
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,265	35,534
NeuStar, Inc.* - Class A (IT Services)	654	14,682
Nordson Corp. (Machinery)	638	63,883
Norfolk Southern Corp. (Road & Rail)	3,527	328,011
Northrop Grumman Corp. (Aerospace & Defense)	2,146	491,434
NOW, Inc.* (Trading Companies & Distributors)	1,290	27,812
Old Dominion Freight Line, Inc.* (Road & Rail)	838	62,582
Orbital ATK, Inc. (Aerospace & Defense)	703	52,275
Oshkosh Corp. (Machinery)	885	47,348
Owens Corning (Building Products)	1,378	67,219
Owens-Illinois, Inc.* (Containers & Packaging)	1,945	37,539
PACCAR, Inc. (Machinery)	4,211	231,268
Packaging Corp. of America (Containers & Packaging)	1,128	93,060
Parker-Hannifin Corp. (Machinery)	1,611	197,750
Paychex, Inc. (IT Services)	3,859	213,017
PayPal Holdings, Inc.* (IT Services)	13,485	561,785
Pentair PLC (Machinery)	2,000	110,260
PerkinElmer, Inc. (Life Sciences Tools & Services)	1,313	66,819
Quanta Services, Inc.* (Construction & Engineering)	1,811	52,066
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	813	14,431
Raytheon Co. (Aerospace & Defense)	3,545	484,282
Regal Beloit Corp. (Electrical Equipment)	535	31,619
Republic Services, Inc. - Class A (Commercial Services & Supplies)	2,800	147,364

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Robert Half International, Inc. (Professional Services)	1,565	$58,562
Rockwell Automation, Inc. (Electrical Equipment)	1,556	186,284
Rockwell Collins, Inc. (Aerospace & Defense)	1,563	131,792
Roper Technologies, Inc. (Industrial Conglomerates)	1,215	210,572
Ryder System, Inc. (Road & Rail)	642	44,548
Sabre Corp. (IT Services)	2,468	63,748
Sealed Air Corp. (Containers & Packaging)	2,366	107,961
Sensata Technologies Holding N.V.* (Electrical Equipment)	2,051	73,282
Silgan Holdings, Inc. (Containers & Packaging)	491	25,016
Sonoco Products Co. (Containers & Packaging)	1,202	60,449
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	1,552	78,159
Stericycle, Inc.* (Commercial Services & Supplies)	1,026	82,172
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	4,272	268,582
Teledyne Technologies, Inc.* (Aerospace & Defense)	413	44,472
Terex Corp. (Machinery)	1,303	31,116
Tetra Tech, Inc. (Commercial Services & Supplies)	690	26,531
Textron, Inc. (Aerospace & Defense)	3,233	129,579
The Advisory Board Co.* (Professional Services)	481	19,144
The Boeing Co. (Aerospace & Defense)	6,969	992,596
The Sherwin-Williams Co. (Chemicals)	967	236,779
The Timken Co. (Machinery)	848	28,026
The Toro Co. (Machinery)	1,315	62,962
The Valspar Corp. (Chemicals)	878	87,449
Total System Services, Inc. (IT Services)	1,986	99,062
TransDigm Group, Inc. (Aerospace & Defense)	600	163,476
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	2,996	82,809
Trinity Industries, Inc. (Machinery)	1,827	39,006
Triumph Group, Inc. (Aerospace & Defense)	594	14,078
Union Pacific Corp. (Road & Rail)	10,008	882,506
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	8,302	894,623
United Rentals, Inc.* (Trading Companies & Distributors)	1,039	78,611
United Technologies Corp. (Aerospace & Defense)	9,353	955,877
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	534	27,608
USG Corp.* (Building Products)	1,083	27,270
Valmont Industries, Inc. (Construction & Engineering)	275	35,186
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,332	20,619
Verisk Analytics, Inc.* - Class A (Professional Services)	1,885	153,722
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,622	22,870
Vulcan Materials Co. (Construction Materials)	1,601	181,233
W.W. Grainger, Inc. (Trading Companies & Distributors)	667	138,815
Wabtec Corp. (Machinery)	1,078	83,340
Waste Management, Inc. (Commercial Services & Supplies)	4,888	320,946
Watsco, Inc. (Trading Companies & Distributors)	314	43,109
WESCO International, Inc.* (Trading Companies & Distributors)	505	27,371
WestRock Co. (Containers & Packaging)	3,024	139,679
WEX, Inc.* (IT Services)	459	50,077
Woodward, Inc. (Machinery)	664	39,163
Xerox Corp. (IT Services)	10,221	99,859
XPO Logistics, Inc.* (Air Freight & Logistics)	969	31,909
Xylem, Inc. (Machinery)	2,153	104,054
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	633	41,677
TOTAL COMMON STOCKS
(Cost $30,306,087)		31,366,310

	Principal Amount	Value
Repurchase Agreements(a)(b)(22.9%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,188,068	$9,188,000	$9,188,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,188,000)		9,188,000

TOTAL INVESTMENT SECURITIES
(Cost $39,494,087) - 101.1%		40,554,310
Net other assets (liabilities) - (1.1)%		(425,341)

NET ASSETS - 100.0%		$40,128,969

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $6,080,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/16	0.96%	$12,819,772	$(27,860)
Dow Jones U.S. Industrials Index	UBS AG	11/23/16	0.81%	16,018,652	(35,132)
				$28,838,424	$(62,992)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$5,373,857	13.4%
Air Freight & Logistics	1,681,909	4.2%
Building Products	1,019,090	2.5%
Chemicals	324,228	0.8%
Commercial Services & Supplies	819,693	2.0%
Construction & Engineering	411,007	1.0%
Construction Materials	369,479	0.9%
Containers & Packaging	1,234,062	3.1%
Electrical Equipment	1,400,136	3.5%
Electronic Equipment, Instruments & Components	1,256,534	3.1%
Industrial Conglomerates	5,627,732	14.0%
Internet Software & Services	344,110	0.9%
IT Services	3,984,715	9.9%
Life Sciences Tools & Services	367,117	0.9%
Machinery	3,824,068	9.5%
Marine	38,082	0.1%
Multi-Utilities	61,567	0.2%
Paper & Forest Products	31,415	0.1%
Professional Services	510,830	1.3%
Road & Rail	1,946,365	4.9%
Trading Companies & Distributors	666,358	1.7%
Transportation Infrastructure	73,956	0.2%
Other **	8,762,659	21.8%
Total	$40,128,969	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (68.1%)
2U, Inc.* (Internet Software & Services)	17,158	$598,128
8x8, Inc.* (Software)	40,972	583,851
Akamai Technologies, Inc.* (Internet Software & Services)	26,075	1,811,430
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	58,489	702,453
Alphabet, Inc.* - Class A (Internet Software & Services)	3,828	3,100,297
Alphabet, Inc.* - Class C (Internet Software & Services)	3,837	3,010,280
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,757	6,126,634
Arista Networks, Inc.* (Communications Equipment)	10,835	918,266
Blucora, Inc.* (Internet Software & Services)	30,858	410,411
Box, Inc.* - Class A (Internet Software & Services)	32,320	466,054
Citrix Systems, Inc.* (Software)	19,035	1,614,168
Cornerstone OnDemand, Inc.* (Internet Software & Services)	16,088	664,434
E*TRADE Financial Corp.* (Capital Markets)	47,637	1,341,458
EarthLink Holdings Corp. (Internet Software & Services)	65,544	374,912
eBay, Inc.* (Internet Software & Services)	77,331	2,204,707
Ebix, Inc. (Software)	9,089	508,984
Endurance International Group Holdings, Inc.* (Internet Software & Services)	46,684	343,127
Expedia, Inc. (Internet & Direct Marketing Retail)	14,669	1,895,675
Facebook, Inc.* - Class A (Internet Software & Services)	46,418	6,080,294
GoDaddy, Inc.* (Internet Software & Services)	19,139	684,985
Groupon, Inc.* (Internet & Direct Marketing Retail)	135,069	538,925
IAC/InterActiveCorp (Internet Software & Services)	16,783	1,081,497
j2 Global, Inc. (Internet Software & Services)	12,669	901,399
Juniper Networks, Inc. (Communications Equipment)	58,854	1,550,214
LinkedIn Corp.* - Class A (Internet Software & Services)	10,911	2,068,726
Netflix, Inc.* (Internet & Direct Marketing Retail)	27,982	3,494,112
NETGEAR, Inc.* (Communications Equipment)	11,880	599,940
Pandora Media, Inc.* (Internet Software & Services)	60,435	684,729
PayPal Holdings, Inc.* (IT Services)	72,545	3,022,225
Rackspace Hosting, Inc.* (Internet Software & Services)	28,156	899,303
Salesforce.com, Inc.* (Software)	39,191	2,945,596
Sonus Networks, Inc.* (Communications Equipment)	40,182	232,654
TD Ameritrade Holding Corp. (Capital Markets)	40,155	1,373,702
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	19,952	1,286,505
TrueCar, Inc.* (Internet Software & Services)	40,402	389,879
Twitter, Inc.* (Internet Software & Services)	78,482	1,408,752
Veeva Systems, Inc.* - Class A (Health Care Technology)	23,309	905,555
VeriSign, Inc.* (Internet Software & Services)	16,145	1,356,503
Vonage Holdings Corp.* (Diversified Telecommunication Services)	92,217	632,609
Web.com Group, Inc.* (Internet Software & Services)	27,333	440,061
Yahoo!, Inc.* (Internet Software & Services)	60,082	2,496,407
TOTAL COMMON STOCKS
(Cost $36,318,731)		61,749,841

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $30,222,223	$30,222,000	$30,222,000
TOTAL REPURCHASE AGREEMENTS
(Cost $30,222,000)		30,222,000

TOTAL INVESTMENT SECURITIES
(Cost $66,540,731) - 101.5%		91,971,841
Net other assets (liabilities) - (1.5)%		(1,390,733)

NET ASSETS - 100.0%		$90,581,108

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $17,138,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	11/23/16	0.96%	$36,086,363	$(769,273)
Dow Jones Internet Composite Index	UBS AG	11/23/16	0.81%	37,731,521	(758,538)
				$73,817,884	$(1,527,811)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Capital Markets	$2,715,160	3.0%
Communications Equipment	3,301,074	3.6%
Diversified Telecommunication Services	632,609	0.7%
Health Care Technology	1,608,008	1.8%
Internet & Direct Marketing Retail	13,341,851	14.7%
Internet Software & Services	31,476,315	34.8%
IT Services	3,022,225	3.3%
Software	5,652,599	6.2%
Other **	28,831,267	31.9%
Total	$90,581,108	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (52.4%)
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	10,108	$1,145,034
Sprint Corp.* (Wireless Telecommunication Services)	51,306	316,045
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	7,594	196,229
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	23,350	1,161,196
TOTAL COMMON STOCKS
(Cost $1,565,725)		2,818,504

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $1,674,012	$1,674,000	$1,674,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,674,000)		1,674,000

TOTAL INVESTMENT SECURITIES
(Cost $3,239,725) - 83.6%		4,492,504
Net other assets (liabilities) - 16.4%		881,104

NET ASSETS - 100.0%		$5,373,608

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $256,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	11/23/16	0.96%	$1,161,354	$(30,060)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	11/23/16	0.81%	4,094,579	(102,728)
				$5,255,933	$(132,788)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,145,034	21.3%
Wireless Telecommunication Services	1,673,470	31.1%
Other **	2,555,104	47.6%
Total	$5,373,608	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (70.6%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,513	$506,013
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,204	58,340
Apache Corp. (Oil, Gas & Consumable Fuels)	5,919	352,062
Baker Hughes, Inc. (Energy Equipment & Services)	6,675	369,795
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	7,256	151,505
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	862	29,161
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,677	138,623
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	11,626	64,059
Chevron Corp. (Oil, Gas & Consumable Fuels)	29,429	3,082,688
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,482	191,371
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,217	281,426
ConocoPhillips (Oil, Gas & Consumable Fuels)	19,320	839,454
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,344	65,735
Core Laboratories N.V. (Energy Equipment & Services)	688	66,715
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	8,168	309,486
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,006	16,589
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,217	111,100
Dril-Quip, Inc.* (Energy Equipment & Services)	586	27,835
Energen Corp. (Oil, Gas & Consumable Fuels)	1,514	75,897
Ensco PLCADR - Class A (Energy Equipment & Services)	4,702	36,770
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	8,590	776,708
EQT Corp. (Oil, Gas & Consumable Fuels)	2,695	177,870
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	64,685	5,389,553
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,198	48,507
FMC Technologies, Inc.* (Energy Equipment & Services)	3,520	113,590
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,956	47,159
Halliburton Co. (Energy Equipment & Services)	13,433	617,918
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,686	106,403
Hess Corp. (Oil, Gas & Consumable Fuels)	4,199	201,426
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,754	68,712
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	29,948	611,838
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	13,217	174,200
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,248	359,530
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,525	65,322
Nabors Industries, Ltd. (Energy Equipment & Services)	4,421	52,610
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,891	189,101
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	3,098	125,748
Noble Corp. PLC (Energy Equipment & Services)	3,794	18,742
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,703	231,052
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,575	37,502
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,917	868,868
Oceaneering International, Inc. (Energy Equipment & Services)	1,530	36,414
OGE Energy Corp. (Electric Utilities)	3,115	96,690
Oil States International, Inc.* (Energy Equipment & Services)	801	23,429
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,283	158,996
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,297	75,571
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,305	51,816
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	1,526	33,267
Phillips 66 (Oil, Gas & Consumable Fuels)	6,933	562,613
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,646	473,687
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,738	60,070
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,933	99,106
Rice Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,422	53,502
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,956	25,956
Schlumberger, Ltd. (Energy Equipment & Services)	21,694	1,697,123
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	886	28,574
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,355	45,569
SolarCity Corp.* (Electrical Equipment)	1,095	21,462
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	7,698	79,982
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	10,937	457,276
Superior Energy Services, Inc. (Energy Equipment & Services)	2,366	33,503
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,599	114,096
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,853	157,449
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,655	311,126

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Transocean, Ltd.* (Energy Equipment & Services)	5,358	$51,490
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	989	45,682
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,197	426,350
Weatherford International PLC* (Energy Equipment & Services)	13,979	67,379
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,235	35,630
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4,296	35,399
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,099	44,235
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,371	58,329
TOTAL COMMON STOCKS (Cost $11,659,677)		22,518,754

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.4%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $10,019,074	$10,019,000	$10,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,019,000)		10,019,000

TOTAL INVESTMENT SECURITIES (Cost $21,678,677) - 102.0%		32,537,754
Net other assets (liabilities) - (2.0)%		(634,572)

NET ASSETS - 100.0%		$31,903,182

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $6,164,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/16	0.96%	$12,882,269	$(364,459)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/16	0.81%	12,409,618	(332,850)
				$25,291,887	$(697,309)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Electric Utilities	$96,690	0.3%
Electrical Equipment	21,462	0.1%
Energy Equipment & Services	3,648,860	11.4%
Oil, Gas & Consumable Fuels	18,703,235	58.6%
Semiconductors & Semiconductor Equipment	48,507	0.2%
Other **	9,384,428	29.4%
Total	$31,903,182	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (69.4%)
Baker Hughes, Inc. (Energy Equipment & Services)	12,744	$706,018
Core Laboratories N.V. (Energy Equipment & Services)	1,314	127,419
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,920	31,661
Dril-Quip, Inc.* (Energy Equipment & Services)	1,119	53,153
Ensco PLCADR - Class A (Energy Equipment & Services)	8,976	70,192
FMC Technologies, Inc.* (Energy Equipment & Services)	6,720	216,854
Halliburton Co. (Energy Equipment & Services)	25,646	1,179,716
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,218	203,088
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	57,176	1,168,106
Nabors Industries, Ltd. (Energy Equipment & Services)	8,440	100,436
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,247	361,029
Noble Corp. PLC (Energy Equipment & Services)	7,244	35,785
Oceaneering International, Inc. (Energy Equipment & Services)	2,920	69,496
OGE Energy Corp. (Electric Utilities)	5,948	184,626
Oil States International, Inc.* (Energy Equipment & Services)	1,529	44,723
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,267	303,511
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,400	98,912
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,735	49,563
Schlumberger, Ltd. (Energy Equipment & Services)	41,418	3,240,129
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,692	54,567
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	20,880	872,993
Superior Energy Services, Inc. (Energy Equipment & Services)	4,518	63,975
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	20,342	593,986
Transocean, Ltd.* (Energy Equipment & Services)	10,229	98,301
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,887	87,161
Weatherford International PLC* (Energy Equipment & Services)	26,689	128,641
TOTAL COMMON STOCKS (Cost $7,686,973)		10,144,041

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,195,031	$4,195,000	$4,195,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,195,000)		4,195,000

TOTAL INVESTMENT SECURITIES (Cost $11,881,973) - 98.1%		14,339,041
Net other assets (liabilities) - 1.9%		275,524

NET ASSETS - 100.0%		$14,614,565

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,585,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	11/23/16	0.96%	$6,046,857	$(200,917)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	11/23/16	0.81%	5,724,288	(220,632)
				$11,771,145	$(421,549)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Electric Utilities	$184,626	1.3%
Energy Equipment & Services	6,966,252	47.6%
Oil, Gas & Consumable Fuels	2,993,163	20.5%
Other **	4,470,524	30.6%
Total	$14,614,565	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (58.4%)
Akorn, Inc.* (Pharmaceuticals)	604	$14,466
Allergan PLC* (Pharmaceuticals)	2,782	581,271
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,769	599,160
Catalent, Inc.* (Pharmaceuticals)	891	20,324
Eli Lilly & Co. (Pharmaceuticals)	6,860	506,542
Endo International PLC* (Pharmaceuticals)	1,420	26,625
Horizon Pharma PLC* (Pharmaceuticals)	1,123	18,777
Impax Laboratories, Inc.* (Pharmaceuticals)	533	10,713
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	423	46,306
Johnson & Johnson (Pharmaceuticals)	19,246	2,232,343
Mallinckrodt PLC* (Pharmaceuticals)	736	43,615
Merck & Co., Inc. (Pharmaceuticals)	19,447	1,141,928
Mylan N.V.* (Pharmaceuticals)	3,248	118,552
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	245	7,791
Perrigo Co. PLC (Pharmaceuticals)	1,013	84,271
Pfizer, Inc. (Pharmaceuticals)	42,691	1,353,732
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	383	17,342
TESARO, Inc.* (Biotechnology)	243	29,374
The Medicines Co.* (Pharmaceuticals)	481	15,849
Zoetis, Inc. (Pharmaceuticals)	3,466	165,675
TOTAL COMMON STOCKS (Cost $4,153,919)		7,034,656

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.2%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $3,404,025	$3,404,000	$3,404,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,404,000)		3,404,000

TOTAL INVESTMENT SECURITIES (Cost $7,557,919) - 86.6%		10,438,656
Net other assets (liabilities) - 13.4%		1,615,592

NET ASSETS - 100.0%		$12,054,248

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,211,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	11/23/16	0.96%	$4,557,961	$(60,008)
Dow Jones U.S. Pharmaceuticals Index	UBS AG	11/23/16	0.81%	6,513,009	(96,935)
				$11,070,970	$(156,943)

^                            Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Biotechnology	$29,374	0.2%
Pharmaceuticals	7,005,282	58.2%
Other **	5,019,592	41.6%
Total	$12,054,248	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (78.6%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	43,833	$2,226,716
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	79,667	1,094,625
Barrick Gold Corp.ADR (Metals & Mining)	227,482	4,001,407
Coeur Mining, Inc.* (Metals & Mining)	31,695	354,350
Companhia de Minas Buenaventura S.A.A.ADR (Metals & Mining)	36,050	479,105
Eldorado Gold Corp.* (Metals & Mining)	139,884	442,033
Franco-Nevada Corp. (Metals & Mining)	34,700	2,271,462
Gold Fields, Ltd.ADR (Metals & Mining)	145,937	605,639
Goldcorp, Inc. (Metals & Mining)	166,590	2,532,168
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	72,318	229,248
Hecla Mining Co. (Metals & Mining)	76,991	461,176
Kinross Gold Corp.* (Metals & Mining)	242,982	937,911
New Gold, Inc.* (Metals & Mining)	100,112	396,444
Newmont Mining Corp. (Metals & Mining)	103,576	3,836,455
Pan American Silver Corp. (Metals & Mining)	29,709	476,235
Randgold Resources, Ltd.ADR (Metals & Mining)	17,937	1,591,550
Royal Gold, Inc. (Metals & Mining)	12,741	876,836
Sibanye Gold, Ltd.ADR (Metals & Mining)	31,699	355,029
Silver Wheaton Corp. (Metals & Mining)	85,933	2,071,845
Stillwater Mining Co.* (Metals & Mining)	23,635	314,818
Tahoe Resources, Inc. (Metals & Mining)	60,697	732,006
Yamana Gold, Inc. (Metals & Mining)	184,963	658,468
TOTAL COMMON STOCKS (Cost $17,268,621)		26,945,526

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.6%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,106,067	$9,106,000	$9,106,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,106,000)		9,106,000

TOTAL INVESTMENT SECURITIES (Cost $26,374,621) - 105.2%		36,051,526
Net other assets (liabilities) - (5.2)%		(1,785,562)

NET ASSETS - 100.0%		$34,265,964

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $5,762,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/16	0.96%	$11,734,870	$288,332
Dow Jones Precious Metals Index	UBS AG	11/23/16	1.21%	12,672,970	273,001
				$24,407,840	$561,333

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Metals & Mining	$26,945,526	78.6%
Other **	7,320,438	21.4%
Total	$34,265,964	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (73.1%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,682	$90,357
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	11,022	221,101
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,568	65,527
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	2,562	276,209
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	4,363	227,356
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	7,205	152,098
American Tower Corp. (Equity Real Estate Investment Trusts)	14,133	1,656,246
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	33,903	351,236
Apartment Investment & Management Co. - Class A (Equity Real Estate Investment Trusts)	5,220	230,045
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	5,214	94,008
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	4,604	788,113
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	3,099	93,590
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	5,071	610,954
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	5,817	90,164
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	8,598	218,561
Camden Property Trust (Equity Real Estate Investment Trusts)	2,945	239,841
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)	2,783	73,944
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	5,716	61,161
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	9,938	256,002
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	5,894	92,359
Colony Capital, Inc. - Class A (Mortgage Real Estate Investment Trusts)	3,809	72,409
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,117	86,786
Communications Sales & Leasing, Inc. (Equity Real Estate Investment Trusts)	4,492	127,708
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,122	82,736
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	3,119	83,246
Corrections Corp. of America (Equity Real Estate Investment Trusts)	3,897	56,312
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	11,373	88,368
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	11,256	1,024,183
CubeSmart (Equity Real Estate Investment Trusts)	5,996	156,316
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,476	110,454
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	5,018	43,255
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	3,010	140,718
DDR Corp. (Equity Real Estate Investment Trusts)	10,221	156,279
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,667	61,003
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,910	458,741
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	4,750	173,375
Duke Realty Corp. (Equity Real Estate Investment Trusts)	11,648	304,595
DuPont Fabros Technology, Inc. (Equity Real Estate Investment Trusts)	2,505	102,229
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,097	74,497
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,446	104,175
EPR Properties (Equity Real Estate Investment Trusts)	2,143	155,839
Equinix, Inc. (Equity Real Estate Investment Trusts)	2,399	857,115
Equity Commonwealth* (Equity Real Estate Investment Trusts)	4,167	125,870
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	2,694	204,313
Equity One, Inc. (Equity Real Estate Investment Trusts)	3,054	87,039
Equity Residential (Equity Real Estate Investment Trusts)	12,157	750,695
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,188	468,429
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	4,172	305,182
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	2,395	347,826
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,881	102,497
Forest City Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	7,192	155,275
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,975	39,658
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	6,396	209,981
General Growth Properties, Inc. (Equity Real Estate Investment Trusts)	19,397	483,955
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	14,048	129,523
HCP, Inc. (Equity Real Estate Investment Trusts)	15,528	531,834
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,858	123,032
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	4,619	141,341
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	3,290	163,283
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	5,480	149,933
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	24,663	381,783

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	3,550	$119,351
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	3,676	54,883
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	8,105	273,382
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,467	142,079
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	3,058	219,656
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	14,005	372,673
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	2,770	69,056
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	2,758	174,995
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	3,791	90,036
Lexington Realty Trust (Equity Real Estate Investment Trusts)	7,119	72,187
Liberty Property Trust (Equity Real Estate Investment Trusts)	4,907	198,390
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,576	127,104
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,998	76,989
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,651	148,475
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	12,369	90,417
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	2,505	232,339
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	1,325	100,382
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,913	224,131
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	8,319	116,133
NorthStar Realty Finance Corp. (Equity Real Estate Investment Trusts)	6,030	87,556
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	6,411	204,062
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	4,619	99,355
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	5,777	89,832
Parkway, Inc.* (Equity Real Estate Investment Trusts)	1,425	25,679
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,423	58,830
Physicians Realty Trust (Equity Real Estate Investment Trusts)	4,460	88,174
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	4,792	98,140
Post Properties, Inc. (Equity Real Estate Investment Trusts)	1,744	114,738
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,357	52,109
Prologis, Inc. (Equity Real Estate Investment Trusts)	17,491	912,331
Public Storage (Equity Real Estate Investment Trusts)	4,964	1,060,906
Rayonier, Inc. (Equity Real Estate Investment Trusts)	4,103	110,042
Realogy Holdings Corp. (Real Estate Management & Development)	4,788	109,597
Realty Income Corp. (Equity Real Estate Investment Trusts)	8,589	508,812
Regency Centers Corp. (Equity Real Estate Investment Trusts)	3,509	252,894
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	7,929	123,455
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	4,138	81,601
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	1,685	84,958
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	7,931	168,692
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	10,464	1,945,885
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	3,330	327,073
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	15,973	190,238
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	7,945	176,697
STORE Capital Corp. (Equity Real Estate Investment Trusts)	5,061	138,115
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	2,116	162,784
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	7,197	90,394
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	3,230	112,404
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	1,987	143,978
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,492	59,708
The Howard Hughes Corp.* (Real Estate Management & Development)	1,167	128,172
The Macerich Co. (Equity Real Estate Investment Trusts)	4,051	286,730
The St Joe Co.* (Real Estate Management & Development)	2,477	43,843
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	11,574	96,411
UDR, Inc. (Equity Real Estate Investment Trusts)	8,870	310,184
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,041	78,488
Ventas, Inc. (Equity Real Estate Investment Trusts)	11,662	790,101
VEREIT, Inc. (Equity Real Estate Investment Trusts)	32,086	301,608
Vornado Realty Trust (Equity Real Estate Investment Trusts)	5,740	532,557
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	6,139	64,398
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,460	72,373
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	3,899	141,183
Welltower, Inc. (Equity Real Estate Investment Trusts)	11,897	815,301

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	24,891	$744,988
WP Carey, Inc. (Equity Real Estate Investment Trusts)	3,538	214,898
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,583	55,931
TOTAL COMMON STOCKS (Cost $22,383,231)		30,569,523

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.3%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $12,279,091	$12,279,000	$12,279,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,279,000)		12,279,000

TOTAL INVESTMENT SECURITIES (Cost $34,662,231) - 102.4%		42,848,523
Net other assets (liabilities) - (2.4)%		(989,312)

NET ASSETS - 100.0%		$41,859,211

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $8,061,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/16	0.96%	$13,803,814	$(420,627)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/16	0.81%	18,496,511	(395,033)
				$32,300,325	$(815,660)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$28,415,812	67.9%
Mortgage Real Estate Investment Trusts	1,408,491	3.4%
Real Estate Management & Development	745,220	1.8%
Other **	11,289,688	26.9%
Total	$41,859,211	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (68.2%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	89,770	$649,037
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	37,715	2,417,532
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	131,962	3,837,455
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	48,409	8,243,085
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	7,963	449,511
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	7,647	412,785
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	12,399	276,498
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	39,156	390,385
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	16,278	337,117
Intel Corp. (Semiconductors & Semiconductor Equipment)	577,867	20,150,223
InterDigital, Inc. (Communications Equipment)	4,320	305,208
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	18,915	1,420,706
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	19,723	1,910,370
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	29,155	1,751,049
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	54,303	707,568
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	34,561	1,369,652
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,227	1,588,045
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	126,775	2,175,459
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	13,696	577,012
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	65,228	4,641,624
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	50,874	593,700
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	15,602	868,251
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	180,080	12,375,099
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	7,971	192,898
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	5,092	305,265
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	22,946	1,765,465
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	4,379	228,233
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	24,865	579,106
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	122,717	8,694,500
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	13,193	299,481
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	30,961	1,574,986
TOTAL COMMON STOCKS (Cost $76,995,855)		81,087,305

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $39,205,290	$39,205,000	$39,205,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,205,000)		39,205,000

TOTAL INVESTMENT SECURITIES (Cost $116,200,855) - 101.2%		120,292,305
Net other assets (liabilities) - (1.2)%		(1,396,588)

NET ASSETS - 100.0%		$118,895,717

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $22,387,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/16	0.96%	$51,642,015	$(477,333)
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/16	0.81%	45,687,693	(412,826)
				$97,329,708	$(890,159)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Communications Equipment	$305,208	0.3%
Semiconductors & Semiconductor Equipment	80,782,097	67.9%
Other **	37,808,412	31.8%
Total	$118,895,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (74.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,203	$16,686
ACI Worldwide, Inc.* (Software)	1,419	25,712
Adobe Systems, Inc.* (Software)	5,822	625,923
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,523	61,621
Akamai Technologies, Inc.* (Internet Software & Services)	2,059	143,039
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,166	26,014
Alphabet, Inc.* - Class A (Internet Software & Services)	3,384	2,740,701
Alphabet, Inc.* - Class C (Internet Software & Services)	3,390	2,659,591
Amdocs, Ltd. (IT Services)	1,719	100,476
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,618	231,914
ANSYS, Inc.* (Software)	1,028	93,908
Apple, Inc. (Technology Hardware, Storage & Peripherals)	62,488	7,094,887
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	12,527	364,285
Arista Networks, Inc.* (Communications Equipment)	489	41,443
ARRIS International PLC* (Communications Equipment)	2,203	61,199
Aspen Technology, Inc.* (Software)	980	48,255
athenahealth, Inc.* (Health Care Technology)	475	49,077
Autodesk, Inc.* (Software)	2,244	162,196
Blackbaud, Inc. (Software)	549	33,709
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	4,534	772,050
Brocade Communications Systems, Inc. (Communications Equipment)	4,702	49,841
CA, Inc. (Software)	3,679	113,092
CACI International, Inc.* - Class A (IT Services)	340	33,269
Cadence Design Systems, Inc.* (Software)	3,361	85,974
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	712	40,192
CDK Global, Inc. (Software)	1,717	93,765
CDW Corp. (Electronic Equipment, Instruments & Components)	1,836	82,455
Cerner Corp.* (Health Care Technology)	3,436	201,280
Ciena Corp.* (Communications Equipment)	1,608	31,163
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	685	36,976
Cisco Systems, Inc. (Communications Equipment)	58,287	1,788,246
Citrix Systems, Inc.* (Software)	1,767	149,842
Cognizant Technology Solutions Corp.* (IT Services)	7,044	361,709
CommScope Holding Co., Inc.* (Communications Equipment)	1,973	60,275
CommVault Systems, Inc.* (Software)	493	26,376
Computer Sciences Corp. (IT Services)	1,629	88,699
Corning, Inc. (Electronic Equipment, Instruments & Components)	12,009	272,725
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,151	25,667
CSRA, Inc. (IT Services)	1,676	42,051
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3,742	37,308
Dell Technologies, Inc.* - Class V (Software)	2,615	128,370
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	919	20,034
DST Systems, Inc. (IT Services)	415	39,906
Dycom Industries, Inc.* (Construction & Engineering)	404	31,080
eBay, Inc.* (Internet Software & Services)	12,127	345,741
EchoStar Corp.* (Communications Equipment)	537	25,099
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	542	23,051
Ellie Mae, Inc.* (Software)	421	44,580
EPAM Systems, Inc.* (IT Services)	525	33,794
F5 Networks, Inc.* (Communications Equipment)	718	99,235
Facebook, Inc.* - Class A (Internet Software & Services)	26,990	3,535,419
Fair Isaac Corp. (Software)	399	48,151
Finisar Corp.* (Communications Equipment)	1,235	33,814
FireEye, Inc.* (Software)	1,725	20,045
Fortinet, Inc.* (Software)	1,686	54,053
Garmin, Ltd. (Household Durables)	1,281	61,949
Gartner, Inc.* (IT Services)	987	84,921
GrubHub, Inc.* (Internet Software & Services)	1,010	38,491
Guidewire Software, Inc.* (Software)	895	51,418
Harris Corp. (Communications Equipment)	1,482	132,209
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	19,335	434,457
HP, Inc. (Technology Hardware, Storage & Peripherals)	19,899	288,337
IAC/InterActiveCorp (Internet Software & Services)	907	58,447
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,712	63,686
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,574	32,598
Intel Corp. (Semiconductors & Semiconductor Equipment)	54,868	1,913,248
InterDigital, Inc. (Communications Equipment)	429	30,309
International Business Machines Corp. (IT Services)	10,139	1,558,264
Intuit, Inc. (Software)	2,814	305,994
j2 Global, Inc. (Internet Software & Services)	554	39,417
Juniper Networks, Inc. (Communications Equipment)	4,420	116,423
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,770	132,945

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,808	$175,123
Leidos Holdings, Inc. (IT Services)	1,644	68,341
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	686	27,227
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	2,766	166,126
Lumentum Holdings, Inc.* (Communications Equipment)	614	20,630
Manhattan Associates, Inc.* (Software)	887	44,918
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	5,219	68,004
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,289	130,343
Medidata Solutions, Inc.* (Health Care Technology)	613	29,418
Mentor Graphics Corp. (Software)	1,217	35,171
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,545	154,100
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	12,023	206,315
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,263	53,210
Microsoft Corp. (Software)	90,451	5,419,824
Motorola Solutions, Inc. (Communications Equipment)	1,986	144,144
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,479	51,839
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	3,238	109,898
NetScout Systems, Inc.* (Communications Equipment)	1,071	29,399
NetSuite, Inc.* (Software)	442	41,159
Nuance Communications, Inc.* (Software)	2,849	39,943
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,154	437,919
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,835	56,424
Oracle Corp. (Software)	34,874	1,339,859
Palo Alto Networks, Inc.* (Communications Equipment)	1,050	161,522
Pandora Media, Inc.* (Internet Software & Services)	2,667	30,217
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,157	38,481
Plantronics, Inc. (Communications Equipment)	420	21,718
Proofpoint, Inc.* (Software)	500	39,190
PTC, Inc.* (Software)	1,279	60,676
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,516	84,365
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	17,035	1,170,645
Rackspace Hosting, Inc.* (Internet Software & Services)	1,206	38,520
Red Hat, Inc.* (Software)	2,116	163,884
Salesforce.com, Inc.* (Software)	7,498	563,550
Science Applications International Corp. (IT Services)	525	36,178
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	3,418	117,272
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	712	17,230
ServiceNow, Inc.* (Software)	1,966	172,831
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	496	29,735
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,174	167,268
Splunk, Inc.* (Software)	1,561	93,957
SS&C Technologies Holdings, Inc. (Software)	1,984	63,349
Symantec Corp. (Software)	7,122	178,264
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	435	22,672
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	382	39,170
Synopsys, Inc.* (Software)	1,727	102,428
Tableau Software, Inc.* - Class A (Software)	618	29,695
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	438	33,735
Teradata Corp.* (IT Services)	1,538	41,464
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,308	53,753
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,585	820,797
The Ultimate Software Group, Inc.* (Software)	381	80,387
Twitter, Inc.* (Internet Software & Services)	6,932	124,429
Tyler Technologies, Inc.* (Software)	419	67,208
Vantiv, Inc.* (IT Services)	1,774	103,531
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,114	43,279
Verint Systems, Inc.* (Software)	682	24,552
VeriSign, Inc.* (Internet Software & Services)	1,079	90,658
Versum Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,249	28,352
ViaSat, Inc.* (Communications Equipment)	530	37,450
Viavi Solutions, Inc.* (Communications Equipment)	2,699	19,217
VMware, Inc.* - Class A (Software)	959	75,377
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,289	192,209
Workday, Inc.* (Software)	1,435	124,386
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,890	147,014
Yahoo!, Inc.* (Internet Software & Services)	10,192	423,478
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,115	35,881
Zillow Group, Inc.* - Class A (Internet Software & Services)	531	17,539
Zillow Group, Inc.* - Class C (Internet Software & Services)	1,189	39,665
TOTAL COMMON STOCKS (Cost $37,925,902)		43,715,588

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $15,901,117	$15,901,000	$15,901,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,901,000)		15,901,000

TOTAL INVESTMENT SECURITIES (Cost $53,826,902) - 101.4%		59,616,588
Net other assets (liabilities) - (1.4)%		(798,361)

NET ASSETS - 100.0%		$58,818,227

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $10,221,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/16	0.96%	$22,220,332	$(363,091)
Dow Jones U.S. Technology Index	UBS AG	11/23/16	0.81%	22,373,786	(360,080)
				$44,594,118	$(723,171)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$38,481	0.1%
Communications Equipment	2,903,336	4.9%
Construction & Engineering	31,080	0.1%
Diversified Telecommunication Services	35,881	0.1%
Electronic Equipment, Instruments & Components	491,771	0.8%
Health Care Technology	349,068	0.6%
Household Durables	61,949	0.1%
Internet Software & Services	10,325,352	17.6%
IT Services	2,592,603	4.4%
Semiconductors & Semiconductor Equipment	7,638,199	13.0%
Software	10,871,971	18.5%
Technology Hardware, Storage & Peripherals	8,375,897	14.2%
Other **	15,102,639	25.6%
Total	$58,818,227	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (53.7%)
AT&T, Inc. (Diversified Telecommunication Services)	85,167	$3,133,295
CenturyLink, Inc. (Diversified Telecommunication Services)	7,583	201,556
Frontier Communications Corp. (Diversified Telecommunication Services)	16,222	65,212
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	4,089	229,597
SBA Communications Corp.* - Class A (Diversified Telecommunication Services)	1,790	202,771
Sprint Corp.* (Wireless Telecommunication Services)	8,883	54,719
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,243	32,119
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,949	196,384
Verizon Communications, Inc. (Diversified Telecommunication Services)	56,404	2,713,033
TOTAL COMMON STOCKS (Cost $6,101,178)		6,828,686

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.3%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $2,702,020	$2,702,000	$2,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,702,000)		2,702,000

TOTAL INVESTMENT SECURITIES (Cost $8,803,178) - 75.0%		9,530,686
Net other assets (liabilities) - 25.0%		3,175,928

NET ASSETS - 100.0%		$12,706,614

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $1,911,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	11/23/16	0.96%	$4,679,729	$(6,511)
Dow Jones U.S. Telecommunications Index	UBS AG	11/23/16	0.81%	7,564,291	(14,576)
				$12,244,020	$(21,087)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$6,545,464	51.5%
Wireless Telecommunication Services	283,222	2.2%
Other **	5,877,928	46.3%
Total	$12,706,614	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Shares	Value
Common Stocks (70.6%)
ALLETE, Inc. (Electric Utilities)	1,227	$75,203
Alliant Energy Corp. (Electric Utilities)	5,654	215,135
Ameren Corp. (Multi-Utilities)	6,037	301,548
American Electric Power Co., Inc. (Electric Utilities)	12,232	793,123
American Water Works Co., Inc. (Water Utilities)	4,425	327,627
Aqua America, Inc. (Water Utilities)	4,410	135,387
Atmos Energy Corp. (Gas Utilities)	2,591	192,744
Avista Corp. (Multi-Utilities)	1,584	65,578
Black Hills Corp. (Multi-Utilities)	1,306	80,776
Calpine Corp.* (Independent Power & Renewable Electricity Producers)	8,940	106,386
CenterPoint Energy, Inc. (Multi-Utilities)	10,720	244,416
CMS Energy Corp. (Multi-Utilities)	6,943	292,647
Consolidated Edison, Inc. (Multi-Utilities)	7,583	572,896
Dominion Resources, Inc. (Multi-Utilities)	15,886	1,194,627
DTE Energy Co. (Multi-Utilities)	4,466	428,781
Duke Energy Corp. (Electric Utilities)	17,148	1,372,182
Dynegy, Inc.* (Independent Power & Renewable Electricity Producers)	2,924	31,141
Edison International (Electric Utilities)	8,115	596,290
El Paso Electric Co. (Electric Utilities)	1,004	46,385
Entergy Corp. (Electric Utilities)	4,454	328,171
Eversource Energy (Electric Utilities)	7,898	434,864
Exelon Corp. (Electric Utilities)	22,965	782,418
FirstEnergy Corp. (Electric Utilities)	10,587	363,028
Great Plains Energy, Inc. (Electric Utilities)	5,182	147,376
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,694	79,473
IDACORP, Inc. (Electric Utilities)	1,255	98,379
National Fuel Gas Co. (Gas Utilities)	2,113	110,679
New Jersey Resources Corp. (Gas Utilities)	2,144	72,789
NextEra Energy, Inc. (Electric Utilities)	11,627	1,488,255
NiSource, Inc. (Multi-Utilities)	8,018	186,499
NorthWestern Corp. (Multi-Utilities)	1,199	69,002
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	7,846	83,403
ONE Gas, Inc. (Gas Utilities)	1,304	79,909
PG&E Corp. (Electric Utilities)	12,400	770,288
Pinnacle West Capital Corp. (Electric Utilities)	2,760	210,119
PNM Resources, Inc. (Electric Utilities)	1,984	65,174
Portland General Electric Co. (Electric Utilities)	2,219	96,837
PPL Corp. (Electric Utilities)	16,871	579,350
Public Service Enterprise Group, Inc. (Multi-Utilities)	12,585	529,577
SCANA Corp. (Multi-Utilities)	3,556	260,868
Sempra Energy (Multi-Utilities)	6,215	665,627
South Jersey Industries, Inc. (Gas Utilities)	1,979	58,677
Southwest Gas Corp. (Gas Utilities)	1,176	85,213
Spire, Inc. (Gas Utilities)	1,141	71,655
The AES Corp. (Independent Power & Renewable Electricity Producers)	16,403	193,063
The Southern Co. (Electric Utilities)	24,352	1,255,833
UGI Corp. (Gas Utilities)	4,314	199,696
Vectren Corp. (Multi-Utilities)	2,055	103,387
WEC Energy Group, Inc. (Multi-Utilities)	7,856	469,160
Westar Energy, Inc. (Electric Utilities)	3,524	201,996
WGL Holdings, Inc. (Gas Utilities)	1,273	80,288
Xcel Energy, Inc. (Electric Utilities)	12,640	525,192
TOTAL COMMON STOCKS (Cost $13,642,846)		17,819,117

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $6,737,050	$6,737,000	$6,737,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,737,000)		6,737,000

TOTAL INVESTMENT SECURITIES (Cost $20,379,846) - 97.3%		24,556,117
Net other assets (liabilities) - 2.7%		680,678

NET ASSETS - 100.0%		$25,236,795

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $3,913,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/16	0.96%	$10,945,759	$244,955
Dow Jones U.S. Utilities Index	UBS AG	11/23/16	0.81%	9,098,961	219,590
				$20,044,720	$464,545

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of October 31, 2016:

	Value	% of Net Assets
Electric Utilities	$10,525,071	41.7%
Gas Utilities	951,650	3.8%
Independent Power & Renewable Electricity Producers	413,993	1.6%
Multi-Utilities	5,465,389	21.7%
Water Utilities	463,014	1.8%
Other **	7,417,678	29.4%
Total	$25,236,795	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(184.8%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $2,968,022	$2,968,000	$2,968,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,968,000)		2,968,000

TOTAL INVESTMENT SECURITIES (Cost $2,968,000) - 184.8%		2,968,000
Net other assets (liabilities) - (84.8)%		(1,362,139)

NET ASSETS - 100.0%		$1,605,861

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $506,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/16	(0.61)%	$(815,380)	$41,336
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/16	(0.21)%	(791,632)	39,744
				$(1,607,012)	$81,080

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(155.1%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $11,129,082	$11,129,000	$11,129,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,129,000)		11,129,000

TOTAL INVESTMENT SECURITIES (Cost $11,129,000) - 155.1%		11,129,000
Net other assets (liabilities) - (55.1)%		(3,954,027)

NET ASSETS - 100.0%		$7,174,973

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,722,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/16	(0.36)%	$(3,285,645)	$(222,695)
Dow Jones Precious Metals Index	UBS AG	11/23/16	(0.21)%	(3,854,102)	(87,251)
				$(7,139,747)	$(309,946)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.3%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $10,307,076	$10,307,000	$10,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,307,000)		10,307,000

TOTAL INVESTMENT SECURITIES (Cost $10,307,000) - 108.3%		10,307,000
Net other assets (liabilities) - (8.3)%		(791,902)

NET ASSETS - 100.0%		$9,515,098

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $2,518,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/16	(0.61)%	$(4,223,741)	$(9,722)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/16	(0.21)%	(5,274,852)	21,904
				$(9,498,593)	$12,182

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (23.1%)
U.S. Treasury Bond, 2.25%, 8/15/46	$6,820,000	$6,350,592
TOTAL U.S. TREASURY OBLIGATION (Cost $6,809,396)		6,350,592

Repurchase Agreements(a)(b)(107.7%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $29,495,218	29,495,000	29,495,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,495,000)		29,495,000

TOTAL INVESTMENT SECURITIES (Cost $36,304,396) - 130.8%		35,845,592
Net other assets (liabilities) - (30.8)%		(8,449,203)

NET ASSETS - 100.0%		$27,396,389

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $5,111,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Citibank North America	11/7/16	0.00%	$21,323,836	$(4,322,140)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Societe’ Generale	11/7/16	0.11%	6,425,086	(158,219)
				$27,748,922	$(4,480,359)

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.3%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $9,455,070	$9,455,000	$9,455,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,455,000)		9,455,000

TOTAL INVESTMENT SECURITIES (Cost $9,455,000) - 99.3%		9,455,000
Net other assets (liabilities) - 0.7%		68,290

NET ASSETS - 100.0%		$9,523,290

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $114,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 1.50% due on 8/15/26	Citibank North America	11/7/16	(0.05)%	$(2,426,758)	$17,387
10-Year U.S. Treasury Note, 1.50% due on 8/15/26	Societe’ Generale	11/7/16	(0.40)%	(7,086,133)	49,601
				$(9,512,891)	$66,988

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(85.8%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $37,539,277	$37,539,000	$37,539,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,539,000)		37,539,000

TOTAL INVESTMENT SECURITIES (Cost $37,539,000) - 85.8%		37,539,000
Net other assets (liabilities) - 14.2%		6,211,711

NET ASSETS - 100.0%		$43,750,711

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2016, the aggregate amount held in a segregated account was $559,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Citibank North America	11/7/16	(0.30)%	$(43,578,844)	$904,962
30-Year U.S. Treasury Bond, 2.25% due on 8/15/46	Societe’ Generale	11/7/16	(0.55)%	(10,801,594)	269,409
				$(54,380,438)	$1,174,371

^	Reflects the floating financing rate, as of October 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.0%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $48,008,355	$48,008,000	$48,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,008,000)		48,008,000

TOTAL INVESTMENT SECURITIES (Cost $48,008,000) - 97.0%		48,008,000
Net other assets (liabilities) - 3.0%		1,483,553

NET ASSETS - 100.0%		$49,491,553

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2016, the aggregate amount held in a segregated account was $4,499,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/4/16	2,208,414	$2,795,079	$2,702,851	$92,228
Canadian dollar vs. U.S. dollar	11/4/16	3,404,243	2,577,802	2,538,467	39,335
Euro vs. U.S. Dollar	11/4/16	11,992,902	13,380,303	13,165,454	214,849
Japanese yen vs. U.S. dollar	11/4/16	179,094,315	1,728,483	1,708,332	20,151
Swedish krona vs. U.S. dollar	11/4/16	7,466,468	863,563	827,084	36,479
Swiss franc vs. U.S. dollar	11/4/16	1,032,206	1,055,112	1,043,594	11,518
Total Short Contracts			$22,400,342	$21,985,782	$414,560

At October 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/4/16	2,597,912	$3,248,954	$3,179,551	$69,403
Canadian dollar vs. U.S. dollar	11/4/16	2,546,359	1,929,214	1,898,762	30,452
Euro vs. U.S. dollar	11/4/16	14,086,711	15,694,850	15,463,975	230,875
Japanese yen vs. U.S. dollar	11/4/16	520,154,595	5,028,561	4,961,613	66,948
Swedish krona vs. U.S. dollar	11/4/16	10,965,363	1,264,712	1,214,667	50,045
Swiss franc vs. U.S. dollar	11/4/16	734,886	748,589	742,993	5,596
Total Short Contracts			$27,914,880	$27,461,561	$453,319

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2016 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.6%)
Repurchase Agreements with various counterparties, rates 0.22%-0.30%, dated 10/31/16, due 11/1/16, total to be received $4,833,036	$4,833,000	$4,833,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,833,000)		4,833,000

TOTAL INVESTMENT SECURITIES (Cost $4,833,000) - 103.6%		4,833,000
Net other assets (liabilities) - (3.6)%		(166,925)

NET ASSETS - 100.0%		$4,666,075

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2016, the aggregate amount held in a segregated account was $465,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound vs. U.S. dollar	11/4/16	318,540	$404,229	$389,856	$(14,373)
Canadian dollar vs. U.S. dollar	11/4/16	497,230	376,631	370,773	(5,858)
Euro vs. U.S. dollar	11/4/16	1,561,969	1,746,818	1,714,684	(32,134)
Japanese yen vs. U.S. dollar	11/4/16	40,219,080	388,304	383,639	(4,665)
Swedish krona vs. U.S. dollar	11/4/16	1,390,082	161,546	153,984	(7,562)
Swiss franc vs. U.S. dollar	11/4/16	98,611	100,853	99,699	(1,154)
Total Long Contracts			$3,178,381	$3,112,635	$(65,746)

At October 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/4/16	248,031	$302,374	$303,562	$(1,188)
Canadian dollar vs. U.S. dollar	11/4/16	306,381	233,133	228,461	4,672
Euro vs. U.S. dollar	11/4/16	1,293,143	1,423,688	1,419,574	4,114
Japanese yen vs. U.S. dollar	11/4/16	34,948,055	336,418	333,360	3,058
Swedish krona vs. U.S. dollar	11/4/16	926,788	105,217	102,663	2,554
Swiss franc vs. U.S. dollar	11/4/16	89,161	90,240	90,145	95
Total Short Contracts			$2,491,070	$2,477,765	$13,305

Long:
British pound vs. U.S. dollar	11/4/16	391,073	$495,761	$478,630	$(17,131)
Canadian dollar vs. U.S. dollar	11/4/16	377,826	286,059	281,736	(4,323)
Euro vs. U.S. dollar	11/4/16	2,230,974	2,499,103	2,449,097	(50,006)
Japanese yen vs. U.S. dollar	11/4/16	61,686,416	596,751	588,410	(8,341)
Swedish krona vs. U.S. dollar	11/4/16	1,304,861	151,560	144,544	(7,016)
Swiss franc vs. U.S. dollar	11/4/16	160,109	163,931	161,876	(2,055)
Total Long Contracts			$4,193,165	$4,104,293	$(88,872)

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisor LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of October 31, 2016, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.30%, dated 10/31/16, due 11/1/16(1)	HSBC Securities (USA), Inc., 0.22%, dated 10/31/16, due 11/1/16(2)	RBC Capital Markets, LLC, 0.24%, dated 10/31/16, due 11/1/16(3)	Societe’ Generale, 0.28%, dated 10/31/16, due 11/1/16(4)	UMB Bank, N.A., 0.28%, dated 10/31/16, due 11/1/16(5)
Bull ProFund	$1,679,000	$5,041,000	$1,679,000	$11,764,000	$3,559,000
Mid-Cap ProFund	725,000	2,176,000	725,000	5,079,000	1,538,000
Small-Cap ProFund	1,120,000	3,362,000	1,120,000	7,847,000	2,374,000
NASDAQ-100 ProFund	2,837,000	8,517,000	2,837,000	19,876,000	6,010,000
Large-Cap Value ProFund	6,000	18,000	6,000	42,000	14,000
UltraBull ProFund	2,548,000	7,648,000	2,548,000	17,848,000	5,396,000
UltraMid-Cap ProFund	1,489,000	4,471,000	1,489,000	10,435,000	3,160,000
UltraSmall-Cap ProFund	2,563,000	7,693,000	2,563,000	17,952,000	5,427,000
UltraDow 30 ProFund	257,000	774,000	257,000	1,808,000	553,000
UltraNASDAQ-100 ProFund	10,247,000	30,747,000	10,247,000	71,746,000	21,674,000

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

Fund Name	Deutsche Bank Securities, Inc., 0.30%, dated 10/31/16, due 11/1/16(1)	HSBC Securities (USA), Inc., 0.22%, dated 10/31/16, due 11/1/16(2)	RBC Capital Markets, LLC, 0.24%, dated 10/31/16, due 11/1/16(3)	Societe’ Generale, 0.28%, dated 10/31/16, due 11/1/16(4)	UMB Bank, N.A., 0.28%, dated 10/31/16, due 11/1/16(5)
UltraInternational ProFund	$327,000	$985,000	$327,000	$2,298,000	$699,000
UltraEmerging Markets ProFund	405,000	1,219,000	405,000	2,846,000	866,000
UltraLatin America ProFund	402,000	1,209,000	402,000	2,825,000	859,000
UltraChina ProFund	393,000	1,182,000	393,000	2,759,000	840,000
UltraJapan ProFund	1,699,000	5,097,000	1,699,000	11,893,000	3,592,000
Bear ProFund	4,391,000	13,176,000	4,391,000	30,747,000	9,290,000
Short Small-Cap ProFund	774,000	2,326,000	774,000	5,429,000	1,647,000
Short NASDAQ-100 ProFund	690,000	2,072,000	690,000	4,836,000	1,465,000
UltraBear ProFund	1,202,000	3,608,000	1,202,000	8,420,000	2,550,000
UltraShort Mid-Cap ProFund	190,000	574,000	190,000	1,341,000	410,000
UltraShort Small-Cap ProFund	682,000	2,053,000	682,000	4,794,000	1,459,000
UltraShort Dow 30 ProFund	350,000	1,054,000	350,000	2,461,000	748,000
UltraShort NASDAQ-100 ProFund	827,000	2,484,000	827,000	5,798,000	1,758,000
UltraShort International ProFund	429,000	1,290,000	429,000	3,012,000	917,000
UltraShort Emerging Markets ProFund	545,000	1,636,000	545,000	3,819,000	1,158,000
UltraShort Latin America ProFund	345,000	1,038,000	345,000	2,424,000	740,000
UltraShort China ProFund	253,000	760,000	253,000	1,778,000	543,000
UltraShort Japan ProFund	201,000	603,000	201,000	1,407,000	426,000
Banks UltraSector ProFund	285,000	857,000	285,000	2,001,000	610,000
Basic Materials UltraSector ProFund	143,000	432,000	143,000	1,013,000	314,000
Biotechnology UltraSector ProFund	5,272,000	15,820,000	5,272,000	36,917,000	11,155,000
Consumer Goods UltraSector ProFund	227,000	686,000	227,000	1,602,000	492,000
Consumer Services UltraSector ProFund	494,000	1,487,000	494,000	3,470,000	1,056,000
Financials UltraSector ProFund	706,000	2,121,000	706,000	4,953,000	1,503,000
Health Care UltraSector ProFund	399,000	1,200,000	399,000	2,806,000	857,000
Industrials UltraSector ProFund	650,000	1,951,000	650,000	4,556,000	1,381,000
Internet UltraSector ProFund	2,141,000	6,423,000	2,141,000	14,988,000	4,529,000
Mobile Telecommunications UltraSector ProFund	117,000	354,000	117,000	829,000	257,000
Oil & Gas UltraSector ProFund	708,000	2,128,000	708,000	4,968,000	1,507,000
Oil Equipment, Services & Distribution UltraSector ProFund	296,000	890,000	296,000	2,080,000	633,000
Pharmaceuticals UltraSector ProFund	239,000	722,000	239,000	1,687,000	517,000
Precious Metals UltraSector ProFund	643,000	1,934,000	643,000	4,515,000	1,371,000
Real Estate UltraSector ProFund	868,000	2,608,000	868,000	6,089,000	1,846,000
Semiconductor UltraSector ProFund	2,776,000	8,331,000	2,776,000	19,443,000	5,879,000
Technology UltraSector ProFund	1,125,000	3,378,000	1,125,000	7,885,000	2,388,000
Telecommunications UltraSector ProFund	190,000	573,000	190,000	1,337,000	412,000
Utilities UltraSector ProFund	477,000	1,431,000	477,000	3,340,000	1,012,000
Short Oil & Gas ProFund	209,000	630,000	209,000	1,471,000	449,000
Short Precious Metals ProFund	787,000	2,365,000	787,000	5,518,000	1,672,000
Short Real Estate ProFund	728,000	2,189,000	728,000	5,111,000	1,551,000
U.S. Government Plus ProFund	2,089,000	6,269,000	2,089,000	14,627,000	4,421,000
Rising Rates Opportunity 10 ProFund	668,000	2,008,000	668,000	4,687,000	1,424,000
Rising Rates Opportunity ProFund	2,659,000	7,978,000	2,659,000	18,617,000	5,626,000
Rising U.S. Dollar ProFund	3,400,000	10,203,000	3,400,000	23,809,000	7,196,000
Falling U.S. Dollar ProFund	341,000	1,026,000	341,000	2,396,000	729,000
	$66,213,000	$198,807,000	$66,213,000	$463,999,000	$140,459,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2016 as follows:

(1)	U.S. Treasury Notes, 1.625%, due 11/30/20, total value $68,773,838.
(2)

U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at October 31, 2016, 2.639% to 2.665%, due 11/15/40 to 5/15/41, which had an aggregate value of $203,389,616.

(3)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/18, total value $68,774,428.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/19 to 7/15/26, which had an aggregate value of $481,896,624.
(5)

U.S. Treasury Notes, 0.50% to 4.625%, due 11/15/16 to 6/30/21, Federal National Mortgage Association, 1.125% to 1.375%, due 11/15/16 to 4/27/17, Federal Home Loan Banks, 1.25% to 1.625%, due 12/9/16 to 6/9/17, Federal Farm Credit Banks, 4.875%, due 1/17/17, which had an aggregate value of $145,577,957.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended October 31, 2016, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of October 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of October 31, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended October 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$28,199,557	$—	$—	$—	$28,199,557	$—
Repurchase Agreements	—	—	23,722,000	—	23,722,000	—
Futures Contracts	—	(246,879)	—	—	—	(246,879)
Swap Agreements	—	—	—	(47,433)	—	(47,433)
Total	$28,199,557	$(246,879)	$23,722,000	$(47,433)	$51,921,557	$(294,312)

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mid-Cap ProFund
Common Stocks	$22,205,590	$—	$—	$—	$22,205,590	$—
Repurchase Agreements	—	—	10,243,000	—	10,243,000	—
Futures Contracts	—	(106,391)	—	—	—	(106,391)
Swap Agreements	—	—	—	45,678	—	45,678
Total	$22,205,590	$(106,391)	$10,243,000	$45,678	$32,448,590	$(60,713)

Small-Cap ProFund
Common Stocks
Leisure Products	$27,996	$—	$2,161	$—	$30,157	$—
All Other Common Stocks	12,808,085	—	—	—	12,808,085	—
Contingent Rights*	—	—	7,553	—	7,553	—
Repurchase Agreements	—	—	15,823,000	—	15,823,000	—
Futures Contracts	—	(94,696)	—	—	—	(94,696)
Swap Agreements	—	—	—	15,022	—	15,022
Total	$12,836,081	$(94,696)	$15,832,714	$15,022	$28,668,795	$(79,674)

NASDAQ-100 ProFund
Common Stocks	$36,291,345	$—	$—	$—	$36,291,345	$—
Repurchase Agreements	—	—	40,077,000	—	40,077,000	—
Futures Contracts	—	(52,161)	—	—	—	(52,161)
Swap Agreements	—	—	—	(188,382)	—	(188,382)
Total	$36,291,345	$(52,161)	$40,077,000	$(188,382)	$76,368,345	$(240,543)

Large-Cap Value ProFund
Common Stocks	$19,479,578	$—	$—	$—	$19,479,578	$—
Repurchase Agreements	—	—	86,000	—	86,000	—
Total	$19,479,578	$—	$86,000	$—	$19,565,578	$—

Large-Cap Growth ProFund
Common Stocks	$11,045,333	$—	$—	$—	$11,045,333	$—
Total	$11,045,333	$—	$—	$—	$11,045,333	$—

Mid-Cap Value ProFund
Common Stocks	$27,527,962	$—	$—	$—	$27,527,962	$—
Total	$27,527,962	$—	$—	$—	$27,527,962	$—

Mid-Cap Growth ProFund
Common Stocks	$9,305,376	$—	$—	$—	$9,305,376	$—
Total	$9,305,376	$—	$—	$—	$9,305,376	$—

Small-Cap Value ProFund
Common Stocks	$20,069,349	$—	$—	$—	$20,069,349	$—
Total	$20,069,349	$—	$—	$—	$20,069,349	$—

Small-Cap Growth ProFund
Common Stocks	$20,277,592	$—	$—	$—	$20,277,592	$—
Total	$20,277,592	$—	$—	$—	$20,277,592	$—

Europe 30 ProFund
Common Stocks	$6,193,638	$—	$—	$—	$6,193,638	$—
Total	$6,193,638	$—	$—	$—	$6,193,638	$—

UltraBull ProFund
Common Stocks	$48,978,140	$—	$—	$—	$48,978,140	$—
Repurchase Agreements	—	—	35,988,000	—	35,988,000	—
Futures Contracts	—	(295,673)	—	—	—	(295,673)
Swap Agreements	—	—	—	(345,368)	—	(345,368)
Total	$48,978,140	$(295,673)	$35,988,000	$(345,368)	$84,966,140	$(641,041)

UltraMid-Cap ProFund
Common Stocks	$45,281,987	$—	$—	$—	$45,281,987	$—
Repurchase Agreements	—	—	21,044,000	—	21,044,000	—
Futures Contracts	—	(758,925)	—	—	—	(758,925)
Swap Agreements	—	—	—	385,226	—	385,226
Total	$45,281,987	$(758,925)	$21,044,000	$385,226	$66,325,987	$(373,699)

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraSmall-Cap ProFund
Common Stocks
Leisure Products	$53,558	$—	$4,134	$—	$57,692	$—
All Other Common Stocks	24,502,420	—	—	—	24,502,420	—
Contingent Rights*	—	—	6,846	—	6,846	—
Repurchase Agreements	—	—	36,198,000	—	36,198,000	—
Futures Contracts	—	(92,901)	—	—	—	(92,901)
Swap Agreements	—	—	—	(44,395)	—	(44,395)
Total	$24,555,978	$(92,901)	$36,208,980	$(44,395)	$60,764,958	$(137,296)

UltraDow 30 ProFund
Common Stocks	$13,351,867	$—	$—	$—	$13,351,867	$—
Repurchase Agreements	—	—	3,649,000	—	3,649,000	—
Futures Contracts	—	(29,630)	—	—	—	(29,630)
Swap Agreements	—	—	—	(32,907)	—	(32,907)
Total	$13,351,867	$(29,630)	$3,649,000	$(32,907)	$17,000,867	$(62,537)

UltraNASDAQ-100 ProFund
Common Stocks	$167,847,469	$—	$—	$—	$167,847,469	$—
Repurchase Agreements	—	—	144,661,000	—	144,661,000	—
Futures Contracts	—	(177,551)	—	—	—	(177,551)
Swap Agreements	—	—	—	(2,514,406)	—	(2,514,406)
Total	$167,847,469	$(177,551)	$144,661,000	$(2,514,406)	$312,508,469	$(2,691,957)

UltraInternational ProFund
Repurchase Agreements	$—	$—	$4,636,000	$—	$4,636,000	$—
Swap Agreements	—	—	—	(5,165)	—	(5,165)
Total	$—	$—	$4,636,000	$(5,165)	$4,636,000	$(5,165)

UltraEmerging Markets ProFund
Common Stocks	$21,152,171	$—	$—	$—	$21,152,171	$—
Preferred Stocks	2,655,984	—	—	—	2,655,984	—
Repurchase Agreements	—	—	5,741,000	—	5,741,000	—
Swap Agreements	—	—	—	(112,231)	—	(112,231)
Total	$23,808,155	$—	$5,741,000	$(112,231)	$29,549,155	$(112,231)

UltraLatin America ProFund
Common Stocks	$19,550,214	$—	$—	$—	$19,550,214	$—
Preferred Stocks	12,589,227	—	—	—	12,589,227	—
Repurchase Agreements	—	—	5,697,000	—	5,697,000	—
Swap Agreements	—	—	—	(44,171)	—	(44,171)
Total	$32,139,441	$—	$5,697,000	$(44,171)	$37,836,441	$(44,171)

UltraChina ProFund
Common Stocks	$12,486,396	$—	$—	$—	$12,486,396	$—
Repurchase Agreements	—	—	5,567,000	—	5,567,000	—
Swap Agreements	—	—	—	(369,038)	—	(369,038)
Total	$12,486,396	$—	$5,567,000	$(369,038)	$18,053,396	$(369,038)

UltraJapan ProFund
Repurchase Agreements	$—	$—	$23,980,000	$—	$23,980,000	$—
Futures Contracts	—	1,034,372	—	—	—	1,034,372
Total	$—	$1,034,372	$23,980,000	$—	$23,980,000	$1,034,372

Bear ProFund
Repurchase Agreements	$—	$—	$61,995,000	$—	$61,995,000	$—
Futures Contracts	—	54,430	—	—	—	54,430
Swap Agreements	—	—	—	161,594	—	161,594
Total	$—	$54,430	$61,995,000	$161,594	$61,995,000	$216,024

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$10,950,000	$—	$10,950,000	$—
Futures Contracts	—	62,538	—	—	—	62,538
Swap Agreements	—	—	—	(10,877)	—	(10,877)
Total	$—	$62,538	$10,950,000	$(10,877)	$10,950,000	$51,661

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$9,753,000	$—	$9,753,000	$—
Futures Contracts	—	(32,861)	—	—	—	(32,861)
Swap Agreements	—	—	—	140,341	—	140,341
Total	$—	$(32,861)	$9,753,000	$140,341	$9,753,000	$107,480

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBear ProFund
Repurchase Agreements	$—	$—	$16,982,000	$—	$16,982,000	$—
Futures Contracts	—	51,565	—	—	—	51,565
Swap Agreements	—	—	—	101,507	—	101,507
Total	$—	$51,565	$16,982,000	$101,507	$16,982,000	$153,072

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,705,000	$—	$2,705,000	$—
Futures Contracts	—	7,077	—	—	—	7,077
Swap Agreements	—	—	—	(29,805)	—	(29,805)
Total	$—	$7,077	$2,705,000	$(29,805)	$2,705,000	$(22,728)

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,670,000	$—	$9,670,000	$—
Swap Agreements	—	—	—	(22,490)	—	(22,490)
Total	$—	$—	$9,670,000	$(22,490)	$9,670,000	$(22,490)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,963,000	$—	$4,963,000	$—
Futures Contracts	—	22,178	—	—	—	22,178
Swap Agreements	—	—	—	14,031	—	14,031
Total	$—	$22,178	$4,963,000	$14,031	$4,963,000	$36,209

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$11,694,000	$—	$11,694,000	$—
Futures Contracts	—	6,139	—	—	—	6,139
Swap Agreements	—	—	—	177,218	—	177,218
Total	$—	$6,139	$11,694,000	$177,218	$11,694,000	$183,357

UltraShort International ProFund
Repurchase Agreements	$—	$—	$6,077,000	$—	$6,077,000	$—
Swap Agreements	—	—	—	5,836	—	5,836
Total	$—	$—	$6,077,000	$5,836	$6,077,000	$5,836

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$7,703,000	$—	$7,703,000	$—
Swap Agreements	—	—	—	45,689	—	45,689
Total	$—	$—	$7,703,000	$45,689	$7,703,000	$45,689

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$4,892,000	$—	$4,892,000	$—
Swap Agreements	—	—	—	9,604	—	9,604
Total	$—	$—	$4,892,000	$9,604	$4,892,000	$9,604

UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,587,000	$—	$3,587,000	$—
Swap Agreements	—	—	—	135,521	—	135,521
Total	$—	$—	$3,587,000	$135,521	$3,587,000	$135,521

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$2,838,000	$—	$2,838,000	$—
Futures Contracts	—	(117,131)	—	—	—	(117,131)
Total	$—	$(117,131)	$2,838,000	$—	$2,838,000	$(117,131)

Banks UltraSector ProFund
Common Stocks	$11,398,520	$—	$—	$—	$11,398,520	$—
Repurchase Agreements	—	—	4,038,000	—	4,038,000	—
Swap Agreements	—	—	—	22,732	—	22,732
Total	$11,398,520	$—	$4,038,000	$22,732	$15,436,520	$22,732

Basic Materials UltraSector ProFund
Common Stocks	$5,794,756	$—	$—	$—	$5,794,756	$—
Repurchase Agreements	—	—	2,045,000	—	2,045,000	—
Swap Agreements	—	—	—	(42,190)	—	(42,190)
Total	$5,794,756	$—	$2,045,000	$(42,190)	$7,839,756	$(42,190)

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$223,095,964	$—	$—	$—	$223,095,964	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	74,436,000	—	74,436,000	—
Swap Agreements	—	—	—	(9,358,985)	—	(9,358,985)
Total	$223,095,964	$—	$74,517,819	$(9,358,985)	$297,613,783	$(9,358,985)

Consumer Goods UltraSector ProFund
Common Stocks	$9,164,384	$—	$—	$—	$9,164,384	$—
Repurchase Agreements	—	—	3,234,000	—	3,234,000	—
Swap Agreements	—	—	—	(28,713)	—	(28,713)
Total	$9,164,384	$—	$3,234,000	$(28,713)	$12,398,384	$(28,713)

Consumer Services UltraSector ProFund
Common Stocks	$21,789,702	$—	$—	$—	$21,789,702	$—
Repurchase Agreements	—	—	7,001,000	—	7,001,000	—
Swap Agreements	—	—	—	(527,221)	—	(527,221)
Total	$21,789,702	$—	$7,001,000	$(527,221)	$28,790,702	$(527,221)

Financials UltraSector ProFund
Common Stocks	$27,074,682	$—	$—	$—	$27,074,682	$—
Repurchase Agreements	—	—	9,989,000	—	9,989,000	—
Swap Agreements	—	—	—	(140,583)	—	(140,583)
Total	$27,074,682	$—	$9,989,000	$(140,583)	$37,063,682	$(140,583)

Health Care UltraSector ProFund
Common Stocks	$18,836,734	$—	$—	$—	$18,836,734	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	5,661,000	—	5,661,000	—
Swap Agreements	—	—	—	(558,202)	—	(558,202)
Total	$18,836,734	$—	$5,663,079	$(558,202)	$24,499,813	$(558,202)

Industrials UltraSector ProFund
Common Stocks	$31,366,310	$—	$—	$—	$31,366,310	$—
Repurchase Agreements	—	—	9,188,000	—	9,188,000	—
Swap Agreements	—	—	—	(62,992)	—	(62,992)
Total	$31,366,310	$—	$9,188,000	$(62,992)	$40,554,310	$(62,992)

Internet UltraSector ProFund
Common Stocks	$61,749,841	$—	$—	$—	$61,749,841	$—
Repurchase Agreements	—	—	30,222,000	—	30,222,000	—
Swap Agreements	—	—	—	(1,527,811)	—	(1,527,811)
Total	$61,749,841	$—	$30,222,000	$(1,527,811)	$91,971,841	$(1,527,811)

Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,818,504	$—	$—	$—	$2,818,504	$—
Repurchase Agreements	—	—	1,674,000	—	1,674,000	—
Swap Agreements	—	—	—	(132,788)	—	(132,788)
Total	$2,818,504	$—	$1,674,000	$(132,788)	$4,492,504	$(132,788)

Oil & Gas UltraSector ProFund
Common Stocks	$22,518,754	$—	$—	$—	$22,518,754	$—
Repurchase Agreements	—	—	10,019,000	—	10,019,000	—
Swap Agreements	—	—	—	(697,309)	—	(697,309)
Total	$22,518,754	$—	$10,019,000	$(697,309)	$32,537,754	$(697,309)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,144,041	$—	$—	$—	$10,144,041	$—
Repurchase Agreements	—	—	4,195,000	—	4,195,000	—
Swap Agreements	—	—	—	(421,549)	—	(421,549)
Total	$10,144,041	$—	$4,195,000	$(421,549)	$14,339,041	$(421,549)

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$7,034,656	$—	$—	$—	$7,034,656	$—
Repurchase Agreements	—	—	3,404,000	—	3,404,000	—
Swap Agreements	—	—	—	(156,943)	—	(156,943)
Total	$7,034,656	$—	$3,404,000	$(156,943)	$10,438,656	$(156,943)

Precious Metals UltraSector ProFund
Common Stocks	$26,945,526	$—	$—	$—	$26,945,526	$—
Repurchase Agreements	—	—	9,106,000	—	9,106,000	—
Swap Agreements	—	—	—	561,333	—	561,333
Total	$26,945,526	$—	$9,106,000	$561,333	$36,051,526	$561,333

Real Estate UltraSector ProFund
Common Stocks	$30,569,523	$—	$—	$—	$30,569,523	$—
Repurchase Agreements	—	—	12,279,000	—	12,279,000	—
Swap Agreements	—	—	—	(815,660)	—	(815,660)
Total	$30,569,523	$—	$12,279,000	$(815,660)	$42,848,523	$(815,660)

Semiconductor UltraSector ProFund
Common Stocks	$81,087,305	$—	$—	$—	$81,087,305	$—
Repurchase Agreements	—	—	39,205,000	—	39,205,000	—
Swap Agreements	—	—	—	(890,159)	—	(890,159)
Total	$81,087,305	$—	$39,205,000	$(890,159)	$120,292,305	$(890,159)

Technology UltraSector ProFund
Common Stocks	$43,715,588	$—	$—	$—	$43,715,588	$—
Repurchase Agreements	—	—	15,901,000	—	15,901,000	—
Swap Agreements	—	—	—	(723,171)	—	(723,171)
Total	$43,715,588	$—	$15,901,000	$(723,171)	$59,616,588	$(723,171)

Telecommunications UltraSector ProFund
Common Stocks	$6,828,686	$—	$—	$—	$6,828,686	$—
Repurchase Agreements	—	—	2,702,000	—	2,702,000	—
Swap Agreements	—	—	—	(21,087)	—	(21,087)
Total	$6,828,686	$—	$2,702,000	$(21,087)	$9,530,686	$(21,087)

Utilities UltraSector ProFund
Common Stocks	$17,819,117	$—	$—	$—	$17,819,117	$—
Repurchase Agreements	—	—	6,737,000	—	6,737,000	—
Swap Agreements	—	—	—	464,545	—	464,545
Total	$17,819,117	$—	$6,737,000	$464,545	$24,556,117	$464,545

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,968,000	$—	$2,968,000	$—
Swap Agreements	—	—	—	81,080	—	81,080
Total	$—	$—	$2,968,000	$81,080	$2,968,000	$81,080

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$11,129,000	$—	$11,129,000	$—
Swap Agreements	—	—	—	(309,946)	—	(309,946)
Total	$—	$—	$11,129,000	$(309,946)	$11,129,000	$(309,946)

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$10,307,000	$—	$10,307,000	$—
Swap Agreements	—	—	—	12,182	—	12,182
Total	$—	$—	$10,307,000	$12,182	$10,307,000	$12,182

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$6,350,592	$—	$6,350,592	$—
Repurchase Agreements	—	—	29,495,000	—	29,495,000	—
Swap Agreements	—	—	—	(4,480,359)	—	(4,480,359)
Total	$—	$—	$35,845,592	$(4,480,359)	$35,845,592	$(4,480,359)

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$9,455,000	$—	$9,455,000	$—
Swap Agreements	—	—	—	66,988	—	66,988
Total	$—	$—	$9,455,000	$66,988	$9,455,000	$66,988

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$37,539,000	$—	$37,539,000	$—
Swap Agreements	—	—	—	1,174,371	—	1,174,371
Total	$—	$—	$37,539,000	$1,174,371	$37,539,000	$1,174,371

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$48,008,000	$—	$48,008,000	$—
Forward Currency Contracts	—	—	—	867,879	—	867,879
Total	$—	$—	$48,008,000	$867,879	$48,008,000	$867,879

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$4,833,000	$—	$4,833,000	$—
Forward Currency Contracts	—	—	—	(141,313)	—	(141,313)
Total	$—	$—	$4,833,000	$(141,313)	$4,833,000	$(141,313)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may  be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At October 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$36,798,704	$18,050,846	$(2,927,993)	$15,122,853
Mid-Cap ProFund	29,496,546	4,207,728	(1,255,684)	2,952,044
Small-Cap ProFund	28,068,212	1,499,149	(898,566)	600,583
NASDAQ-100 ProFund	60,329,587	17,027,114	(988,356)	16,038,758
Large-Cap Value ProFund	18,490,175	2,954,310	(1,878,907)	1,075,403
Large-Cap Growth ProFund	6,268,082	5,653,248	(875,997)	4,777,251
Mid-Cap Value ProFund	26,198,355	3,594,675	(2,265,068)	1,329,607
Mid-Cap Growth ProFund	8,372,755	2,823,718	(1,891,097)	932,621
Small-Cap Value ProFund	20,219,329	3,465,997	(3,615,977)	(149,980)
Small-Cap Growth ProFund	20,246,242	2,542,457	(2,511,107)	31,350
Europe 30 ProFund	6,599,948	924,334	(1,330,644)	(406,310)
UltraBull ProFund	69,722,337	24,500,356	(9,256,553)	15,243,803
UltraMid-Cap ProFund	57,342,639	13,117,212	(4,133,864)	8,983,348
UltraSmall-Cap ProFund	56,237,215	7,127,255	(2,599,512)	4,527,743
UltraDow 30 ProFund	11,614,936	6,348,129	(962,198)	5,385,931
UltraNASDAQ-100 ProFund	232,532,630	105,448,491	(25,472,652)	79,975,839
UltraInternational ProFund	4,636,000	—	—	—
UltraEmerging Markets ProFund	28,868,347	4,518,675	(3,837,867)	680,808
UltraLatin America ProFund	37,889,742	8,744,985	(8,798,286)	(53,301)
UltraChina ProFund	16,749,468	2,867,890	(1,563,962)	1,303,928
UltraJapan ProFund	23,980,000	—	—	—
Bear ProFund	61,995,000	—	—	—
Short Small-Cap ProFund	10,950,000	—	—	—
Short NASDAQ-100 ProFund	9,753,000	—	—	—
UltraBear ProFund	16,982,000	—	—	—
UltraShort Mid-Cap ProFund	2,705,000	—	—	—
UltraShort Small-Cap ProFund	9,670,000	—	—	—
UltraShort Dow 30 ProFund	4,963,000	—	—	—
UltraShort NASDAQ-100 ProFund	11,694,000	—	—	—
UltraShort International ProFund	6,077,000	—	—	—
UltraShort Emerging Markets ProFund	7,703,000	—	—	—
UltraShort Latin America ProFund	4,892,000	—	—	—
UltraShort China ProFund	3,587,000	—	—	—
UltraShort Japan ProFund	2,838,000	—	—	—
Banks UltraSector ProFund	14,124,255	3,889,070	(2,576,805)	1,312,265
Basic Materials UltraSector ProFund	6,384,804	2,795,044	(1,340,092)	1,454,952
Biotechnology UltraSector ProFund	223,009,847	90,153,247	(15,549,311)	74,603,936
Consumer Goods UltraSector ProFund	10,368,856	2,470,132	(440,604)	2,029,528
Consumer Services UltraSector ProFund	20,200,345	9,574,283	(983,926)	8,590,357
Financials UltraSector ProFund	36,534,769	3,752,808	(3,223,895)	528,913
Health Care UltraSector ProFund	17,198,687	8,019,554	(718,428)	7,301,126
Industrials UltraSector ProFund	39,691,641	1,389,426	(526,757)	862,669
Internet UltraSector ProFund	69,534,548	26,454,256	(4,016,963)	22,437,293
Mobile Telecommunications UltraSector ProFund	3,558,763	1,252,779	(319,038)	933,741
Oil & Gas UltraSector ProFund	23,302,840	11,063,039	(1,828,125)	9,234,914
Oil Equipment, Services & Distribution UltraSector ProFund	14,527,339	2,565,828	(2,754,126)	(188,298)
Pharmaceuticals UltraSector ProFund	7,942,165	3,044,220	(547,729)	2,496,491
Precious Metals UltraSector ProFund	36,778,865	9,676,905	(10,404,244)	(727,339)
Real Estate UltraSector ProFund	36,705,713	8,317,589	(2,174,779)	6,142,810
Semiconductor UltraSector ProFund	116,867,276	4,330,953	(905,924)	3,425,029
Technology UltraSector ProFund	54,455,461	5,886,060	(724,933)	5,161,127
Telecommunications UltraSector ProFund	9,137,338	733,636	(340,288)	393,348
Utilities UltraSector ProFund	20,937,942	4,182,669	(564,494)	3,618,175
Short Oil & Gas ProFund	2,968,000	—	—	—
Short Precious Metals ProFund	11,129,000	—	—	—
Short Real Estate ProFund	10,307,000	—	—	—
U.S. Government Plus ProFund	36,304,396	—	(458,804)	(458,804)
Rising Rates Opportunity 10 ProFund	9,455,000	—	—	—
Rising Rates Opportunity ProFund	37,539,000	—	—	—
Rising U.S. Dollar ProFund	48,008,000	—	—	—
Falling U.S. Dollar ProFund	4,833,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $141,465, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $723,875 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2016.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

:: Notes to Schedules of Portfolio Investments :: October 31, 2016 (Unaudited)

8. Subsequent Event

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort NASDAQ-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	December 23, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 23, 2016

* Print the name and title of each signing officer under his or her signature.